UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Fundamental Large Cap Core Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period, leading to some mixed results for equity investors. Stocks generally declined late in the period as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. While some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and the good news is that those continue to appear supportive. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
29	Notes to financial statements
36	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stock market advance slowed in the New Year

The U.S. equity market ended the period with a gain, but was held back as inflation fears and global trade tensions sparked increased volatility in the New Year.

Consumer discretionary and energy stocks led the market

Consumer discretionary stocks benefited from improved economic growth and consumer confidence, while energy stocks rose as oil prices climbed.

Picks in consumer discretionary and industrials detracted

Security selection in the consumer discretionary and industrials sectors hampered the fund's performance versus its benchmark, the S&P 500 Index.

SECTOR COMPOSITION AS OF 4/30/18 (%)

A note about risks

Large company stocks could fall out of favor, and value stocks may decline in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy)Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

What factors drove the stock market during the six months ended April 30, 2018?

It was a tug of war. On the positive side, stocks gained from favorable U.S. economic growth, with roughly 3% annualized growth for the fourth quarter of 2017 followed by 2% growth for the first quarter of 2018. Against this backdrop, the U.S. Federal Reserve edged its short-term interest-rate target higher in December and again in March, while scaling back its bond buying. Added tailwinds included rising oil prices and a new tax law passed by Congress in December that significantly lowered corporate tax rates. Corporate earnings growth largely exceeded expectations.

However, after reaching new records in January, the U.S. stock market plunged in early February, as wage growth spurred inflation fears and, later, as new import tariffs sparked global trade tensions. News in March that social media giant Facebook, Inc. had mishandled user data further rattled investors, raising concern that regulators might step up their oversight of the information technology sector. In addition, the yield on the 10-year Treasury reached 3% in late April, spurring fear that higher borrowing costs would crimp corporate profits.

Which sectors were winners and losers in this environment?

Within the fund's benchmark, the broad-based S&P 500 Index, the consumer discretionary sector posted the biggest gain by far, helped by strengthening economic growth and improving consumer confidence. Energy stocks also stood out, benefiting from significantly higher oil prices. Many other sectors posted modest gains, notably the information technology and financials sectors.

By contrast, more defensive, dividend-paying sectors—including utilities, consumer staples, and real estate—declined, pressured by rising interest rates and better earnings growth opportunities elsewhere. Materials stocks also ended down for the period, hurt by escalating trade tensions.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       4

"... after reaching new records in January, the U.S. stock market plunged in early February, as wage growth spurred inflation fears and, later, as new import tariffs sparked global trade tensions."

How did the fund perform for the past six months?

Performance was disappointing. The fund's Class A shares posted a loss of 0.12% (excluding sales charges), lagging the 3.82% gain of the benchmark S&P 500 Index. Security selection accounted for the vast majority of underperformance, with the most notable losses coming from picks in the consumer discretionary and industrials sectors. Investment choices in the financials, healthcare, and information technology sectors also hurt. Despite near-term disappointments, we maintained our long-term focus on financially sound companies with competitive advantages, the ability to generate substantial cash flow over sustained periods, and attractive stock prices relative to our estimates of intrinsic value.

Which stocks were the biggest detractors?

A large overweight in diversified industrials conglomerate General Electric Company (GE) hurt most. GE brought in new leadership last summer to help turn around its struggling business. In November, management cut the company's dividend by 50%, causing the stock to slide. The share price fell even further when earnings results for the fourth quarter disappointed due largely to weak performance in the company's power-generation business. A federal government investigation into GE's updated accounting practices and concern around its reserves for a legacy long-term care

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Amazon.com, Inc.	7.7
General Electric Company	6.7
Apple, Inc.	6.0
Bank of America Corp.	4.7
Citigroup, Inc.	4.1
Alphabet, Inc., Class A	4.1
The Goldman Sachs Group, Inc.	4.1
Visa, Inc., Class A	3.5
Lennar Corp., A Shares	3.3
Polaris Industries, Inc.	3.1
TOTAL	47.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       5

"We took advantage of volatility to add some new information technology holdings and to boost our stakes in some existing tech positions ..."
business also pressured the return. Although the stock rallied late in the period following both first-quarter earnings results that beat low market expectations and the reiteration of 2018 guidance, it still ended the period with a sizable loss.

Mattress company Tempur Sealy International, Inc. in the consumer discretionary sector was another turnaround story that disappointed. This stock has had a bumpy road since the company decided to terminate its contract with bedding retailer Mattress Firm (not held by the fund) last year in order to focus on profits over volumes. As a result, Tempur Sealy's year-over-year revenue declined. Plus, the company faced competitive pressure for its lower-end Sealy line. Both factors caused the stock to tumble. Tempur Sealy has since been working to expand its retail partnerships and grow its direct-to-consumer sales. It's also approaching the time when the Mattress Firm comparisons will no longer be a factor.

An investment in global racecar franchise Liberty Media Corp.-Liberty Formula One, which also is in the consumer discretionary sector, detracted. Liberty Media is trying to grow Formula One's asset value by increasing the number of races, renegotiating contracts with some of the largest teams and building a digital platform for viewers. However, uncertainty about how long it will take for these turnaround initiatives to deliver results weighed on the stock. Neither this stock nor Tempur Sealy was in the S&P 500.

Elsewhere, in healthcare, an overweight in Ireland-based pharmaceuticals Allergan PLC hurt relative performance. This company, which is best known for its Botox anti-wrinkle cream, saw its stock decline as investors worried about the looming patent expiration of its number two product, Restasis dry-eye drops.

Switching gears, did any choices help relative performance this period?

We benefited from having little or no exposure to some of the weakest performing sectors in the index, including utilities, materials, consumer staples, and real estate. We just didn't find enough stocks in these sectors that fit our investment criteria.

In terms of individual contributors, our sizable overweighting in Amazon.com, Inc. in the consumer discretionary sector gave the biggest boost to our relative result. Amazon's shares soared, as the

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       6

company's highly profitable cloud-computing business, the expansion of its e-commerce operation worldwide, and the growing popularity of its Amazon Prime membership program led to earnings results that significantly surpassed expectations. Even President Trump's negative tweets about the company late in the period did little to deter the stock's rise.

In the information technology sector, software-as-a-service company Workday, Inc. stood out, as the addition of new clients in the financials sector and the general migration by corporations to cloud-based services helped fuel accelerated revenue growth. Workday, which was not in the index, was a new addition to the fund over the period.

How is the fund currently positioned?

It continues to have an economically sensitive bias, with sizable overweights in the consumer discretionary and financials sectors. We took advantage of volatility to add some new information technology holdings and to boost our stakes in some existing tech positions, ending the period with a much higher weighting in that sector. The fund finished the period with reduced stakes in healthcare and consumer staples, two sectors that tend not to be tied directly to the economy, and a slightly lower stake in financials.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Jonathan White, CFA On the fund since 2015 Investing since 1997

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	4.15	11.32	6.12	-5.12	70.92	81.21
Class B	3.82	11.36	6.03	-5.05	71.29	79.65
Class C	7.83	11.62	5.88	-1.38	73.30	77.00
Class I1	9.88	12.76	7.01	0.00	82.27	96.85
Class R1[1,2]	9.23	12.03	6.33	-0.31	76.49	84.71
Class R2[1,2]	9.48	12.32	6.62	-0.19	78.79	89.92
Class R3[1,2]	9.35	12.15	6.41	-0.23	77.44	86.11
Class R4[1,2]	9.74	12.59	6.75	-0.06	80.92	92.08
Class R5[1,2]	9.96	12.81	6.97	0.03	82.67	96.20
Class R6[1,2]	10.05	12.88	6.94	0.07	83.29	95.65
Class NAV[1,2]	10.03	12.56	6.72	0.07	80.70	91.59
Index†	13.27	12.96	9.02	3.82	83.93	137.11

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV*
Gross (%)	1.04	1.79	1.79	0.78	1.44	1.19	1.34	1.04	0.74	0.69	0.68
Net (%)	1.04	1.79	1.79	0.78	1.44	1.19	1.34	0.94	0.74	0.69	0.68

*Expenses have been estimated for the first year of operations of Class NAV shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-08	17,965	17,965	23,711
Class C3	4-30-08	17,700	17,700	23,711
Class I1	4-30-08	19,685	19,685	23,711
Class R1[1,2]	4-30-08	18,471	18,471	23,711
Class R2[1,2]	4-30-08	18,992	18,992	23,711
Class R3[1,2]	4-30-08	18,611	18,611	23,711
Class R4[1,2]	4-30-08	19,208	19,208	23,711
Class R5[1,2]	4-30-08	19,620	19,620	23,711
Class R6[1,2]	4-30-08	19,565	19,565	23,711
Class NAV[1,2]	4-30-08	19,159	19,159	23,711

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R1, Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11; Class NAV shares were first offered on 2-8-17. Returns prior to these dates are those of Class A shares (first offered on 9-30-84) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$998.80	$5.06	1.02%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.11	1.02%
Class B	Actual expenses/actual returns	1,000.00	995.10	8.76	1.77%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	8.85	1.77%
Class C	Actual expenses/actual returns	1,000.00	995.30	8.76	1.77%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	8.85	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,000.00	3.82	0.77%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.86	0.77%
Class R1	Actual expenses/actual returns	1,000.00	996.90	6.98	1.41%
	Hypothetical example for comparison purposes	1,000.00	1,017.80	7.05	1.41%
Class R2	Actual expenses/actual returns	1,000.00	998.10	5.85	1.18%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.91	1.18%
Class R3	Actual expenses/actual returns	1,000.00	997.70	6.29	1.27%
	Hypothetical example for comparison purposes	1,000.00	1,018.50	6.36	1.27%
Class R4	Actual expenses/actual returns	1,000.00	999.40	4.56	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%
Class R5	Actual expenses/actual returns	1,000.00	1,000.30	3.57	0.72%
	Hypothetical example for comparison purposes	1,000.00	1,021.20	3.61	0.72%
Class R6	Actual expenses/actual returns	1,000.00	1,000.70	3.32	0.67%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.36	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	1,000.70	3.27	0.66%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.31	0.66%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 98.0%		$4,871,144,027
(Cost $3,978,163,646)
Consumer discretionary 22.1%		1,099,294,337
Hotels, restaurants and leisure 1.5%
Starbucks Corp.	1,270,148	73,122,420
Household durables 5.2%
Lennar Corp., A Shares	3,074,517	162,611,204
Lennar Corp., B Shares	36,366	1,552,465
Tempur Sealy International, Inc. (A)	2,130,494	95,339,607
Internet and direct marketing retail 7.7%
Amazon.com, Inc. (A)	245,103	383,863,161
Leisure products 3.1%
Polaris Industries, Inc.	1,490,979	156,284,419
Media 3.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,018,979	89,120,260
Twenty-First Century Fox, Inc., Class B	1,666,886	60,124,578
Specialty retail 1.5%
AutoZone, Inc. (A)	17,491	10,923,479
CarMax, Inc. (A)	727,849	45,490,563
Group 1 Automotive, Inc.	279,246	18,248,726
Textiles, apparel and luxury goods 0.1%
NIKE, Inc., Class B	38,214	2,613,455
Consumer staples 2.5%		125,336,083
Beverages 2.5%
Anheuser-Busch InBev SA, ADR	878,504	87,920,680
Diageo PLC, ADR	263,563	37,415,403
Energy 4.6%		228,578,120
Energy equipment and services 2.9%
Baker Hughes, a GE Company	967,963	34,953,144
Schlumberger, Ltd.	1,557,923	106,811,201
Oil, gas and consumable fuels 1.7%
Cheniere Energy, Inc. (A)	1,444,684	84,022,821
Chevron Corp.	22,308	2,790,954
Financials 24.6%		1,224,707,168
Banks 12.0%
Bank of America Corp.	7,848,708	234,833,343
Citigroup, Inc.	3,007,729	205,337,659
First Republic Bank	890,868	82,734,911
JPMorgan Chase & Co.	693,502	75,439,148
Capital markets 9.7%
Affiliated Managers Group, Inc.	727,285	119,900,205
12	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
FactSet Research Systems, Inc.	135,670	$25,656,554
Morgan Stanley	2,611,344	134,797,577
The Goldman Sachs Group, Inc.	846,552	201,758,738
Consumer finance 1.5%
American Express Company	611,863	60,421,471
Synchrony Financial	379,809	12,598,265
Insurance 1.4%
Prudential Financial, Inc.	669,952	71,229,297
Health care 8.1%		402,707,285
Biotechnology 3.3%
Gilead Sciences, Inc.	1,025,690	74,085,589
Shire PLC, ADR	550,497	87,765,737
Health care equipment and supplies 1.8%
Danaher Corp.	261,603	26,244,013
Medtronic PLC	785,545	62,945,721
Pharmaceuticals 3.0%
Allergan PLC	987,089	151,666,225
Industrials 12.7%		628,159,027
Aerospace and defense 1.9%
United Technologies Corp.	765,448	91,968,577
Industrial conglomerates 6.7%
General Electric Company	23,645,405	332,690,848
Machinery 0.5%
Caterpillar, Inc.	168,836	24,373,165
Professional services 1.9%
IHS Markit, Ltd. (A)	1,878,152	92,273,607
Nielsen Holdings PLC	77,493	2,437,155
Road and rail 1.7%
Union Pacific Corp.	631,712	84,415,675
Information technology 21.8%		1,082,455,865
Internet software and services 9.6%
Alphabet, Inc., Class A (A)	199,240	202,941,879
Cargurus, Inc. (A)	1,668,653	51,594,751
eBay, Inc. (A)	1,933,917	73,256,776
Facebook, Inc., Class A (A)	876,516	150,760,752
IT services 3.5%
Visa, Inc., Class A	1,370,854	173,933,956
Software 2.7%
Workday, Inc., Class A (A)	1,064,940	132,947,110
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	13

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 6.0%
Apple, Inc.	1,797,293	$297,020,641
Real estate 1.6%		79,906,142
Equity real estate investment trusts 1.6%
American Tower Corp.	585,994	79,906,142

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0%				$102,388,000
(Cost $102,388,000)
U.S. Government Agency 1.0%				53,322,000
Federal Home Loan Bank Discount Note	1.580	05-01-18	53,322,000	53,322,000

	Par value^	Value
Repurchase agreement 1.0%		49,066,000
Barclays Tri-Party Repurchase Agreement dated 4-30-18 at 1.700% to be repurchased at $47,280,233 on 5-1-18, collateralized by $52,893,200 U.S. Treasury Notes, 1.625% due 2-15-26 (valued at $48,225,895, including interest)	47,278,000	47,278,000
Repurchase Agreement with State Street Corp. dated 4-30-18 at 0.740% to be repurchased at $1,788,037 on 5-1-18, collateralized by $1,895,000 U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $1,826,424, including interest)	1,788,000	1,788,000

Total investments (Cost $4,080,551,646) 100.0%	$4,973,532,027
Other assets and liabilities, net (0.0%)	(1,176,927)
Total net assets 100.0%	$4,972,355,100

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $4,087,693,813. Net unrealized appreciation aggregated to $885,838,214, of which $1,148,199,606 related to gross unrealized appreciation and $262,361,392 related to gross unrealized depreciation.
14	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $4,080,551,646)	$4,973,532,027
Cash	128
Receivable for fund shares sold	4,609,177
Dividends and interest receivable	2,302,592
Other receivables and prepaid expenses	358,529
Total assets	4,980,802,453
Liabilities
Payable for fund shares repurchased	3,786,766
Payable to affiliates
Accounting and legal services fees	565,730
Transfer agent fees	279,804
Distribution and service fees	574,569
Trustees' fees	8,975
Investment management fees	2,551,260
Other liabilities and accrued expenses	680,249
Total liabilities	8,447,353
Net assets	$4,972,355,100
Net assets consist of
Paid-in capital	$3,771,277,678
Undistributed net investment income	3,893,063
Accumulated net realized gain (loss) on investments and foreign currency transactions	304,203,861
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	892,980,498
Net assets	$4,972,355,100

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,539,440,647 ÷ 32,305,105 shares)[1]	$47.65
Class B ($20,319,736 ÷ 478,515 shares)[1]	$42.46
Class C ($280,369,788 ÷ 6,603,925 shares)[1]	$42.46
Class I ($901,359,770 ÷ 18,112,871 shares)	$49.76
Class R1 ($8,178,143 ÷ 166,801 shares)	$49.03
Class R2 ($1,602,100 ÷ 32,313 shares)	$49.58
Class R3 ($3,335,620 ÷ 67,845 shares)	$49.17
Class R4 ($4,343,404 ÷ 87,708 shares)	$49.52
Class R5 ($1,947,251 ÷ 39,059 shares)	$49.85
Class R6 ($1,093,072,574 ÷ 21,919,797 shares)	$49.87
Class NAV ($1,118,386,067 ÷ 22,435,597 shares)	$49.85
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$50.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$34,809,740
Interest	587,659
Less foreign taxes withheld	(263,473)
Total investment income	35,133,926
Expenses
Investment management fees	15,758,002
Distribution and service fees	3,678,653
Accounting and legal services fees	569,880
Transfer agent fees	1,660,516
Trustees' fees	47,882
State registration fees	117,207
Printing and postage	265,999
Professional fees	90,417
Custodian fees	298,940
Other	64,539
Total expenses	22,552,035
Less expense reductions	(221,126)
Net expenses	22,330,909
Net investment income	12,803,017
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	311,275,835
311,275,835
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(323,485,304)
(323,485,304)
Net realized and unrealized loss	(12,209,469)
Increase in net assets from operations	$593,548

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$12,803,017	$30,090,486
Net realized gain	311,275,835	381,660,333
Change in net unrealized appreciation (depreciation)	(323,485,304)	693,263,240
Increase in net assets resulting from operations	593,548	1,105,014,059
Distributions to shareholders
From net investment income
Class A	(8,057,285)	(6,690,657)
Class I	(7,347,558)	(11,361,222)
Class R1	(12,514)	(5,459)
Class R2	(5,101)	(7,970)
Class R3	(8,567)	(4,093)
Class R4	(18,190)	(13,277)
Class R5	(18,992)	(9,464)
Class R6	(8,044,554)	(8,358,290)
Class NAV	(9,295,038)	—
From net realized gain
Class A	(123,969,640)	(45,947,937)
Class B	(2,327,040)	(1,307,130)
Class C	(25,759,803)	(9,625,669)
Class I	(74,463,826)	(49,784,655)
Class R1	(692,173)	(207,561)
Class R2	(105,932)	(77,548)
Class R3	(284,539)	(71,945)
Class R4	(232,537)	(74,065)
Class R5	(185,680)	(39,359)
Class R6	(74,283,276)	(32,295,978)
Class NAV	(83,965,476)	—
Total distributions	(419,077,721)	(165,882,279)
From fund share transactions	305,254,815	603,582,491
Total increase (decrease)	(113,229,358)	1,542,714,271
Net assets
Beginning of period	5,085,584,458	3,542,870,187
End of period	$4,972,355,100	$5,085,584,458
Undistributed net investment income	$3,893,063	$23,897,845

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       17

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$51.87		$42.42	$42.89	$39.44	$34.92	$27.52
Net investment income[2]	0.09		0.24	0.23	0.16	0.16	0.26
Net realized and unrealized gain (loss) on investments	(0.04)		10.71	(0.07)	3.42	4.56	7.40
Total from investment operations	0.05		10.95	0.16	3.58	4.72	7.66
Less distributions
From net investment income	(0.26)		(0.19)	(0.12)	(0.13)	(0.20)	(0.26)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total distributions	(4.27)		(1.50)	(0.63)	(0.13)	(0.20)	(0.26)
Net asset value, end of period	$47.65		$51.87	$42.42	$42.89	$39.44	$34.92
Total return (%)[3,4]	(0.12	) [5]	26.39	0.37	9.11	13.59	28.07
Ratios and supplemental data
Net assets, end of period (in millions)	$1,539		$1,620	$1,519	$1,629	$1,541	$1,044
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[6]	1.04	1.06	1.05	1.06	1.10
Expenses including reductions	1.02	[6]	1.04	1.05	1.04	1.06	1.10
Net investment income	0.35	[6]	0.51	0.57	0.40	0.43	0.83
Portfolio turnover (%)	18		54 [7]	20 [8]	22	21 [8]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       18

Class B Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$46.58		$38.34	$38.99	$36.01	$31.94	$25.20
Net investment income (loss)[2]	(0.08)		(0.09)	(0.06)	(0.13)	(0.11)	0.02
Net realized and unrealized gain (loss) on investments	(0.03)		9.64	(0.08)	3.11	4.18	6.79
Total from investment operations	(0.11)		9.55	(0.14)	2.98	4.07	6.81
Less distributions
From net investment income	—		—	—	—	—	(0.07)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total Distributions	(4.01)		(1.31)	(0.51)	—	—	(0.07)
Net asset value, end of period	$42.46		$46.58	$38.34	$38.99	$36.01	$31.94
Total return (%)[3,4]	(0.49	) [5]	25.44	(0.37)	8.28	12.74	27.07
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$29	$41	$65	$79	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	[6]	1.79	1.81	1.80	1.81	1.86
Expenses including reductions	1.77	[6]	1.79	1.80	1.79	1.81	1.85
Net investment income (loss)	(0.36	) [6]	(0.21)	(0.17)	(0.34)	(0.31)	0.08
Portfolio turnover (%)	18		54 [7]	20 [8]	22	21 [8]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       19

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$46.57		$38.33	$38.98	$36.00	$31.93	$25.19
Net investment income (loss)[2]	(0.09)		(0.10)	(0.07)	(0.13)	(0.11)	0.02
Net realized and unrealized gain (loss) on investments	(0.01)		9.65	(0.07)	3.11	4.18	6.79
Total from investment operations	(0.10)		9.55	(0.14)	2.98	4.07	6.81
Less distributions
From net investment income	—		—	—	—	—	(0.07)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total Distributions	(4.01)		(1.31)	(0.51)	—	—	(0.07)
Net asset value, end of period	$42.46		$46.57	$38.33	$38.98	$36.00	$31.93
Total return (%)[3,4]	(0.47	) [5]	25.44	(0.37)	8.28	12.75	27.08
Ratios and supplemental data
Net assets, end of period (in millions)	$280		$303	$290	$314	$300	$267
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	[6]	1.79	1.81	1.80	1.81	1.85
Expenses including reductions	1.77	[6]	1.79	1.80	1.79	1.81	1.85
Net investment income (loss)	(0.39	) [6]	(0.23)	(0.18)	(0.35)	(0.32)	0.07
Portfolio turnover (%)	18		54 [7]	20 [8]	22	21 [8]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       20

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$54.05		$44.13	$44.58	$40.97	$36.28	$28.58
Net investment income[2]	0.16		0.40	0.36	0.27	0.26	0.35
Net realized and unrealized gain (loss) on investments	(0.04)		11.12	(0.08)	3.55	4.75	7.70
Total from investment operations	0.12		11.52	0.28	3.82	5.01	8.05
Less distributions
From net investment income	(0.40)		(0.29)	(0.22)	(0.21)	(0.32)	(0.35)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total distributions	(4.41)		(1.60)	(0.73)	(0.21)	(0.32)	(0.35)
Net asset value, end of period	$49.76		$54.05	$44.13	$44.58	$40.97	$36.28
Total return (%)[3]	0.00	[4]	26.73	0.63	9.40	13.90	28.45
Ratios and supplemental data
Net assets, end of period (in millions)	$901		$985	$1,665	$1,789	$880	$428
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.78	0.79	0.79	0.80	0.80
Expenses including reductions	0.77	[5]	0.78	0.78	0.78	0.79	0.80
Net investment income	0.60	[5]	0.82	0.84	0.65	0.68	1.09
Portfolio turnover (%)	18		54 [6]	20 [7]	22	21 [7]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       21

Class R1 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15		10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$53.16		$43.46	$43.98	$40.47		$35.85	$28.26
Net investment income (loss)[2]	(0.01)		0.06	0.07	0.01		0.02	0.15
Net realized and unrealized gain (loss) on investments	(0.04)		10.98	(0.08)	3.50		4.69	7.62
Total from investment operations	(0.05)		11.04	(0.01)	3.51		4.71	7.77
Less distributions
From net investment income	(0.07)		(0.03)	—	—	[3]	(0.09)	(0.18)
From net realized gain	(4.01)		(1.31)	(0.51)	—		—	—
Total distributions	(4.08)		(1.34)	(0.51)	—	[3]	(0.09)	(0.18)
Net asset value, end of period	$49.03		$53.16	$43.46	$43.98		$40.47	$35.85
Total return (%)[4]	(0.31	) [5]	25.90	(0.03)	8.67		13.18	27.63
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$9	$7	$7		$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	[6]	1.43	1.45	1.44		1.45	1.44
Expenses including reductions	1.41	[6]	1.42	1.44	1.43		1.44	1.43
Net investment income (loss)	(0.04	) [6]	0.13	0.18	0.01		0.06	0.48
Portfolio turnover (%)	18		54 [7]	20 [8]	22		21 [8]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       22

Class R2 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$53.77		$43.93	$44.40	$40.84	$36.22	$28.56
Net investment income[2]	0.09		0.18	0.18	0.11	0.11	0.25
Net realized and unrealized gain (loss) on investments	(0.08)		11.10	(0.08)	3.53	4.74	7.71
Total from investment operations	0.01		11.28	0.10	3.64	4.85	7.96
Less distributions
From net investment income	(0.19)		(0.13)	(0.06)	(0.08)	(0.23)	(0.30)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total distributions	(4.20)		(1.44)	(0.57)	(0.08)	(0.23)	(0.30)
Net asset value, end of period	$49.58		$53.77	$43.93	$44.40	$40.84	$36.22
Total return (%)[3]	(0.19	) [4]	26.22	0.24	8.95	13.46	28.13
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$3	$3	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	[5]	1.18	1.20	1.19	1.19	1.07
Expenses including reductions	1.18	[5]	1.18	1.19	1.18	1.18	1.06
Net investment income	0.34	[5]	0.36	0.43	0.25	0.28	0.76
Portfolio turnover (%)	18		54 [6]	20 [7]	22	21 [7]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       23

Class R3 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$53.31		$43.57	$44.05	$40.52	$35.90	$28.30
Net investment income[2]	0.03		0.09	0.12	0.05	0.06	0.18
Net realized and unrealized gain (loss) on investments	(0.04)		11.03	(0.08)	3.51	4.69	7.61
Total from investment operations	(0.01)		11.12	0.04	3.56	4.75	7.79
Less distributions
From net investment income	(0.12)		(0.07)	(0.01)	(0.03)	(0.13)	(0.19)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total distributions	(4.13)		(1.38)	(0.52)	(0.03)	(0.13)	(0.19)
Net asset value, end of period	$49.17		$53.31	$43.57	$44.05	$40.52	$35.90
Total return (%)[3]	(0.23	) [4]	26.04	0.09	8.80	13.26	27.70
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$4	$2	$2	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[5]	1.33	1.34	1.32	1.35	1.36
Expenses including reductions	1.27	[5]	1.33	1.33	1.32	1.34	1.36
Net investment income	0.13	[5]	0.19	0.28	0.12	0.16	0.56
Portfolio turnover (%)	18		54 [6]	20 [7]	22	21 [7]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       24

Class R4 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$53.76		$43.91	$44.37	$40.80	$36.12	$28.47
Net investment income[2]	0.10		0.30	0.29	0.22	0.21	0.29
Net realized and unrealized gain (loss) on investments	(0.02)		11.09	(0.08)	3.52	4.73	7.66
Total from investment operations	0.08		11.39	0.21	3.74	4.94	7.95
Less distributions
From net investment income	(0.31)		(0.23)	(0.16)	(0.17)	(0.26)	(0.30)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total distributions	(4.32)		(1.54)	(0.67)	(0.17)	(0.26)	(0.30)
Net asset value, end of period	$49.52		$53.76	$43.91	$44.37	$40.80	$36.12
Total return (%)[3]	(0.06	) [4]	26.53	0.47	9.21	13.76	28.19
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$3	$2	$3	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[5]	1.04	1.04	1.04	1.05	1.06
Expenses including reductions	0.92	[5]	0.93	0.93	0.93	0.94	0.95
Net investment income	0.40	[5]	0.61	0.69	0.51	0.54	0.90
Portfolio turnover (%)	18		54 [6]	20 [7]	22	21 [7]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       25

Class R5 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$54.14		$44.20	$44.64	$41.03	$36.31	$28.61
Net investment income[2]	0.17		0.38	0.38	0.30	0.29	0.37
Net realized and unrealized gain (loss) on investments	(0.04)		11.18	(0.08)	3.54	4.75	7.69
Total from investment operations	0.13		11.56	0.30	3.84	5.04	8.06
Less distributions
From net investment income	(0.41)		(0.31)	(0.23)	(0.23)	(0.32)	(0.36)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total distributions	(4.42)		(1.62)	(0.74)	(0.23)	(0.32)	(0.36)
Net asset value, end of period	$49.85		$54.14	$44.20	$44.64	$41.03	$36.31
Total return (%)[3]	0.03	[4]	26.77	0.68	9.44	13.96	28.47
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$1	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	[5]	0.74	0.75	0.74	0.75	0.76
Expenses including reductions	0.72	[5]	0.73	0.74	0.73	0.74	0.76
Net investment income	0.64	[5]	0.77	0.90	0.71	0.74	1.14
Portfolio turnover (%)	18		54 [6]	20 [7]	22	21 [7]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$54.16		$44.21	$44.64	$41.04	$36.33	$28.61
Net investment income[2]	0.18		0.28	0.40	0.31	0.32	0.38
Net realized and unrealized gain (loss) on investments	(0.02)		11.31	(0.07)	3.55	4.74	7.70
Total from investment operations	0.16		11.59	0.33	3.86	5.06	8.08
Less distributions
From net investment income	(0.44)		(0.33)	(0.25)	(0.26)	(0.35)	(0.36)
From net realized gain	(4.01)		(1.31)	(0.51)	—	—	—
Total distributions	(4.45)		(1.64)	(0.76)	(0.26)	(0.35)	(0.36)
Net asset value, end of period	$49.87		$54.16	$44.21	$44.64	$41.04	$36.33
Total return (%)[3]	0.07	[4]	26.86	0.76	9.49	14.02	28.56
Ratios and supplemental data
Net assets, end of period (in millions)	$1,093		$975	$12	$10	$4	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[6]	0.69	0.70	0.70	0.70	0.72
Expenses including reductions	0.67	[6]	0.68	0.68	0.68	0.68	0.71
Net investment income	0.68	[6]	0.57	0.93	0.74	0.82	1.17
Portfolio turnover (%)	18		54 [7]	20 [8]	22	21 [8]	31

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       27

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$54.15		$47.04
Net investment income[3]	0.18		0.35
Net realized and unrealized gain (loss) on investments	(0.03)		6.76
Total from investment operations	0.15		7.11
Less distributions
From net investment income	(0.44)		—
From net realized gain	(4.01)		—
Total distributions	(4.45)		—
Net asset value, end of period	$49.85		$54.15
Total return (%)[4]	0.07	[5]	15.11	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,118		$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	[6]	0.68	[6]
Expenses including reductions	0.66	[6]	0.67	[6]
Net investment income	0.71	[6]	0.94	[6]
Portfolio turnover (%)	18		54	[7,8]

[1]	Six months ended 4-30-18. Unaudited.
[2]	The inception date for Class NAV shares is 2-8-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
[8]	Excludes in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       28

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

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securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Government Agency discount notes and repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       30

commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under either line of credit. Commitment fees for the six months ended April 30, 2018 were $7,680.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

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Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of a) 0.625% of the first $3 billion of the fund's average daily net assets and b) 0.600% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse a portion of the fund's total operating expenses for Class B, Class C, and Class I shares of the fund to the extent they exceed 1.82%, 1.82%, and 0.78%, respectively, of the average annual net assets (on an annualized basis) attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses not incurred in the ordinary course of the fund's business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will continue in effect until February 28, 2019, unless renewed by mutual agreement of the fund and Advisor based upon determination of that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2018, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$68,618	Class R3	$160
Class B	1,092	Class R4	166
Class C	12,703	Class R5	107
Class I	42,805	Class R6	44,286
Class R1	376	Class NAV	48,793
Class R2	81	Total	$219,187

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other

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services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,939 for Class R4 shares for the six months ended April 30, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $701,614 for the six months ended April 30, 2018. Of this amount, $115,851 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $551,806 was paid as sales commissions to broker-dealers and $33,957 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $5,723, $3,719 and $14,475 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,007,844	$868,502
Class B	127,938	13,785
Class C	1,487,034	160,759
Class I	—	553,271
Class R1	32,524	532
Class R2	4,841	115
Class R3	11,077	226
Class R4	6,767	235

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Class	Distribution and service fees	Transfer agent fees
Class R5	$628	$152
Class R6	—	62,939
Total	$3,678,653	$1,660,516

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,386,998	$69,388,925	3,264,922	$154,397,794
Distributions reinvested	2,572,135	126,034,516	1,130,753	50,307,116
Repurchased	(2,882,386)	(144,333,277)	(8,977,782)	(419,229,333)
Net increase (decrease)	1,076,747	$51,090,164	(4,582,107)	($214,524,423)
Class B shares
Sold	6,055	$270,382	22,417	$919,908
Distributions reinvested	47,963	2,100,285	28,824	1,159,606
Repurchased	(205,671)	(9,218,256)	(483,229)	(20,609,223)
Net decrease	(151,653)	($6,847,589)	(431,988)	($18,529,709)
Class C shares
Sold	337,047	$14,998,474	699,560	$29,838,549
Distributions reinvested	500,633	21,917,693	188,998	7,601,487
Repurchased	(738,181)	(32,845,743)	(1,946,133)	(82,960,217)
Net increase (decrease)	99,499	$4,070,424	(1,057,575)	($45,520,181)
Class I shares
Sold	3,297,943	$172,727,535	16,691,861	$819,198,503
Distributions reinvested	1,292,064	66,050,328	357,033	16,519,894
Repurchased	(4,692,619)	(241,255,758)	(36,556,765)	(1,800,678,005)
Net decrease	(102,612)	($2,477,895)	(19,507,871)	($964,959,608)
Class R1 shares
Sold	23,815	$1,225,065	74,280	$3,627,416
Distributions reinvested	7,248	365,941	1,918	87,730
Repurchased	(35,209)	(1,793,494)	(77,745)	(3,770,183)
Net decrease	(4,146)	($202,488)	(1,547)	($55,037)
Class R2 shares
Sold	8,207	$426,742	33,654	$1,674,540
Distributions reinvested	1,902	97,035	1,707	78,827
Repurchased	(40,170)	(2,171,621)	(33,710)	(1,706,228)
Net increase (decrease)	(30,061)	($1,647,844)	1,651	$47,139

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		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	4,578	$235,427	27,764	$1,366,830
Distributions reinvested	5,746	290,724	1,641	75,243
Repurchased	(14,379)	(740,039)	(11,867)	(589,762)
Net increase (decrease)	(4,055)	($213,888)	17,538	$852,311
Class R4 shares
Sold	32,071	$1,647,659	9,359	$467,432
Distributions reinvested	4,926	250,727	1,895	87,342
Repurchased	(7,576)	(396,579)	(9,803)	(464,899)
Net increase	29,421	$1,501,807	1,451	$89,875
Class R5 shares
Sold	5,272	$280,063	20,828	$1,024,936
Distributions reinvested	3,997	204,672	1,054	48,823
Repurchased	(15,832)	(797,453)	(6,239)	(295,954)
Net increase (decrease)	(6,563)	($312,718)	15,643	$777,805
Class R6 shares
Sold	6,205,463	$322,306,970	45,161,698	$2,152,901,8901
Distributions reinvested	605,341	30,999,498	877,872	40,654,268
Repurchased	(2,896,822)	(150,421,190)	(28,308,615)	(1,336,235,773)
Net increase	3,913,982	$202,885,278	17,730,955	$857,320,385
Class NAV shares
Sold	536,536	$27,703,617	24,710,346	$1,163,214,825
Distributions reinvested	1,821,850	93,260,514	—	—
Repurchased	(1,193,870)	(63,554,567)	(3,439,265)	(175,130,891)
Net increase	1,164,516	$57,409,564	21,271,081	$988,083,934
Total net increase	5,985,075	$305,254,815	13,457,231	$603,582,491

1Includes in-kind purchase of approximately $1,135,000,000 by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

Affiliates of the fund owned 100% of Class NAV shares on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $920,729,552 and $1,096,879,608, respectively, for the six months ended April 30, 2018.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, funds within the John Hancock group of funds complex held 22.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.8%

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       35

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450365	50SA 4/18 6/18

John Hancock

Balanced Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period. U.S. equities declined as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. In developed international markets, macroeconomic data began to suggest that the growth many investors were hoping for may not be as robust as early indications had suggested. Although some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

That said, the fundamentals across the global stage continue to appear supportive. One of the challenges investors will face in the coming months is navigating the continued normalization of monetary policy. Stronger economies will continue to prompt central banks to dial back the stimulus they had injected into the financial system in the years following the global financial crisis, and this less-accommodative stance may represent an adjustment for many markets.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
40	Financial statements
44	Financial highlights
54	Notes to financial statements
62	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income, and preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatile stock market conditions

Stock prices rose in the first half of the period, but conditions turned more volatile in the second half due to heightened concerns about inflation, rising interest rates, and trade disputes.

Challenges for bonds

Rising interest rates posed a headwind for most fixed-income securities, as the U.S. Treasury yield curve flattened.

Modest relative underperformance

The fund posted a positive return, but lagged the gain in a 60%/40% blend, respectively, of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 4/30/18 (%)

A note about risks

The value of a company's equity securities is subject to change in the company's financial condition and overall market and economic conditions. Large company stocks could fall out of favor and the stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       3

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

How would you describe economic and market conditions during the six months ended April 30, 2018?

We saw two very different market environments in that time frame. Between October and January, we saw a continuation of the trends that had been in place throughout nearly all of last year, with rising stock prices and very little market volatility. Continued strength in the global economy, favorable earnings growth, and, in December, passage of significant federal tax reform legislation provided big boosts of confidence for equity investors during this time.

Starting in February, however, and continuing through the end of the period, equity market conditions turned more volatile amid renewed concerns about inflation and interest rates, as well as investors' worries about geopolitical developments and U.S. trade policy. Although the S&P 500 Index returned -5.77% in the final three months of the period, very strong results achieved in the previous three months carried the index to a return of 3.82% for the entire six-month timeframe.

In light of continued strength in the U.S. economy and employment picture, the country's central bank, the U.S. Federal Reserve, raised its target short-term interest rate by a quarter-percentage point twice in the past six months. For the full period, the U.S. Treasury yield curve flattened, with rates on short-term government bonds rising faster than those on longer-term issues. After initially falling, credit spreads on high-yield bonds tightened in the period's final months, reflecting reduced eagerness on the part of investors to assume credit risk. For the full period, the Bloomberg Barclays U.S. Aggregate Bond Index lost 1.87%.

Given this environment, how did the fund perform compared with its benchmarks?

The fund's Class A shares gained 1.31% for the period (excluding sales charges), trailing the 1.60% return of a 60%/40% blend, respectively, of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

As the fund's portfolio managers, we have three ways in which we can add value relative to the 60%/40% blended index. The first of these is through asset allocation, or the fund's balance between equity and fixed-income securities. During the period, the fund was overweighted, on average, in equities. This positioning helped results over the period, given that equities significantly outperformed bonds.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       4

A second way we can potentially add value comes from the fund's fixed-income positioning. This was another source of strength because the fund's bond investments, on balance, outperformed the Bloomberg Barclays index during the period. The third opportunity for added value derives from the fund's equity portfolio, which, for the period, was a source of relative underperformance, as the fund's stock investments lagged the S&P 500.

Which individual stocks were notable detractors from the fund's results?

In the industrials sector, the fund was hampered by an overweight in General Electric Company. GE, which continued to face questions surrounding its prior management's business strategy, experienced multiple business challenges, reported subpar financial results and cut its dividend during the period. We took advantage of weakness in the stock price to add meaningfully to the fund's position, which we believed continued to provide good value.

Another detractor in industrials was Johnson Controls International PLC, an Ireland-based maker of heating and cooling systems and a supplier to automobile manufacturers, among other businesses. Johnson Controls faced concerns about its cash flow in light of rising lead prices, which has made the company's automotive lead-battery business less profitable.

Elsewhere, a position in utility company PPL Corp. was detrimental. Investors became concerned about PPL's U.K. business, due to a combination of worries about the impact of Brexit and potentially adverse changes to pricing in the future that would affect the company's profitability. At

SECTOR COMPOSITION AS OF 4/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       5

period end, however, we remained confident in the stock, especially in the near term, due to what we see as a compelling valuation, attractive yield relative to its peers, earnings growth potential and opportunities for regular dividend increases.

Another detractor was cable and media giant Comcast Corp., which fell due to investors' concern about a potential bidding war for Sky Networks (not a fund holding), as well as an increase in cord cutters leading to fewer cable television subscribers.

Which stocks contributed in relative terms?

The fund benefited from internet retailer Amazon.com, Inc., which produced strong revenue growth on the back of continued expansion in its Amazon Prime subscriber base, along with news of a price increase for Prime subscribers, and robust growth in the company's cloud computing business. Cisco Systems, Inc. also boosted results, as this manufacturer of network communications equipment has been successfully transitioning to a subscription-based revenue model and is poised to repurchase a large amount of stock in light of federal tax reform.

Another contributor was energy producer ConocoPhillips. In addition to benefiting from a rising oil price, the company has been improving its balance sheet by selling non-core assets and reducing debt. Through these efforts, the company has dramatically increased its financial strength in recent years.

Also adding value was SVB Financial Group. This financial institution reported extremely strong earnings that far outpaced analysts' expectations. In addition to benefiting from higher interest rates and the expectation for additional rate hikes in the future, the company's strong presence in its home market of Silicon Valley allowed it to benefit from the strength of the local economy.

Taking a closer look at the fund's equity and fixed-income positioning, what factors influenced results?

Looking at just the equity side of the fund relative to the S&P 500 Index, security selection in the industrials, healthcare, and utilities sectors were negative performance factors. Although stock selection in consumer discretionary hurt, overweighting this outperforming sector helped.

On the fund's fixed-income side, the fund benefited from a combination of sector allocation and security selection, as well as yield curve positioning. An out-of-benchmark allocation to high-yield corporate bonds and an underweight to U.S. Treasuries contributed modestly to relative

TOP FIVE EQUITY HOLDINGS AS OF 4/30/18 (%)

Alphabet, Inc., Class A	2.9
Amazon.com, Inc.	2.6
Apple, Inc.	2.5
JPMorgan Chase & Co.	2.5
Microsoft Corp.	2.4
TOTAL	12.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       6

outperformance, as did security selection in corporate bonds and exposure to commercial mortgage-backed securities. The portfolio was well positioned for a flattening of the Treasury yield curve, which occurred over this time period.

How was the fund positioned at period end?

At period end the fund's exposure to stocks stood at 64.4% of net assets, similar to six months earlier and higher than our 60% target equity weighting. For a time early in 2018, in light of high valuations and a less favorable risk/reward trade-off in many of the fund's investments, we had reduced the fund's stock allocation by several percentage points. After a severe and rapid market correction in February, however, we again saw an opportunity in early March to increase the fund's exposure to equities. We believed market conditions provided us with this unique opportunity to buy certain stocks offering sound fundamentals and compelling valuations.

On the fund's fixed-income side, the underperformance of corporate bonds and other higher-yielding sectors of the bond market so far in 2018 has led to more attractive valuations there, so the fund continues to emphasize these segments. Despite some uncertainties about the impact of tariffs and tax reform, the U.S. economy has remained on a moderate growth track, which we anticipate should continue to be supportive for the corporate sector.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993
Michael J. Scanlon, Jr., CFA On the fund since 2015 Investing since 2000
Lisa A. Welch On the fund since 2016 Investing since 1986

TOP 5 BOND ISSUERS AS OF 4/30/18 (%)

Federal National Mortgage Association	4.8
U.S. Treasury	3.0
Federal Home Loan Mortgage Corp.	2.5
Wells Fargo & Company	0.4
Capital One Financial Corp.	0.4
TOTAL	11.1
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 4-30-18	as of 4-30-18
Class A	1.13	5.97	5.20	-3.74	33.64	66.09	1.65	1.65
Class B	0.73	6.01	5.15	-3.95	33.90	65.24	1.04	1.03
Class C	4.67	6.32	5.01	-0.03	35.88	63.05	1.04	1.04
Class I2	6.79	7.40	6.13	1.47	42.91	81.27	2.04	2.03
Class R1[2,3]	6.06	6.70	5.42	1.13	38.33	69.51	1.37	1.37
Class R2[2,3]	6.31	7.02	5.75	1.26	40.37	74.89	1.62	1.61
Class R3[2,3]	6.21	6.82	5.53	1.21	39.08	71.23	1.50	1.49
Class R4[2,3]	6.59	7.25	5.89	1.38	41.89	77.18	1.89	1.78
Class R5[2,3]	6.81	7.46	6.13	1.43	43.30	81.27	2.09	2.08
Class R6[2,3]	6.88	7.52	6.05	1.51	43.71	80.02	2.14	2.13
Index 1†	13.27	12.96	9.02	3.82	83.93	137.11	—	—
Index 2†	-0.32	1.47	3.57	-1.87	7.56	42.08	—	—
Index 3	7.74	8.36	7.11	1.60	49.43	98.73	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.09	1.79	1.79	0.78	1.44	1.19	1.34	1.04	0.74	0.69
Net (%)	1.09	1.79	1.79	0.78	1.44	1.19	1.34	0.94	0.74	0.69

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 3 is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in three separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class B4	4-30-08	16,524	16,524	23,711	14,208	19,873
Class C4	4-30-08	16,305	16,305	23,711	14,208	19,873
Class I2	4-30-08	18,127	18,127	23,711	14,208	19,873
Class R1[2,3]	4-30-08	16,951	16,951	23,711	14,208	19,873
Class R2[2,3]	4-30-08	17,489	17,489	23,711	14,208	19,873
Class R3[2,3]	4-30-08	17,123	17,123	23,711	14,208	19,873
Class R4[2,3]	4-30-08	17,718	17,718	23,711	14,208	19,873
Class R5[2,3]	4-30-08	18,127	18,127	23,711	14,208	19,873
Class R6[2,3]	4-30-08	18,002	18,002	23,711	14,208	19,873

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R1, Class R3, Class R4, and Class R5 shares were first offered on 9/8/08; Class R2 shares were first offered on 3/1/12; Class R6 shares were first offered 9/1/11. Returns prior to these dates are those of Class A shares (first offered on 10/5/92) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.10	$5.29	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%
Class B	Actual expenses/actual returns	1,000.00	1,009.60	8.77	1.76%
	Hypothetical example for comparison purposes	1,000.00	1,016.10	8.80	1.76%
Class C	Actual expenses/actual returns	1,000.00	1,009.60	8.77	1.76%
	Hypothetical example for comparison purposes	1,000.00	1,016.10	8.80	1.76%
Class I	Actual expenses/actual returns	1,000.00	1,014.70	3.80	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.81	0.76%
Class R1	Actual expenses/actual returns	1,000.00	1,011.30	7.03	1.41%
	Hypothetical example for comparison purposes	1,000.00	1,017.80	7.05	1.41%
Class R2	Actual expenses/actual returns	1,000.00	1,012.60	5.84	1.17%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.86	1.17%
Class R3	Actual expenses/actual returns	1,000.00	1,012.10	6.24	1.25%
	Hypothetical example for comparison purposes	1,000.00	1,018.60	6.26	1.25%
Class R4	Actual expenses/actual returns	1,000.00	1,013.80	4.59	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%
Class R5	Actual expenses/actual returns	1,000.00	1,014.30	3.60	0.72%
	Hypothetical example for comparison purposes	1,000.00	1,021.20	3.61	0.72%
Class R6	Actual expenses/actual returns	1,000.00	1,015.10	3.35	0.67%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.36	0.67%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 64.4%		$1,221,178,413
(Cost $883,683,536)
Consumer discretionary 8.6%		163,101,204
Hotels, restaurants and leisure 1.5%
Starbucks Corp.	487,888	28,087,712
Household durables 0.7%
Lennar Corp., A Shares	239,504	12,667,367
Internet and direct marketing retail 2.6%
Amazon.com, Inc. (A)	31,086	48,684,717
Leisure products 0.6%
Hasbro, Inc.	137,498	12,112,199
Media 1.7%
Comcast Corp., Class A	888,917	27,903,105
Lions Gate Entertainment Corp., Class A (B)	193,278	4,810,689
Specialty retail 1.5%
Lowe's Companies, Inc.	349,817	28,835,415
Consumer staples 4.3%		81,937,649
Food and staples retailing 2.1%
CVS Health Corp.	164,272	11,471,114
Walmart, Inc.	310,954	27,506,991
Food products 0.4%
Mondelez International, Inc., Class A	215,225	8,501,388
Household products 0.8%
The Procter & Gamble Company	218,748	15,824,230
Tobacco 1.0%
Philip Morris International, Inc.	227,243	18,633,926
Energy 5.3%		100,108,064
Energy equipment and services 1.2%
Halliburton Company	231,942	12,290,607
Schlumberger, Ltd.	137,668	9,438,518
Oil, gas and consumable fuels 4.1%
ARC Resources, Ltd.	456,985	5,096,791
ConocoPhillips	338,657	22,182,034
Devon Energy Corp.	289,629	10,522,222
Range Resources Corp.	256,469	3,552,096
Royal Dutch Shell PLC, A Shares	507,645	17,661,575
Suncor Energy, Inc.	506,519	19,364,221
Financials 11.9%		226,427,933
Banks 5.3%
Citigroup, Inc.	285,635	19,500,301
12	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc.	161,461	$6,699,017
JPMorgan Chase & Co.	436,795	47,514,560
KeyCorp	608,214	12,115,623
SVB Financial Group (A)	47,769	14,312,070
Capital markets 2.8%
BlackRock, Inc.	23,278	12,139,477
Invesco, Ltd.	385,810	11,176,916
The Charles Schwab Corp.	219,972	12,248,041
The Goldman Sachs Group, Inc.	75,778	18,060,171
Consumer finance 1.4%
Discover Financial Services	371,818	26,492,033
Diversified financial services 1.8%
Berkshire Hathaway, Inc., Class B (A)	181,393	35,141,266
Insurance 0.6%
Lincoln National Corp.	156,122	11,028,458
Health care 7.5%		142,007,591
Biotechnology 2.1%
Amgen, Inc.	78,494	13,695,633
Biogen, Inc. (A)	44,941	12,295,858
Gilead Sciences, Inc.	180,695	13,051,600
Health care equipment and supplies 1.9%
Danaher Corp.	187,508	18,810,803
Medtronic PLC	225,999	18,109,300
Pharmaceuticals 3.5%
Allergan PLC	111,192	17,084,651
Johnson & Johnson	140,763	17,805,112
Pfizer, Inc.	850,987	31,154,634
Industrials 6.5%		123,257,692
Aerospace and defense 1.8%
The Boeing Company	49,463	16,498,878
United Technologies Corp.	151,708	18,227,716
Building products 0.9%
Johnson Controls International PLC	503,186	17,042,910
Construction and engineering 0.7%
Fluor Corp.	214,218	12,628,151
Industrial conglomerates 2.1%
General Electric Company	1,681,886	23,664,136
Honeywell International, Inc.	107,080	15,492,334
Machinery 0.7%
Stanley Black & Decker, Inc.	92,672	13,121,428
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	13

	Shares	Value
Industrials (continued)
Professional services 0.3%
Nielsen Holdings PLC	209,289	$6,582,139
Information technology 14.1%		266,694,701
Communications equipment 1.6%
Cisco Systems, Inc.	690,083	30,563,776
Electronic equipment, instruments and components 1.0%
TE Connectivity, Ltd.	194,757	17,869,193
Internet software and services 4.8%
Alphabet, Inc., Class A (A)	53,208	54,196,605
Alphabet, Inc., Class C (A)	6,496	6,608,576
Facebook, Inc., Class A (A)	176,849	30,418,028
IT services 0.6%
PayPal Holdings, Inc. (A)	156,659	11,688,328
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc.	91,351	20,957,746
Software 2.5%
Microsoft Corp.	496,196	46,404,250
Technology hardware, storage and peripherals 2.5%
Apple, Inc.	290,380	47,988,199
Materials 1.0%		19,356,492
Chemicals 0.2%
Nutrien, Ltd.	104,004	4,734,634
Metals and mining 0.8%
Franco-Nevada Corp.	82,711	5,866,654
Teck Resources, Ltd., Class B	348,782	8,755,204
Real estate 1.6%		29,834,660
Equity real estate investment trusts 1.6%
American Tower Corp.	93,825	12,793,977
Digital Realty Trust, Inc.	80,863	8,546,410
Park Hotels & Resorts, Inc.	295,145	8,494,273
Telecommunication services 2.6%		49,396,699
Diversified telecommunication services 2.6%
CenturyLink, Inc.	852,441	15,838,354
Verizon Communications, Inc.	680,007	33,558,345
Utilities 1.0%		19,055,728
Electric utilities 1.0%

PPL Corp.	654,836	19,055,728
14	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 0.2%		$2,966,217
(Cost $3,082,608)
Financials 0.1%		1,115,586
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (C)	26,792	712,399
Regions Financial Corp., 6.375%	8,275	211,095
Wells Fargo & Company, Series L, 7.500%	150	192,092
Utilities 0.1%		1,850,631
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750%	28,875	1,326,518
DTE Energy Company, 6.500%	9,985	524,113

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 10.2%				$192,536,273
(Cost $198,018,487)
U.S. Government 3.0%				56,913,562
U.S. Treasury
Bond	2.750	11-15-42	13,480,000	12,683,311
Bond	2.750	11-15-47	22,636,000	21,038,217
Bond	3.000	02-15-47	15,793,000	15,449,379
Note	2.750	02-15-28	5,969,000	5,868,040
Treasury Inflation Protected Security	0.375	07-15-25	1,915,885	1,874,615
U.S. Government Agency 7.2%				135,622,711
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	901,669	877,818
30 Yr Pass Thru	3.000	12-01-45	4,962,496	4,807,970
30 Yr Pass Thru	3.000	10-01-46	13,810,541	13,365,393
30 Yr Pass Thru	3.000	10-01-46	5,776,777	5,583,356
30 Yr Pass Thru	3.000	12-01-46	4,551,988	4,395,309
30 Yr Pass Thru	3.000	12-01-46	3,489,370	3,379,080
30 Yr Pass Thru	3.500	10-01-46	5,677,561	5,657,086
30 Yr Pass Thru	3.500	12-01-46	3,477,698	3,470,047
30 Yr Pass Thru	3.500	11-01-47	464,151	462,840
30 Yr Pass Thru	4.500	03-01-41	1,946,754	2,048,017
30 Yr Pass Thru	5.500	11-01-39	1,330,048	1,464,470
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	569,584	568,583
15 Yr Pass Thru	3.500	02-01-26	88,007	89,235
15 Yr Pass Thru	3.500	03-01-26	327,951	332,524
30 Yr Pass Thru	3.000	02-01-43	584,738	568,723
30 Yr Pass Thru	3.000	03-01-43	222,096	216,325
30 Yr Pass Thru	3.000	05-01-43	341,633	332,757
30 Yr Pass Thru	3.000	02-01-47	3,599,661	3,488,134
30 Yr Pass Thru	3.000	10-01-47	7,868,840	7,611,519
30 Yr Pass Thru	3.500	06-01-42	4,800,458	4,811,086
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-43	8,902,098	$8,909,289
30 Yr Pass Thru	3.500	12-01-44	9,074,480	9,059,124
30 Yr Pass Thru	3.500	12-01-44	1,861,315	1,858,165
30 Yr Pass Thru	3.500	04-01-45	1,646,091	1,643,048
30 Yr Pass Thru	3.500	04-01-45	678,064	676,811
30 Yr Pass Thru	3.500	07-01-47	13,464,031	13,432,831
30 Yr Pass Thru	4.000	01-01-41	2,223,868	2,285,511
30 Yr Pass Thru	4.000	09-01-41	1,459,460	1,500,143
30 Yr Pass Thru	4.000	10-01-41	8,471,436	8,706,256
30 Yr Pass Thru	4.000	01-01-47	11,199,683	11,501,378
30 Yr Pass Thru	4.500	11-01-39	2,903,684	3,055,290
30 Yr Pass Thru	4.500	09-01-40	1,515,678	1,594,340
30 Yr Pass Thru	4.500	05-01-41	930,782	979,089
30 Yr Pass Thru	4.500	07-01-41	2,794,993	2,939,177
30 Yr Pass Thru	4.500	01-01-43	1,161,204	1,220,743
30 Yr Pass Thru	5.000	04-01-41	1,733,385	1,861,263
30 Yr Pass Thru	5.500	11-01-39	584,117	637,104
30 Yr Pass Thru	6.500	01-01-39	202,629	226,509
30 Yr Pass Thru	7.000	06-01-32	857	982
30 Yr Pass Thru	7.500	04-01-31	2,531	2,906
30 Yr Pass Thru	8.000	01-01-31	1,939	2,238

Government National Mortgage Association 30 Yr Pass Thru	9.000	04-15-21	228	242
Foreign government obligations 0.2%				$4,601,125
(Cost $4,562,376)
Argentina 0.2%				2,834,226
City of Buenos Aires Bond (D)	7.500	06-01-27	400,000	412,336
Provincia de Buenos Aires Bond (D)	7.875	06-15-27	750,000	761,250
Republic of Argentina
Bond	5.875	01-11-28	1,025,000	938,900
Bond	6.875	01-26-27	340,000	338,300
Bond	8.280	12-31-33	357,520	383,440
Egypt 0.0%				602,381
Arab Republic of Egypt Bond (D)	5.577	02-21-23	600,000	602,381
Qatar 0.0%				589,645
Government of Qatar Bond (D)	5.103	04-23-48	595,000	589,645
Saudi Arabia 0.0%				574,873
Kingdom of Saudi Arabia Bond (D)	5.000	04-17-49	600,000	574,873
16	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Saudi Arabia (continued)
Corporate bonds 17.0%				$322,061,997
(Cost $325,197,601)
Consumer discretionary 2.3%				44,155,127
Auto components 0.1%
Lear Corp.	5.250	01-15-25	560,000	589,579
Nemak SAB de CV (D)	4.750	01-23-25	475,000	464,313
Automobiles 0.5%
Daimler Finance North America LLC (D)	2.200	05-05-20	655,000	642,315
Daimler Finance North America LLC (D)	3.100	05-04-20	1,088,000	1,087,206
Ford Motor Company	4.750	01-15-43	500,000	445,946
Ford Motor Credit Company LLC	3.336	03-18-21	610,000	605,525
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,841,267
General Motors Company	4.875	10-02-23	1,130,000	1,164,194
General Motors Financial Company, Inc.	3.550	04-09-21	720,000	718,903
General Motors Financial Company, Inc.	4.000	01-15-25	1,175,000	1,144,632
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	786,338
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	175,000	178,063
Diversified consumer services 0.0%
Laureate Education, Inc. (D)	8.250	05-01-25	330,000	354,750
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (D)	6.000	03-15-22	445,000	452,788
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	279,575
GLP Capital LP	5.375	04-15-26	560,000	564,200
Hilton Domestic Operating Company, Inc. (D)	5.125	05-01-26	335,000	335,000
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	340,000	359,584
International Game Technology PLC (D)	6.500	02-15-25	570,000	607,763
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	295,000	307,169
Internet and direct marketing retail 0.5%
Amazon.com, Inc. (D)	3.150	08-22-27	1,510,000	1,445,562
Amazon.com, Inc. (D)	4.050	08-22-47	1,480,000	1,460,724
Booking Holdings, Inc.	2.750	03-15-23	655,000	625,055
Expedia Group, Inc.	3.800	02-15-28	1,305,000	1,188,973
Expedia Group, Inc.	5.000	02-15-26	1,415,000	1,437,463
Netflix, Inc. (D)	4.875	04-15-28	675,000	637,875
Netflix, Inc. (D)	5.875	11-15-28	935,000	932,663
QVC, Inc.	4.375	03-15-23	565,000	562,656
QVC, Inc.	5.125	07-02-22	580,000	597,024
QVC, Inc.	5.450	08-15-34	630,000	593,130
Leisure products 0.0%
Vista Outdoor, Inc.	5.875	10-01-23	550,000	512,875
Media 0.9%
Altice Financing SA (D)	6.625	02-15-23	325,000	325,000
AMC Entertainment Holdings, Inc.	6.125	05-15-27	526,000	508,905
Cablevision Systems Corp.	5.875	09-15-22	525,000	517,125
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
CBS Corp.	3.375	03-01-22	326,000	$322,916
CBS Corp.	3.700	08-15-24	585,000	573,190
Cengage Learning, Inc. (D)	9.500	06-15-24	625,000	487,500
Cequel Communications Holdings I LLC (D)	7.500	04-01-28	520,000	527,150
Charter Communications Operating LLC	4.200	03-15-28	1,323,000	1,245,350
Charter Communications Operating LLC	5.750	04-01-48	1,225,000	1,216,843
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,497,229
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	635,749
McGraw-Hill Global Education Holdings LLC (D)	7.875	05-15-24	455,000	423,150
MDC Partners, Inc. (D)	6.500	05-01-24	625,000	614,844
Meredith Corp. (D)	6.875	02-01-26	820,000	830,250
Midcontinent Communications (D)	6.875	08-15-23	545,000	572,250
Myriad International Holdings BV (D)	4.850	07-06-27	250,000	251,225
Myriad International Holdings BV (D)	5.500	07-21-25	915,000	964,301
National CineMedia LLC	6.000	04-15-22	240,000	243,600
Sinclair Television Group, Inc. (D)	5.625	08-01-24	375,000	371,250
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,240,000	1,181,875
Sirius XM Radio, Inc. (D)	5.375	07-15-26	700,000	686,070
Time Warner Cable LLC	8.250	04-01-19	490,000	513,234
Time Warner, Inc.	3.800	02-15-27	621,000	600,282
Viacom, Inc.	4.375	03-15-43	518,000	457,954
Viacom, Inc.	5.850	09-01-43	1,210,000	1,293,129
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	600,000	608,400
WMG Acquisition Corp. (D)	4.875	11-01-24	360,000	352,800
WMG Acquisition Corp. (D)	5.500	04-15-26	160,000	160,800
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	1,550,000	1,522,964
Macy's Retail Holdings, Inc. (B)	3.625	06-01-24	507,000	485,382
Specialty retail 0.0%
L Brands, Inc.	6.625	04-01-21	644,000	684,250
L Brands, Inc.	6.875	11-01-35	340,000	321,300
Textiles, apparel and luxury goods 0.0%
Eagle Intermediate Global Holding BV (D)	7.500	05-01-25	230,000	235,750
Consumer staples 0.7%				12,355,655
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,170,000	2,234,004
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	700,000	690,323
Molson Coors Brewing Company	3.000	07-15-26	443,000	405,547
Food and staples retailing 0.2%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	605,000	581,053
CVS Health Corp.	3.350	03-09-21	1,700,000	1,703,264
CVS Health Corp.	5.050	03-25-48	1,610,000	1,641,056
18	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Simmons Foods, Inc. (D)	5.750	11-01-24	285,000	$242,723
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	730,000	771,921
Kraft Heinz Foods Company (D)	4.875	02-15-25	525,000	546,132
Kraft Heinz Foods Company	5.200	07-15-45	369,000	365,234
Mondelez International Holdings Netherlands BV (D)	1.625	10-28-19	850,000	833,147
Post Holdings, Inc. (D)	5.625	01-15-28	148,000	141,340
Household products 0.0%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	545,000	520,475
Personal products 0.1%
Natura Cosmeticos SA (D)	5.375	02-01-23	840,000	835,800
Revlon Consumer Products Corp. (B)	6.250	08-01-24	910,000	546,000
Tobacco 0.0%
Vector Group, Ltd. (D)	6.125	02-01-25	300,000	297,636
Energy 2.0%				37,384,309
Energy equipment and services 0.1%
Antero Midstream Partners LP	5.375	09-15-24	610,000	606,950
CSI Compressco LP	7.250	08-15-22	692,000	653,940
CSI Compressco LP (D)	7.500	04-01-25	327,000	328,635
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	210,100
USA Compression Partners LP (D)	6.875	04-01-26	110,000	112,200
Oil, gas and consumable fuels 1.9%
Andeavor Logistics LP	4.250	12-01-27	380,000	369,218
Andeavor Logistics LP	5.250	01-15-25	300,000	308,250
Andeavor Logistics LP	6.375	05-01-24	560,000	596,400
Antero Resources Corp.	5.125	12-01-22	674,000	677,370
Boardwalk Pipelines LP	4.450	07-15-27	472,000	459,939
Cenovus Energy, Inc.	4.450	09-15-42	745,000	651,737
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	495,000	482,625
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	365,000	376,300
Cimarex Energy Company	4.375	06-01-24	540,000	549,949
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	487,000	470,761
Columbia Pipeline Group, Inc.	4.500	06-01-25	1,025,000	1,032,938
Continental Resources, Inc.	5.000	09-15-22	1,343,000	1,363,145
DCP Midstream Operating LP	2.700	04-01-19	600,000	594,006
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	585,000	555,750
DCP Midstream Operating LP (D)	9.750	03-15-19	535,000	563,195
Enbridge Energy Partners LP	4.375	10-15-20	890,000	907,498
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (C)	6.105	10-01-77	615,000	608,850
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	850,000	790,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	650,000	$632,552
Energy Transfer Equity LP	5.875	01-15-24	460,000	469,775
Energy Transfer Partners LP	4.200	04-15-27	329,000	313,634
Energy Transfer Partners LP	5.000	10-01-22	150,000	154,854
Energy Transfer Partners LP	5.150	03-15-45	665,000	603,421
Energy Transfer Partners LP	5.875	03-01-22	230,000	243,889
Energy Transfer Partners LP	9.700	03-15-19	483,000	510,425
EnLink Midstream Partners LP	4.850	07-15-26	750,000	749,087
EnLink Midstream Partners LP (6.000% to 12-15-22, then 3 month LIBOR + 4.110%) (E)	6.000	12-15-22	500,000	468,750
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,290,000	1,243,547
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (C)	5.481	08-01-66	690,000	692,732
Gulfport Energy Corp.	6.000	10-15-24	650,000	617,500
Hess Corp.	5.800	04-01-47	465,000	480,370
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	648,661
MPLX LP	4.000	03-15-28	770,000	739,983
Murphy Oil Corp.	5.750	08-15-25	419,000	417,953
Newfield Exploration Company	5.625	07-01-24	305,000	323,300
Newfield Exploration Company	5.750	01-30-22	380,000	399,000
Nostrum Oil & Gas Finance BV (D)	7.000	02-16-25	335,000	321,659
NuStar Logistics LP	5.625	04-28-27	181,000	171,441
ONEOK Partners LP	5.000	09-15-23	375,000	391,036
Petrobras Global Finance BV	5.625	05-20-43	1,555,000	1,298,192
Petrobras Global Finance BV	7.375	01-17-27	1,270,000	1,362,075
Petroleos Mexicanos	4.875	01-24-22	710,000	721,538
Petroleos Mexicanos	5.375	03-13-22	260,000	268,944
Sabine Pass Liquefaction LLC	4.200	03-15-28	611,000	593,031
Sabine Pass Liquefaction LLC	5.000	03-15-27	570,000	586,443
Sabine Pass Liquefaction LLC	5.750	05-15-24	590,000	633,175
Sabine Pass Liquefaction LLC	5.875	06-30-26	350,000	379,762
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	901,814
Sunoco Logistics Partners Operations LP	4.400	04-01-21	775,000	788,988
Sunoco Logistics Partners Operations LP	5.400	10-01-47	580,000	546,095
Tapstone Energy LLC (D)	9.750	06-01-22	235,000	202,617
Targa Resources Partners LP (D)	5.875	04-15-26	540,000	537,300
Teekay Offshore Partners LP	6.000	07-30-19	680,000	680,000
The Williams Companies, Inc.	4.550	06-24-24	1,210,000	1,205,463
The Williams Companies, Inc.	5.750	06-24-44	720,000	750,600
Williams Partners LP	3.750	06-15-27	945,000	888,047
WPX Energy, Inc.	5.250	09-15-24	220,000	221,650
WPX Energy, Inc.	6.000	01-15-22	324,000	337,770
YPF SA (D)	8.500	07-28-25	565,000	616,980
20	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 5.5%				$103,311,266
Banks 3.1%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,130,000	1,104,099
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(E)	6.750	06-15-26	330,000	351,863
Banco Santander SA	4.379	04-12-28	800,000	789,899
Bank of America Corp.	3.950	04-21-25	990,000	968,980
Bank of America Corp.	4.200	08-26-24	365,000	365,514
Bank of America Corp.	4.250	10-22-26	333,000	328,188
Bank of America Corp.	4.450	03-03-26	1,160,000	1,161,347
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	1,440,000	1,524,528
Banque Federative du Credit Mutuel SA (D)	2.200	07-20-20	1,100,000	1,075,714
Barclays Bank PLC	2.650	01-11-21	1,760,000	1,730,493
Barclays Bank PLC (D)	10.179	06-12-21	345,000	403,531
Barclays PLC	4.375	01-12-26	670,000	661,346
BPCE SA (D)	4.500	03-15-25	730,000	724,864
BPCE SA (D)	5.700	10-22-23	900,000	956,756
Canadian Imperial Bank of Commerce	2.700	02-02-21	1,940,000	1,911,500
Citigroup, Inc.	2.350	08-02-21	1,135,000	1,100,840
Citigroup, Inc.	4.600	03-09-26	1,357,000	1,368,310
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (E)	5.875	03-27-20	1,007,000	1,034,693
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,080,000	1,121,850
Citizens Bank NA	2.200	05-26-20	985,000	962,707
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (D)(E)	11.000	06-30-19	534,000	576,720
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	605,000	656,437
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (D)	8.125	09-19-33	620,000	630,492
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	665,000	654,194
Freedom Mortgage Corp. (D)	8.125	11-15-24	630,000	630,000
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	250,000
HBOS PLC (D)	6.750	05-21-18	768,000	769,713
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (E)	6.375	09-17-24	255,000	260,993
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21	775,000	821,500
ING Bank NV (D)	5.800	09-25-23	895,000	961,814
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	210,000	216,153
JPMorgan Chase & Co.	2.400	06-07-21	1,255,000	1,222,230
JPMorgan Chase & Co.	3.200	06-15-26	985,000	931,557
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (E)	5.300	05-01-20	950,000	978,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,065,000	$1,156,856
Lloyds Banking Group PLC	4.650	03-24-26	1,700,000	1,687,895
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	550,000	593,450
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	765,000	761,634
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	2.646	12-01-21	490,000	488,300
PNC Bank NA	2.450	07-28-22	1,410,000	1,361,553
PNC Bank NA	2.500	01-22-21	1,575,000	1,546,126
Popular, Inc.	7.000	07-01-19	560,000	569,800
Regions Financial Corp.	2.750	08-14-22	1,300,000	1,253,223
Santander Holdings USA, Inc.	2.700	05-24-19	116,000	115,504
Santander Holdings USA, Inc.	3.400	01-18-23	640,000	619,917
Santander Holdings USA, Inc.	3.700	03-28-22	1,125,000	1,114,838
Santander UK Group Holdings PLC (D)	4.750	09-15-25	700,000	698,877
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	700,000	742,000
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (D)(E)	8.000	09-29-25	800,000	886,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (E)	8.250	11-29-18	525,000	538,781
Standard Chartered PLC (D)	2.100	08-19-19	1,055,000	1,040,436
Sumitomo Mitsui Trust Bank, Ltd. (D)	2.050	03-06-19	1,300,000	1,292,152
SunTrust Bank	2.450	08-01-22	1,125,000	1,079,983
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	1,350,000	1,337,579
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	615,000	611,310
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	1,435,000	1,548,006
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,125,000	1,105,718
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	450,000	492,188
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	390,000	427,050
Wells Fargo & Company, Series K (3 month LIBOR + 3.770%) (C)(E)	5.895	06-15-18	667,000	674,504
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	2,075,000	2,147,625
Wells Fargo Bank NA	2.400	01-15-20	1,970,000	1,951,462
Westpac Banking Corp.	2.150	03-06-20	1,670,000	1,643,816
Capital markets 0.8%
Ares Capital Corp.	3.625	01-19-22	435,000	425,509
22	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	450,000	$487,697
FS Investment Corp.	4.000	07-15-19	505,000	503,713
FS Investment Corp.	4.250	01-15-20	640,000	638,546
Jefferies Group LLC	4.150	01-23-30	815,000	746,680
Jefferies Group LLC	4.850	01-15-27	983,000	980,266
Jefferies Group LLC	8.500	07-15-19	1,543,000	1,637,462
Macquarie Bank, Ltd. (D)	4.875	06-10-25	960,000	964,391
Morgan Stanley	3.875	01-27-26	670,000	659,715
Morgan Stanley	5.500	01-26-20	1,000,000	1,040,380
Morgan Stanley	7.300	05-13-19	1,210,000	1,264,718
Stifel Financial Corp.	4.250	07-18-24	745,000	737,940
The Goldman Sachs Group, Inc.	2.300	12-13-19	1,705,000	1,687,945
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,580,000	1,528,274
UBS AG (D)	2.450	12-01-20	1,270,000	1,243,100
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (D)	2.859	08-15-23	1,300,000	1,245,503
Consumer finance 0.6%
Ally Financial, Inc.	3.250	11-05-18	595,000	595,000
Ally Financial, Inc.	5.125	09-30-24	1,365,000	1,399,125
American Express Company	2.500	08-01-22	1,245,000	1,194,178
Capital One Financial Corp.	2.400	10-30-20	545,000	532,587
Capital One Financial Corp.	3.450	04-30-21	1,125,000	1,122,667
Capital One Financial Corp.	3.750	07-28-26	1,195,000	1,117,436
Capital One Financial Corp.	4.200	10-29-25	955,000	933,897
Credit Acceptance Corp.	6.125	02-15-21	590,000	593,688
Credito Real SAB de CV (D)	7.250	07-20-23	450,000	462,960
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	510,000	518,288
Discover Financial Services	3.950	11-06-24	1,090,000	1,068,006
Discover Financial Services	4.100	02-09-27	293,000	283,773
Enova International, Inc. (D)	8.500	09-01-24	142,000	150,875
Enova International, Inc.	9.750	06-01-21	531,000	562,860
Springleaf Finance Corp.	6.875	03-15-25	260,000	262,600
Diversified financial services 0.2%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	485,000	435,288
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	195,703	199,323
Exela Intermediate LLC (D)	10.000	07-15-23	315,000	315,394
Leucadia National Corp.	5.500	10-18-23	945,000	983,074
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	318,000	325,553
Trident Merger Sub, Inc. (D)	6.625	11-01-25	200,000	196,000
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	984,000	1,002,696
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 0.6%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	$803,016
AXA SA	8.600	12-15-30	340,000	459,850
Brighthouse Financial, Inc.	3.700	06-22-27	1,370,000	1,237,506
CNO Financial Group, Inc.	5.250	05-30-25	825,000	831,188
Liberty Mutual Group, Inc. (D)	7.800	03-07-87	1,011,000	1,223,310
MetLife, Inc.	6.400	12-15-66	660,000	719,400
MetLife, Inc. (D)	9.250	04-08-68	320,000	435,200
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	705,000	731,438
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,528,000	1,625,410
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	990,000	957,636
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	1,265,000	1,268,163
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	220,000
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	340,000	323,850
MGIC Investment Corp.	5.750	08-15-23	202,000	206,545
Nationstar Mortgage LLC	7.875	10-01-20	330,000	335,363
Quicken Loans, Inc. (D)	5.250	01-15-28	1,695,000	1,546,688
Quicken Loans, Inc. (D)	5.750	05-01-25	865,000	847,700
Radian Group, Inc.	4.500	10-01-24	300,000	286,500
Radian Group, Inc.	5.250	06-15-20	216,000	220,320
Stearns Holdings LLC (D)	9.375	08-15-20	289,000	291,168
Health care 0.9%				16,772,125
Biotechnology 0.2%
AbbVie, Inc.	3.600	05-14-25	885,000	858,615
Celgene Corp.	2.875	08-15-20	360,000	357,454
Celgene Corp.	2.875	02-19-21	645,000	637,166
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	1,455,000	1,429,267
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,086,814
Health care equipment and supplies 0.1%
Becton, Dickinson and Company	2.133	06-06-19	975,000	964,763
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	520,000	500,454
Health care providers and services 0.4%
DaVita, Inc.	5.000	05-01-25	975,000	924,008
Express Scripts Holding Company	2.600	11-30-20	1,215,000	1,190,702
HCA, Inc.	5.250	04-15-25	745,000	754,313
HCA, Inc.	5.250	06-15-26	710,000	713,550
HCA, Inc.	7.500	02-15-22	645,000	709,500
MEDNAX, Inc. (D)	5.250	12-01-23	665,000	660,013
24	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Select Medical Corp.	6.375	06-01-21	805,000	$817,075
Team Health Holdings, Inc. (D)	6.375	02-01-25	150,000	130,500
Universal Health Services, Inc. (D)	4.750	08-01-22	500,000	505,000
Universal Health Services, Inc. (D)	5.000	06-01-26	733,000	716,508
Life sciences tools and services 0.0%
IQVIA, Inc. (D)	4.875	05-15-23	565,000	572,063
Pharmaceuticals 0.2%
Allergan Funding SCS	3.800	03-15-25	635,000	608,675
Mylan NV	2.500	06-07-19	500,000	496,211
Mylan NV	3.950	06-15-26	830,000	787,798
Teva Pharmaceutical Finance Netherlands III BV (D)	6.750	03-01-28	570,000	562,452
Valeant Pharmaceuticals International, Inc. (D)	6.125	04-15-25	875,000	789,224
Industrials 1.7%				32,814,103
Aerospace and defense 0.1%
Arconic, Inc.	5.125	10-01-24	791,000	800,136
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	492,000	515,655
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	500,000	515,625
Lockheed Martin Corp.	4.700	05-15-46	559,000	593,232
Textron, Inc.	7.250	10-01-19	400,000	422,111
Air freight and logistics 0.0%
XPO Logistics, Inc. (D)	6.500	06-15-22	639,000	659,768
Airlines 0.8%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	420,796	423,771
Air Canada 2013-1 Class C Pass Through Trust (D)	6.625	05-15-18	330,000	330,000
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	485,000	465,843
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	282,692	292,939
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	628,098	648,009
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	690,623	664,517
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	557,561	546,019
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	928,098	939,282
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	615,040	610,587
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	701,530	685,114
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	395,000	383,132
Azul Investments LLP (D)	5.875	10-26-24	740,000	710,400
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	700,227	721,163
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	179,377	$183,557
British Airways 2018-1 Class AA Pass Through Trust (D)	3.800	03-20-33	243,000	241,481
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	392,759	418,131
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	312,267	336,374
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	176,805	178,573
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	142,630	145,212
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,065,034
Delta Air Lines, Inc.	4.375	04-19-28	850,000	825,700
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	145,964	153,292
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	981,601	973,748
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	550,660	553,854
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	739,951	718,635
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,130,000	1,092,378
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	208,273	224,872
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	435,540	472,408
Building products 0.1%
Masco Corp.	4.375	04-01-26	555,000	558,469
Masco Corp.	4.450	04-01-25	550,000	555,830
Owens Corning	4.200	12-15-22	380,000	386,440
Commercial services and supplies 0.1%
LSC Communications, Inc. (D)	8.750	10-15-23	450,000	462,375
Prime Security Services Borrower LLC (D)	9.250	05-15-23	446,000	478,893
Tervita Escrow Corp. (D)	7.625	12-01-21	120,000	122,400
Construction and engineering 0.1%
AECOM	5.125	03-15-27	920,000	884,074
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	204,940
Electrical equipment 0.0%
EnerSys (D)	5.000	04-30-23	200,000	201,000
Professional services 0.1%
Equifax, Inc.	7.000	07-01-37	190,000	230,743
IHS Markit, Ltd. (D)	4.000	03-01-26	305,000	292,138
IHS Markit, Ltd. (D)	4.750	02-15-25	310,000	311,581
IHS Markit, Ltd. (D)	5.000	11-01-22	380,000	393,300
Verisk Analytics, Inc.	4.000	06-15-25	1,340,000	1,329,843
Trading companies and distributors 0.4%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (D)	6.500	06-15-45	730,000	773,800
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	984,656
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	887,903
Ahern Rentals, Inc. (D)	7.375	05-15-23	885,000	854,025
26	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Air Lease Corp.	3.375	01-15-19	355,000	$356,099
Aircastle, Ltd.	5.500	02-15-22	415,000	433,675
Aircastle, Ltd.	6.250	12-01-19	390,000	405,113
Aircastle, Ltd.	7.625	04-15-20	250,000	267,500
Ashtead Capital, Inc. (D)	4.375	08-15-27	840,000	792,750
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	308,535
International Lease Finance Corp.	5.875	04-01-19	510,000	523,794
United Rentals North America, Inc.	4.875	01-15-28	750,000	710,625
United Rentals North America, Inc.	5.500	07-15-25	580,000	593,050
Information technology 1.1%				21,726,804
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28	620,000	614,341
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,260,000	1,247,307
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	4.950	02-15-27	1,355,000	1,322,675
Internet software and services 0.1%
eBay, Inc.	2.150	06-05-20	705,000	691,556
VeriSign, Inc.	4.750	07-15-27	340,000	325,975
VeriSign, Inc.	5.250	04-01-25	565,000	578,068
IT services 0.0%
Sixsigma Networks Mexico SA de CV (D)	8.250	11-07-21	229,000	237,588
Semiconductors and semiconductor equipment 0.2%
Advanced Micro Devices, Inc.	7.000	07-01-24	416,000	438,888
Broadcom Corp.	2.375	01-15-20	1,130,000	1,113,871
Broadcom Corp.	3.875	01-15-27	1,357,000	1,294,289
NXP BV (D)	4.625	06-01-23	1,485,000	1,494,950
Software 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	650,000	619,979
Activision Blizzard, Inc. (D)	6.125	09-15-23	745,000	775,563
Autodesk, Inc.	3.500	06-15-27	899,000	846,365
CA, Inc.	3.600	08-15-22	815,000	814,623
Citrix Systems, Inc.	4.500	12-01-27	1,015,000	983,793
Electronic Arts, Inc.	4.800	03-01-26	1,290,000	1,356,915
j2 Cloud Services LLC (D)	6.000	07-15-25	272,000	280,500
Microsoft Corp.	4.450	11-03-45	825,000	879,430
Open Text Corp. (D)	5.875	06-01-26	310,000	321,625
VMware, Inc.	2.950	08-21-22	717,000	688,887
Technology hardware, storage and peripherals 0.2%
Dell International LLC (D)	6.020	06-15-26	1,790,000	1,895,716
Dell International LLC (D)	7.125	06-15-24	180,000	191,700
Hewlett Packard Enterprise Company (D)	2.100	10-04-19	1,050,000	1,035,611
NetApp, Inc.	2.000	09-27-19	850,000	838,808
Western Digital Corp.	4.750	02-15-26	850,000	837,781
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	27

	Rate (%)	Maturity date	Par value^	Value
Materials 0.7%				$14,154,487
Chemicals 0.4%
Braskem Finance, Ltd. (D)	7.000	05-07-20	650,000	687,570
Braskem Netherlands Finance BV (D)	4.500	01-10-28	785,000	735,938
Cydsa SAB de CV (D)	6.250	10-04-27	665,000	639,231
Mexichem SAB de CV (D)	4.000	10-04-27	380,000	354,426
Mexichem SAB de CV (D)	5.500	01-15-48	835,000	760,894
NOVA Chemicals Corp. (D)	5.000	05-01-25	820,000	789,250
Olin Corp.	5.000	02-01-30	215,000	204,788
Platform Specialty Products Corp. (D)	6.500	02-01-22	1,180,000	1,209,500
Syngenta Finance NV (D)	3.698	04-24-20	965,000	966,274
Syngenta Finance NV (D)	5.676	04-24-48	365,000	346,375
The Chemours Company	6.625	05-15-23	954,000	1,002,893
The Sherwin-Williams Company	2.250	05-15-20	505,000	496,259
Construction materials 0.0%
Cemex SAB de CV (D)	6.125	05-05-25	580,000	600,300
U.S. Concrete, Inc.	6.375	06-01-24	300,000	310,500
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	485,000	490,456
Klabin Finance SA (D)	4.875	09-19-27	705,000	675,919
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	625,000	624,087
Commercial Metals Company	5.375	07-15-27	190,000	185,250
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	450,000	427,500
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	350,000	346,080
Novelis Corp. (D)	5.875	09-30-26	155,000	153,838
Vale Overseas, Ltd.	6.250	08-10-26	538,000	593,360
Vedanta Resources PLC (D)	6.125	08-09-24	450,000	433,334
Vedanta Resources PLC (D)	6.375	07-30-22	535,000	538,317
Paper and forest products 0.0%
Norbord, Inc. (D)	6.250	04-15-23	550,000	582,148
Real estate 0.5%				9,132,591
Equity real estate investment trusts 0.5%
American Homes 4 Rent LP	4.250	02-15-28	765,000	734,637
American Tower Corp.	3.400	02-15-19	635,000	637,624
American Tower Corp.	3.550	07-15-27	1,228,000	1,144,931
American Tower Corp.	4.700	03-15-22	550,000	568,707
Crown Castle Towers LLC (D)	4.883	08-15-40	720,000	742,877
Equinix, Inc.	5.375	05-15-27	463,000	471,103
Iron Mountain, Inc. (D)	4.875	09-15-27	535,000	503,569
Iron Mountain, Inc.	5.750	08-15-24	745,000	735,688
Iron Mountain, Inc.	6.000	08-15-23	608,000	626,240
Omega Healthcare Investors, Inc.	4.500	01-15-25	580,000	563,300
Omega Healthcare Investors, Inc.	4.950	04-01-24	715,000	720,918
Ventas Realty LP	3.500	02-01-25	820,000	787,495
28	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	$895,502
Telecommunication services 1.0%				18,358,200
Diversified telecommunication services 0.7%
AT&T, Inc.	4.750	05-15-46	575,000	534,404
AT&T, Inc.	5.450	03-01-47	1,715,000	1,743,510
Cablevision SA (D)	6.500	06-15-21	430,000	446,663
Cincinnati Bell, Inc. (D)	7.000	07-15-24	860,000	788,964
CSC Holdings LLC (D)	5.375	02-01-28	360,000	336,600
CSC Holdings LLC (D)	5.500	04-15-27	360,000	345,528
GCI, Inc.	6.875	04-15-25	570,000	597,075
Iridium Communications, Inc. (D)	10.250	04-15-23	140,000	145,950
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	495,000	521,049
Radiate Holdco LLC (D)	6.625	02-15-25	630,000	584,325
Radiate Holdco LLC (D)	6.875	02-15-23	215,000	208,013
Sprint Spectrum Company LLC (D)	3.360	03-20-23	538,125	536,172
Telecom Italia Capital SA	7.200	07-18-36	835,000	958,163
Telecom Italia SpA (D)	5.303	05-30-24	600,000	611,100
UPC Holding BV (D)	5.500	01-15-28	420,000	391,650
Verizon Communications, Inc.	4.400	11-01-34	630,000	608,259
Verizon Communications, Inc.	4.672	03-15-55	637,000	581,314
Verizon Communications, Inc.	4.862	08-21-46	1,735,000	1,689,579
Verizon Communications, Inc.	5.012	08-21-54	555,000	535,702
West Corp. (D)	8.500	10-15-25	285,000	275,025
Windstream Services LLC	7.750	10-15-20	522,000	447,615
Wireless telecommunication services 0.3%
C&W Senior Financing DAC (D)	6.875	09-15-27	625,000	619,375
CC Holdings GS V LLC	3.849	04-15-23	695,000	690,984
Comunicaciones Celulares SA (D)	6.875	02-06-24	285,000	295,505
Digicel Group, Ltd. (D)	8.250	09-30-20	595,000	531,781
Digicel, Ltd. (D)	6.750	03-01-23	640,000	584,858
Millicom International Cellular SA (D)	5.125	01-15-28	200,000	188,500
MTN Mauritius Investment, Ltd. (D)	4.755	11-11-24	630,000	604,859
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	570,000	554,499
Sprint Capital Corp.	6.875	11-15-28	685,000	698,700
T-Mobile USA, Inc.	4.750	02-01-28	730,000	702,479
Utilities 0.6%				11,897,330
Electric utilities 0.3%
Abengoa Transmision Sur SA (D)	6.875	04-30-43	520,328	568,458
Electricite de France SA (D)	3.625	10-13-25	550,000	542,106
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (D)(E)	5.250	01-29-23	1,205,000	1,208,205
Emera US Finance LP	3.550	06-15-26	420,000	398,601
Empresa Electrica Angamos SA (D)	4.875	05-25-29	540,000	521,039
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	29

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	$443,544
Israel Electric Corp., Ltd. (D)	7.250	01-15-19	200,000	204,894
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (E)	6.250	02-01-22	450,000	477,000
Southern Power Company	1.950	12-15-19	655,000	642,423
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	680,000	668,100
Independent power and renewable electricity producers 0.3%
Greenko Dutch BV (D)	4.875	07-24-22	740,000	718,688
Greenko Dutch BV (D)	5.250	07-24-24	375,000	361,875
IPALCO Enterprises, Inc.	3.700	09-01-24	133,000	128,706
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,185,257
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	237,788
NRG Energy, Inc.	6.250	05-01-24	1,000,000	1,033,750
NRG Energy, Inc.	6.625	01-15-27	670,000	690,100
NRG Yield Operating LLC	5.375	08-15-24	679,000	679,849
Multi-utilities 0.0%
CenterPoint Energy, Inc.	2.500	09-01-22	535,000	512,551

Dominion Energy, Inc.	2.579	07-01-20	685,000	674,396
Convertible bonds 0.0%				$624,825
(Cost $625,480)
Utilities 0.0%				624,825
Independent power and renewable electricity producers 0.0%

NRG Yield, Inc. (D)	3.250	06-01-20	630,000	624,825
Capital preferred securities 0.1%				$1,159,683
(Cost $1,097,312)
Financials 0.1%				1,159,683
Banks 0.0%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(E)	4.000	05-17-18	539,000	468,930
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (C)	3.125	06-01-77	762,000	690,753
Term loans (F) 0.0%				$824,526
(Cost $823,933)
Financials 0.0%				824,526
Capital markets 0.0%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.883	05-01-23	215,875	214,526
Insurance 0.0%
Wand Merger Corp. (G)	TBD	04-27-19	184,000	184,000
Wand Merger Corp. (G)	TBD	04-27-19	213,000	213,000

Wand Merger Corp. (G)	TBD	04-27-19	213,000	213,000
30	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 2.7%				$51,006,596
(Cost $51,827,085)
Commercial and residential 2.2%				42,352,922
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (D)(H)	3.258	04-27-48	289,351	289,354
AOA Mortgage Trust Series 2015-1177, Class C (D)(H)	3.110	12-13-29	575,000	558,317
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (C)(D)	4.377	09-15-26	360,000	359,965
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (C)(D)	2.868	03-15-37	760,000	755,719
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(D)	4.334	03-15-37	500,000	496,555
BBCMS Trust
Series 2015-MSQ, Class D (D)(H)	4.123	09-15-32	600,000	579,899
Series 2015-SRCH, Class D (D)(H)	5.122	08-10-35	840,000	856,250
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	221,194	219,730
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (1 month LIBOR + 3.000%) (C)(D)	4.887	07-05-33	470,000	472,018
BWAY Mortgage Trust
Series 2015-1740, Class D (D)(H)	3.787	01-10-35	445,000	422,694
Series 2015-1740, Class XA IO (D)	1.023	01-10-35	7,015,000	228,758
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(D)	3.218	03-15-37	480,000	478,796
CD Mortgage Trust Series 2017-CD3, Class C (H)	4.714	02-10-50	718,000	714,847
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(H)	3.912	04-10-28	400,000	395,390
CGDB Commercial Mortgage Trust Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (C)(D)	4.397	05-15-30	475,000	477,299
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(D)	4.047	07-15-32	625,000	625,001
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(D)	4.147	11-15-36	835,000	839,722
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(D)	4.397	07-15-32	260,000	259,701
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(D)	2.997	06-11-32	370,000	370,694
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (C)(D)	3.997	04-15-36	835,000	839,925
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.820	08-15-45	3,994,979	230,089
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-CR3 Class XA IO	2.040	10-15-45	5,747,901	$390,584
Series 2013-CR6, Class XA IO	1.227	03-10-46	4,828,355	159,704
Series 2013-CR8, Class XA IO	0.654	06-10-46	9,196,682	166,155
Series 2014-CR15, Class XA IO	1.343	02-10-47	8,000,951	278,372
Series 2014-CR16, Class C (H)	5.064	04-10-47	700,000	720,270
Series 2015-CR27, Class B (H)	4.510	10-10-48	377,000	380,710
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(H)	4.540	08-10-30	1,095,000	1,102,665
Series 2013-CR11, Class B (H)	5.327	08-10-50	900,000	938,402
Series 2013-CR13, Class C (H)	4.902	11-10-46	375,000	381,474
Series 2013-LC13, Class B (D)(H)	5.009	08-10-46	505,000	529,577
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (C)(D)	4.346	07-13-31	645,000	643,470
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (C)(D)	4.145	02-13-32	605,000	608,223
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (C)(D)	4.045	08-13-27	635,000	635,097
Core Industrial Trust Series 2015-CALW, Class F (D)(H)	3.979	02-10-34	560,000	542,916
DBJPM Mortgage Trust Series 2017-C6, Class C (H)	4.174	06-10-50	635,000	615,826
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (D)(H)	3.495	12-15-34	860,000	854,757
Series 2015-NRF, Class EFX (D)(H)	3.495	12-15-34	1,305,000	1,290,809
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(H)	3.500	11-25-57	527,827	526,839
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (H)	4.048	08-19-34	93,413	90,111
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(D)	5.147	09-15-34	210,000	211,576
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.407	05-10-45	6,441,589	354,600
Series 2014-NEW, Class C (D)	3.790	01-10-31	340,000	339,995
Series 2015-590M, Class C (D)(H)	3.932	10-10-35	320,000	314,555
Series 2016-RENT, Class D (D)(H)	4.202	02-10-29	915,000	911,789
Series 2017-485L, Class C (D)(H)	4.115	02-10-37	535,000	526,051
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (C)(D)	3.697	07-15-32	215,000	215,606
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (C)(D)	4.397	07-15-32	120,000	120,413
Series 2017-GS5, Class C (H)	4.299	03-10-50	435,000	429,652
Series 2017-GS6, Class C (H)	4.322	05-10-50	350,000	349,436
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (C)(D)	3.938	02-15-37	350,000	350,156
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(D)	3.597	12-15-34	250,000	250,624
32	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (C)(D)	5.528	08-05-34	355,000	$354,992
IMT Trust Series 2017-APTS, Class CFX (D)(H)	3.613	06-15-34	400,000	385,559
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.129	07-25-35	4,266,904	96,094
Series 2005-AR8, Class AX2 IO	1.112	05-25-35	4,565,855	125,907
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (D)	1.582	07-05-32	6,417,438	333,542
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (C)(D)	4.247	08-15-27	710,000	709,999
Series 2015-MAR7, Class C (D)	4.490	06-05-32	570,000	564,173
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (C)(D)	4.647	07-15-36	500,000	502,663
Series 2016-JP3, Class C (H)	3.620	08-15-49	362,000	334,241
MAD Mortgage Trust Series 2017-330M, Class D (D)(H)	4.108	08-15-34	575,000	560,404
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class 300D	5.279	08-15-31	310,000	316,935
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (D)(H)	4.438	09-09-32	1,315,000	1,311,379
Series 2015, Class XLF1 C (1 month LIBOR + 2.200%) (C)(D)	3.977	08-14-31	570,000	572,627
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(D)	3.297	11-15-34	850,000	851,869
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (H)	3.804	08-25-34	188,498	187,870
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	750,000	742,615
MSDB Trust Series 2017-712F, Class C (D)(H)	3.749	07-11-39	140,000	134,389
MSSG Trust
Series 2017-237P, Class D (D)	3.864	09-13-39	300,000	279,971
Series 2017-237P, Class E (D)	3.864	09-13-39	455,000	415,060
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(H)	3.917	11-15-32	745,000	721,422
Series 2018-ALXA, Class C (D)(H)	4.460	01-15-43	380,000	380,691
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	455,000	448,099
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (H)	2.525	03-25-44	151,116	148,004
TMSQ Mortgage Trust Series 2011-1500, Class D (D)(H)	3.963	10-10-36	530,000	494,952
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (D)	1.495	05-10-63	5,425,008	245,157
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(H)	4.079	12-13-29	844,000	842,060
VNDO Trust Series 2016-350P, Class D (D)(H)	4.033	01-10-35	745,000	714,321
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(H)	2.800	03-18-28	1,050,000	$1,031,973
Series 2013-BTC, Class E (D)(H)	3.668	04-16-35	600,000	563,633
Series 2015-LC22, Class B (H)	4.693	09-15-58	688,000	712,165
Series 2017-RB1, Class C (H)	4.311	03-15-50	500,000	490,695
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(D)	3.672	12-15-34	295,000	296,633
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (C)(D)	4.468	11-15-29	120,514	121,029
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (D)	2.053	11-15-45	5,190,147	357,152
Series 2013-C16, Class B (H)	5.195	09-15-46	290,000	303,510
U.S. Government Agency 0.5%				8,653,674
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (C)	3.897	12-25-28	200,000	203,419
Series K005, Class AX IO	1.535	11-25-19	5,233,158	96,033
Series K017, Class X1 IO	1.491	12-25-21	5,314,310	210,208
Series K021, Class X1 IO	1.593	06-25-22	299,682	14,826
Series K022, Class X1 IO	1.371	07-25-22	10,876,766	473,635
Series K709, Class X1 IO	1.633	03-25-19	2,929,141	26,888
Series K710, Class X1 IO	1.860	05-25-19	7,207,755	90,215
Series K711, Class X1 IO	1.802	07-25-19	7,818,301	102,171
Government National Mortgage Association
Series 2012-114, Class IO	0.802	01-16-53	2,670,452	146,918
Series 2016-142, Class IO	0.994	09-16-58	2,928,014	243,353
Series 2016-162, Class IO	0.996	09-16-58	5,065,781	415,689
Series 2016-174, Class IO	0.899	11-16-56	4,948,720	382,828
Series 2016-87, Class IO	1.006	08-16-58	4,048,810	316,421
Series 2017-109, Class IO	0.611	04-16-57	6,180,461	360,568
Series 2017-124, Class IO	0.705	01-16-59	7,545,935	507,715
Series 2017-135, Class IO	0.840	10-16-58	4,940,508	353,960
Series 2017-140, Class IO	0.609	02-16-59	4,337,292	285,828
Series 2017-159, Class IO	0.545	06-16-59	6,039,606	350,718
Series 2017-169, Class IO	0.744	01-16-60	10,487,818	712,126
Series 2017-20, Class IO	0.749	12-16-58	7,168,209	454,559
Series 2017-22, Class IO	1.047	12-16-57	3,269,011	290,015
Series 2017-3, Class IO	0.908	09-16-58	5,879,759	417,675
Series 2017-41, Class IO	0.792	07-16-58	5,579,301	386,002
Series 2017-46, Class IO	0.619	11-16-57	7,036,119	428,645
Series 2017-61, Class IO	0.767	05-16-59	3,256,131	253,670
Series 2018-35, Class IO	0.523	03-16-60	7,389,094	442,022

Series 2018-43, Class IO	0.577	05-16-60	11,390,292	687,567
34	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 4.5%				$85,637,741
(Cost $86,547,168)
Asset backed securities 4.5%				85,637,741
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (C)	2.458	06-22-37	415,000	399,437
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (C)	2.144	08-25-37	776,464	764,869
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	1,150,000	1,134,866
Series 2017-4, Class A4	1.960	07-15-22	725,000	708,575
Series 2018-1, Class A3	2.310	06-15-22	650,000	644,342
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,125,000	2,103,901
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	2,175,000	2,141,221
Applebee's Funding LLC Series 2014-1, Class A2 (D)	4.277	09-05-44	1,318,375	1,287,973
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	1,204,125	1,209,327
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	2,830,000	2,785,965
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	405,000	395,418
Series 2018-A, Class A3	2.350	04-25-22	1,060,000	1,049,340
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	2,182,000	2,157,367
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	695,468	691,313
Series 2016-2, Class A4	1.830	12-15-21	1,155,000	1,140,764
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	1,620,000	1,596,288
Series 2017-A1, Class A1	2.000	01-17-23	2,410,000	2,372,544
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	335,000	332,167
Series 2016-1, Class A4	1.880	06-15-21	330,000	325,039
Series 2016-2, Class A4	1.680	09-15-21	410,000	401,883
Series 2018-1, Class A3	2.480	11-15-22	575,000	568,835
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (D)	1.870	02-15-22	525,000	516,519
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	2,410,000	2,373,122
Series 2018-A1, Class A1	2.539	01-20-23	2,600,000	2,568,677
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (D)	4.474	03-20-43	937,188	937,449
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	800,000	798,013
CNH Equipment Trust Series 2017-C, Class A3	2.080	02-15-23	680,000	667,917
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	891,000	909,722
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	35

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (C)	2.495	03-28-35	555,000	$539,474
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.684	02-25-35	236,089	234,996
DB Master Finance LLC
Series 2015-1A, Class A2II (D)	3.980	02-20-45	1,236,750	1,241,450
Series 2017-1A, Class A2I (D)	3.629	11-20-47	259,350	254,536
Series 2017-1A, Class A2II (D)	4.030	11-20-47	309,225	305,449
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	2,800,000	2,744,251
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,349,800	1,337,638
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	1,301,625	1,329,402
Evergreen Credit Card Trust Series 2018-1, Class A (D)	2.950	03-15-23	1,200,000	1,196,450
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	311,850	312,043
Ford Credit Auto Owner Trust
Series 2014-1, Class B (D)	2.410	11-15-25	320,000	318,611
Series 2016-B, Class A4	1.520	08-15-21	380,000	372,821
Series 2016-C, Class A4	1.400	02-15-22	685,000	664,640
Series 2017-B, Class A4	1.870	09-15-22	295,000	286,746
Series 2017-C, Class A4	2.160	03-15-23	715,000	699,052
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	1,185,000	1,163,324
GM Financial Consumer Automobile Receivables Trust Series 2017-2A, Class A3 (D)	1.860	12-16-21	1,060,000	1,043,057
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (C)	2.144	08-25-44	2,568,000	2,512,566
Golden Credit Card Trust Series 2018-1A, Class A (D)	2.620	01-15-23	1,060,000	1,048,099
Hertz Vehicle Financing II LP Series 2016-3A, Class A (D)	2.270	07-25-20	540,000	534,704
Hilton Grand Vacations Trust Series 2017-AA, Class A (D)	2.660	12-26-28	620,509	609,917
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4	1.360	01-18-23	930,000	906,096
Series 2017-1, Class A3	1.720	07-21-21	1,230,000	1,215,431
Series 2017-2, Class A4	1.870	09-15-23	320,000	311,559
Series 2017-3, Class A4	1.980	11-20-23	380,000	370,082
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	1,395,000	1,372,334
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (D)	2.810	04-15-21	870,000	867,385
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	1,185,000	1,167,383
36	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	430,000	$427,869
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.606	10-27-42	328,156	321,525
MMAF Equipment Finance LLC Series 2017-B, Class A3 (D)	2.210	10-17-22	900,000	881,391
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	88,591	86,633
Series 2015-1A, Class A (D)	2.520	12-20-32	164,376	161,648
Nelnet Student Loan Trust Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (C)(D)	2.370	08-23-36	570,000	557,069
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 (D)	3.220	02-15-23	260,000	259,131
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	500,000	487,772
Series 2017-A, Class A3	1.740	08-16-21	740,000	729,678
Series 2017-B, Class A4	1.950	10-16-23	835,000	812,816
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	277,172	275,433
Series 2018-PLS2, Class A (D)	3.265	02-25-23	538,113	535,437
PFS Financing Corp. Series 2018-B, Class A (D)	2.890	02-15-23	875,000	866,575
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	534,758	544,119
Santander Drive Auto Receivables Trust Series 2018-2, Class C	3.350	07-17-23	480,000	478,125
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (D)	1.860	11-26-40	529,633	523,264
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	378,387	381,096
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (C)	3.387	02-25-35	158,243	155,760
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (C)(D)	1.950	10-28-37	2,289,735	2,261,236
Taco Bell Funding LLC Series 2016-1A, Class A2I (D)	3.832	05-25-46	1,170,188	1,175,044
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	274,167	271,989
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(H)	3.555	10-25-53	280,000	284,054
Series 2015-2, Class 1M2 (D)(H)	3.579	11-25-60	815,000	836,207
Series 2016-5, Class A1 (D)(H)	2.500	10-25-56	743,445	728,250
Series 2017-1, Class A1 (D)(H)	2.750	10-25-56	409,583	403,345
Series 2017-2, Class A1 (D)(H)	2.750	04-25-57	290,221	285,966
Series 2018-1, Class A1 (D)(H)	3.000	01-25-58	518,421	512,484
Toyota Auto Receivables Owner Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-B, Class A4	1.520	08-16-21	425,000	$417,856
Series 2016-C, Class A4	1.320	11-15-21	330,000	322,624
Series 2017-A, Class A3	1.730	02-16-21	1,150,000	1,137,415
Series 2017-B, Class A3	1.760	07-15-21	1,510,000	1,489,214
Series 2017-C, Class A4	1.980	12-15-22	790,000	770,625
Series 2018-A, Class A3	2.360	05-16-22	825,000	817,479
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	614,833	612,801
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	524,125	523,337
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (D)	2.540	02-15-22	1,120,000	1,111,891
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	604,071	585,971
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (C)(D)	2.600	04-25-40	171,880	163,908
Westgate Resorts LLC
Series 2014-1A, Class A (D)	2.150	12-20-26	479,136	476,221
Series 2014-1A, Class B (D)	3.250	12-20-26	206,028	205,705
Series 2015-1A, Class A (D)	2.750	05-20-27	152,811	152,081
Series 2015-2A, Class B (D)	4.000	07-20-28	351,049	350,393
Series 2016-1A, Class A (D)	3.500	12-20-28	317,789	316,978
Series 2017-1A, Class A (D)	3.050	12-20-30	454,846	450,727
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	1,112,853	1,104,326
Series 2017-B, Class A3	1.950	02-15-23	385,000	376,824
Series 2018-A, Class A3	2.500	04-17-23	1,075,000	1,065,100

	Yield (%)	Shares	Value
Securities lending collateral 0.2%			$3,269,533
(Cost $3,269,309)
John Hancock Collateral Trust (I)	1.8834(J)	326,842	3,269,533

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.3%				$6,756,000
(Cost $6,756,000)
U.S. Government Agency 0.1%				3,150,000
Federal Home Loan Bank Discount Note	1.580	05-01-18	3,150,000	3,150,000

	Par value^	Value
Repurchase agreement 0.2%		3,606,000
Barclays Tri-Party Repurchase Agreement dated 4-30-18 at 1.700% to be repurchased at $2,792,132 on 5-1-18, collateralized by $3,005,200 U.S. Treasury Notes, 2.000% due 2-15-25 (valued at $2,847,975, including interest)	2,792,000	2,792,000
38	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 4-30-18 at 0.740% to be repurchased at $814,017 on 5-1-18, collateralized by $865,000 U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $833,697, including interest)	814,000	814,000

Total investments (Cost $1,565,490,895) 99.8%	$1,892,622,929
Other assets and liabilities, net 0.2%	3,286,608
Total net assets 100.0%	$1,895,909,537

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 4-30-18.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $1,577,588,973. Net unrealized appreciation aggregated to $315,033,956, of which $388,575,956 related to gross unrealized appreciation and $73,542,000 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	39

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,562,221,586) including $3,188,563 of securities loaned	$1,889,353,396
Affiliated investments, at value (Cost $3,269,309)	3,269,533
Total investments, at value (Cost $1,565,490,895)	1,892,622,929
Cash	6,600
Foreign currency, at value (Cost $166,516)	166,808
Receivable for investments sold	7,490,919
Receivable for delayed delivery securities sold	112,063
Receivable for fund shares sold	2,458,360
Dividends and interest receivable	6,827,585
Receivable for securities lending income	4,944
Other receivables and prepaid expenses	166,802
Total assets	1,909,857,010
Liabilities
Payable for investments purchased	6,338,255
Payable for delayed delivery securities purchased	340,000
Payable for fund shares repurchased	2,925,723
Payable upon return of securities loaned	3,274,703
Payable to affiliates
Accounting and legal services fees	213,193
Transfer agent fees	164,712
Distribution and service fees	416,590
Trustees' fees	3,613
Other liabilities and accrued expenses	270,684
Total liabilities	13,947,473
Net assets	$1,895,909,537
Net assets consist of
Paid-in capital	$1,504,569,719
Undistributed net investment income	2,198,637
Accumulated net realized gain (loss) on investments and foreign currency transactions	62,008,066
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	327,133,115
Net assets	$1,895,909,537

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       40

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($799,709,566 ÷ 39,917,438 shares)[1]	$20.03
Class B ($25,756,519 ÷ 1,288,518 shares)[1]	$19.99
Class C ($470,200,252 ÷ 23,505,616 shares)[1]	$20.00
Class I ($401,510,734 ÷ 20,055,387 shares)	$20.02
Class R1 ($3,786,225 ÷ 188,255 shares)	$20.11
Class R2 ($3,634,811 ÷ 181,707 shares)	$20.00
Class R3 ($5,035,259 ÷ 250,767 shares)	$20.08
Class R4 ($17,177,155 ÷ 853,685 shares)	$20.12
Class R5 ($10,309,896 ÷ 513,095 shares)	$20.09
Class R6 ($158,789,120 ÷ 7,922,710 shares)	$20.04
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       41

STATEMENT OF OPERATIONS   For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$13,079,760
Interest	12,857,922
Securities lending	15,212
Less foreign taxes withheld	(133,111)
Total investment income	25,819,783
Expenses
Investment management fees	5,815,943
Distribution and service fees	3,918,932
Accounting and legal services fees	214,483
Transfer agent fees	964,315
Trustees' fees	16,269
State registration fees	92,283
Printing and postage	85,660
Professional fees	42,956
Custodian fees	129,963
Other	25,407
Total expenses	11,306,211
Less expense reductions	(93,457)
Net expenses	11,212,754
Net investment income	14,607,029
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	73,973,244
Affiliated investments	(806)
73,972,438
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(63,508,383)
Affiliated investments	361
(63,508,022)
Net realized and unrealized gain	10,464,416
Increase in net assets from operations	$25,071,445

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       42

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$14,607,029	$27,596,657
Net realized gain	73,972,438	59,059,641
Change in net unrealized appreciation (depreciation)	(63,508,022)	142,842,912
Increase in net assets resulting from operations	25,071,445	229,499,210
Distributions to shareholders
From net investment income
Class A	(6,783,995)	(13,848,926)
Class B	(149,640)	(427,107)
Class C	(2,374,597)	(4,994,722)
Class I	(4,029,747)	(8,277,530)
Class R1	(27,355)	(73,151)
Class R2	(28,143)	(116,345)
Class R3	(36,565)	(63,412)
Class R4	(193,945)	(450,066)
Class R5	(58,325)	(37,873)
Class R6	(1,571,471)	(252,670)
From net realized gain
Class A	(18,852,240)	—
Class B	(761,674)	—
Class C	(11,502,518)	—
Class I	(9,356,420)	—
Class R1	(102,730)	—
Class R2	(79,629)	—
Class R3	(113,108)	—
Class R4	(569,312)	—
Class R5	(49,464)	—
Class R6	(3,398,543)	—
Total distributions	(60,039,421)	(28,541,802)
From fund share transactions	(556,482)	19,773,956
Total increase (decrease)	(35,524,458)	220,731,364
Net assets
Beginning of period	1,931,433,995	1,710,702,631
End of period	$1,895,909,537	$1,931,433,995
Undistributed net investment income	$2,198,637	$2,845,391

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       43

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.40		$18.29	$18.56	$19.34	$18.62	$16.57
Net investment income[2]	0.16		0.32	0.32	0.36	0.39	0.36
Net realized and unrealized gain (loss) on investments	0.12		2.12	0.25	(0.19)	1.46	2.40
Total from investment operations	0.28		2.44	0.57	0.17	1.85	2.76
Less distributions
From net investment income	(0.17)		(0.33)	(0.32)	(0.40)	(0.42)	(0.41)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.65)		(0.33)	(0.84)	(0.95)	(1.13)	(0.71)
Net asset value, end of period	$20.03		$20.40	$18.29	$18.56	$19.34	$18.62
Total return (%)[3,4]	1.31	[5]	13.41	3.26	0.98	10.43	17.23
Ratios and supplemental data
Net assets, end of period (in millions)	$800		$817	$866	$808	$675	$597
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	[6]	1.08	1.09	1.09	1.10	1.14
Expenses including reductions	1.06	[6]	1.08	1.09	1.09	1.09	1.14
Net investment income	1.60	[6]	1.62	1.77	1.92	2.07	2.08
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       44

Class B Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.36		$18.25	$18.52	$19.30	$18.58	$16.54
Net investment income[2]	0.09		0.18	0.19	0.23	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.12		2.12	0.25	(0.19)	1.46	2.39
Total from investment operations	0.21		2.30	0.44	0.04	1.72	2.63
Less distributions
From net investment income	(0.10)		(0.19)	(0.19)	(0.27)	(0.29)	(0.29)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.58)		(0.19)	(0.71)	(0.82)	(1.00)	(0.59)
Net asset value, end of period	$19.99		$20.36	$18.25	$18.52	$19.30	$18.58
Total return (%)[3,4]	0.96	[5]	12.66	2.54	0.27	9.68	16.38
Ratios and supplemental data
Net assets, end of period (in millions)	$26		$36	$49	$67	$80	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	[6]	1.78	1.79	1.79	1.80	1.84
Expenses including reductions	1.76	[6]	1.78	1.79	1.78	1.79	1.84
Net investment income	0.91	[6]	0.93	1.08	1.23	1.38	1.38
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       45

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.37		$18.26	$18.53	$19.31	$18.59	$16.55
Net investment income[2]	0.09		0.18	0.19	0.23	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.12		2.12	0.25	(0.19)	1.46	2.39
Total from investment operations	0.21		2.30	0.44	0.04	1.72	2.63
Less distributions
From net investment income	(0.10)		(0.19)	(0.19)	(0.27)	(0.29)	(0.29)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.58)		(0.19)	(0.71)	(0.82)	(1.00)	(0.59)
Net asset value, end of period	$20.00		$20.37	$18.26	$18.53	$19.31	$18.59
Total return (%)[3,4]	0.96	[5]	12.65	2.54	0.27	9.67	16.37
Ratios and supplemental data
Net assets, end of period (in millions)	$470		$499	$507	$501	$422	$344
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	[6]	1.78	1.79	1.79	1.80	1.84
Expenses including reductions	1.76	[6]	1.78	1.79	1.78	1.79	1.84
Net investment income	0.90	[6]	0.93	1.07	1.22	1.37	1.38
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       46

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.39		$18.28	$18.55	$19.33	$18.61	$16.57
Net investment income[2]	0.19		0.37	0.37	0.42	0.45	0.42
Net realized and unrealized gain (loss) on investments	0.12		2.12	0.26	(0.19)	1.47	2.40
Total from investment operations	0.31		2.49	0.63	0.23	1.92	2.82
Less distributions
From net investment income	(0.20)		(0.38)	(0.38)	(0.46)	(0.49)	(0.48)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.68)		(0.38)	(0.90)	(1.01)	(1.20)	(0.78)
Net asset value, end of period	$20.02		$20.39	$18.28	$18.55	$19.33	$18.61
Total return (%)[3]	1.47	[4]	13.77	3.59	1.31	10.80	17.62
Ratios and supplemental data
Net assets, end of period (in millions)	$402		$522	$233	$195	$131	$89
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[5]	0.77	0.78	0.78	0.79	0.78
Expenses including reductions	0.76	[5]	0.77	0.78	0.77	0.78	0.78
Net investment income	1.89	[5]	1.91	2.09	2.23	2.38	2.44
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       47

Class R1 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.48		$18.36	$18.62	$19.41	$18.68	$16.63
Net investment income[2]	0.13		0.25	0.26	0.30	0.33	0.31
Net realized and unrealized gain (loss) on investments	0.11		2.13	0.26	(0.20)	1.47	2.40
Total from investment operations	0.24		2.38	0.52	0.10	1.80	2.71
Less distributions
From net investment income	(0.13)		(0.26)	(0.26)	(0.34)	(0.36)	(0.36)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.61)		(0.26)	(0.78)	(0.89)	(1.07)	(0.66)
Net asset value, end of period	$20.11		$20.48	$18.36	$18.62	$19.41	$18.68
Total return (%)[3]	1.13	[4]	13.03	2.95	0.58	10.10	16.84
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$5	$6	$5	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	[5]	1.43	1.44	1.44	1.44	1.45
Expenses including reductions	1.41	[5]	1.42	1.43	1.43	1.43	1.45
Net investment income	1.25	[5]	1.29	1.43	1.59	1.73	1.76
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       48

Class R2 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.37		$18.27	$18.53	$19.33	$18.62	$16.58
Net investment income[2]	0.15		0.31	0.29	0.34	0.42	0.38
Net realized and unrealized gain (loss) on investments	0.12		2.10	0.27	(0.19)	1.45	2.41
Total from investment operations	0.27		2.41	0.56	0.15	1.87	2.79
Less distributions
From net investment income	(0.16)		(0.31)	(0.30)	(0.40)	(0.45)	(0.45)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.64)		(0.31)	(0.82)	(0.95)	(1.16)	(0.75)
Net asset value, end of period	$20.00		$20.37	$18.27	$18.53	$19.33	$18.62
Total return (%)[3]	1.26	[4]	13.27	3.23	0.86	10.51	17.39
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$4	$8	$2	$1	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[6]	1.18	1.19	1.17	1.02	0.98
Expenses including reductions	1.17	[6]	1.17	1.18	1.17	1.01	0.98
Net investment income	1.49	[6]	1.58	1.63	1.84	2.23	2.17
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       49

Class R3 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.45		$18.33	$18.59	$19.38	$18.66	$16.61
Net investment income[2]	0.14		0.27	0.27	0.32	0.35	0.33
Net realized and unrealized gain (loss) on investments	0.12		2.13	0.27	(0.20)	1.46	2.40
Total from investment operations	0.26		2.40	0.54	0.12	1.81	2.73
Less distributions
From net investment income	(0.15)		(0.28)	(0.28)	(0.36)	(0.38)	(0.38)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.63)		(0.28)	(0.80)	(0.91)	(1.09)	(0.68)
Net asset value, end of period	$20.08		$20.45	$18.33	$18.59	$19.38	$18.66
Total return (%)[3]	1.21	[4]	13.17	3.07	0.69	10.17	16.97
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$5	$4	$19	$20	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[5]	1.33	1.32	1.33	1.33	1.35
Expenses including reductions	1.25	[5]	1.32	1.32	1.32	1.33	1.35
Net investment income	1.41	[5]	1.37	1.50	1.68	1.84	1.87
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       50

Class R4 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.49		$18.36	$18.63	$19.41	$18.69	$16.63
Net investment income[2]	0.18		0.35	0.35	0.39	0.41	0.40
Net realized and unrealized gain (loss) on investments	0.12		2.13	0.25	(0.19)	1.48	2.41
Total from investment operations	0.30		2.48	0.60	0.20	1.89	2.81
Less distributions
From net investment income	(0.19)		(0.35)	(0.35)	(0.43)	(0.46)	(0.45)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.67)		(0.35)	(0.87)	(0.98)	(1.17)	(0.75)
Net asset value, end of period	$20.12		$20.49	$18.36	$18.63	$19.41	$18.69
Total return (%)[3]	1.38	[4]	13.64	3.41	1.15	10.59	17.47
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$24	$30	$19	$14	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[5]	1.03	1.03	1.04	1.04	1.05
Expenses including reductions	0.92	[5]	0.92	0.92	0.93	0.93	0.95
Net investment income	1.72	[5]	1.79	1.93	2.06	2.20	2.26
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       51

Class R5 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.47		$18.34	$18.60	$19.39	$18.67	$16.61
Net investment income[2]	0.20		0.39	0.38	0.44	0.45	0.44
Net realized and unrealized gain (loss) on investments	0.11		2.13	0.26	(0.21)	1.47	2.40
Total from investment operations	0.31		2.52	0.64	0.23	1.92	2.84
Less distributions
From net investment income	(0.21)		(0.39)	(0.38)	(0.47)	(0.49)	(0.48)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.69)		(0.39)	(0.90)	(1.02)	(1.20)	(0.78)
Net asset value, end of period	$20.09		$20.47	$18.34	$18.60	$19.39	$18.67
Total return (%)[3]	1.43	[4]	13.88	3.68	1.30	10.82	17.73
Ratios and supplemental data
Net assets, end of period (in millions)	$10		$2	$2	$2	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	[5]	0.73	0.73	0.73	0.73	0.74
Expenses including reductions	0.72	[5]	0.72	0.72	0.72	0.72	0.74
Net investment income	2.05	[5]	1.97	2.14	2.29	2.41	2.51
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       52

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$20.41		$18.30	$18.56	$19.35	$18.63	$16.58
Net investment income[2]	0.21		0.39	0.39	0.44	0.47	0.44
Net realized and unrealized gain (loss) on investments	0.11		2.12	0.27	(0.20)	1.47	2.40
Total from investment operations	0.32		2.51	0.66	0.24	1.94	2.84
Less distributions
From net investment income	(0.21)		(0.40)	(0.40)	(0.48)	(0.51)	(0.49)
From net realized gain	(0.48)		—	(0.52)	(0.55)	(0.71)	(0.30)
Total distributions	(0.69)		(0.40)	(0.92)	(1.03)	(1.22)	(0.79)
Net asset value, end of period	$20.04		$20.41	$18.30	$18.56	$19.35	$18.63
Total return (%)[3]	1.51	[4]	13.87	3.76	1.38	10.91	17.76
Ratios and supplemental data
Net assets, end of period (in millions)	$159		$18	$7	$5	$1	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[6]	0.68	0.69	0.69	0.69	0.70
Expenses including reductions	0.67	[6]	0.67	0.66	0.67	0.66	0.70
Net investment income	2.03	[6]	1.97	2.19	2.34	2.50	2.50
Portfolio turnover (%)	27		52	47	49	39	53

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       53

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income, and preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       54

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,221,178,413	$1,203,516,838	$17,661,575	—
Preferred securities	2,966,217	2,966,217	—	—
U.S. Government and Agency obligations	192,536,273	—	192,536,273	—
Foreign government obligations	4,601,125	—	4,601,125	—
Corporate bonds	322,061,997	—	322,061,997	—
Convertible bonds	624,825	—	624,825	—
Capital preferred securities	1,159,683	—	1,159,683	—
Term loans	824,526	—	824,526	—
Collateralized mortgage obligations	51,006,596	—	51,006,596	—
Asset backed securities	85,637,741	—	85,637,741	—
Securities lending collateral	3,269,533	3,269,533	—	—
Short-term investments	6,756,000	—	6,756,000	—
Total investments in securities	$1,892,622,929	$1,209,752,588	$682,870,341	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       55

stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement(s) of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2018, the fund loaned securities valued at $3,188,563 and received $3,274,703 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       56

amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018 were $3,924.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund's average daily net assets and (b) 0.550% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2018, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$34,887	Class R3	$213
Class B	1,336	Class R4	903
Class C	21,007	Class R5	255
Class I	17,658	Class R6	6,246
Class R1	178	Total	$82,841
Class R2	158

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $10,616 for Class R4 shares for the six months ended April 30, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $780,261 for the six months ended April 30, 2018. Of this amount, $129,627 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $631,992 was paid as sales commissions to broker-dealers and $18,642 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales

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charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $2,185, $5,983 and $19,717 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,224,926	$441,666
Class B	156,543	16,872
Class C	2,459,252	265,910
Class I	—	228,570
Class R1	15,567	253
Class R2	9,371	224
Class R3	14,673	303
Class R4	37,156	1,280
Class R5	1,444	363
Class R6	—	8,874
Total	$3,918,932	$964,315

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,004,114	$61,807,522	8,691,839	$168,321,199
Distributions reinvested	1,216,412	24,840,588	691,175	13,410,564
Repurchased	(4,341,153)	(89,306,202)	(16,713,569)	(323,272,084)
Net decrease	(120,627)	($2,658,092)	(7,330,555)	($141,540,321)

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		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class B shares
Sold	13,147	$270,933	84,654	$1,619,726
Distributions reinvested	41,276	842,661	20,184	390,229
Repurchased	(517,294)	(10,626,042)	(1,048,947)	(20,415,869)
Net decrease	(462,871)	($9,512,448)	(944,109)	($18,405,914)
Class C shares
Sold	1,111,737	$22,835,657	3,477,387	$67,164,622
Distributions reinvested	613,547	12,530,178	227,327	4,408,006
Repurchased	(2,696,553)	(55,292,535)	(6,961,503)	(135,114,388)
Net decrease	(971,269)	($19,926,700)	(3,256,789)	($63,541,760)
Class I shares
Sold	2,669,625	$54,977,103	18,155,519	$350,402,000
Distributions reinvested	552,034	11,257,372	368,216	7,188,442
Repurchased	(8,780,947)	(179,701,998)	(5,665,397)	(110,426,183)
Net increase (decrease)	(5,559,288)	($113,467,523)	12,858,338	$247,164,259
Class R1 shares
Sold	24,278	$500,797	67,160	$1,306,506
Distributions reinvested	3,728	76,514	2,242	43,725
Repurchased	(89,894)	(1,853,069)	(125,178)	(2,453,074)
Net decrease	(61,888)	($1,275,758)	(55,776)	($1,102,843)
Class R2 shares
Sold	41,625	$858,380	96,173	$1,863,805
Distributions reinvested	4,075	83,092	5,475	105,763
Repurchased	(55,222)	(1,129,216)	(334,646)	(6,597,986)
Net decrease	(9,522)	($187,744)	(232,998)	($4,628,418)
Class R3 shares
Sold	22,277	$463,009	157,721	$3,064,790
Distributions reinvested	7,311	149,673	3,253	63,404
Repurchased	(13,522)	(281,014)	(130,907)	(2,569,484)
Net increase	16,066	$331,668	30,067	$558,710
Class R4 shares
Sold	182,724	$3,806,886	339,506	$6,616,405
Distributions reinvested	37,209	763,256	23,144	450,066
Repurchased	(557,175)	(11,624,958)	(791,274)	(15,407,394)
Net decrease	(337,242)	($7,054,816)	(428,624)	($8,340,923)
Class R5 shares
Sold	419,508	$8,770,287	31,396	$613,332
Distributions reinvested	5,098	103,705	1,821	35,430
Repurchased	(14,650)	(300,301)	(42,212)	(802,925)
Net increase (decrease)	409,956	$8,573,691	(8,995)	($154,163)

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		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	7,514,003	$153,954,664	590,954	$11,499,434
Distributions reinvested	243,492	4,969,120	12,891	252,670
Repurchased	(697,460)	(14,302,544)	(102,167)	(1,986,775)
Net increase	7,060,035	$144,621,240	501,678	$9,765,329
Total net increase (decrease)	(36,650)	($556,482)	1,132,237	$19,773,956

Affiliates of the fund owned 25% of Class R6 shares on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $384,184,198 and $395,436,199, respectively, for the six months ended April 30, 2018. Purchases and sales of U.S. Treasury obligations aggregated $146,198,297 and $166,627,790, respectively, for the six months ended April 30, 2018.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
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representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450356	36SA 4/18 6/18

John Hancock

Small Cap Core Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period, leading to some mixed results for equity investors. Stocks generally declined late in the period as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. While some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and the good news is that those continue to appear supportive. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

Class A shares (without sales charge)
Russell 2000 Index
Morningstar small blend fund category average
–2.25
3.27
1.86
4.40
11.54
8.96
10.64
9.64
8.03
8.01
8.96
6 month (cumulative)
1 year
3 year
Since inception (12/20/13)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Small-cap stocks advanced until they encountered higher volatility

After making strong gains in the first half of the period, small-cap stocks' move higher was temporarily stalled by volatility stemming from inflation fears.

The fund underperformed its benchmark

The fund underperformed its benchmark, the Russell 2000 Index, primarily due to stock selection decisions.

More speculative small caps outperformed

Earnings at many small-cap companies experienced strong growth, driven by tax reform and higher top-line growth, but the market rewarded more speculative small-cap companies over established names.

SECTOR COMPOSITION AS OF 4/30/18 (%)

A note about risks

The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Shares purchased in an initial public offering may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Bill Talbot, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Bill Talbot, CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the market environment during the six months ended April 30, 2018?

The period overall was positive for small caps, although the widespread market volatility that emerged at the end of January proved to be a temporary drag on stocks across the market-cap spectrum. More specifically for small caps, the passage of tax reform into law at the beginning of 2018 was a key event that boosted stock performance and earnings power. Small caps tend to be more domestically focused than larger-cap companies, which makes small caps inordinately large beneficiaries of a lower corporate tax rate.

Lower tax bills enhance the earnings power of small caps to a greater degree, and the market was quick to recalibrate its earnings expectations for small-cap companies. In the months since the law took effect, we have seen numerous examples of companies using this tax windfall for shareholder-friendly purposes, including raising dividends and enhancing share repurchase programs. In our view, this support for small caps continued to bolster the fundamental attractiveness of many companies throughout the small-cap universe.

Nonetheless, the strongest-performing companies during the period were non-earning companies—more speculative names, particularly in the healthcare and energy sectors—that attracted the lion's share of investors' attention by their apparent potential of future growth.

The fund underperformed its benchmark, the Russell 2000 Index. What factors led to this result?

In the fund, we focus on picking stocks from among what we perceive to be higher-quality small-cap opportunities—companies that have proven to be profitable or that are on the cusp of turning profitable. This focus turned out to be a hurdle to performance during the period in light of the stronger relative performance by more speculative small-cap names.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       4

"... the strongest-performing companies during the period were non-earning companies—more speculative names, particularly in the healthcare and energy sectors—that attracted the lion's share of investors' attention ..."

Which stocks were among the largest detractors from the fund's relative results?

In the industrials sector, the stock of property management and building maintenance company ABM Industries, Inc., was a large detractor. New management at the company had a mandate to raise profit margins, which they sought to do through cross-selling opportunities and diversification of their management services. These efforts had disappointing results, however, and didn't meet our milestones for margin improvement.

Among the fund's consumer staples holdings, the stock of TreeHouse Foods, Inc., was another large detractor. This company sells private-label food products to grocery chains and is also in the business of providing institutional food services. These are not easy niches in which to operate in the first place, due to cost pressures from the stiff competitive landscape. In addition to this inherent industry obstacle to higher profitability, the company and many of its competitors suffered following Amazon.com, Inc.'s acquisition of Whole Foods, Inc. (the fund did not hold either of these stocks). This event spooked investors in TreeHouse and its competitors due to the intense cost pressure implied by Amazon's scale. We exited the position by period end.

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Patterson-UTI Energy, Inc.	2.4
Univest Corp. of Pennsylvania	2.4
Bio-Rad Laboratories, Inc., Class A	2.1
Banner Corp.	2.0
Hope Bancorp, Inc.	2.0
Columbia Banking System, Inc.	1.9
ConnectOne Bancorp, Inc.	1.9
Cinemark Holdings, Inc.	1.9
Brookline Bancorp, Inc.	1.8
South State Corp.	1.8
TOTAL	20.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       5

"... we focus on owning stocks where we are seeing company-specific catalysts that we believe could drive stock performance higher over time."

A third major detractor was the stock of Civitas Solutions, Inc., whose primary business is running homes and community-based health services for people with intellectual and developmental disabilities and other special needs. The company derives a large part of its revenue from government spending, and the stock declined in part due to the uncertainty of future government support for a wide swath of U.S. social programs. Moreover, wage inflation appeared to exacerbate staffing issues at the company. We sold the stock during the period.

Which stocks stood out as positive contributors to the fund's relative results?

One of the fund's best-performing positions during the period was the stock of Rapid7, Inc., a data-security software provider that we purchased at an attractive price just as the company was turning the corner on becoming profitable. We trimmed the position during the period to lock in profits for the fund.

Another top contributor was the stock of Copart, Inc., an automotive parts company that works in collision repair and manages car auctions. The stock rose as the company's sales and earnings outpaced investor expectations and as it gained market share. We sold the stock when it reached our estimate of its fair value.

A third large contributor to relative returns was the stock of SS&C Technologies Holdings, Inc., a cloud-based financial services software company that was able to use excess cash to fund acquisitions. During the period, the company completed the integration of Advent Software, Inc. (not held by the fund), a 2015 acquisition. As the company grew larger during the period, we trimmed the position.

How was the fund positioned at period end?

The fund continues to be concentrated in the higher-quality small-cap names that we think offer attractive value and strong growth potential. We recognize that the macroeconomic environment

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       6

has numerous conditions that could be conducive to small-cap stock performance, in addition to the benefits this market segment may experience due to tax reform.

While we believe these tailwinds will persist in the near term, we don't count on them to support our theses for any of the fund's positions. Instead, we focus on owning stocks where we are seeing company-specific catalysts that we believe could drive stock performance higher over time.

MANAGED BY

Bill Talbot, CFA On the fund since inception Investing since 1994

The views expressed in this report are exclusively those of Bill Talbot, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A2	-0.81	6.75	-7.15	32.94
Class I2,3	4.53	8.21	-2.12	41.09
Class R6[2,3]	4.71	8.08	-2.03	40.35
Class NAV[3]	4.65	8.32	-2.09	41.71
Index†	11.54	8.96	3.27	45.40

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A*	Class I	Class R6**	Class NAV
Gross/Net (%)	1.38	1.12	1.02	1.01

*Expenses have been estimated for the class's first year of resumed operations.

**Expenses have been estimated for the class's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-20-13	14,109	14,109	14,540
Class R6[2,3]	12-20-13	14,035	14,035	14,540
Class NAV[3]	12-20-13	14,171	14,171	14,540

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower returns.

Footnotes related to performance pages

1	From 12-20-13.
2	Class A and Class I shares were first offered on 12/27/13. Class A shares ceased operations between 3/10/16 and 8/30/17. Returns while Class A shares were not offered are those of Class I shares. Class R6 shares were first offered on 8/30/17. Returns shown prior to this date are those of Class A shares (or Class I shares for the period between 3/10/16 and 8/30/17), that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$977.50	$6.67	1.36%
	Hypothetical example for comparison purposes	1,000.00	1,018.10	6.81	1.36%
Class I	Actual expenses/actual returns	1,000.00	978.80	5.40	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.51	1.10%
Class R6	Actual expenses/actual returns	1,000.00	979.70	4.91	1.00%
	Hypothetical example for comparison purposes	1,000.00	1,019.80	5.01	1.00%
Class NAV	Actual expenses/actual returns	1,000.00	979.10	4.81	0.98%
	Hypothetical example for comparison purposes	1,000.00	1,019.90	4.91	0.98%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 96.7%		$493,682,999
(Cost $494,652,489)
Consumer discretionary 10.8%		55,267,177
Auto components 1.4%
Tenneco, Inc.	162,791	7,275,130
Hotels, restaurants and leisure 3.4%
Chuy's Holdings, Inc. (A)	126,553	3,619,416
Dave & Buster's Entertainment, Inc. (A)	150,396	6,390,326
Vail Resorts, Inc.	31,202	7,154,931
Household durables 0.5%
Tupperware Brands Corp.	62,458	2,783,128
Leisure products 1.5%
Nautilus, Inc. (A)	522,869	7,607,744
Media 1.9%
Cinemark Holdings, Inc.	241,331	9,452,935
Specialty retail 2.1%
Build-A-Bear Workshop, Inc. (A)	288,251	2,623,084
Lithia Motors, Inc., Class A	48,259	4,626,108
Williams-Sonoma, Inc.	78,125	3,734,375
Consumer staples 0.3%		1,671,461
Food products 0.3%
Amira Nature Foods, Ltd. (A)	442,186	1,671,461
Energy 2.4%		12,377,954
Energy equipment and services 2.4%
Patterson-UTI Energy, Inc.	577,869	12,377,954
Financials 20.5%		104,698,416
Banks 18.1%
Access National Corp.	219,095	6,093,032
Banner Corp.	182,144	10,455,066
Brookline Bancorp, Inc.	555,261	9,217,333
Columbia Banking System, Inc.	247,396	9,947,793
ConnectOne Bancorp, Inc.	364,171	9,614,114
First Community Corp.	118,786	2,738,017
Hope Bancorp, Inc.	586,851	10,146,654
South State Corp.	104,758	9,066,805
Union Bankshares Corp.	201,802	7,630,134
Univest Corp. of Pennsylvania	426,802	12,270,558
Valley National Bancorp	403,763	5,067,226
Capital markets 2.4%
Evercore, Inc., Class A	52,428	5,308,335
Moelis & Company, Class A	132,776	7,143,349
12	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 12.9%		$65,906,796
Biotechnology 2.5%
ACADIA Pharmaceuticals, Inc. (A)	128,203	2,026,889
Halozyme Therapeutics, Inc. (A)	157,633	2,983,993
MiMedx Group, Inc. (A)	483,810	3,972,080
Osiris Therapeutics, Inc. (A)	169,338	1,270,035
Recro Pharma, Inc. (A)	205,585	2,499,914
Health care equipment and supplies 5.5%
AtriCure, Inc. (A)	227,437	5,055,925
Integra LifeSciences Holdings Corp. (A)	76,639	4,723,262
Merit Medical Systems, Inc. (A)	118,866	5,765,001
SeaSpine Holdings Corp. (A)	391,816	4,509,802
The Cooper Companies, Inc.	35,280	8,068,889
Life sciences tools and services 4.4%
Bio-Rad Laboratories, Inc., Class A (A)	42,589	10,805,255
Enzo Biochem, Inc. (A)	647,613	3,885,678
Syneos Health, Inc. (A)	203,511	7,753,769
Pharmaceuticals 0.5%
Prestige Brands Holdings, Inc. (A)	87,850	2,586,304
Industrials 18.6%		94,940,594
Building products 2.7%
American Woodmark Corp. (A)	80,729	6,635,924
Armstrong World Industries, Inc. (A)	126,114	7,062,384
Commercial services and supplies 5.5%
ABM Industries, Inc.	282,900	8,806,677
Deluxe Corp.	120,291	8,244,745
Interface, Inc.	152,371	3,352,162
UniFirst Corp.	48,936	7,859,122
Construction and engineering 3.0%
EMCOR Group, Inc.	117,748	8,665,075
Granite Construction, Inc.	127,553	6,681,226
Electrical equipment 1.6%
Regal Beloit Corp.	117,262	8,349,054
Machinery 2.8%
Mueller Water Products, Inc., Class A	784,250	7,677,808
The Timken Company	153,124	6,546,051
Trading companies and distributors 3.0%
GMS, Inc. (A)	267,080	8,322,213
Watsco, Inc.	40,247	6,738,153
Information technology 19.8%		101,230,581
Communications equipment 1.0%
Quantenna Communications, Inc. (A)	400,975	5,080,353
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	13

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 1.0%
nLight, Inc. (A)	26,175	$652,543
TTM Technologies, Inc. (A)	340,025	4,739,949
Internet software and services 3.5%
Five9, Inc. (A)	204,802	6,015,035
j2 Global, Inc.	65,532	5,201,930
LogMeIn, Inc.	61,930	6,824,686
Semiconductors and semiconductor equipment 5.3%
FormFactor, Inc. (A)	452,022	5,186,952
Integrated Device Technology, Inc. (A)	196,286	5,462,639
MaxLinear, Inc. (A)	136,322	3,044,070
MKS Instruments, Inc.	73,444	7,520,666
ON Semiconductor Corp. (A)	255,434	5,639,983
Software 7.7%
Avaya Holdings Corp. (A)	278,544	6,375,872
MobileIron, Inc. (A)	866,161	4,027,649
Nice, Ltd., ADR (A)	81,876	7,792,139
Rapid7, Inc. (A)	254,491	7,186,826
SS&C Technologies Holdings, Inc.	124,625	6,187,631
Verint Systems, Inc. (A)	144,710	6,092,291
Workiva, Inc. (A)	73,918	1,663,155
Technology hardware, storage and peripherals 1.3%
Cray, Inc. (A)	274,055	6,536,212
Materials 4.1%		20,944,355
Chemicals 2.8%
HB Fuller Company	111,105	5,496,364
Valvoline, Inc.	432,015	8,761,264
Metals and mining 1.3%
Kaiser Aluminum Corp.	67,858	6,686,727
Real estate 4.7%		23,974,317
Equity real estate investment trusts 4.7%
American Assets Trust, Inc.	175,011	5,875,119
EPR Properties	103,298	5,683,456
First Industrial Realty Trust, Inc.	244,849	7,617,252
Retail Opportunity Investments Corp.	278,982	4,798,490
Telecommunication services 1.6%		7,817,881
Wireless telecommunication services 1.6%
Boingo Wireless, Inc. (A)	333,243	7,817,881
Utilities 1.0%		4,853,467
Electric utilities 1.0%
Portland General Electric Company	114,253	4,853,467

14	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 3.4%			$17,452,330
(Cost $17,452,330)
Money market funds 3.4%			17,452,330
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6333(B)	17,452,330	17,452,330

Total investments (Cost $512,104,819) 100.1%	$511,135,329
Other assets and liabilities, net (0.1%)	(272,347)
Total net assets 100.0%	$510,862,982

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-18.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $512,651,322. Net unrealized depreciation aggregated to $1,515,993, of which $18,142,894 related to gross unrealized appreciation and $19,658,887 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $512,104,819)	$511,135,329
Receivable for investments sold	2,571,468
Receivable for fund shares sold	1,160,829
Dividends and interest receivable	473,590
Receivable due from advisor	42,008
Other receivables and prepaid expenses	87,880
Total assets	515,471,104
Liabilities
Payable for investments purchased	3,942,266
Payable for fund shares repurchased	465,722
Payable to affiliates
Accounting and legal services fees	43,830
Transfer agent fees	32,485
Trustees' fees	496
Other liabilities and accrued expenses	123,323
Total liabilities	4,608,122
Net assets	$510,862,982
Net assets consist of
Paid-in capital	$501,967,687
Accumulated distributions in excess of net investment income	(13,161)
Accumulated net realized gain (loss) on investments	9,877,946
Net unrealized appreciation (depreciation) on investments	(969,490)
Net assets	$510,862,982

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($248,170,269 ÷ 20,536,440 shares)[1]	$12.08
Class I ($21,274,875 ÷ 1,762,965 shares)	$12.07
Class R6 ($74,866,965 ÷ 6,198,197 shares)	$12.08
Class NAV ($166,550,873 ÷ 13,798,660 shares)	$12.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$1,458,711
Interest	63,090
Total investment income	1,521,801
Expenses
Investment management fees	1,094,623
Distribution and service fees	71,883
Accounting and legal services fees	27,964
Transfer agent fees	42,316
Trustees' fees	1,590
State registration fees	52,550
Printing and postage	19,091
Professional fees	42,161
Custodian fees	14,058
Other	6,030
Total expenses	1,372,266
Less expense reductions	(10,777)
Net expenses	1,361,489
Net investment income	160,312
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	10,426,092
10,426,092
Change in net unrealized appreciation (depreciation) of
Investments	(14,474,201)
(14,474,201)
Net realized and unrealized loss	(4,048,109)
Decrease in net assets from operations	($3,887,797)

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$160,312	$683,578
Net realized gain	10,426,092	20,004,164
Change in net unrealized appreciation (depreciation)	(14,474,201)	13,000,280
Increase (decrease) in net assets resulting from operations	(3,887,797)	33,688,022
Distributions to shareholders
From net investment income
Class I	(1,340)	(4,505)
Class R6[2]	(1,111)	—
Class NAV	(514,271)	(1,098,566)
From net realized gain
Class A1	(235,907)	—
Class I	(78,374)	—
Class R6[2]	(43,018)	—
Class NAV	(18,666,853)	—
Total distributions	(19,540,874)	(1,103,071)
From fund share transactions	61,887,237	6,173,409
Issued in reorganization	294,730,327	—
Total from fund share transactions	356,617,564	—
Total increase	333,188,893	38,758,360
Net assets
Beginning of period	177,674,089	138,915,729
End of period	$510,862,982	$177,674,089
Undistributed (accumulated distributions in excess of) net investment income	($13,161)	$343,249

[1]	Class A shares were liquidated on 3-10-16. Class A relaunched on 8-30-17.
[2]	The inception date for Class R6 shares is 8-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       18

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	[2]	10-31-15	10-31-14	[3]
Per share operating performance
Net asset value, beginning of period	$13.82		$12.86		$10.06	$10.00
Net investment income (loss)[4]	(0.02)		—	[5]	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.22)		0.96		(0.06)	0.10
Total from investment operations	(0.24)		0.96		(0.07)	0.06
Less distributions
From net realized gain	(1.50)		—		(0.20)	—
Net asset value, end of period	$12.08		$13.82		$9.79	$10.06
Total return (%)[6,7]	(2.25	) [8]	7.47	[8]	(0.65)	0.60	[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$248		$1		— [9]	—	[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	[10]	1.41	[10]	1.40	1.44	[10]
Expenses including reductions	1.36	[10]	1.40	[10]	1.40	1.43	[10]
Net investment income (loss)	(0.39	) [10]	—	[10,11]	(0.06)	(0.40	) [10]
Portfolio turnover (%)	43	[12]	68	[13]	68	59

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 8-30-17 (relaunch date) to 10-31-17. Class A liquidated on 3-10-16, accordingly, there were no shares of this class outstanding at 10-31-16.
[3]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[4]	Based on average daily shares outstanding.
[5]	Less than $0.005 per share.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Less than 0.005%.
[12]	Excludes merger activity.
[13]	The portfolio turnover is shown for the period from 11-1-16 to 10-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       19

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$13.82		$10.98	$9.85	$10.08	$10.00
Net investment income[3]	—	[4]	0.05	0.06	0.03	—	[4]
Net realized and unrealized gain (loss) on investments	(0.22)		2.88	1.21	(0.06)	0.08
Total from investment operations	(0.22)		2.93	1.27	(0.03)	0.08
Less distributions
From net investment income	(0.03)		(0.09)	(0.04)	—	—
From net realized gain	(1.50)		—	(0.10)	(0.20)	—
Total distributions	(1.53)		(0.09)	(0.14)	(0.20)	—
Net asset value, end of period	$12.07		$13.82	$10.98	$9.85	$10.08
Total return (%)[5]	(2.12	) [6]	26.79	13.18	(0.35)	0.80	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$21		$1	$1	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[8]	1.15	1.09	1.09	1.12	[8]
Expenses including reductions	1.10	[8]	1.14	1.09	1.09	1.11	[8]
Net investment income (loss)	—	[8,9]	0.41	0.60	0.28	(0.03	) [8]
Portfolio turnover (%)	43	[10]	68	59	68	59

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       20

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$13.83		$12.86
Net investment income[3]	—	[4]	0.01
Net realized and unrealized gain (loss) on investments	(0.21)		0.96
Total from investment operations	(0.21)		0.97
Less distributions
From net investment income	(0.04)		—
From net realized gain	(1.50)		—
Total distributions	(1.54)		—
Net asset value, end of period	$12.08		$13.83
Total return (%)[5]	(2.03	) [6]	7.54	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$75		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[8]	1.05	[8]
Expenses including reductions	1.00	[8]	1.04	[8]
Net investment income	0.03	[8]	0.45	[8]
Portfolio turnover (%)	43	[9]	68	[10]

[1]	Six months ended 4-30-18. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Exclude merger activity.
[10]	The portfolio turnover is shown for the period from 11-1-16 to 10-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       21

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$13.83		$10.98	$9.85	$10.09	$10.00
Net investment income[3]	0.02		0.06	0.07	0.04	—	[4]
Net realized and unrealized gain (loss) on investments	(0.24)		2.89	1.21	(0.07)	0.09
Total from investment operations	(0.22)		2.95	1.28	(0.03)	0.09
Less distributions
From net investment income	(0.04)		(0.10)	(0.05)	(0.01)	—
From net realized gain	(1.50)		—	(0.10)	(0.20)	—
Total distributions	(1.54)		(0.10)	(0.15)	(0.21)	—
Net asset value, end of period	$12.07		$13.83	$10.98	$9.85	$10.09
Total return (%)[5]	(2.09	) [6]	27.00	13.21	(0.23)	0.90	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$167		$176	$138	$153	$169
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[7]	1.04	0.98	0.98	1.00	[7]
Expenses including reductions	0.98	[7]	1.03	0.97	0.97	0.99	[7]
Net investment income	0.31	[7]	0.49	0.74	0.37	0.04	[7]
Portfolio turnover (%)	43	[8]	68	59	68	59

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

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Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30,2018, were $1,582.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       24

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund's average daily net assets, (b) 0.830% of the next $300 million of the fund's average daily net assets, (c) 0.815% of the next $300 million of the fund's average daily net assets, and (d) 0.800% of the fund's average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$2,417	Class NAV	$7,347
Class I	243	Total	$10,777
Class R6	770

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.85% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       25

incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays up to 0.25% for Class A shares distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $212,023 for the six months ended April 30, 2018. Of this amount, $36,092 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $175,272 was paid as sales commissions to broker-dealers and $659 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$71,883	$37,626
Class I	—	3,413
Class R6	—	1,277
Total	$71,883	$42,316

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       26

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	1,845,955	$23,299,789	52,571	$722,877
Issued in reorganization (Note 8)	18,975,896	228,384,397	—	—
Distributions reinvested	18,159	230,074	—	—
Repurchased	(355,121)	(4,367,602)	(1,020)	(14,149)
Net increase	20,484,889	$247,546,658	51,551	$708,728
Class I shares
Sold	795,905	$9,950,628	20,616	$269,448
Issued in reorganization (Note 8)	995,716	11,964,123	—	—
Distributions reinvested	6,306	79,714	369	4,505
Repurchased	(86,142)	(1,062,622)	(20,632)	(253,347)
Net increase	1,711,785	$20,931,843	353	$20,606
Class R6 shares[2]
Sold	1,816,215	$22,676,574	3,888	$50,000
Issued in reorganization (Note 8)	4,522,283	54,381,807	—	—
Distributions reinvested	3,016	38,148	—	—
Repurchased	(147,205)	(1,806,328)	—	—
Net increase	6,194,309	$75,290,201	3,888	$50,000
Class NAV shares
Sold	141,116	$1,769,471	2,833,315	$37,916,935
Distributions reinvested	1,517,522	19,181,480	90,046	1,098,566
Repurchased	(604,851)	(8,102,089)	(2,779,126)	(33,621,426)
Net increase	1,053,787	$12,848,862	144,235	$5,394,075
Total net increase	29,444,770	$356,617,564	200,027	$6,173,409

1Class A shares were liquidated on 3-10-16. Class A relaunched on 8-30-17.

2The inception date for Class R6 shares is 8-30-17.

Affiliates of the fund owned 2% and 100% of shares of Class I and Class NAV, respectively, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and merger activity, amounted to $166,184,120 and $116,444,184, respectively, for the six months ended April 30, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       27

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, funds within the John Hancock group of funds complex held 32.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	16.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.1%

Note 8 — Reorganization

On January 26, 2018, the shareholders of John Hancock Funds III Small Company Fund (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of such Acquiring Portfolio's shares. The reorganization was intended to consolidate the Acquired Portfolio with portfolios with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio's identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization will be shared prorata. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on March 23, 2018. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net asset value of the Acquired Fund	Appreciation of the Acquired Fund's investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
Small Cap Core Fund	Small Company Fund	$294,730,327	($16,780,146)	13,378,531	24,493,895	$205,780,002	$500,510,329

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio's Statement of operations at April 30, 2018. See Note 5 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on November 1, 2017, the beginning of the reporting period, the Acquiring Portfolio's pro forma results of operations for the six months ended April 30, 2018 are as follow:

Net investment income	$276,016
Net realized and unrealized gain	(9,395,085)
Increase in net assets from operations	($9,119,069)

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       28

Shareholder meeting

John Hancock Funds III held a Special Meeting of Shareholders on February 16, 2018 (adjourned on January 26, 2018 and reconvened on February 16, 2018). The following proposal was considered by the shareholders:

Proposal: To approve an Agreement and Plan of Reorganization between John Hancock Small Company Fund and John Hancock Small Cap Core Fund.

PROPOSAL ONE PASSED ON February 16, 2018.

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	5,006,620.378	43.074%	84.852%
Against	178,577.803	1.536%	3.027%
Abstain	715,220.937	6.153%	12.122%

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450499	445SA 4/18 6/18

John Hancock

Enduring Assets Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period. U.S. equities declined as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. In developed international markets, macroeconomic data began to suggest that the growth many investors were hoping for may not be as robust as early indications had suggested. Although some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

That said, the fundamentals across the global stage continue to appear supportive. One of the challenges investors will face in the coming months is navigating the continued normalization of monetary policy. Stronger economies will continue to prompt central banks to dial back the stimulus they had injected into the financial system in the years following the global financial crisis, and this less-accommodative stance may represent an adjustment for many markets.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Enduring Assets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
23	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

Class A shares (without sales charge)
MSCI AC World Index
Morningstar infrastructure fund category average
1.12
3.56
–1.57
9.97
14.16
4.11
4.95
7.43
3.14
6.55
7.91
6 month (cumulative)
1 year
3 year
Since inception (12/20/13)

The MSCI AC World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities gained ground

Although stocks experienced elevated volatility in the latter half of the period, the fund's benchmark, the MSCI AC World Index, posted a modest advance.

The fund generated a positive return, but trailed the benchmark

Stock selection detracted from performance in the energy sector, but it added value in utilities.

Defensive positioning dampened results

An emphasis on stocks with defensive properties hampered performance given that the value style underperformed growth.

SECTOR COMPOSITION AS OF 4/30/18 (%)

A note about risks

Since the fund is not managed to track a benchmark, its multiple strategies and focus on investments in certain sectors may lead it to lag broad market rallies. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused on one sector may fluctuate more widely than investments diversified across sectors. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Master limited partnerships and other energy companies are susceptible to changes in energy and commodity prices. Utilities companies' performance may be volatile due to variable fuel, service, and financing costs, conservation efforts, government regulation, and other factors. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Real estate investment trusts may decline in value, just like direct ownership of real estate. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       3

Discussion of fund performance

An interview with G. Thomas Levering, Wellington Management Company LLP

G. Thomas Levering
Portfolio Manager
Wellington Management Company LLP

How would you describe the market environment during the six months ended April 30, 2018?

Global equities posted a gain of 3.56%, as gauged by the MSCI AC World Index, but market volatility increased significantly as the period progressed. Investment conditions were very positive in the interval from November through January, when the combination of improving global growth, robust corporate profits, and optimism surrounding the tax cut in the United States propelled stocks to a series of new highs.

The backdrop began to change in early February, however, when signs of rising inflation sparked a surge in bond yields and raised concerns that the U.S. Federal Reserve would need to hike interest rates more aggressively than the markets had been anticipating. Stocks finished April near the February low, as worries about U.S. trade policy and weaker-than-expected economic data fueled volatility and depressed sentiment. International equities finished slightly ahead of the United States, while the growth style outpaced value.

Can you review the fund's investment approach?

The fund invests in companies with physical assets that have very long economic lives, typically measured in decades. These assets tend to produce attractive returns that are set by regulations or long-term contracts. Examples include electric, gas, and water networks; power-generation plants; oil and gas pipelines; transportation infrastructure; and the real estate, telecommunication services, and natural resources segments. Our primary valuation metric is intrinsic return, a measure of annualized value creation that evaluates companies based on their free cash flow, the net present value of their investments, and the net present value of pricing power.

How would you characterize the fund's results?

When assessing performance, it's important to keep in mind that the fund, which is not intended to track the benchmark, tends to invest in stocks with defensive properties. At a time in which the growth style outpaced value, this defensive tilt hindered returns. With that said, in our view, the fund held up very well in the second half of the period once the investment backdrop grew less favorable.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       4

"Given that utilities are the largest sector weighting in the fund, positive results in this area made a sizable contribution."
The fund registered a narrow gain from January 31, 2018 through April 30, 2018, even as the index declined; however, for the full period, the fund underperformed its benchmark.

Although the fund's return was somewhat muted, the stocks in the portfolio continued to experience increased earnings, cash flow, and dividends in the aggregate. Market fluctuations can lead to variations in the fund's short-term results versus the index, but we believe the collective intrinsic return of the fund's investments is consistent with our objective of attractive absolute returns and longer-term outperformance.

What specific factors hurt and helped performance?

Beijing Enterprises Holdings, Ltd., a provider of fresh water for Hong Kong, was a key detractor. The company faced some pricing challenges, and its earnings missed expectations. We maintained the position on the belief that the stock stands to benefit from an improving regulatory backdrop. Comcast Corp., whose shares declined after the company announced a bid for a U.K. satellite operator, also detracted from performance. Believing Comcast has attractive assets in cable and broadband operations and that it can raise prices in excess of inflation, we held on to the position.

Other detractors included PG&E Corp., which lagged due to its potential liability for the California wildfires, and E.ON SE, which announced 2018 earnings guidance that was well below consensus estimates. We sold PG&E, but we continue to hold E.ON.

The energy sector proved to be a somewhat challenging area for the fund, as shares of TransCanada

TOP 10 HOLDINGS AS OF 4/30/18 (%)

ENN Energy Holdings, Ltd.	4.3
China Longyuan Power Group Corp., Ltd., H Shares	4.3
Iberdrola SA	4.3
E.ON SE	4.1
Huaneng Renewables Corp., Ltd., H Shares	3.9
TransCanada Corp.	3.8
Enel SpA	3.8
NTT DOCOMO, Inc.	3.7
Vinci SA	3.7
NextEra Energy, Inc.	3.7
TOTAL	39.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       5

Corp. came under pressure as a result of negative sentiment regarding the Canadian natural gas industry. We maintained the position on the belief that the sell-off stemmed from sector-related headwinds rather than a fundamental change for the company.

Stock selection in the utilities sector was a key contributor to results. The fund's holdings posted a mid-single-digit gain during the period, which compared very favorably with the modest decline for the utilities sector as a whole. Given that utilities are the largest sector weighting in the fund, positive results in this area made a sizable contribution.

China Longyuan Power Group Corp., Ltd., a large wind-energy operator, was the leading contributor in the sector. The stock rose markedly as a recovery in its capacity utilization, which supported rising output, led to improved profitability. We believe the stock is undervalued and has a high intrinsic return opportunity relative to other portfolio holdings.

Huaneng Renewables Corp., Ltd. also contributed to the fund's results in utilities due to a similar increase in capacity utilization. ENN Energy Holdings, Ltd. was an additional contributor of note. The company holds contracts to provide natural gas to the government of Hong Kong, which allows it to generate a stable profit. We believe the stock remains reasonably valued and could benefit from its new businesses and its ability to offer its customers integrated solutions.

The telecommunications sector was also an area of strength for the fund thanks to the strong showing of the Japanese wireless operator NTT DOCOMO, Inc. We believe the company, along with mobile network operator peers in Japan, is attractive given the stable market structure, attractive valuation, and limited need to make capital expenditures related to 5G networks.

What changes did you make to the fund's portfolio?

Consistent with the long-term nature of the underlying assets owned by the fund's holdings, we

TOP 10 COUNTRIES AS OF 4/30/18 (%)

United States	28.6
China	12.5
United Kingdom	8.9
Hong Kong	8.1
Canada	7.1
France	6.8
Italy	6.0
Japan	5.3
Germany	5.0
Spain	4.3
TOTAL	92.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       6

maintained a low-turnover approach. We initiated an investment in the California-based utility Edison International, as we think the markets have overestimated the risk associated with the company's wildfire liability. Additionally, we believe Edison is likely to experience significantly less financial impact than has been reflected in its stock price.

We also established a new position in Companhia de Saneamento do Paraná (Sanepar), which provides much-needed water treatment for Brazil. We anticipate the company's leading position will allow it to benefit from increased demand for clean water in the coming years. Additionally, we believe concerns about political risk and Sanepar's pricing power are overstated.

We reduced the fund's position in Innogy SE and increased its allocation to E.ON. We believed the latter company's pending acquisition of Innogy, combined with the high likelihood of deal closure, indicated that the upside in Innogy had become more limited. E.ON's share price responded positively to the announced acquisition, and we believe the potential earnings upside and improved post-deal earnings quality indicate a favorable risk/reward profile for the stock.

MANAGED BY

G. Thomas Levering On the fund since 2013 Investing since 1993

The views expressed in this report are exclusively those of G. Thomas Levering, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[1]	6-month	Since inception[1]	as of 4-30-18	as of 4-30-18
Class A	4.47	5.30	-3.94	25.28	1.42	1.37
Class C2	8.30	5.86	-0.21	28.21	0.81	0.77
Class I3	10.30	6.84	1.28	33.46	1.80	1.74
Class R6[3]	10.47	7.00	1.40	34.32	1.87	1.83
Class NAV[3]	10.40	7.00	1.32	34.33	1.87	1.85
Index†	14.16	7.91	3.56	39.41	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.39	2.09	1.08	0.99	0.98
Net (%)	1.31	2.01	1.00	0.92	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI AC World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Enduring Assets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI AC World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	12,821	12,821	13,941
Class I3	12-20-13	13,346	13,346	13,941
Class R6[3]	12-20-13	13,432	13,432	13,941
Class NAV[3]	12-20-13	13,433	13,433	13,941

The MSCI AC World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5/16/14. Returns prior to this date are those of Class A shares (first offered on 12/20/13) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.20	$7.03	1.41%
	Hypothetical example for comparison purposes	1,000.00	1,017.80	7.05	1.41%
Class C	Actual expenses/actual returns	1,000.00	1,007.90	10.50	2.11%
	Hypothetical example for comparison purposes	1,000.00	1,014.29	10.54	2.11%
Class I	Actual expenses/actual returns	1,000.00	1,012.80	5.29	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%
Class R6	Actual expenses/actual returns	1,000.00	1,014.00	5.09	1.02%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.11	1.02%
Class NAV	Actual expenses/actual returns	1,000.00	1,013.20	5.04	1.01%
	Hypothetical example for comparison purposes	1,000.00	1,019.80	5.06	1.01%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 95.7%		$139,488,615
(Cost $116,550,128)
Brazil 1.3%		1,933,432
Cia de Saneamento do Parana	114,800	1,933,432
Canada 7.1%		10,289,499
Canadian National Railway Company	61,120	4,720,799
TransCanada Corp.	131,336	5,568,700
China 12.5%		18,287,627
China Longyuan Power Group Corp., Ltd., H Shares	6,354,348	6,241,369
ENN Energy Holdings, Ltd.	668,205	6,248,734
Huaneng Renewables Corp., Ltd., H Shares	13,054,474	5,797,524
France 6.8%		9,950,904
Engie SA	259,299	4,548,488
Vinci SA (A)	54,033	5,402,416
Germany 5.0%		7,283,840
E.ON SE	543,591	5,952,189
Innogy SE (B)	30,306	1,331,651
Hong Kong 8.1%		11,811,986
Beijing Enterprises Holdings, Ltd.	694,010	3,466,505
CK Infrastructure Holdings, Ltd.	494,923	3,906,135
Guangdong Investment, Ltd.	2,868,106	4,439,346
Italy 6.0%		8,782,183
Enel SpA	872,175	5,532,834
Snam SpA	676,796	3,249,349
Japan 5.3%		7,687,781
NTT DOCOMO, Inc.	209,495	5,412,094
Osaka Gas Company, Ltd.	105,679	2,275,687
Spain 4.3%		6,240,673
Iberdrola SA	807,756	6,240,673
Switzerland 1.8%		2,549,818
Flughafen Zurich AG	12,210	2,549,818
United Kingdom 8.9%		12,980,470
BT Group PLC	1,226,899	4,211,133
Severn Trent PLC	145,942	3,886,109
SSE PLC	257,302	4,883,228
United States 28.6%		41,690,402
American Tower Corp.	38,688	5,275,496
Avangrid, Inc.	99,657	5,252,920
12	JOHN HANCOCK ENDURING ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Comcast Corp., Class A	121,551	$3,815,486
Edison International	71,650	4,694,508
Equity LifeStyle Properties, Inc.	57,615	5,136,953
Kinder Morgan, Inc.	77,801	1,230,812
NextEra Energy Partners LP (A)	20,626	859,485
NextEra Energy, Inc.	32,958	5,402,146
Sempra Energy	41,696	4,661,613
UGI Corp.	110,787	5,360,983

	Yield (%)	Shares	Value
Securities lending collateral 4.2%			$6,127,989
(Cost $6,127,634)
John Hancock Collateral Trust (C)	1.8834(D)	612,591	6,127,989
Short-term investments 4.3%			$6,297,903
(Cost $6,297,903)
Money market funds 0.5%			797,903
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6333(D)	797,903	797,903

	Par value^	Value
Repurchase agreement 3.8%		5,500,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-30-18 at 1.700% to be repurchased at $5,500,260 on 5-1-18, collateralized by $5,700,000 U.S. Treasury Notes, 1.500% due 6-15-20 (valued at $5,612,815, including interest)	5,500,000	5,500,000
Total investments (Cost $128,975,665) 104.2%		$151,914,507
Other assets and liabilities, net (4.2%)		(6,122,254)
Total net assets 100.0%		$145,792,253

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 4-30-18.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-18.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $130,990,843. Net unrealized appreciation aggregated to $20,923,664, of which $23,130,885 related to gross unrealized appreciation and $2,207,221 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ENDURING ASSETS FUND	13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $122,848,031) including $5,857,130 of securities loaned	$145,786,518
Affiliated investments, at value (Cost $6,127,634)	6,127,989
Total investments, at value (Cost $128,975,665)	151,914,507
Foreign currency, at value (Cost $148,457)	148,106
Receivable for investments sold	209,899
Receivable for fund shares sold	392,004
Dividends and interest receivable	222,771
Receivable for securities lending income	1,366
Receivable due from advisor	282
Other receivables and prepaid expenses	70,204
Total assets	152,959,139
Liabilities
Payable for investments purchased	250,747
Payable for fund shares repurchased	724,989
Payable upon return of securities loaned	6,127,746
Payable to affiliates
Accounting and legal services fees	13,245
Transfer agent fees	4,648
Trustees' fees	345
Other liabilities and accrued expenses	45,166
Total liabilities	7,166,886
Net assets	$145,792,253
Net assets consist of
Paid-in capital	$122,247,071
Undistributed net investment income	434,669
Accumulated net realized gain (loss) on investments and foreign currency transactions	173,884
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	22,936,629
Net assets	$145,792,253

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       14

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($6,002,263 ÷ 489,575 shares)[1]	$12.26
Class C ($666,756 ÷ 54,843 shares)[1]	$12.16
Class I ($44,521,903 ÷ 3,627,701 shares)	$12.27
Class R6 ($1,327,015 ÷ 107,923 shares)	$12.30
Class NAV ($93,274,316 ÷ 7,586,787 shares)	$12.29
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       15

STATEMENT OF OPERATIONS   For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$1,438,089
Non-cash dividends	114,500
Interest	38,725
Securities lending	4,404
Less foreign taxes withheld	(102,668)
Total investment income	1,493,050
Expenses
Investment management fees	585,005
Distribution and service fees	11,641
Accounting and legal services fees	13,337
Transfer agent fees	11,455
Trustees' fees	1,105
State registration fees	27,888
Printing and postage	12,013
Professional fees	19,602
Custodian fees	16,805
Other	6,955
Total expenses	705,806
Less expense reductions	(85,405)
Net expenses	620,401
Net investment income	872,649
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,190,582
Affiliated investments	(726)
2,189,856
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	556,234
Affiliated investments	506
556,740
Net realized and unrealized gain	2,746,596
Increase in net assets from operations	$3,619,245

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$872,649	$2,629,010
Net realized gain	2,189,856	857,474
Change in net unrealized appreciation (depreciation)	556,740	11,393,590
Increase in net assets resulting from operations	3,619,245	14,880,074
Distributions to shareholders
From net investment income
Class A	(16,794)	(94,033)
Class C	(351)	(8,302)
Class I	(65,355)	(8,641)
Class R6	(6,388)	(30,202)
Class NAV	(494,946)	(2,538,226)
From net realized gain
Class A	(17,665)	—
Class C	(2,189)	—
Class I	(11,944)	—
Class R6	(4,097)	—
Class NAV	(317,108)	—
Total distributions	(936,837)	(2,679,404)
From fund share transactions	32,485,319	(24,276,701)
Total increase (decrease)	35,167,727	(12,076,031)
Net assets
Beginning of period	110,624,526	122,700,557
End of period	$145,792,253	$110,624,526
Undistributed net investment income	$434,669	$145,854

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       17

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.20		$10.89	$10.70	$10.99	$10.00
Net investment income[3]	0.06		0.24	0.19	0.10	0.10	[4]
Net realized and unrealized gain (loss) on investments	0.07		1.31	0.20	(0.17)	0.98
Total from investment operations	0.13		1.55	0.39	(0.07)	1.08
Less distributions
From net investment income	(0.03)		(0.24)	(0.20)	(0.22)	(0.09)
From net realized gain	(0.04)		—	—	—	—
Total distributions	(0.07)		(0.24)	(0.20)	(0.22)	(0.09)
Net asset value, end of period	$12.26		$12.20	$10.89	$10.70	$10.99
Total return (%)[5,6]	1.12	[7]	14.35	3.64	(0.69)	10.80	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$5	$3	$5	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	[8]	1.69	1.75	1.85	2.28	[8]
Expenses including reductions	1.41	[8]	1.49	1.68	1.83	1.90	[8]
Net investment income	1.05	[8]	2.06	1.79	0.95	1.10	[4,8]
Portfolio turnover (%)	13		14	35	35	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       18

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.11		$10.81	$10.64	$11.00	$10.80
Net investment income (loss)[3]	0.02		0.15	0.12	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.07		1.31	0.19	(0.14)	0.28
Total from investment operations	0.09		1.46	0.31	(0.17)	0.26
Less distributions
From net investment income	—	[4]	(0.16)	(0.14)	(0.19)	(0.06)
From net realized gain	(0.04)		—	—	—	—
Total distributions	(0.04)		(0.16)	(0.14)	(0.19)	(0.06)
Net asset value, end of period	$12.16		$12.11	$10.81	$10.64	$11.00
Total return (%)[5,6]	0.79	[7]	13.57	2.94	(1.58)	2.43	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	— [8]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.26	[9]	2.39	2.45	3.18	3.49	[9]
Expenses including reductions	2.11	[9]	2.19	2.36	2.60	2.60	[9]
Net investment income (loss)	0.36	[9]	1.32	1.11	(0.29)	(0.40	) [9]
Portfolio turnover (%)	13		14	35	35	17	[10]

[1]	Six months ended 4-30-18. Unaudited.
[2]	The inception date for Class C shares is 5-16-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 12-20-13 to 10-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       19

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.21		$10.91	$10.71	$11.00	$10.00
Net investment income[3]	0.11		0.18	0.24	0.14	0.24	[4]
Net realized and unrealized gain (loss) on investments	0.05		1.40	0.18	(0.19)	0.87
Total from investment operations	0.16		1.58	0.42	(0.05)	1.11
Less distributions
From net investment income	(0.06)		(0.28)	(0.22)	(0.24)	(0.11)
From net realized gain	(0.04)		—	—	—	—
Total distributions	(0.10)		(0.28)	(0.22)	(0.24)	(0.11)
Net asset value, end of period	$12.27		$12.21	$10.91	$10.71	$11.00
Total return (%)[5]	1.28	[6]	14.60	3.98	(0.44)	11.07	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$1	$4	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[8]	1.38	1.44	6.36	15.29	[8]
Expenses including reductions	1.06	[8]	1.17	1.26	1.52	1.60	[8]
Net investment income	1.94	[8]	1.61	2.21	1.26	2.58	[4,8]
Portfolio turnover (%)	13		14	35	35	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       20

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.23		$10.92	$10.72	$11.00	$10.00
Net investment income[3]	0.08		0.28	0.25	0.16	0.29	[4]
Net realized and unrealized gain (loss) on investments	0.09		1.32	0.18	(0.18)	0.82
Total from investment operations	0.17		1.60	0.43	(0.02)	1.11
Less distributions
From net investment income	(0.06)		(0.29)	(0.23)	(0.26)	(0.11)
From net realized gain	(0.04)		—	—	—	—
Total distributions	(0.10)		(0.29)	(0.23)	(0.26)	(0.11)
Net asset value, end of period	$12.30		$12.23	$10.92	$10.72	$11.00
Total return (%)[5]	1.40	[6]	14.77	4.08	(0.22)	11.13	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	[8]	1.29	1.34	7.86	20.14	[8]
Expenses including reductions	1.02	[8]	1.08	1.18	1.34	1.50	[8]
Net investment income	1.43	[8]	2.42	1.29	1.46	3.15	[4,8]
Portfolio turnover (%)	13		14	35	35	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       21

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.23		$10.92	$10.72	$11.01	$10.00
Net investment income[3]	0.09		0.27	0.24	0.15	0.28	[4]
Net realized and unrealized gain (loss) on investments	0.07		1.33	0.19	(0.18)	0.85
Total from investment operations	0.16		1.60	0.43	(0.03)	1.13
Less distributions
From net investment income	(0.06)		(0.29)	(0.23)	(0.26)	(0.12)
From net realized gain	(0.04)		—	—	—	—
Total distributions	(0.10)		(0.29)	(0.23)	(0.26)	(0.12)
Net asset value, end of period	$12.29		$12.23	$10.92	$10.72	$11.01
Total return (%)[5]	1.32	[6]	14.78	4.09	(0.28)	11.28	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$93		$102	$113	$137	$149
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[7]	1.28	1.33	1.35	1.38	[7]
Expenses including reductions	1.01	[7]	1.07	1.26	1.34	1.37	[7]
Net investment income	1.43	[7]	2.38	2.21	1.41	3.03	[4,7]
Portfolio turnover (%)	13		14	35	35	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Enduring Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,933,432	$1,933,432	—	—
Canada	10,289,499	10,289,499	—	—
China	18,287,627	—	$18,287,627	—
France	9,950,904	—	9,950,904	—
Germany	7,283,840	—	7,283,840	—
Hong Kong	11,811,986	—	11,811,986	—
Italy	8,782,183	—	8,782,183	—
Japan	7,687,781	—	7,687,781	—
Spain	6,240,673	—	6,240,673	—
Switzerland	2,549,818	—	2,549,818	—
United Kingdom	12,980,470	—	12,980,470	—
United States	41,690,402	41,690,402	—	—
Securities lending collateral	6,127,989	6,127,989	—	—
Short-term investments	6,297,903	797,903	5,500,000	—
Total investments in securities	$151,914,507	$60,839,225	$91,075,282	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

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Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The Fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2018, the fund loaned common stocks valued at $5,857,130 and received $6,127,746 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       25

an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018 were $1,553.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

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Management fee. Effective March 1, 2018, the fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis the sum of: (a) 0.800% of the first $250 million of the fund's aggregate net assets and (b) 0.750% of fund's aggregate net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and Diversified Real Assets Fund (Infrastructure Sleeve), a series of John Hancock Investment Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees. Prior to March 1, 2018, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis the sum of: (a) 1.100% of the first $250 million of the fund's average daily net assets and (b) 1.050% of fund's average daily net assets in excess of $250 million. The Advisor had the same subadvisory agreement with Wellington Management Company LLP, as described above.

Effective March 1, 2018, the Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceed 1.31%, 2.01%, 1.00%, 0.92% and 0.92% respectively, of the average annual net assets attributable to the class. For purposes of this agreement, "expenses of Class A, Class C, Class I, Class R6 and Class NAV shares" means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses. This agreement expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

Prior to March 1, 2018, the Advisor had contractually agreed to reduce its management fee by an annual rate of 0.20% of the fund's average daily net assets. This agreement expired on February 28, 2018.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$4,308	Class R6	$964
Class C	506	Class NAV	71,766
Class I	7,861	Total	$85,405

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.84% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       27

rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,710 for the six months ended April 30, 2018. Of this amount, $1,757 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,793 was paid as sales commissions to broker-dealers and $160 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $58 for Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$8,398	$3,029
Class C	3,243	351
Class I	—	7,998
Class R6	—	77
Total	$11,641	$11,455

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	79,396	$950,968	260,806	$2,957,326
Distributions reinvested	2,883	34,454	8,027	94,033
Repurchased	(39,409)	(469,048)	(104,358)	(1,160,737)
Net increase	42,870	$516,374	164,475	$1,890,622
Class C shares
Sold	10,155	$121,460	11,426	$128,722
Distributions reinvested	152	1,806	500	5,845
Repurchased	(7,178)	(86,164)	(14,992)	(163,701)
Net increase (decrease)	3,129	$37,102	(3,066)	($29,134)
Class I shares
Sold	3,886,091	$45,259,779	104,606	$1,258,127
Distributions reinvested	4,212	49,917	502	5,878
Repurchased	(371,016)	(4,352,189)	(400,916)	(4,112,866)
Net increase (decrease)	3,519,287	$40,957,507	(295,808)	($2,848,861)
Class R6 shares
Sold	1,163	$14,139	5,040	$61,678
Distributions reinvested	877	10,485	2,434	28,288
Repurchased	—	—	(10,002)	(118,120)
Net increase (decrease)	2,040	$24,624	(2,528)	($28,154)
Class NAV shares
Sold	169,879	$2,017,773	582,097	$6,589,517
Distributions reinvested	67,943	812,054	219,333	2,538,226
Repurchased	(983,005)	(11,880,115)	(2,855,064)	(32,388,917)
Net decrease	(745,183)	($9,050,288)	(2,053,634)	($23,261,174)
Total net increase (decrease)	2,822,143	$32,485,319	(2,190,561)	($24,276,701)

Affiliates of the fund owned 100% of Class NAV shares on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $45,954,897 and $14,349,484, respectively, for the six months ended April 30, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       29

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, funds within the John Hancock group of funds complex held 64.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	31.9%
John Hancock Funds II Alternative Asset Allocation Portfolio	19.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	12.3%

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Enduring Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450360	438SA 4/18 6/18

John Hancock

Seaport Long/Short Fund

(formerly John Hancock Seaport Fund)

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period. Stocks in developed international markets hit a rough patch after macroeconomic data began to suggest that the growth many investors were hoping for may not be as robust as early indications had suggested, but advanced for the period nonetheless. Many emerging markets advanced overall, thanks in large part to a weaker U.S. dollar and continued economic improvement in developing markets.

One of the challenges investors will face in the coming months is navigating the continued normalization of monetary policy. Stronger economies will continue to prompt global central banks to dial back the stimulus they had injected into the financial system in the years following the financial crisis, and this less-accommodative stance may represent an adjustment for many markets.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
73	Financial statements
77	Financial highlights
82	Notes to financial statements
94	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The MSCI World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities posted positive returns

Although stock market volatility increased significantly in the latter half of the period, the fund's benchmark, the MSCI World Index, produced a gain.

The fund generated a positive absolute return but trailed the index

Four of the fund's five underlying portfolios gained ground, with the diversified equity and technology strategies producing the strongest results.

Short positions detracted

The fund's short positions declined in value as stocks rose, preventing it from fully capitalizing on the modest gain for global equities.

PORTFOLIO COMPOSITION AS OF 4/30/18 (%)

Common stocks	62.6
Financials	16.4
Health care	15.2
Information technology	10.4
Energy	5.7
Industrials	4.4
Consumer discretionary	4.0
Materials	2.5
Utilities	2.1
Telecommunication services	1.0
Real estate	0.8
Consumer staples	0.1
Purchased options	0.8
Preferred securities	0.3
Term loans	0.1
Short-term investments and other	36.2
TOTAL	100.0
As a percentage of net assets.

A note about risks

Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Using derivatives may result in a leveraged portfolio. Synthetic short exposures involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Investments in certain foreign markets or security types may restrict or otherwise affect the fund's ability to implement its investment strategy. Leveraging, short positions, and a portfolio focused in a few sectors increases the fund's exposure to market volatility, may greatly amplify the risk of potential loss, and can increase costs. Leveraging long exposures increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have their own fees and expenses, which are indirectly borne by the fund, including management fees that increase their costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused on one sector may fluctuate more widely than investments diversified across sectors. Actively trading securities can increase transaction costs and taxable distributions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       3

Discussion of fund performance

From the Investment Management Team
Wellington Management Company LLP

Why did the name of the fund change?

On April 20, 2018, the name of the fund was changed from John Hancock Seaport Fund to John Hancock Seaport Long/Short Fund. This change is meant to capture the types of positions the fund may take, long or short, to help achieve its investment objective of outperforming the MSCI World Index over a full market cycle with a lower degree of volatility.

Can you review the fund's investment strategy?

We use a multifaceted approach with allocations among five long/short strategies: diversified equity (22% of assets as of April 30, 2018), healthcare (23%), financials (19%), technology (16%), and capital cycles (20%). We strive to identify attractive individual stocks within each of these segments and offset some of the impact of broader market performance through certain short exposures. The fund establishes its short positions using derivatives, including total return swaps.

We believe this strategy, which combines the insight and expertise of multiple investment teams in a single portfolio, enables the fund to capitalize on various sources of potential return without being fully reliant on rising market prices to drive performance.

How would you characterize the market environment during the six months ended April 30, 2018?

The global equity markets produced a modest gain of 3.40%, as gauged by the fund's benchmark, the MSCI World Index. Stocks began the period in rally mode, as the combination of synchronized global growth, robust corporate earnings, and optimism surrounding the tax cut in the United States fueled strong gains from the beginning of November through the end of January.

The markets subsequently grew more volatile and most indexes declined from February through April, as signs of rising inflation led to a jump in bond yields and contributed to a downturn in investor sentiment. In addition, the United States' imposition of tariffs on steel and aluminum sparked concerns about the possibility that a global trade war could emerge as a headwind to economic growth. Although both of these issues moved into the background by April, the markets remained on edge due to emerging worries that the world economy may not be growing as fast as it appeared to be in late 2017.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       4

"Contributions from the fund's long portfolio exceeded the detraction from the short portfolio."

In total, this environment proved supportive for growth-oriented stocks in the technology, consumer discretionary, and financials sectors, while the more defensive segments—including the healthcare sector—trailed the broader market.

How did the fund perform, and what elements of its positioning helped and hurt results?

The fund's Class A shares returned 1.82% (excluding sales charges) and lagged the benchmark. All of the shortfall occurred in the first half of the period, when the short component of the portfolio prevented the fund from fully participating in the stock market's rally. However, the fund's approach helped dampen the volatility that occurred from early February onward.

Four of the fund's five underlying strategies posted positive absolute returns. The diversified equity and technology strategies advanced the most, followed by the capital cycles and healthcare strategies. However, the financials strategy declined.

Contributions from the fund's long portfolio exceeded the detraction from the short portfolio. Holdings in the information technology, financials, and healthcare sectors were the most meaningful contributors to absolute performance in the long portfolio. In the short portfolio, positions in broad market indexes detracted from results given that the equity market registered a positive return. Short positions in the strong-performing financials and healthcare sectors also weighed on performance. The fund's short positions are achieved through the use of derivatives, which had a negative impact overall.

COUNTRY COMPOSITION AS OF 4/30/18 (%)

United States	64.1
China	4.7
United Kingdom	4.0
Japan	3.8
Canada	3.2
Hong Kong	2.6
Brazil	2.1
Spain	1.5
Switzerland	1.3
Belgium	1.2
Other countries	11.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       5

Relative to the benchmark, underweights in the consumer discretionary, materials, and industrials sectors detracted from performance, as did stock selection in these categories. Strong selection within, and underweight exposure to, information technology partially offset these results. Effective stock selection in the healthcare and financials sectors was a further plus.

On an absolute basis, the top contributors in the long portfolio included Viper Energy Partners LP, Insulet Corp. (healthcare), and Planet Fitness, Inc. (consumer discretionary). The leading detractors from performance included Prothena Corp PLC (healthcare), TESARO, Inc. (healthcare), and Alta Mesa Resources, Inc. (energy). The fund gained exposure to TESARO through total return swaps, a form of derivative.

How was the portfolio positioned at the end of the period?

The fund had 125% of its capital invested in long positions and a negative 73% in short positions, for a net exposure of 52% long.

In the diversified equity strategy, we strive to capitalize on our best ideas anywhere in the global financial markets. Here, our bottom-up process seeks to identify attractively valued growth companies while accounting for macroeconomic risks.. At the sector level, the fund's largest net long positions were in information technology, consumer discretionary, and industrials.

The fund's healthcare strategy focuses, in part, on companies whose products address as-yet unmet needs, which has historically led us to hold a meaningful weighting in biopharmaceutical stocks. The strategy also has a noteworthy position in the medical technology industry.

In the financials strategy, we continued to emphasize banks and insurance companies. We believe the combination of a more pragmatic regulatory environment, lower corporate tax rates, and rising interest rates, coupled with diverging central bank policies, the potential for political instability, and

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Viper Energy Partners LP	1.4
AstraZeneca PLC	0.9
Sony Financial Holdings, Inc.	0.8
Spotify Technology	0.7
Eisai Company, Ltd.	0.7
Banco Santander SA	0.7
China Unicom Hong Kong, Ltd.	0.6
Alta Mesa Resources, Inc.	0.6
Fairfax India Holdings Corp.	0.6
Anima Holding SpA	0.6
TOTAL	7.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       6

fundamental differences among companies in the various subsectors, makes financial services a fertile ground for long/short investing.

In the information technology strategy, net exposure was driven by software and services companies with predictable business models and the potential for continued profit margin expansion. While we are cautiously optimistic that demand will remain robust across the technology sector, we are focused on buying stocks whose earnings aren't reliant on significant economic improvement.

The capital cycles portfolio is managed in a contrarian style with an emphasis on market segments that tend to be less affected by the economic cycle by virtue of their long-lasting or enduring assets. The portfolio's largest net long positions were in energy, financials, and utilities.

MANAGED BY

The Seaport Long/Short Fund is managed by a team of portfolio managers at Wellington Management.

The views expressed in this report are exclusively those of Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	2.45	3.25	-3.27	14.96
Class C2	6.06	3.81	0.56	17.72
Class I3	8.11	4.81	1.97	22.72
Class R6[3]	8.25	4.96	2.05	23.53
Class NAV[3]	8.25	4.96	2.05	23.53
Index†	13.22	8.08	3.40	40.35

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Effective December 14, 2017, the "Non-Fundamental Investment Restrictions" for the fund have been changed to prohibit the fund from physically shorting securities, e.g., via prime brokerage agreements. Although the fund may incur costs associated with total return swaps, it will no longer incur dividend and interest expense on short sales and the interest expense on borrowings that are related to the prime brokerage relationship.

	Class A	Class C	Class I	Class R6	Class NAV
Gross/Net (%)	2.00	2.70	1.69	1.59	1.58

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Long/Short Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	11,772	11,772	14,035
Class I3	12-20-13	12,272	12,272	14,035
Class R6[3]	12-20-13	12,353	12,353	14,035
Class NAV[3]	12-20-13	12,353	12,353	14,035

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5/16/14. Returns prior to this date are those of Class A shares (first offered on 12/20/13) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.20	$9.86	1.97%
	Hypothetical example for comparison purposes	1,000.00	1,015.00	9.84	1.97%
Class C	Actual expenses/actual returns	1,000.00	1,015.00	13.34	2.67%
	Hypothetical example for comparison purposes	1,000.00	1,011.60	13.32	2.67%
Class I	Actual expenses/actual returns	1,000.00	1,019.70	8.36	1.67%
	Hypothetical example for comparison purposes	1,000.00	1,016.50	8.35	1.67%
Class R6	Actual expenses/actual returns	1,000.00	1,020.50	7.92	1.58%
	Hypothetical example for comparison purposes	1,000.00	1,017.00	7.90	1.58%
Class NAV	Actual expenses/actual returns	1,000.00	1,020.50	7.82	1.56%
	Hypothetical example for comparison purposes	1,000.00	1,017.10	7.80	1.56%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 62.6%		$447,152,285
(Cost $405,100,162)
Consumer discretionary 4.0%		28,203,284
Diversified consumer services 0.3%
China Xinhua Education Group (A)(B)	3,561,675	1,388,611
New Oriental Education & Technology Group, Inc., ADR	10,378	932,360
Hotels, restaurants and leisure 1.2%
Boyd Gaming Corp.	81,724	2,714,054
Hilton Worldwide Holdings, Inc.	5,982	471,621
Marriott Vacations Worldwide Corp.	14,011	1,717,889
Melco Resorts & Entertainment, Ltd., ADR	84,529	2,638,150
Planet Fitness, Inc., Class A (B)	24,654	993,310
Household durables 0.7%
Lennar Corp., A Shares	19,632	1,038,336
Neinor Homes SA (A)(B)	73,250	1,418,056
Roku, Inc. (B)	8,921	290,289
TRI Pointe Group, Inc. (B)	130,940	2,240,383
Internet and direct marketing retail 0.4%
Amazon.com, Inc. (B)	161	252,147
Booking Holdings, Inc. (B)	62	135,036
Expedia Group, Inc.	2,469	284,281
Shutterfly, Inc. (B)	6,863	555,354
Wayfair, Inc., Class A (B)	28,659	1,785,456
Multiline retail 0.1%
Dollar Tree, Inc. (B)	3,214	308,190
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	20,300	141,736
Specialty retail 0.8%
Floor & Decor Holdings, Inc., Class A (B)	6,300	350,217
The TJX Companies, Inc. (D)	40,187	3,409,867
Via Varejo SA	214,000	1,817,338
Textiles, apparel and luxury goods 0.5%
Crystal International Group, Ltd. (A)(B)	415,212	480,938
Skechers U.S.A., Inc., Class A (B)	12,926	368,391
Under Armour, Inc., Class A (B)	137,074	2,434,434
Under Armour, Inc., Class C (B)	2,400	36,840
Consumer staples 0.1%		560,564
Food and staples retailing 0.1%
Zur Rose Group AG (B)	4,782	560,564
Energy 5.7%		40,599,863
Energy equipment and services 0.6%
Baker Hughes, a GE Company	52,374	1,891,225
China Oilfield Services, Ltd., H Shares	676,000	674,442
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Transocean, Ltd. (B)	31,933	$395,011
Trican Well Service, Ltd. (B)	417,812	1,112,907
Oil, gas and consumable fuels 5.1%
Alta Mesa Resources, Inc. (B)(D)	602,598	4,519,485
Antero Resources Corp. (B)	156,102	2,965,938
ARC Resources, Ltd.	107,304	1,196,769
Cameco Corp.	43,909	462,362
China Shenhua Energy Company, Ltd., H Shares	710,500	1,742,755
EQT Corp.	22,481	1,128,321
Euronav NV	82,399	664,863
Jagged Peak Energy, Inc. (B)	165,137	2,366,413
Noble Midstream Partners LP	17,390	782,550
Petroleo Brasileiro SA, ADR (B)	188,665	2,658,290
Plains All American Pipeline LP	47,832	1,124,530
Raging River Exploration, Inc. (B)	639,906	3,558,494
Scorpio Tankers, Inc.	324,969	864,418
Seven Generations Energy, Ltd., Class A (B)	52,547	749,765
Tourmaline Oil Corp.	98,846	1,859,209
Viper Energy Partners LP	342,120	9,882,116
Financials 16.4%		117,228,793
Banks 8.1%
Agricultural Bank of China, Ltd., H Shares	2,464,521	1,389,526
Banco Santander SA	730,285	4,718,314
Bank Central Asia Tbk PT	1,198,400	1,895,008
Bank Mandiri Persero Tbk PT	3,541,900	1,794,165
Bank of China, Ltd., H Shares	1,264,000	686,138
Bank of Communications Company, Ltd., H Shares	1,490,389	1,219,562
Bank of the Ozarks	26,770	1,252,836
BAWAG Group AG (A)(B)	3,809	199,468
BNP Paribas SA	25,872	1,997,299
China Construction Bank Corp., H Shares	1,145,000	1,199,569
DBS Group Holdings, Ltd.	105,128	2,425,522
First Citizens BancShares, Inc., Class A	1,600	691,664
HDFC Bank, Ltd., ADR	9,911	949,573
Hilltop Holdings, Inc.	26,190	587,180
ICICI Bank, Ltd., ADR	97,450	829,300
Independent Bank Group, Inc.	13,847	988,676
IndusInd Bank, Ltd.	106,542	3,016,207
Industrial & Commercial Bank of China, Ltd., H Shares	1,502,000	1,318,577
ING Groep NV	113,936	1,919,880
Itau Unibanco Holding SA, ADR	167,791	2,438,003
KeyCorp	91,203	1,816,764
Liberbank SA (B)	858,114	490,831
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Financials (continued)
Banks (continued)
Metro Bank PLC (B)	73,386	$3,331,339
Mitsubishi UFJ Financial Group, Inc.	90,000	603,121
Mitsubishi UFJ Financial Group, Inc., ADR	185,453	1,238,826
OTP Bank PLC	53,808	2,346,209
Pinnacle Financial Partners, Inc.	14,643	937,884
Postal Savings Bank of China Company, Ltd., H Shares (A)	1,113,000	762,518
Sberbank of Russia PJSC, ADR	146,400	2,162,328
Standard Chartered PLC	137,002	1,439,073
State Bank of India, GDR	49,723	1,828,676
Sumitomo Mitsui Financial Group, Inc.	45,000	1,875,521
SunTrust Banks, Inc.	3,850	257,180
The Shiga Bank, Ltd.	274,000	1,387,996
Unicaja Banco SA (A)(B)	826,284	1,498,644
United Bank, Ltd., GDR	9,243	59,155
Van Lanschot Kempen NV	75,113	2,320,255
Zions Bancorporation	42,289	2,315,323
Capital markets 3.1%
Anima Holding SpA (A)	571,664	4,101,658
Fairfax India Holdings Corp. (A)(B)	244,335	4,275,863
Federal Street Acquisition Corp. (B)	145,300	1,498,043
GAM Holding AG (B)	83,660	1,335,399
Hamilton Lane, Inc., Class A	4,124	172,589
IG Group Holdings PLC	244,727	2,794,413
IOOF Holdings, Ltd.	147,164	988,312
Northern Trust Corp.	13,071	1,395,329
Raymond James Financial, Inc.	15,882	1,425,410
Sanne Group PLC	147,434	1,260,604
UBS Group AG (B)	138,280	2,321,015
Victory Capital Holdings, Inc., Class A (B)	50,977	563,806
Consumer finance 0.6%
Acom Company, Ltd. (B)	127,600	577,662
OneMain Holdings, Inc. (B)	31,593	974,644
Resurs Holding AB (A)	207,362	1,335,961
SLM Corp. (B)	104,833	1,203,483
Diversified financial services 0.7%
AMP, Ltd.	165,064	502,044
Banca Farmafactoring SpA (A)(B)	235,565	1,473,947
ECN Capital Corp.	403,640	1,068,870
KBC Ancora	26,439	1,597,133
Voya Financial, Inc.	11,880	621,918
Insurance 3.7%
Ageas	51,793	2,770,538
AIA Group, Ltd.	228,000	2,037,681
Athene Holding, Ltd., Class A (B)	54,000	2,646,000
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Aviva PLC	287,701	$2,090,340
Intact Financial Corp.	18,943	1,444,386
Lancashire Holdings, Ltd.	119,715	981,082
Ping An Insurance Group Company of China, Ltd., H Shares	342,632	3,347,994
Sabre Insurance Group PLC (A)(B)	119,800	420,334
Sanlam, Ltd.	249,071	1,573,386
Sony Financial Holdings, Inc.	302,400	5,516,947
Tokio Marine Holdings, Inc.	53,300	2,515,613
Trupanion, Inc. (B)	38,713	1,017,378
Thrifts and mortgage finance 0.2%
LIC Housing Finance, Ltd., GDR	35,033	574,541
MGIC Investment Corp. (B)	61,513	616,360
Health care 15.2%		108,411,353
Biotechnology 5.0%
Aduro Biotech, Inc. (B)	140,350	968,415
Aimmune Therapeutics, Inc. (B)	24,460	759,238
Alder Biopharmaceuticals, Inc. (B)	113,975	1,618,445
Alkermes PLC (B)	8,165	361,465
Arcus Biosciences, Inc. (B)	63,531	966,942
Arena Pharmaceuticals, Inc. (B)	18,232	726,363
BeiGene, Ltd., ADR (B)	23,245	3,941,887
Biohaven Pharmaceutical Holding Company, Ltd. (B)	10,100	294,516
Coherus Biosciences, Inc. (B)	136,566	1,652,449
Dyax Corp. (B)(C)	107,720	425,494
Exact Sciences Corp. (B)	12,831	641,678
Five Prime Therapeutics, Inc. (B)	35,091	587,774
G1 Therapeutics, Inc. (B)	70,325	2,696,964
Galapagos NV (B)	16,871	1,511,704
Galapagos NV (B)	8,493	761,004
Genmab A/S (B)	16,643	3,360,191
Genus PLC	33,718	1,166,097
GlycoMimetics, Inc. (B)	112,466	1,899,551
Heron Therapeutics, Inc. (B)	40,000	1,212,000
Innate Pharma SA (B)	59,361	454,214
Invitae Corp. (B)	153,017	846,184
Ironwood Pharmaceuticals, Inc. (B)	77,727	1,408,413
Jounce Therapeutics, Inc. (B)	54,110	1,114,125
Karyopharm Therapeutics, Inc. (B)	145,980	1,909,418
Momenta Pharmaceuticals, Inc. (B)	61,151	1,271,941
Otonomy, Inc. (B)	61,329	229,984
Portola Pharmaceuticals, Inc. (B)	10,377	374,921
Prothena Corp. PLC (B)	3,500	42,000
Radius Health, Inc. (B)	20,614	622,543
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Shares	Value
Health care (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (B)	200	$60,736
UroGen Pharma, Ltd. (B)	30,000	1,680,600
Zealand Pharma A/S, ADR (B)	16,705	248,905
Health care equipment and supplies 2.5%
AtriCure, Inc. (B)	66,730	1,483,408
Baxter International, Inc.	38,264	2,659,348
Boston Scientific Corp. (B)	33,637	966,055
Cardiovascular Systems, Inc. (B)	45,697	1,044,176
Danaher Corp.	15,945	1,599,602
Edwards Lifesciences Corp. (B)	12,705	1,618,109
Glaukos Corp. (B)	8,675	292,174
Globus Medical, Inc., Class A (B)	23,384	1,197,027
Hologic, Inc. (B)	19,690	763,775
Insulet Corp. (B)	8,145	700,470
Intuitive Surgical, Inc. (B)	2,229	982,499
K2M Group Holdings, Inc. (B)	38,837	741,787
Olympus Corp.	9,890	368,803
Siemens Healthineers AG (A)(B)	5,600	218,329
STERIS PLC	8,930	844,064
Stryker Corp.	9,435	1,598,478
Teleflex, Inc.	3,000	803,640
Health care providers and services 1.8%
Acadia Healthcare Company, Inc. (B)	22,870	813,715
China Resources Phoenix Healthcare Holdings Company, Ltd.	577,740	755,142
Cross Country Healthcare, Inc. (B)	51,491	647,757
Humana, Inc.	627	184,451
Laboratory Corp. of America Holdings (B)	9,036	1,542,897
LifePoint Health, Inc. (B)	10,985	526,182
R1 RCM, Inc. (B)	227,739	1,692,101
UDG Healthcare PLC	59,910	752,703
UnitedHealth Group, Inc.	2,230	527,172
Universal Health Services, Inc., Class B	32,230	3,680,666
WellCare Health Plans, Inc. (B)	7,399	1,517,979
Health care technology 0.3%
Cerner Corp. (B)	11,630	677,448
HMS Holdings Corp. (B)	45,723	823,471
Teladoc, Inc. (B)	20,955	901,065
Life sciences tools and services 0.5%
Bio-Techne Corp.	4,767	719,388
ICON PLC (B)	6,357	747,774
PRA Health Sciences, Inc. (B)	9,364	769,440
Tecan Group AG	3,877	852,458
Wuxi Biologics Cayman, Inc. (A)(B)	8,000	72,568
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 5.1%
Aerie Pharmaceuticals, Inc. (B)	240	$12,288
Allergan PLC	3,900	599,235
AstraZeneca PLC	93,007	6,510,704
Bristol-Myers Squibb Company	9,267	483,089
China Traditional Chinese Medicine Holdings Company, Ltd.	1,218,550	1,047,809
Chugai Pharmaceutical Company, Ltd.	26,605	1,403,131
Dermira, Inc. (B)	48,445	441,334
Eisai Company, Ltd.	71,825	4,817,232
Eli Lilly & Company	1,576	127,766
Hikma Pharmaceuticals PLC	115,107	2,029,618
Hutchison China MediTech, Ltd., ADR (B)	18,449	628,188
Impax Laboratories, Inc. (B)	8,532	160,402
Intersect ENT, Inc. (B)	36,375	1,453,181
Kyowa Hakko Kirin Company, Ltd.	33,750	730,280
Mylan NV (B)	4,375	169,575
Novartis AG	19,235	1,480,601
Ocular Therapeutix, Inc. (B)	113,760	715,550
Ono Pharmaceutical Company, Ltd.	137,940	3,188,519
Revance Therapeutics, Inc. (B)	63,548	1,776,167
Roche Holding AG	8,682	1,929,031
Sino Biopharmaceutical, Ltd.	1,104,245	2,325,329
Takeda Pharmaceutical Company, Ltd.	13,700	576,907
Teva Pharmaceutical Industries, Ltd., ADR	75,900	1,364,682
The Medicines Company (B)	36,135	1,087,302
UCB SA	19,268	1,451,151
Industrials 4.4%		31,311,014
Aerospace and defense 0.8%
Cobham PLC (B)	771,784	1,218,936
Safran SA	27,605	3,237,791
Ultra Electronics Holdings PLC	75,782	1,466,693
Airlines 0.2%
Azul SA, ADR (B)	36,634	1,135,654
JetBlue Airways Corp. (B)	12,589	241,583
Commercial services and supplies 0.6%
Atento SA	211,075	1,583,063
Edenred	59,833	2,061,274
The Brink's Company	4,951	365,384
Construction and engineering 0.3%
China Machinery Engineering Corp., H Shares	3,399,000	1,974,743
Machinery 0.3%
Deere & Company (D)	11,394	1,541,950
FANUC Corp.	1,002	214,639
ITT, Inc.	1,628	79,593
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Shares	Value
Industrials (continued)
Machinery (continued)
Milacron Holdings Corp. (B)	23,008	$414,834
Marine 0.6%
Irish Continental Group PLC	600,410	4,067,465
Professional services 1.1%
CoStar Group, Inc. (B)	3,497	1,282,210
Equifax, Inc.	24,873	2,787,020
Experian PLC	101,952	2,335,941
Huron Consulting Group, Inc. (B)	29,696	1,112,115
TransUnion (B)	4,664	302,740
TriNet Group, Inc. (B)	5,395	278,652
WageWorks, Inc. (B)	874	36,402
Road and rail 0.5%
Genesee & Wyoming, Inc., Class A (B)	23,686	1,686,443
Knight-Swift Transportation Holdings, Inc.	29,466	1,149,469
Localiza Rent a Car SA	92,500	736,420
Information technology 10.4%		74,481,629
Communications equipment 0.3%
Infinera Corp. (B)	7,559	88,591
Quantenna Communications, Inc. (B)	35,350	447,885
Telefonaktiebolaget LM Ericsson, B Shares	252,632	1,925,931
Electronic equipment, instruments and components 0.4%
Chroma ATE, Inc.	94,000	472,654
Flex, Ltd. (B)	12,721	165,373
II-VI, Inc. (B)	6,957	265,062
Itron, Inc. (B)	2,845	186,063
nLight, Inc. (B)	1,900	47,367
Sunny Optical Technology Group Company, Ltd.	32,000	522,164
Zebra Technologies Corp., Class A (B)	8,016	1,080,797
Internet software and services 4.0%
Akamai Technologies, Inc. (B)	10,753	770,452
Alibaba Group Holding, Ltd., ADR (B)	18,719	3,342,090
Alphabet, Inc., Class A (B)	131	133,434
Alphabet, Inc., Class C (B)	383	389,637
Blucora, Inc. (B)	4,100	106,600
Cafe24 Corp. (B)	3,908	495,063
Cloudera, Inc. (B)	57,599	820,786
Delivery Hero AG (A)(B)	8,877	422,862
DocuSign, Inc. (B)	1,100	42,493
eBay, Inc. (B)	29,320	1,110,642
Facebook, Inc., Class A (B)	519	89,268
GoDaddy, Inc., Class A (B)	41,560	2,683,114
Just Eat PLC (B)	121,779	1,296,446
Mimecast, Ltd. (B)	73,614	2,801,013
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Okta, Inc. (B)	22,198	$950,296
Shopify, Inc., Class A (B)	14,932	1,995,363
Spotify Technology (B)	30,706	4,964,239
Tencent Holdings, Ltd.	54,768	2,692,553
The Trade Desk, Inc., Class A (B)	18,810	962,508
VeriSign, Inc. (B)	950	111,549
Wix.com, Ltd. (B)	12,263	1,008,632
Yandex NV, Class A (B)	32,459	1,082,832
IT services 0.5%
Accenture PLC, Class A	8,466	1,280,059
Alliance Data Systems Corp.	3,870	785,804
Automatic Data Processing, Inc.	6,761	798,339
EPAM Systems, Inc. (B)	1,203	137,563
ExlService Holdings, Inc. (B)	1,920	110,995
FleetCor Technologies, Inc. (B)	747	154,838
Genpact, Ltd.	6,849	218,415
Global Payments, Inc.	1,307	147,756
Mastercard, Inc., Class A	192	34,228
PayPal Holdings, Inc. (B)	609	45,437
Semiconductors and semiconductor equipment 2.1%
Advanced Micro Devices, Inc. (B)	171,195	1,862,602
ams AG	5,433	448,097
Axcelis Technologies, Inc. (B)	22,769	500,918
Broadcom, Inc.	4,228	969,988
FormFactor, Inc. (B)	25,152	288,619
KLA-Tencor Corp.	21,206	2,157,498
Marvell Technology Group, Ltd.	146,920	2,947,215
Microchip Technology, Inc.	26,873	2,248,195
Micron Technology, Inc. (B)	30,447	1,399,953
NVIDIA Corp.	1,777	399,647
Sino-American Silicon Products, Inc. (B)	138,000	592,285
SunPower Corp. (B)	122,245	1,042,750
Tower Semiconductor, Ltd. (B)	8,337	215,678
Software 2.6%
Adobe Systems, Inc. (B)	6,749	1,495,578
Blackbaud, Inc.	8,844	928,266
Ceridian HCM Holding, Inc. (B)	7,800	246,324
Fair Isaac Corp. (B)	10,985	1,902,382
Globant SA (B)	5,897	265,424
Guidewire Software, Inc. (B)	3,106	262,830
HubSpot, Inc. (B)	18,136	1,920,602
Intuit, Inc.	5,692	1,051,825
Microsoft Corp.	6,187	578,608
Nexon Company, Ltd. (B)	167,764	2,441,200
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

	Shares	Value
Information technology (continued)
Software (continued)
salesforce.com, Inc. (B)	12,127	$1,467,246
ServiceNow, Inc. (B)	12,946	2,150,848
SS&C Technologies Holdings, Inc.	25,224	1,252,372
Workday, Inc., Class A (B)	18,553	2,316,157
Technology hardware, storage and peripherals 0.5%
Cray, Inc. (B)	20,222	482,295
Samsung Electronics Company, Ltd.	914	2,265,446
Samsung Electronics Company, Ltd., GDR (A)	975	1,193,588
Materials 2.5%		17,975,369
Chemicals 0.5%
Nutrien, Ltd.	30,411	1,384,613
The Mosaic Company	72,308	1,948,701
Construction materials 0.4%
Anhui Conch Cement Company, Ltd., H Shares	150,006	936,259
LafargeHolcim, Ltd. (B)	12,125	673,562
Summit Materials, Inc., Class A (B)	16,371	460,680
Vulcan Materials Company	10,189	1,138,009
Containers and packaging 0.6%
Ball Corp.	18,183	728,956
Packaging Corp. of America	24,496	2,833,942
RPC Group PLC	96,718	1,049,474
Metals and mining 1.0%
ArcelorMittal (B)	74,653	2,530,263
Barrick Gold Corp.	73,820	994,355
Eldorado Gold Corp. (B)	255,804	243,014
Gerdau SA, ADR	378,135	1,765,890
Kinross Gold Corp. (B)	165,775	643,207
Lynas Corp., Ltd. (B)	176,754	340,639
Northern Dynasty Minerals, Ltd. (B)	345,744	303,805
Real estate 0.8%		6,042,095
Equity real estate investment trusts 0.2%
Dream Global Real Estate Investment Trust	145,953	1,556,211
Grivalia Properties REIC AE	23,255	255,388
Real estate management and development 0.6%
Aedas Homes SAU (A)(B)	25,958	928,037
BR Properties SA	534,100	1,356,899
Henderson Land Development Company, Ltd.	164,000	1,039,850
New World Development Company, Ltd.	617,591	905,710
Telecommunication services 1.0%		7,088,585
Diversified telecommunication services 1.0%
China Unicom Hong Kong, Ltd. (B)	3,215,000	4,546,167
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
China Unicom Hong Kong, Ltd., ADR (B)	52,347	$734,428
ORBCOMM, Inc. (B)	65,846	593,931
Verizon Communications, Inc.	24,601	1,214,059
Utilities 2.1%		15,249,736
Electric utilities 0.4%
Avangrid, Inc.	12,977	684,018
Edison International	34,566	2,264,764
Independent power and renewable electricity producers 0.9%
China Longyuan Power Group Corp., Ltd., H Shares	2,903,000	2,851,385
China Resources Power Holdings Company, Ltd.	907,345	1,740,389
Datang International Power Generation Company, Ltd., H Shares (B)	2,144,221	702,274
Huadian Fuxin Energy Corp., Ltd., H Shares	1,702,318	483,094
Huaneng Power International, Inc., H Shares	1,150,100	760,101
Multi-utilities 0.5%
E.ON SE	140,857	1,542,350
National Grid PLC, ADR	32,806	1,908,653
Water utilities 0.3%

Cia de Saneamento do Parana	137,320	2,312,708
Preferred securities 0.3%		$2,379,869
(Cost $1,690,359)
Financials 0.2%		1,682,375
Diversified financial services 0.2%
Mandatory Exchangeable Trust, 5.750% (A)	8,342	1,682,375
Utilities 0.1%		697,494
Electric utilities 0.1%
Cia Paranaense de Energia, B Shares	51,300	392,306
Water utilities 0.0%
Cia de Saneamento do Parana	100,200	305,188
Warrants 0.0%		$111,121
(Cost $177,282)
Alta Mesa Resources, Inc. (Expiration Date: 4-27-22) (B)(E)	70,330	111,121

	Contracts/Notional amount	Value
Purchased options 0.8%		$5,560,659
(Cost $7,918,333)
Calls 0.4%		2,745,645
Exchange Traded Option on Nutrien, Ltd. (Expiration Date: 9-21-18; Strike Price: $50.00; Notional Amount: 45,100) (B)	451	62,013
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-15-18; Strike Price: $2,950.00; Notional Amount: 18,100) (B)	181	5,883
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

	Contracts/Notional amount	Value
Calls (continued)
Exchange Traded Option on SPDR S&P Metals & Mining ETF (Expiration Date: 6-15-18; Strike Price: $41.00; Notional Amount: 111,100) (B)	1,111	$7,777
Exchange Traded Option on The Mosaic Company (Expiration Date: 9-21-18; Strike Price: $28.00; Notional Amount: 72,000) (B)	720	130,320
Over the Counter Option on Airports Corp. of Vietnam (Expiration Date: 8-24-27; Counterparty: Deutsche Bank AG) (B)(E)(F)	109,000	428,625
Over the Counter Option on the USD vs. CAD (Expiration Date: 7-13-18; Strike Price: $1.30; Counterparty: Deutsche Bank AG) (B)(F)	29,051,000	227,760
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company) (B)(F)	20,020,323	250,034
Over the Counter Option on the USD vs. MXN (Expiration Date: 5-7-18; Strike Price: $20.00; Counterparty: Deutsche Bank AG) (B)(F)	9,338,000	84
Over the Counter Option on United Bank, Ltd. (Expiration Date: 6-28-19; Counterparty: JPMorgan Chase Bank N.A.) (B)(E)(F)	229,600	398,479
Over the Counter Option on Vincom Retail JSC (Expiration Date: 10-9-27; Counterparty: Deutsche Bank AG) (B)(E)(F)	605,997	1,225,471
Over the Counter Option on VP Bank AG (Expiration Date: 7-21-27; Counterparty: Deutsche Bank AG) (B)(E)(F)	3,933	9,199
Puts 0.4%		2,815,014
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 5-18-18; Strike Price: $46.00; Notional Amount: 529,300) (B)	5,293	190,548
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-15-18; Strike Price: $148.00; Notional Amount: 115,800) (B)	1,158	173,700
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 7-20-18; Strike Price: $149.00; Notional Amount: 85,700) (B)	857	248,530
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 5-18-18; Strike Price: $152.00; Notional Amount: 47,600) (B)	476	31,416
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 5-18-18; Strike Price: $157.00; Notional Amount: 29,200) (B)	292	44,092
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 6-15-18; Strike Price: $155.00; Notional Amount: 23,600) (B)	236	55,932
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 6-15-18; Strike Price: $158.00; Notional Amount: 71,500) (B)	715	226,298
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 9-21-18; Strike Price: $153.00; Notional Amount: 47,300) (B)	473	228,223
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-15-18; Strike Price: $2,575.00; Notional Amount: 18,500) (B)	185	$530,950
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-15-18; Strike Price: $2,600.00; Notional Amount: 2,800) (B)	28	98,140
Exchange Traded Option on S&P 500 Index (Expiration Date: 7-20-18; Strike Price: $2,550.00; Notional Amount: 5,900) (B)	59	238,950
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.250% (Expiration Date: 1-14-19; Strike Rate: 3.250%; Counterparty: Morgan Stanley & Company, Inc.) (B)(F)	16,945,000	180,998
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-15-18; Strike Price: EUR 120.58; Counterparty: Goldman Sachs & Company) (B)(F)	84,530	84,259
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-15-18; Strike Price: EUR 121.70; Counterparty: Goldman Sachs & Company) (B)(F)	39,943	48,947
Over the Counter Option on FTSE MIB Index (Expiration Date: 6-15-18; Strike Price: EUR 20,500.00; Counterparty: Goldman Sachs & Company) (B)(F)	278	11,465
Over the Counter Option on FTSE MIB Index (Expiration Date: 6-15-18; Strike Price: EUR 20,500.00; Counterparty: Goldman Sachs & Company) (B)(F)	184	7,589
Over the Counter Option on Hong Kong Hang Seng Index (Expiration Date: 6-28-18; Strike Price: HKD 28,843.47; Counterparty: Goldman Sachs & Company) (B)(F)	3,763	137,541
Over the Counter Option on iShares Russell 2000 ETF (Expiration Date: 5-18-18; Strike Price: $186.72; Counterparty: Credit Suisse Securities USA LLC) (B)(F)	24,402	31,458
Over the Counter Option on iShares Russell 2000 ETF (Expiration Date: 6-15-18; Strike Price: $178.30; Counterparty: Goldman Sachs & Company) (B)(F)	20,740	24,759
Over the Counter Option on iShares Russell 2000 ETF (Expiration Date: 6-15-18; Strike Price: $186.40; Counterparty: Goldman Sachs & Company) (B)(F)	39,395	103,422
Over the Counter Option on iShares Russell 2000 ETF (Expiration Date: 7-20-18; Strike Price: $184.35; Counterparty: Goldman Sachs & Company) (B)(F)	32,832	117,797

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

	Rate (%)	Maturity date	Par value^	Value
Term loans (G) 0.1%				$375,489
(Cost $373,617)
Energy 0.1%				375,489
Oil, gas and consumable fuels 0.1%
Chief Exploration & Development LLC (2 month LIBOR + 6.500%)	8.416	05-16-21	380,000	375,489

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 29.9%				$213,924,361
(Cost $213,919,800)
U.S. Government 28.5%				204,011,465
U.S. Treasury Bill (D)	1.430	05-03-18	39,465,000	39,461,565
U.S. Treasury Bill (D)	1.527	05-10-18	4,455,000	4,453,282
U.S. Treasury Bill (D)	1.621	05-24-18	22,010,000	21,987,517
U.S. Treasury Bill (D)	1.630	05-17-18	10,100,000	10,092,839
U.S. Treasury Bill (D)	1.640	05-31-18	2,750,000	2,746,223
U.S. Treasury Bill (D)	1.640	06-07-18	2,125,000	2,121,424
U.S. Treasury Bill (D)	1.670	06-14-18	17,725,000	17,689,312
U.S. Treasury Bill (D)	1.695	07-05-18	20,765,000	20,699,751
U.S. Treasury Bill (D)	1.721	06-28-18	8,180,000	8,157,717
U.S. Treasury Bill (D)	1.760	06-21-18	19,070,000	19,024,446
U.S. Treasury Bill (D)	1.785	07-19-18	18,025,000	17,955,547
U.S. Treasury Bill	1.816	07-26-18	31,045,000	30,912,923
U.S. Treasury Bill (D)	1.940	09-20-18	8,775,000	8,708,919

	Yield (%)	Shares	Value
Money market funds 1.4%			9,912,896
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6333(H)	9,912,896	9,912,896

Total investments (Cost $629,179,553) 93.7%	$669,503,784
Other assets and liabilities, net 6.3%	45,229,364
Total net assets 100.0%	$714,733,148

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	Strike price and/or expiration date not available.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
NASDAQ 100 Index E-Mini Futures	12	Short	Jun 2018	$(1,719,756)	$(1,587,120)	$132,636
Russell 2000 E-Mini Index Futures	102	Short	Jun 2018	(8,180,227)	(7,873,380)	306,847
S&P 500 Index E-Mini Futures	28	Short	Jun 2018	(3,904,614)	(3,705,800)	198,814
SGX Nifty 50 Index Futures	137	Short	May 2018	(2,899,251)	(2,955,090)	(55,839)
						$582,458
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,665,000	USD	1,260,269	BNP Paribas SA	5/31/2018	—	$(6,715)
CHF	545,000	USD	582,625	Deutsche Bank AG London	6/20/2018	—	(30,379)
EUR	3,450,000	USD	4,220,754	Deutsche Bank AG London	5/31/2018	—	(46,213)
EUR	335,000	USD	415,511	Deutsche Bank AG London	6/20/2018	—	(9,490)
JPY	435,058,000	USD	3,992,164	JPMorgan Chase Bank N.A.	5/31/2018	—	(5,229)
JPY	104,600,000	USD	987,261	Deutsche Bank AG London	6/20/2018	—	(27,259)
JPY	63,800,000	USD	603,407	Morgan Stanley and Company International PLC	6/20/2018	—	(17,860)
SGD	330,000	USD	249,480	Citibank N.A.	5/31/2018	—	(477)
USD	8,455,412	AUD	10,983,000	Goldman Sachs International	6/20/2018	$185,734	—
USD	2,234,729	CNY	14,195,000	Goldman Sachs International	6/20/2018	—	(4,303)
USD	12,717,316	EUR	10,395,000	Deutsche Bank AG London	5/31/2018	139,242	—
USD	3,847,504	EUR	3,102,000	Deutsche Bank AG London	6/20/2018	87,873	—
USD	3,692,694	EUR	2,952,000	Morgan Stanley and Company International PLC	9/19/2018	88,563	—
USD	8,312,799	GBP	5,960,000	BNP Paribas SA	5/31/2018	97,201	—
USD	3,663,777	GBP	2,598,000	Morgan Stanley and Company International PLC	6/20/2018	78,711	—
USD	2,542,203	JPY	268,541,000	State Street Bank and Trust Company	6/20/2018	77,576	—
USD	1,322,256	KRW	1,406,788,000	State Street Bank and Trust Company	6/20/2018	7,247	—
USD	4,475,375	SGD	5,852,000	Goldman Sachs International	6/20/2018	57,513	—
						$819,660	$(147,925)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	SunPower Corp.	USD	10.00	May 2018	1,222	122,200	$70,828	$(22,607)
							$70,828	$(22,607)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Credit Suisse Securities USA LLC	iShares Russell 2000 Growth ETF	USD	173.24	May 2018	24,402	24,402	$14,080	$(3,672)
Goldman Sachs & Company	iShares Russell 2000 Growth ETF	USD	159.53	Jun 2018	20,740	20,740	42,932	(5,794)
Goldman Sachs & Company	iShares Russell 2000 Growth ETF	USD	166.78	Jun 2018	39,395	39,395	47,124	(16,747)
Goldman Sachs & Company	iShares Russell 2000 Growth ETF	USD	161.55	Jul 2018	32,832	32,832	39,687	(26,640)
							$143,823	$(52,853)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	May 2018	5,293	529,300	33,435	(29,112)
Exchange-traded	iShares Russell 2000 ETF	USD	130.00	Jun 2018	305	30,500	32,013	(7,015)
Exchange-traded	iShares Russell 2000 ETF	USD	132.00	Jun 2018	853	85,300	83,560	(22,605)
Exchange-traded	iShares Russell 2000 ETF	USD	130.00	Jul 2018	857	85,700	105,376	(49,278)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	141.00	May 2018	476	47,600	42,013	(5,950)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	146.00	May 2018	292	29,200	25,100	(7,446)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	139.00	Jun 2018	951	95,100	91,809	(49,452)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	136.00	Sep 2018	473	47,300	136,493	(88,687)
							$549,799	$(259,545)
							$764,450	$(335,005)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Goldman Sachs & Company	Euro STOXX Banks Price Index	EUR	108.18	Jun 2018	39,943	39,943	$33,011	$(5,018)
Goldman Sachs & Company	Euro STOXX Banks Price Index	EUR	107.61	Jun 2018	84,530	84,530	56,936	(9,700)
							$89,947	$(14,718)
Exchange-traded	S&P 500 Index	USD	2,325.00	Jun 2018	28	2,800	39,675	(13,580)
Exchange-traded	S&P 500 Index	USD	2,250.00	Jul 2018	59	5,900	82,421	(51,625)
							$122,096	$(65,205)
							$212,043	$(79,923)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	USD	135.00	Sep 2021	20,020,323	271,275	(48,709)
						$271,275	$(48,709)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	Republic of Korea	11,800,000	USD	$ 11,800,000	1.000%	Quarterly	Jun 2023	$ (285,745)	$ (25,722)	$ (311,467)
				$11,800,000				$(285,745)	$(25,722)	$(311,467)

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	6,535,823	May 2020	Deutsche Bank AG	—	$(131,154)	$(131,154)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	1,385,931	May 2020	Deutsche Bank AG	—	(28,082)	(28,082)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	2,220,661	May 2020	Deutsche Bank AG	—	(44,562)	(44,562)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	3,044,717	May 2020	Deutsche Bank AG	—	(60,198)	(60,198)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.10%	Monthly	USD	1,086,434	May 2020	Deutsche Bank AG	—	10,970	10,970
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.11%	Monthly	USD	13,320,442	May 2020	Deutsche Bank AG	—	(37,349)	(37,349)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	4,607,115	May 2020	Deutsche Bank AG	—	11,221	11,221
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	153,524	May 2020	Deutsche Bank AG	—	374	374
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	128,873	May 2020	Deutsche Bank AG	—	$314	$314
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.77%	Monthly	USD	816,213	May 2020	Deutsche Bank AG	—	(7,846)	(7,846)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	582,147	May 2020	Deutsche Bank AG	—	7,459	7,459
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	1,153,756	May 2020	Deutsche Bank AG	—	14,872	14,872
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	2,149,364	May 2020	Deutsche Bank AG	—	(11,571)	(11,571)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	2,467,745	May 2020	Deutsche Bank AG	—	(13,285)	(13,285)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	105,880	May 2020	Deutsche Bank AG	—	(570)	(570)
Pay	iShares JPMorgan USD Emerging Markets Bond ETF	1-Month USD LIBOR + 0.02%	Monthly	USD	1,618,965	May 2020	Deutsche Bank AG	—	30,857	30,857
Pay	iShares JPMorgan USD Emerging Markets Bond ETF	1-Month USD LIBOR + 0.02%	Monthly	USD	583,295	May 2020	Deutsche Bank AG	—	11,117	11,117
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	4,211,051	May 2020	Deutsche Bank AG	—	(22,188)	(22,188)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	1,832,894	May 2020	Deutsche Bank AG	—	(9,658)	(9,658)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.43%	Monthly	USD	15,221,857	May 2020	Deutsche Bank AG	—	295,221	295,221
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	4,527,182	May 2020	Deutsche Bank AG	—	(50,071)	(50,071)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	3,607,601	May 2020	Deutsche Bank AG	—	15,272	15,272
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	7,003,273	May 2020	Deutsche Bank AG	—	$(8,814)	$(8,814)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	111,663	May 2020	Deutsche Bank AG	—	(1,235)	(1,235)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	140,111	May 2020	Deutsche Bank AG	—	593	593
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	143,333	May 2020	Deutsche Bank AG	—	(169)	(169)
Pay	iShares Russell 2000 Index ETF	1-Month USD LIBOR - 0.03%	Monthly	USD	35,346,268	May 2020	Deutsche Bank AG	—	13,827	13,827
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	4,686,458	May 2020	Deutsche Bank AG	—	(33,461)	(33,461)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	1,998,375	May 2020	Deutsche Bank AG	—	(14,268)	(14,268)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	2,660,598	May 2020	Deutsche Bank AG	—	(18,997)	(18,997)
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	3,625,439	May 2020	Deutsche Bank AG	—	24,323	24,323
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	5,904,919	May 2020	Deutsche Bank AG	—	39,616	39,616
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	217,853	May 2020	Deutsche Bank AG	—	1,462	1,462
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	131,712	May 2020	Deutsche Bank AG	—	884	884
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	5,262,421	May 2020	Deutsche Bank AG	—	37,770	37,770
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	2,072,967	May 2020	Deutsche Bank AG	—	14,878	14,878
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	13,141,708	May 2020	Deutsche Bank AG	—	94,321	94,321
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	126,656	May 2020	Deutsche Bank AG	—	909	909
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	382,661	May 2020	Deutsche Bank AG	—	1,031	1,031
Pay	iShares S&P 500 North American Tech ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	446,654	May 2020	Deutsche Bank AG	—	(4,940)	(4,940)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.50%	Monthly	USD	2,536,944	May 2020	Deutsche Bank AG	—	20,295	20,295
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.50%	Monthly	USD	1,754,468	May 2020	Deutsche Bank AG	—	$14,035	$14,035
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	2,170,370	May 2020	Deutsche Bank AG	—	3,635	3,635
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	209,251	May 2020	Deutsche Bank AG	—	350	350
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	128,484	May 2020	Deutsche Bank AG	—	215	215
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	789,284	May 2020	Deutsche Bank AG	—	1,322	1,322
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	4,147,956	May 2020	Deutsche Bank AG	—	(76,999)	(76,999)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	315,962	May 2020	Deutsche Bank AG	—	(5,844)	(5,844)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	118,946	May 2020	Deutsche Bank AG	—	(2,199)	(2,199)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR + 0.15%	Monthly	USD	268,597	May 2020	Deutsche Bank AG	—	648	648
Pay	SPDR S&P Biotechnology ETF	1-Month USD LIBOR - 0.87%	Monthly	USD	34,802,771	May 2020	Deutsche Bank AG	—	562,210	562,210
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	2,600,906	May 2020	Deutsche Bank AG	—	15,414	15,414
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	13,246,847	May 2020	Deutsche Bank AG	—	568,130	568,130
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	16,632,633	May 2020	Deutsche Bank AG	—	(316,210)	(316,210)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	1,026,213	May 2020	Deutsche Bank AG	—	(19,510)	(19,510)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,008,249	May 2020	Deutsche Bank AG	—	(76,202)	(76,202)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	11,686,391	May 2020	Deutsche Bank AG	—	15,627	15,627
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,203,503	May 2020	Deutsche Bank AG	—	1,609	1,609
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	69,683	May 2020	Deutsche Bank AG	—	$93	$93
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,921,934	May 2020	Deutsche Bank AG	—	3,907	3,907
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	3,404,161	May 2020	Deutsche Bank AG	—	17,466	17,466
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	5,362,498	May 2020	Deutsche Bank AG	—	3,609	3,609
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	1,704,949	May 2020	Deutsche Bank AG	—	104	104
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,244,708	May 2020	Deutsche Bank AG	—	319	319
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	226,844	May 2020	Deutsche Bank AG	—	14	14
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	161,914	May 2020	Deutsche Bank AG	—	10	10
Pay	STOXX 600 Basic Resources Index	1-Month EUR EURIBOR	Monthly	EUR	2,187,911	Jun 2018	Goldman Sachs International	—	61,317	61,317
Pay	iBoxx Markit ETF	3-Month EUR EURIBOR	Annual	EUR	1,200,000	Jun 2018	Goldman Sachs International	$(600)	(12,199)	(12,799)
Pay	CN Property Beta	1-Month HKD HIBOR - 0.20%	Monthly	HKD	2,008,091	May 2020	Goldman Sachs International	—	(5,028)	(5,028)
Pay	CN Property Beta	1-Month HKD HIBOR - 0.20%	Monthly	HKD	4,561,037	May 2020	Goldman Sachs International	—	(11,423)	(11,423)
Pay	CN Property Beta	1-Month HKD HIBOR - 0.20%	Monthly	HKD	4,563,428	May 2020	Goldman Sachs International	—	(11,429)	(11,429)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,158,950	May 2020	Goldman Sachs International	—	45,283	45,283
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	1,814,510	May 2020	Goldman Sachs International	—	37,690	37,690
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	1,140,441	May 2020	Goldman Sachs International	—	23,190	23,190
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	2,325,142	May 2020	Goldman Sachs International	—	47,254	47,254
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	787,481	May 2020	Goldman Sachs International	(45)	(1,195)	(1,240)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,152,249	May 2020	Goldman Sachs International	—	$33,683	$33,683
Pay	iBoxx Markit ETF	3-Month EUR EURIBOR	Quarterly	EUR	2,735,000	Jun 2018	JPMorgan Chase Bank	$(52)	(14,417)	(14,469)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,842,486	May 2020	JPMorgan Chase Bank	—	(7,779)	(7,779)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,874,253	May 2020	JPMorgan Chase Bank	—	(7,913)	(7,913)
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,309,799	May 2020	JPMorgan Chase Bank	—	90,308	90,308
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	59	May 2020	JPMorgan Chase Bank	59	1,181	1,240
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	1,227,617	May 2020	JPMorgan Chase Bank	—	58,287	58,287
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,091,232	May 2020	JPMorgan Chase Bank	—	13,892	13,892
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,855,947	May 2020	JPMorgan Chase Bank	—	9,468	9,468
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,863,751	May 2020	JPMorgan Chase Bank	—	9,508	9,508
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.75%	Monthly	USD	1,848,627	May 2020	JPMorgan Chase Bank	—	21,433	21,433
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,853,201	May 2020	JPMorgan Chase Bank	—	1,402	1,402
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.30%	Monthly	USD	819,540	May 2020	Morgan Stanley and Company International	—	5,303	5,303
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.30%	Monthly	USD	157,206	May 2020	Morgan Stanley and Company International	—	935	935
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.30%	Monthly	USD	255,781	May 2020	Morgan Stanley and Company International	—	2,802	2,802
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,080,329	May 2020	Morgan Stanley and Company International	—	9,797	9,797
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	170,743	May 2020	Morgan Stanley and Company International	2	3,069	3,071
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	56,556	May 2020	Morgan Stanley and Company International	—	$148	$148
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	3,172,504	May 2020	Morgan Stanley and Company International	—	80,718	80,718
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	1,292,718	May 2020	Morgan Stanley and Company International	—	33,276	33,276
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	268,147	May 2020	Morgan Stanley and Company International	—	6,902	6,902
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	535,262	May 2020	Morgan Stanley and Company International	—	13,750	13,750
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	732,383	May 2020	Morgan Stanley and Company International	—	10,948	10,948
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	2,318,162	May 2020	Morgan Stanley and Company International	—	1,398	1,398
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	189,055	May 2020	Morgan Stanley and Company International	—	131	131
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	191,610	May 2020	Morgan Stanley and Company International	—	37	37
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	798,375	May 2020	Morgan Stanley and Company International	—	167	167
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,848,758	May 2020	Morgan Stanley and Company International	—	32,239	32,239
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,505,822	May 2020	Morgan Stanley and Company International	—	24,834	24,834
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	2,285,028	May 2020	Morgan Stanley and Company International	—	48,398	48,398
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,464,037	May 2020	Morgan Stanley and Company International	—	10,502	10,502
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	740,705	May 2020	Morgan Stanley and Company International	—	$2,418	$2,418
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR	Monthly	USD	1,205,832	May 2020	Morgan Stanley and Company International	—	—	—
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	35,611	May 2020	Morgan Stanley and Company International	—	(39)	(39)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	2,137,164	May 2020	Morgan Stanley and Company International	—	(2,098)	(2,098)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	12,013,146	May 2020	Morgan Stanley and Company International	—	189,969	189,969
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	878,649	May 2020	Morgan Stanley and Company International	—	13,921	13,921
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	2,835,376	May 2020	Morgan Stanley and Company International	—	44,994	44,994
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	287,516	May 2020	Morgan Stanley and Company International	—	4,493	4,493
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	2,360,697	May 2020	Morgan Stanley and Company International	—	23,509	23,509
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,472,745	May 2020	Morgan Stanley and Company International	—	3,489	3,489
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	254,187	May 2020	Morgan Stanley and Company International	—	821	821
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,330,490	May 2020	Morgan Stanley and Company International	—	3,738	3,738
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	152,686	May 2020	Morgan Stanley and Company International	—	1,566	1,566
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	273,265	May 2020	Morgan Stanley and Company International	—	2,803	2,803
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	166,571	May 2020	Morgan Stanley and Company International	—	468	468
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	363,628	May 2020	Morgan Stanley and Company International	—	25,421	25,421
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,649,866	May 2020	Morgan Stanley and Company International	—	109,699	109,699
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,020,830	May 2020	Morgan Stanley and Company International	—	$67,754	$67,754
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,128,437	May 2020	Morgan Stanley and Company International	—	74,897	74,897
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,172,131	May 2020	Morgan Stanley and Company International	—	77,588	77,588
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	2,306,071	May 2020	Morgan Stanley and Company International	—	83,522	83,522
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.25%	Monthly	USD	1,095,055	May 2020	Morgan Stanley and Company International	—	21,142	21,142
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	2,380,834	May 2020	Morgan Stanley and Company International	—	75,612	75,612
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.25%	Monthly	USD	2,941,216	May 2020	Morgan Stanley and Company International	—	(3,025)	(3,025)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	170,929	May 2020	Morgan Stanley and Company International	—	3,360	3,360
Pay	iShares Russell 2000 Index ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	3,426,219	May 2020	Morgan Stanley and Company International	—	49,655	49,655
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	940,396	May 2020	Morgan Stanley and Company International	—	6,119	6,119
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,462,047	May 2020	Morgan Stanley and Company International	—	28,699	28,699
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	68,333	May 2020	Morgan Stanley and Company International	—	1,335	1,335
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,388,140	May 2020	Morgan Stanley and Company International	—	22,483	22,483
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	5,853,799	May 2020	Morgan Stanley and Company International	—	94,812	94,812
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	2,463,176	May 2020	Morgan Stanley and Company International	—	39,940	39,940
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	5,388,531	May 2020	Morgan Stanley and Company International	—	87,409	87,409
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.93%	Monthly	USD	1,524,358	May 2020	Morgan Stanley and Company International	—	24,795	24,795
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares S&P 500 North American Tech ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	189,899	May 2020	Morgan Stanley and Company International	—	$1,454	$1,454
Pay	iShares S&P 500 North American Tech ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,130,740	May 2020	Morgan Stanley and Company International	—	2,028	2,028
Pay	iShares S&P 500 North American Tech ETF	1-Month USD LIBOR - 2.39%	Monthly	USD	5,530,156	May 2020	Morgan Stanley and Company International	$(151)	(98,425)	(98,576)
Pay	iShares S&P 500 North American Tech ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,464,126	May 2020	Morgan Stanley and Company International	(75)	(12,089)	(12,164)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 1.92%	Monthly	USD	108,690	May 2020	Morgan Stanley and Company International	—	2,477	2,477
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 1.92%	Monthly	USD	137,555	May 2020	Morgan Stanley and Company International	—	2,880	2,880
Pay	iShares UK Property UCITS ETF	1-Month GBP LIBOR - 0.88%	Monthly	GBP	1,207,156	May 2020	Morgan Stanley and Company International	—	(69,351)	(69,351)
Pay	iShares UK Property UCITS ETF	1-Month GBP LIBOR - 0.88%	Monthly	GBP	430,935	May 2020	Morgan Stanley and Company International	(406)	(24,831)	(25,237)
Pay	Netflix, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,807	May 2020	Morgan Stanley and Company International	—	(875)	(875)
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	2,645,665	May 2020	Morgan Stanley and Company International	—	31,215	31,215
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	168,616	May 2020	Morgan Stanley and Company International	—	1,990	1,990
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	164,389	May 2020	Morgan Stanley and Company International	—	1,942	1,942
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	1,097,588	May 2020	Morgan Stanley and Company International	—	8,990	8,990
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 3.22%	Monthly	USD	177,532	May 2020	Morgan Stanley and Company International	—	1,346	1,346
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 3.22%	Monthly	USD	132,859	May 2020	Morgan Stanley and Company International	—	771	771
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	305,776	May 2020	Morgan Stanley and Company International	—	5,205	5,205
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	124,178	May 2020	Morgan Stanley and Company International	—	2,127	2,127
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	155,309	May 2020	Morgan Stanley and Company International	—	$2,662	$2,662
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.08%	Monthly	USD	2,483,537	May 2020	Morgan Stanley and Company International	$(138)	(49,045)	(49,183)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	495,990	May 2020	Morgan Stanley and Company International	—	18,499	18,499
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	527,929	May 2020	Morgan Stanley and Company International	—	18,594	18,594
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	1,703,692	May 2020	Morgan Stanley and Company International	—	60,005	60,005
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	172,803	May 2020	Morgan Stanley and Company International	—	6,092	6,092
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	24,870,251	May 2020	Morgan Stanley and Company International	—	119,595	119,595
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,940,410	May 2020	Morgan Stanley and Company International	—	21,442	21,442
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	5,298,689	May 2020	Morgan Stanley and Company International	—	31,515	31,515
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	318,631	May 2020	Morgan Stanley and Company International	—	1,905	1,905
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	847,456	May 2020	Morgan Stanley and Company International	—	5,087	5,087
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	102,292	May 2020	Morgan Stanley and Company International	—	569	569
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.81%	Monthly	USD	231,213	May 2020	Morgan Stanley and Company International	—	4,362	4,362
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.81%	Monthly	USD	248,525	May 2020	Morgan Stanley and Company International	—	3,130	3,130
Receive	Airports Corp of Vie	1-Month USD LIBOR + 1.25%	Monthly	USD	14,300	May 2020	Deutsche Bank AG	—	(2,714)	(2,714)
Receive	Airports Corp of Vie	1-Month USD LIBOR + 1.25%	Monthly	USD	47,200	May 2020	Deutsche Bank AG	—	(8,983)	(8,983)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,710	May 2020	Deutsche Bank AG	—	(46,290)	(46,290)
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.30%	Monthly	USD	1,598	May 2020	Deutsche Bank AG	—	$(24,414)	$(24,414)
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	13,444	May 2020	Deutsche Bank AG	—	76,130	76,130
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	10,657	May 2020	Deutsche Bank AG	—	60,348	60,348
Receive	American Tower Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	804	May 2020	Deutsche Bank AG	—	(964)	(964)
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,675	May 2020	Deutsche Bank AG	—	12,678	12,678
Receive	Anima Holding SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	99,884	May 2020	Deutsche Bank AG	—	18,648	18,648
Receive	Anima Holding SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	23,303	May 2020	Deutsche Bank AG	—	50,653	50,653
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,270	May 2020	Deutsche Bank AG	—	143,701	143,701
Receive	Atento SA	1-Month USD LIBOR + 0.30%	Monthly	USD	1,155	May 2020	Deutsche Bank AG	—	(240)	(240)
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	15,641	May 2020	Deutsche Bank AG	—	(259,176)	(259,176)
Receive	Atlassian Corp PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	26,736	May 2020	Deutsche Bank AG	—	(28,432)	(28,432)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	42,723	May 2020	Deutsche Bank AG	—	(6,579)	(6,579)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	15,192	May 2020	Deutsche Bank AG	—	(2,340)	(2,340)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	8,520	May 2020	Deutsche Bank AG	—	70,387	70,387
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,000	May 2020	Deutsche Bank AG	—	3,452	3,452
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	5,500	May 2020	Deutsche Bank AG	—	9,493	9,493
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,500	May 2020	Deutsche Bank AG	—	4,315	4,315
Receive	Broadcom, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,086	May 2020	Deutsche Bank AG	—	(22,128)	(22,128)
Receive	Broadcom, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	1,097	May 2020	Deutsche Bank AG	—	(11,637)	(11,637)
Receive	CIGNA Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	14,798	May 2020	Deutsche Bank AG	—	26,795	26,795
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	28,732	May 2020	Deutsche Bank AG	—	(34,353)	(34,353)
Receive	Costar Group, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,666	May 2020	Deutsche Bank AG	—	83,392	83,392
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	EOG Resources, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	29,664	May 2020	Deutsche Bank AG	—	$308,773	$308,773
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	37,266	May 2020	Deutsche Bank AG	—	80,042	80,042
Receive	Fabrinet	1-Month USD LIBOR + 0.30%	Monthly	USD	7,392	May 2020	Deutsche Bank AG	—	(28,882)	(28,882)
Receive	Fabrinet	1-Month USD LIBOR + 0.30%	Monthly	USD	3,351	May 2020	Deutsche Bank AG	—	(13,093)	(13,093)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	30,696	May 2020	Deutsche Bank AG	—	101,684	101,684
Receive	Ho Chi Minh City Development Joint Stock Commercial Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	1,085,070	May 2020	Deutsche Bank AG	—	(372,219)	(372,219)
Receive	Ho Chi Minh City Development Joint Stock Commercial Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	544,680	May 2020	Deutsche Bank AG	—	(186,911)	(186,911)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	11,904	May 2020	Deutsche Bank AG	—	84,173	84,173
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	28,077	May 2020	Deutsche Bank AG	—	16,973	16,973
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	17,953	May 2020	Deutsche Bank AG	—	(25,872)	(25,872)
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	15,562	May 2020	Deutsche Bank AG	—	(80,500)	(80,500)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	6,362	May 2020	Deutsche Bank AG	—	(28,948)	(28,948)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	27,264	May 2020	Deutsche Bank AG	—	(124,059)	(124,059)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	176,300	May 2020	Deutsche Bank AG	—	46,231	46,231
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,629	May 2020	Deutsche Bank AG	—	5,785	5,785
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	42,259	May 2020	Deutsche Bank AG	—	(95,168)	(95,168)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,938	May 2020	Deutsche Bank AG	—	(269,815)	(269,815)
Receive	Roku, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	16,529	May 2020	Deutsche Bank AG	—	3,844	3,844
Receive	Samsung Electronics Company, Ltd.	1-Month USD LIBOR + 0.55%	Monthly	USD	248	May 2020	Deutsche Bank AG	—	41,348	41,348
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Samsung Electronics Company, Ltd.	1-Month USD LIBOR + 0.55%	Monthly	USD	239	May 2020	Deutsche Bank AG	—	$39,837	$39,837
Receive	ServiceNow, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	9,419	May 2020	Deutsche Bank AG	—	(5,708)	(5,708)
Receive	Shutterfly, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,590	May 2020	Deutsche Bank AG	—	(4,227)	(4,227)
Receive	Shutterfly, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	7,932	May 2020	Deutsche Bank AG	—	(12,948)	(12,948)
Receive	Silicon Laboratories, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	1,194	May 2020	Deutsche Bank AG	—	1,204	1,204
Receive	Silicon Laboratories, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	928	May 2020	Deutsche Bank AG	—	936	936
Receive	Silicon Laboratories, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	1,145	May 2020	Deutsche Bank AG	—	1,154	1,154
Receive	Silicon Laboratories, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,727	May 2020	Deutsche Bank AG	—	2,749	2,749
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	11,200	May 2020	Deutsche Bank AG	—	473	473
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	4,500	May 2020	Deutsche Bank AG	—	191	191
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	8,500	May 2020	Deutsche Bank AG	—	361	361
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	2,729	May 2020	Deutsche Bank AG	—	115	115
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,600	May 2020	Deutsche Bank AG	—	52	52
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,976	May 2020	Deutsche Bank AG	—	83	83
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	189	May 2020	Deutsche Bank AG	—	8	8
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	377	May 2020	Deutsche Bank AG	—	16	16
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	2,257	May 2020	Deutsche Bank AG	—	95	95
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	565	May 2020	Deutsche Bank AG	—	24	24
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	376	May 2020	Deutsche Bank AG	—	16	16
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	940	May 2020	Deutsche Bank AG	—	40	40
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,128	May 2020	Deutsche Bank AG	—	48	48
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,663	May 2020	Deutsche Bank AG	—	70	70
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	10,946	May 2020	Deutsche Bank AG	—	$12,516	$12,516
Receive	Synchrony Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	27,633	May 2020	Deutsche Bank AG	—	(36,540)	(36,540)
Receive	Synchrony Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	23,493	May 2020	Deutsche Bank AG	—	(31,065)	(31,065)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	49,613	May 2020	Deutsche Bank AG	—	(93,580)	(93,580)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	6,238	May 2020	Deutsche Bank AG	—	(11,778)	(11,778)
Receive	Teradyne, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,975	May 2020	Deutsche Bank AG	—	(152,757)	(152,757)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	7,865	May 2020	Deutsche Bank AG	—	(1,184)	(1,184)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	8,200	May 2020	Deutsche Bank AG	—	(1,498)	(1,498)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,527	May 2020	Deutsche Bank AG	—	(63,159)	(63,159)
Receive	TransUnion	1-Month USD LIBOR + 0.30%	Monthly	USD	13,944	May 2020	Deutsche Bank AG	—	108,435	108,435
Receive	TransUnion	1-Month USD LIBOR + 0.30%	Monthly	USD	34,688	May 2020	Deutsche Bank AG	—	269,750	269,750
Receive	Vincom Retail JSC	1-Month USD LIBOR + 1.25%	Monthly	USD	137,490	May 2020	Deutsche Bank AG	—	(40,522)	(40,522)
Receive	Vincom Retail JSC	1-Month USD LIBOR + 1.25%	Monthly	USD	358,950	May 2020	Deutsche Bank AG	—	(105,839)	(105,839)
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	30,717	May 2020	Deutsche Bank AG	—	185,739	185,739
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	38,930	May 2020	Deutsche Bank AG	—	58,097	58,097
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.30%	Monthly	USD	14,992	May 2020	Deutsche Bank AG	—	24,531	24,531
Receive	Wex, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	34,516	May 2020	Deutsche Bank AG	—	203,085	203,085
Receive	Wix.com, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,895	May 2020	Deutsche Bank AG	—	(49,731)	(49,731)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	Goldman Sachs International	—	(140,246)	(140,246)
Receive	Alta Mesa Resources, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	114,580	May 2020	Goldman Sachs International	—	(5,551)	(5,551)
Receive	Alta Mesa Resources, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,193	May 2020	Goldman Sachs International	$1,146	(533)	613
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,330	May 2020	Goldman Sachs International	—	(19,611)	(19,611)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	2,982	May 2020	Goldman Sachs International	—	5,110	5,110
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	21,938	May 2020	Goldman Sachs International	—	$(9,860)	$(9,860)
Receive	Baloise Holding AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	1,147	May 2020	Goldman Sachs International	—	2,274	2,274
Receive	Baloise Holding AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	2,129	May 2020	Goldman Sachs International	—	139	139
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,423	May 2020	Goldman Sachs International	—	2,764	2,764
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,890	May 2020	Goldman Sachs International	—	(20,214)	(20,214)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	113,898	May 2020	Goldman Sachs International	—	93,366	93,366
Receive	Caesarstone, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,447	May 2020	Goldman Sachs International	—	(916)	(916)
Receive	Caesarstone, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,334	May 2020	Goldman Sachs International	—	(2,361)	(2,361)
Receive	Caesarstone, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,408	May 2020	Goldman Sachs International	—	(1,267)	(1,267)
Receive	Caesarstone, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,482	May 2020	Goldman Sachs International	—	(2,032)	(2,032)
Receive	Caesarstone, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,684	May 2020	Goldman Sachs International	—	(624)	(624)
Receive	Caesarstone, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,044	May 2020	Goldman Sachs International	—	(2,171)	(2,171)
Receive	Caesarstone, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,718	May 2020	Goldman Sachs International	—	(3,131)	(3,131)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,000	May 2020	Goldman Sachs International	—	(548)	(548)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,611	May 2020	Goldman Sachs International	—	3,188	3,188
Receive	CenterState Bank Corp.	1-Month USD LIBOR	Monthly	USD	3,000	May 2020	Goldman Sachs International	—	—	—
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	Goldman Sachs International	—	3,005	3,005
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	Goldman Sachs International	—	10,468	10,468
Receive	China Traditional Chinese Medicine Holdings Company, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	72,000	May 2020	Goldman Sachs International	—	3,907	3,907
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	Goldman Sachs International	—	$(370)	$(370)
Receive	CN Property Beta	1-Month HKD HIBOR - 0.10%	Monthly	HKD	4,162,941	May 2020	Goldman Sachs International	—	(10,365)	(10,365)
Receive	CN Property Beta	1-Month HKD HIBOR - 0.20%	Monthly	HKD	8,541,780	May 2020	Goldman Sachs International	$1,083,990	(1,106,115)	(22,125)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,866	May 2020	Goldman Sachs International	—	(5,389)	(5,389)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,435	May 2020	Goldman Sachs International	—	(32,721)	(32,721)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,742	May 2020	Goldman Sachs International	—	(5,147)	(5,147)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,918	May 2020	Goldman Sachs International	—	(24,314)	(24,314)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,808	May 2020	Goldman Sachs International	—	(7,167)	(7,167)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,200	May 2020	Goldman Sachs International	—	5,440	5,440
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,381	May 2020	Goldman Sachs International	—	(34,087)	(34,087)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,968	May 2020	Goldman Sachs International	—	(455,531)	(455,531)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,402	May 2020	Goldman Sachs International	—	(1,439)	(1,439)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,739	May 2020	Goldman Sachs International	—	(3,787)	(3,787)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,804	May 2020	Goldman Sachs International	—	(2,626)	(2,626)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	935	May 2020	Goldman Sachs International	—	(1,082)	(1,082)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	935	May 2020	Goldman Sachs International	—	(928)	(928)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,579	May 2020	Goldman Sachs International	—	(2,523)	(2,523)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,869	May 2020	Goldman Sachs International	—	(1,808)	(1,808)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	370	May 2020	Goldman Sachs International	—	(345)	(345)
Receive	Fortune Brands Home & Security, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,739	May 2020	Goldman Sachs International	—	(23,126)	(23,126)
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	123,277	May 2020	Goldman Sachs International	—	(34,578)	(34,578)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,013	May 2020	Goldman Sachs International	—	(156)	(156)
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,270	May 2020	Goldman Sachs International	—	$44,863	$44,863
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	49,564	May 2020	Goldman Sachs International	—	75,143	75,143
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	Goldman Sachs International	—	(23,127)	(23,127)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	9,298	May 2020	Goldman Sachs International	$2,985	10,075	13,060
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,124	May 2020	Goldman Sachs International	—	1,228	1,228
Receive	Iberiabank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,413	May 2020	Goldman Sachs International	—	(8,422)	(8,422)
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	153,609	May 2020	Goldman Sachs International	—	4,666	4,666
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,746	May 2020	Goldman Sachs International	—	(678)	(678)
Receive	Integrated Device Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,709	May 2020	Goldman Sachs International	—	(108,903)	(108,903)
Receive	Itau Unibanco Holding SA, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	12,138	May 2020	Goldman Sachs International	—	(5,143)	(5,143)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,147	May 2020	Goldman Sachs International	—	(20,980)	(20,980)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,748	May 2020	Goldman Sachs International	—	(17,772)	(17,772)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,863	May 2020	Goldman Sachs International	—	(11,156)	(11,156)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,670	May 2020	Goldman Sachs International	—	(24,478)	(24,478)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,621	May 2020	Goldman Sachs International	—	(25,334)	(25,334)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	Goldman Sachs International	—	(17,758)	(17,758)
Receive	JELD-WEN Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	49,262	May 2020	Goldman Sachs International	—	(86,873)	(86,873)
Receive	JFE Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	69,700	May 2020	Goldman Sachs International	—	(11,888)	(11,888)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	Goldman Sachs International	—	7	7
Receive	Localiza Rent a Car SA	1-Month USD LIBOR + 0.55%	Monthly	USD	140,176	May 2020	Goldman Sachs International	—	(85,520)	(85,520)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,980	May 2020	Goldman Sachs International	—	(209,777)	(209,777)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	Goldman Sachs International	—	$(163,393)	$(163,393)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	578	May 2020	Goldman Sachs International	—	372	372
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	5,295	May 2020	Goldman Sachs International	—	323	323
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	5,283	May 2020	Goldman Sachs International	—	322	322
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	10,588	May 2020	Goldman Sachs International	—	645	645
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	9,754	May 2020	Goldman Sachs International	—	594	594
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	6,284	May 2020	Goldman Sachs International	—	383	383
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,015	May 2020	Goldman Sachs International	—	62	62
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	3,807	May 2020	Goldman Sachs International	—	232	232
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,948	May 2020	Goldman Sachs International	—	119	119
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	3,855	May 2020	Goldman Sachs International	—	235	235
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	940	May 2020	Goldman Sachs International	—	57	57
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	467	May 2020	Goldman Sachs International	—	28	28
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,919	May 2020	Goldman Sachs International	—	117	117
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	2,816	May 2020	Goldman Sachs International	—	171	171
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,290	May 2020	Goldman Sachs International	—	79	79
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	2,534	May 2020	Goldman Sachs International	—	154	154
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,034	May 2020	Goldman Sachs International	—	$63	$63
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,812	May 2020	Goldman Sachs International	—	110	110
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	431	May 2020	Goldman Sachs International	—	26	26
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	5,905	May 2020	Goldman Sachs International	—	359	359
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	3,388	May 2020	Goldman Sachs International	—	206	206
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	6,488	May 2020	Goldman Sachs International	—	394	394
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	7,080	May 2020	Goldman Sachs International	$(566)	429	(137)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,100	May 2020	Goldman Sachs International	—	1,939	1,939
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	Goldman Sachs International	—	249,957	249,957
Receive	Prudential Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,480	May 2020	Goldman Sachs International	—	(11,816)	(11,816)
Receive	Qualcomm, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,689	May 2020	Goldman Sachs International	—	(4,819)	(4,819)
Receive	Raging River Exploration, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	34,097	May 2020	Goldman Sachs International	—	14,294	14,294
Receive	Raging River Exploration, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	39,729	May 2020	Goldman Sachs International	—	16,901	16,901
Receive	Range Resources Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,808	May 2020	Goldman Sachs International	—	(21,960)	(21,960)
Receive	Silver Run Acquisition Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,287	May 2020	Goldman Sachs International	—	(1,271)	(1,271)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	25,568	May 2020	Goldman Sachs International	—	39,571	39,571
Receive	Summit Materials, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	31,380	May 2020	Goldman Sachs International	—	(25,061)	(25,061)
Receive	Summit Materials, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,472	May 2020	Goldman Sachs International	—	(12,356)	(12,356)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Summit Materials, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,871	May 2020	Goldman Sachs International	—	$(3,897)	$(3,897)
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,023	May 2020	Goldman Sachs International	—	(583)	(583)
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,722	May 2020	Goldman Sachs International	—	(1,490)	(1,490)
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,370	May 2020	Goldman Sachs International	—	(1,992)	(1,992)
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,891	May 2020	Goldman Sachs International	—	(1,140)	(1,140)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,715	May 2020	Goldman Sachs International	—	4,700	4,700
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	400	May 2020	Goldman Sachs International	—	(865)	(865)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,000	May 2020	Goldman Sachs International	—	(1,028)	(1,028)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,200	May 2020	Goldman Sachs International	—	(197)	(197)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,800	May 2020	Goldman Sachs International	—	(1,257)	(1,257)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sachs International	—	(1,090)	(1,090)
Receive	Total System Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,279	May 2020	Goldman Sachs International	—	(137,539)	(137,539)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,259	May 2020	Goldman Sachs International	—	(24,949)	(24,949)
Receive	Transocean, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,412	May 2020	Goldman Sachs International	—	1,187	1,187
Receive	Trican Well Service, Ltd.	1-Month CAD CDOR	Monthly	CAD	50,000	May 2020	Goldman Sachs International	—	—	—
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	Goldman Sachs International	—	26,086	26,086
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	579	May 2020	Goldman Sachs International	—	(1,759)	(1,759)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	7,557	May 2020	Goldman Sachs International	—	12,268	12,268
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	7,557	May 2020	Goldman Sachs International	—	12,274	12,274
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,941	May 2020	Goldman Sachs International	—	8,164	8,164
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,656	May 2020	Goldman Sachs International	—	7,816	7,816
48	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sachs International	—	$5,872	$5,872
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,912	May 2020	Goldman Sachs International	—	4,594	4,594
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,088	May 2020	Goldman Sachs International	—	7,149	7,149
Receive	Vulcan Materials Company	1-Month USD LIBOR + 0.20%	Monthly	USD	6,434	May 2020	Goldman Sachs International	—	(14,890)	(14,890)
Receive	Vulcan Materials Company	1-Month USD LIBOR + 0.20%	Monthly	USD	2,427	May 2020	Goldman Sachs International	—	(5,617)	(5,617)
Receive	WestRock Company	1-Month USD LIBOR + 0.20%	Monthly	USD	19,710	May 2020	Goldman Sachs International	—	(143,010)	(143,010)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	13,149	May 2020	Goldman Sachs International	—	(78,737)	(78,737)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	3,479	May 2020	JPMorgan Chase Bank	—	(1,452)	(1,452)
Receive	Aetna, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,122	May 2020	JPMorgan Chase Bank	—	33,676	33,676
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	28,124	May 2020	JPMorgan Chase Bank	—	(327,495)	(327,495)
Receive	Alliance Data Systems Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,469	May 2020	JPMorgan Chase Bank	—	(115,546)	(115,546)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPMorgan Chase Bank	—	(33,526)	(33,526)
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	2,127	May 2020	JPMorgan Chase Bank	—	(28,268)	(28,268)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,685	May 2020	JPMorgan Chase Bank	—	296,534	296,534
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,489	May 2020	JPMorgan Chase Bank	—	4,815	4,815
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,886	May 2020	JPMorgan Chase Bank	—	(54,149)	(54,149)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,915	May 2020	JPMorgan Chase Bank	—	(4,768)	(4,768)
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,472	May 2020	JPMorgan Chase Bank	—	10,352	10,352
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,415	May 2020	JPMorgan Chase Bank	—	(2,815)	(2,815)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,184	May 2020	JPMorgan Chase Bank	—	(7,708)	(7,708)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,750	May 2020	JPMorgan Chase Bank	—	(3,521)	(3,521)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	49

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Brink's Company	1-Month USD LIBOR + 0.20%	Monthly	USD	34,350	May 2020	JPMorgan Chase Bank	—	$(46,297)	$(46,297)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,987	May 2020	JPMorgan Chase Bank	—	(3,352)	(3,352)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,068	May 2020	JPMorgan Chase Bank	—	(1,122)	(1,122)
Receive	Broadcom, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,864	May 2020	JPMorgan Chase Bank	—	(14,085)	(14,085)
Receive	Capital One Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,911	May 2020	JPMorgan Chase Bank	—	(69,350)	(69,350)
Receive	Capital One Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	707	May 2020	JPMorgan Chase Bank	—	(4,967)	(4,967)
Receive	Celgene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,898	May 2020	JPMorgan Chase Bank	—	(25,414)	(25,414)
Receive	Cisco Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,291	May 2020	JPMorgan Chase Bank	—	26,295	26,295
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPMorgan Chase Bank	—	(983)	(983)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,400	May 2020	JPMorgan Chase Bank	—	(551)	(551)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,359	May 2020	JPMorgan Chase Bank	—	(535)	(535)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,294	May 2020	JPMorgan Chase Bank	—	(1,324)	(1,324)
Receive	Comcast Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	33,706	May 2020	JPMorgan Chase Bank	—	(110,091)	(110,091)
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.50%	Monthly	USD	8,338	May 2020	JPMorgan Chase Bank	—	(1,965)	(1,965)
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.50%	Monthly	USD	7,880	May 2020	JPMorgan Chase Bank	—	(1,850)	(1,850)
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.50%	Monthly	USD	3,564	May 2020	JPMorgan Chase Bank	—	(837)	(837)
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	27,523	May 2020	JPMorgan Chase Bank	—	65,273	65,273
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,549	May 2020	JPMorgan Chase Bank	—	57,754	57,754
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,965	May 2020	JPMorgan Chase Bank	—	30,029	30,029
50	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	21,479	May 2020	JPMorgan Chase Bank	—	$261,756	$261,756
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,278	May 2020	JPMorgan Chase Bank	—	186,464	186,464
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,460	May 2020	JPMorgan Chase Bank	—	17,766	17,766
Receive	First Citizens, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,200	May 2020	JPMorgan Chase Bank	—	26,227	26,227
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,781	May 2020	JPMorgan Chase Bank	—	(201,976)	(201,976)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,682	May 2020	JPMorgan Chase Bank	—	(19,543)	(19,543)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,901	May 2020	JPMorgan Chase Bank	—	(20,296)	(20,296)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,726	May 2020	JPMorgan Chase Bank	—	(57,536)	(57,536)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,918	May 2020	JPMorgan Chase Bank	—	(8,629)	(8,629)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,289	May 2020	JPMorgan Chase Bank	—	(29,253)	(29,253)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,096	May 2020	JPMorgan Chase Bank	—	(11,201)	(11,201)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,763	May 2020	JPMorgan Chase Bank	—	(25,847)	(25,847)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,403	May 2020	JPMorgan Chase Bank	—	(9,670)	(9,670)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550	May 2020	JPMorgan Chase Bank	—	(5,601)	(5,601)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,835	May 2020	JPMorgan Chase Bank	—	7,435	7,435
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,728	May 2020	JPMorgan Chase Bank	—	(43,459)	(43,459)
Receive	Hilton Worldwide Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,922	May 2020	JPMorgan Chase Bank	—	(14,914)	(14,914)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,303	May 2020	JPMorgan Chase Bank	—	(579,174)	(579,174)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,623	May 2020	JPMorgan Chase Bank	—	(3,778)	(3,778)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,204	May 2020	JPMorgan Chase Bank	—	(833)	(833)
Receive	Inphi Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,353	May 2020	JPMorgan Chase Bank	—	(7,775)	(7,775)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	51

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	IPG Photonics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,354	May 2020	JPMorgan Chase Bank	—	$(39,141)	$(39,141)
Receive	IPG Photonics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,178	May 2020	JPMorgan Chase Bank	—	(19,578)	(19,578)
Receive	KeyCorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,495	May 2020	JPMorgan Chase Bank	—	541	541
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,722	May 2020	JPMorgan Chase Bank	—	(13,285)	(13,285)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,866	May 2020	JPMorgan Chase Bank	—	(7,048)	(7,048)
Receive	MaxLinear, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,882	May 2020	JPMorgan Chase Bank	—	(4,608)	(4,608)
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	18,447	May 2020	JPMorgan Chase Bank	—	6,466	6,466
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,442	May 2020	JPMorgan Chase Bank	—	(16,207)	(16,207)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,222	May 2020	JPMorgan Chase Bank	—	(23,592)	(23,592)
Receive	Mohawk Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,087	May 2020	JPMorgan Chase Bank	—	(272,559)	(272,559)
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	118,405	May 2020	JPMorgan Chase Bank	—	403,072	403,072
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	130	May 2020	JPMorgan Chase Bank	—	275	275
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,585	May 2020	JPMorgan Chase Bank	—	1,979	1,979
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,737	May 2020	JPMorgan Chase Bank	—	(52,974)	(52,974)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,464	May 2020	JPMorgan Chase Bank	—	(57,877)	(57,877)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	315,081	May 2020	JPMorgan Chase Bank	—	(36,300)	(36,300)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	319,914	May 2020	JPMorgan Chase Bank	—	(36,846)	(36,846)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	55,766	May 2020	JPMorgan Chase Bank	—	(6,419)	(6,419)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	27,884	May 2020	JPMorgan Chase Bank	—	(3,208)	(3,208)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	236,355	May 2020	JPMorgan Chase Bank	—	(27,176)	(27,176)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	24,885	May 2020	JPMorgan Chase Bank	—	(2,841)	(2,841)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	46,731	May 2020	JPMorgan Chase Bank	—	(5,333)	(5,333)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	74,742	May 2020	JPMorgan Chase Bank	—	(8,511)	(8,511)
52	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	92,706	May 2020	JPMorgan Chase Bank	—	$(10,552)	$(10,552)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	104,328	May 2020	JPMorgan Chase Bank	—	(11,876)	(11,876)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	102,798	May 2020	JPMorgan Chase Bank	—	(11,695)	(11,695)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	94,192	May 2020	JPMorgan Chase Bank	—	(10,710)	(10,710)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	106,455	May 2020	JPMorgan Chase Bank	—	(12,111)	(12,111)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	73,276	May 2020	JPMorgan Chase Bank	—	(8,313)	(8,313)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	76,693	May 2020	JPMorgan Chase Bank	—	(7,933)	(7,933)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	63,873	May 2020	JPMorgan Chase Bank	—	(6,671)	(6,671)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	39,407	May 2020	JPMorgan Chase Bank	—	(3,604)	(3,604)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	63,548	May 2020	JPMorgan Chase Bank	—	(5,481)	(5,481)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	72,163	May 2020	JPMorgan Chase Bank	—	(6,308)	(6,308)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	31,160	May 2020	JPMorgan Chase Bank	—	(2,650)	(2,650)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	34,443	May 2020	JPMorgan Chase Bank	—	(2,718)	(2,718)
Receive	Pinnacle Financial Partners, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,027	May 2020	JPMorgan Chase Bank	—	(1,421)	(1,421)
Receive	Priceline Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	897	May 2020	JPMorgan Chase Bank	—	73,060	73,060
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,759	May 2020	JPMorgan Chase Bank	—	(24,275)	(24,275)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,220	May 2020	JPMorgan Chase Bank	—	19,690	19,690
Receive	Shutterfly, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,092	May 2020	JPMorgan Chase Bank	—	6,181	6,181
Receive	SSE PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	116,392	May 2020	JPMorgan Chase Bank	—	168,719	168,719
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,976	May 2020	JPMorgan Chase Bank	—	15,824	15,824
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	700	May 2020	JPMorgan Chase Bank	—	(1,279)	(1,279)
Receive	Synchrony Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,009	May 2020	JPMorgan Chase Bank	—	(5,039)	(5,039)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,612	May 2020	JPMorgan Chase Bank	—	(5,285)	(5,285)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	53

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	TESARO, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,066	May 2020	JPMorgan Chase Bank	—	$(151,740)	$(151,740)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,000	May 2020	JPMorgan Chase Bank	—	(2,079)	(2,079)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,000	May 2020	JPMorgan Chase Bank	—	(30)	(30)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,382	May 2020	JPMorgan Chase Bank	—	23,766	23,766
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,631	May 2020	JPMorgan Chase Bank	—	1,180	1,180
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,629	May 2020	JPMorgan Chase Bank	—	1,184	1,184
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,704	May 2020	JPMorgan Chase Bank	—	949	949
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,629	May 2020	JPMorgan Chase Bank	—	1,190	1,190
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,704	May 2020	JPMorgan Chase Bank	—	967	967
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,852	May 2020	JPMorgan Chase Bank	—	485	485
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,353	May 2020	JPMorgan Chase Bank	—	356	356
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	19,110	May 2020	JPMorgan Chase Bank	—	5,025	5,025
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	23,886	May 2020	JPMorgan Chase Bank	—	6,300	6,300
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,150	May 2020	JPMorgan Chase Bank	—	4,752	4,752
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,547	May 2020	JPMorgan Chase Bank	—	124,611	124,611
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,055	May 2020	JPMorgan Chase Bank	—	(116,687)	(116,687)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,710	May 2020	JPMorgan Chase Bank	—	1,583	1,583
Receive	Wix.com, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,599	May 2020	JPMorgan Chase Bank	—	(5,412)	(5,412)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,777	May 2020	JPMorgan Chase Bank	—	(32,176)	(32,176)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,489	May 2020	JPMorgan Chase Bank	—	(172,762)	(172,762)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	442	May 2020	JPMorgan Chase Bank	—	(2,098)	(2,098)
54	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Zions Bancorporation	1-Month USD LIBOR + 0.20%	Monthly	USD	1,540	May 2020	JPMorgan Chase Bank	—	$2,760	$2,760
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	Morgan Stanley and Company International	—	(38,837)	(38,837)
Receive	Aedas Homes SL	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,086	May 2020	Morgan Stanley and Company International	—	(8,016)	(8,016)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	55,586	May 2020	Morgan Stanley and Company International	—	(14,714)	(14,714)
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	56,216	May 2020	Morgan Stanley and Company International	—	(115,190)	(115,190)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	735	May 2020	Morgan Stanley and Company International	—	(16)	(16)
Receive	Akamai Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,779	May 2020	Morgan Stanley and Company International	—	(709)	(709)
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,423	May 2020	Morgan Stanley and Company International	—	(1,278)	(1,278)
Receive	Allergan PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	962	May 2020	Morgan Stanley and Company International	—	(12,586)	(12,586)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	800	May 2020	Morgan Stanley and Company International	—	(1,188)	(1,188)
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	2,411	May 2020	Morgan Stanley and Company International	—	(7,023)	(7,023)
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	2,409	May 2020	Morgan Stanley and Company International	—	(1,294)	(1,294)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	55,749	May 2020	Morgan Stanley and Company International	—	87,829	87,829
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	Morgan Stanley and Company International	—	(12,312)	(12,312)
Receive	ams AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	4,701	May 2020	Morgan Stanley and Company International	—	(101,544)	(101,544)
Receive	ams AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	2,705	May 2020	Morgan Stanley and Company International	—	(58,440)	(58,440)
Receive	Anhui Conch Cement Company, Ltd.	1-Month USD LIBOR + 1.20%	Monthly	USD	270,100	May 2020	Morgan Stanley and Company International	—	68,559	68,559
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	55

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,091	May 2020	Morgan Stanley and Company International	—	$11,271	$11,271
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	548	May 2020	Morgan Stanley and Company International	—	3,003	3,003
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,849	May 2020	Morgan Stanley and Company International	—	(57,853)	(57,853)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,300	May 2020	Morgan Stanley and Company International	—	15,765	15,765
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,693	May 2020	Morgan Stanley and Company International	—	(1,930)	(1,930)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,022	May 2020	Morgan Stanley and Company International	—	(2,108)	(2,108)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	20,172	May 2020	Morgan Stanley and Company International	—	(10,562)	(10,562)
Receive	Atento SA	1-Month USD LIBOR - 3.22%	Monthly	USD	3,952	May 2020	Morgan Stanley and Company International	—	(2,056)	(2,056)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	5,147	May 2020	Morgan Stanley and Company International	—	(2,698)	(2,698)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	Morgan Stanley and Company International	—	(762)	(762)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	2,204	May 2020	Morgan Stanley and Company International	—	(1,156)	(1,156)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,579	May 2020	Morgan Stanley and Company International	—	(828)	(828)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	185	May 2020	Morgan Stanley and Company International	—	(97)	(97)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,208	May 2020	Morgan Stanley and Company International	—	(2,206)	(2,206)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	8,400	May 2020	Morgan Stanley and Company International	—	(4,404)	(4,404)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,841	May 2020	Morgan Stanley and Company International	—	(2,017)	(2,017)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	688	May 2020	Morgan Stanley and Company International	—	(361)	(361)
56	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	417	May 2020	Morgan Stanley and Company International	—	$(219)	$(219)
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,656	May 2020	Morgan Stanley and Company International	—	(22,220)	(22,220)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	32,311	May 2020	Morgan Stanley and Company International	—	(80,336)	(80,336)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,310	May 2020	Morgan Stanley and Company International	—	(28,122)	(28,122)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,679	May 2020	Morgan Stanley and Company International	—	(116,068)	(116,068)
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,383	May 2020	Morgan Stanley and Company International	—	53,171	53,171
Receive	Banca Farmafactoring SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	9,445	May 2020	Morgan Stanley and Company International	—	(2,699)	(2,699)
Receive	Banca Farmafactoring SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	55,456	May 2020	Morgan Stanley and Company International	—	(18,108)	(18,108)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	96,400	May 2020	Morgan Stanley and Company International	—	(9,012)	(9,012)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,035	May 2020	Morgan Stanley and Company International	—	(2,413)	(2,413)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,041	May 2020	Morgan Stanley and Company International	—	(1,666)	(1,666)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,033	May 2020	Morgan Stanley and Company International	—	4,353	4,353
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,217	May 2020	Morgan Stanley and Company International	—	2,936	2,936
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,034	May 2020	Morgan Stanley and Company International	—	2,870	2,870
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,967	May 2020	Morgan Stanley and Company International	—	7,495	7,495
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,935	May 2020	Morgan Stanley and Company International	—	3,185	3,185
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,880	May 2020	Morgan Stanley and Company International	—	6,031	6,031
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	57

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	22,982	May 2020	Morgan Stanley and Company International	—	$11,118	$11,118
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	90,382	May 2020	Morgan Stanley and Company International	—	18,898	18,898
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,740	May 2020	Morgan Stanley and Company International	—	1,006	1,006
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,614	May 2020	Morgan Stanley and Company International	—	89,959	89,959
Receive	Blackbaud, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,806	May 2020	Morgan Stanley and Company International	—	(6,088)	(6,088)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,446	May 2020	Morgan Stanley and Company International	—	2,701	2,701
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,000	May 2020	Morgan Stanley and Company International	—	12,542	12,542
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,000	May 2020	Morgan Stanley and Company International	—	3,920	3,920
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	47,401	May 2020	Morgan Stanley and Company International	—	(474,286)	(474,286)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,000	May 2020	Morgan Stanley and Company International	—	(68,297)	(68,297)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	17,546	May 2020	Morgan Stanley and Company International	—	(941)	(941)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	111,026	May 2020	Morgan Stanley and Company International	—	(5,955)	(5,955)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	28,742	May 2020	Morgan Stanley and Company International	—	(1,548)	(1,548)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	28,334	May 2020	Morgan Stanley and Company International	—	(1,526)	(1,526)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	25,208	May 2020	Morgan Stanley and Company International	—	(1,358)	(1,358)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	98,144	May 2020	Morgan Stanley and Company International	—	(5,285)	(5,285)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	3,699	May 2020	Morgan Stanley and Company International	—	(7,582)	(7,582)
58	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	4,500	May 2020	Morgan Stanley and Company International	—	$(8,808)	$(8,808)
Receive	Broadcom, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,384	May 2020	Morgan Stanley and Company International	—	(48,955)	(48,955)
Receive	Broadcom, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,227	May 2020	Morgan Stanley and Company International	—	(25,172)	(25,172)
Receive	Cardinal Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	39,685	May 2020	Morgan Stanley and Company International	—	67,416	67,416
Receive	Cisco Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,757	May 2020	Morgan Stanley and Company International	—	11,092	11,092
Receive	Cognizant Technology Solutions Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,576	May 2020	Morgan Stanley and Company International	—	(2,210)	(2,210)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,596	May 2020	Morgan Stanley and Company International	—	2,990	2,990
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,858	May 2020	Morgan Stanley and Company International	—	9,029	9,029
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,792	May 2020	Morgan Stanley and Company International	—	6,479	6,479
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,102	May 2020	Morgan Stanley and Company International	—	(2,750)	(2,750)
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.75%	Monthly	USD	13,568	May 2020	Morgan Stanley and Company International	—	6,666	6,666
Receive	Costar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	747	May 2020	Morgan Stanley and Company International	—	(1,305)	(1,305)
Receive	Delivery Hero AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	9,998	May 2020	Morgan Stanley and Company International	—	3,067	3,067
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,222	May 2020	Morgan Stanley and Company International	—	1,885	1,885
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,552	May 2020	Morgan Stanley and Company International	—	925	925
Receive	Edison International	1-Month USD LIBOR + 0.50%	Monthly	USD	26,189	May 2020	Morgan Stanley and Company International	—	23,547	23,547
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	59

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Edison International	1-Month USD LIBOR + 0.50%	Monthly	USD	7,332	May 2020	Morgan Stanley and Company International	—	$6,590	$6,590
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	Morgan Stanley and Company International	—	(10,519)	(10,519)
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.50%	Monthly	USD	874	May 2020	Morgan Stanley and Company International	—	712	712
Receive	Envision Healthcare Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	21,674	May 2020	Morgan Stanley and Company International	—	(24,696)	(24,696)
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,617	May 2020	Morgan Stanley and Company International	—	(8,698)	(8,698)
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,488	May 2020	Morgan Stanley and Company International	—	(22,112)	(22,112)
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,883	May 2020	Morgan Stanley and Company International	—	13,571	13,571
Receive	Expedia, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,587	May 2020	Morgan Stanley and Company International	—	88,754	88,754
Receive	Fabrinet	1-Month USD LIBOR + 0.50%	Monthly	USD	15,845	May 2020	Morgan Stanley and Company International	—	(32,216)	(32,216)
Receive	FANUC Corp.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	2,330	May 2020	Morgan Stanley and Company International	—	(59,012)	(59,012)
Receive	FANUC Corp.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	3,850	May 2020	Morgan Stanley and Company International	—	(97,509)	(97,509)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,544	May 2020	Morgan Stanley and Company International	—	100,207	100,207
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,351	May 2020	Morgan Stanley and Company International	—	40,389	40,389
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,058	May 2020	Morgan Stanley and Company International	—	22,373	22,373
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,560	May 2020	Morgan Stanley and Company International	—	(108,305)	(108,305)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,559	May 2020	Morgan Stanley and Company International	—	(108,301)	(108,301)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,993	May 2020	Morgan Stanley and Company International	—	(9,322)	(9,322)
60	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,163	May 2020	Morgan Stanley and Company International	—	$(3,622)	$(3,622)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,067	May 2020	Morgan Stanley and Company International	—	(12,667)	(12,667)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	Morgan Stanley and Company International	—	(4,526)	(4,526)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,905	May 2020	Morgan Stanley and Company International	—	(9,048)	(9,048)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,263	May 2020	Morgan Stanley and Company International	—	(22,622)	(22,622)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,163	May 2020	Morgan Stanley and Company International	—	(3,622)	(3,622)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,162	May 2020	Morgan Stanley and Company International	—	(3,619)	(3,619)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,162	May 2020	Morgan Stanley and Company International	—	(3,619)	(3,619)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,163	May 2020	Morgan Stanley and Company International	—	(3,622)	(3,622)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,486	May 2020	Morgan Stanley and Company International	—	(10,858)	(10,858)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,486	May 2020	Morgan Stanley and Company International	—	(10,858)	(10,858)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	40,481	May 2020	Morgan Stanley and Company International	—	(126,100)	(126,100)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,979	May 2020	Morgan Stanley and Company International	—	(9,280)	(9,280)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,391	May 2020	Morgan Stanley and Company International	—	(19,806)	(19,806)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,454	May 2020	Morgan Stanley and Company International	—	(63,377)	(63,377)
Receive	Genesee & Wyoming, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,084	May 2020	Morgan Stanley and Company International	—	(3,604)	(3,604)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,054	May 2020	Morgan Stanley and Company International	—	11,521	11,521
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	61

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,146	May 2020	Morgan Stanley and Company International	—	$29,636	$29,636
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	Morgan Stanley and Company International	—	7,909	7,909
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	Morgan Stanley and Company International	—	7,911	7,911
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,954	May 2020	Morgan Stanley and Company International	—	4,817	4,817
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	8,080	May 2020	Morgan Stanley and Company International	—	20,211	20,211
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	13,120	May 2020	Morgan Stanley and Company International	—	32,819	32,819
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	4,250	May 2020	Morgan Stanley and Company International	—	10,647	10,647
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,215	May 2020	Morgan Stanley and Company International	—	(29,306)	(29,306)
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,851	May 2020	Morgan Stanley and Company International	—	(16,792)	(16,792)
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,382	May 2020	Morgan Stanley and Company International	—	(21,587)	(21,587)
Receive	Huron Consulting Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,062	May 2020	Morgan Stanley and Company International	—	(5,772)	(5,772)
Receive	Huron Consulting Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,687	May 2020	Morgan Stanley and Company International	—	(10,705)	(10,705)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	554	May 2020	Morgan Stanley and Company International	—	740	740
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,734	May 2020	Morgan Stanley and Company International	—	(30,337)	(30,337)
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,416	May 2020	Morgan Stanley and Company International	—	(25,167)	(25,167)
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,551	May 2020	Morgan Stanley and Company International	—	(45,309)	(45,309)
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,956	May 2020	Morgan Stanley and Company International	—	(7,659)	(7,659)
62	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	37,558	May 2020	Morgan Stanley and Company International	—	$(147,209)	$(147,209)
Receive	Infinera Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	45,744	May 2020	Morgan Stanley and Company International	—	30,480	30,480
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	61,469	May 2020	Morgan Stanley and Company International	—	7,072	7,072
Receive	Integrated Device Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,546	May 2020	Morgan Stanley and Company International	—	(5,486)	(5,486)
Receive	iRobot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,461	May 2020	Morgan Stanley and Company International	—	(6,258)	(6,258)
Receive	Itron, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,182	May 2020	Morgan Stanley and Company International	—	(59,628)	(59,628)
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,897	May 2020	Morgan Stanley and Company International	—	1,822	1,822
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	929	May 2020	Morgan Stanley and Company International	—	71	71
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,000	May 2020	Morgan Stanley and Company International	—	229	229
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,000	May 2020	Morgan Stanley and Company International	—	305	305
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,500	May 2020	Morgan Stanley and Company International	—	267	267
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,828	May 2020	Morgan Stanley and Company International	—	444	444
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,225	May 2020	Morgan Stanley and Company International	—	(2,055)	(2,055)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	31,457	May 2020	Morgan Stanley and Company International	—	(20,017)	(20,017)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	52,729	May 2020	Morgan Stanley and Company International	—	(33,598)	(33,598)
Receive	KeyCorp	1-Month USD LIBOR + 0.50%	Monthly	USD	13,397	May 2020	Morgan Stanley and Company International	—	(1,621)	(1,621)
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,275	May 2020	Morgan Stanley and Company International	—	(9,462)	(9,462)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	63

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,032	May 2020	Morgan Stanley and Company International	—	$(7,649)	$(7,649)
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	478	May 2020	Morgan Stanley and Company International	—	(3,549)	(3,549)
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,505	May 2020	Morgan Stanley and Company International	—	(18,623)	(18,623)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,644	May 2020	Morgan Stanley and Company International	—	30,924	30,924
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	Morgan Stanley and Company International	—	7,622	7,622
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	Morgan Stanley and Company International	—	17,626	17,626
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	Morgan Stanley and Company International	—	10,114	10,114
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	Morgan Stanley and Company International	—	9,175	9,175
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	Morgan Stanley and Company International	—	4,984	4,984
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	8,091	8,091
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	Morgan Stanley and Company International	—	12,137	12,137
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	Morgan Stanley and Company International	—	16,182	16,182
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	Morgan Stanley and Company International	—	4,046	4,046
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	8,091	8,091
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	Morgan Stanley and Company International	—	28,319	28,319
Receive	LabCorp	1-Month USD LIBOR + 0.50%	Monthly	USD	5,904	May 2020	Morgan Stanley and Company International	—	23,414	23,414
Receive	Localiza Rent a Car SA	1-Month USD LIBOR + 0.75%	Monthly	USD	12,100	May 2020	Morgan Stanley and Company International	—	(6,093)	(6,093)
64	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Localiza Rent a Car SA	1-Month USD LIBOR + 0.75%	Monthly	USD	24,100	May 2020	Morgan Stanley and Company International	—	$(12,136)	$(12,136)
Receive	Loxo Oncology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	33,680	May 2020	Morgan Stanley and Company International	—	(265,206)	(265,206)
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,851	May 2020	Morgan Stanley and Company International	—	(40,957)	(40,957)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,710	May 2020	Morgan Stanley and Company International	—	(52,245)	(52,245)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,321	May 2020	Morgan Stanley and Company International	—	(4,087)	(4,087)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	19,172	May 2020	Morgan Stanley and Company International	—	(33,724)	(33,724)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,104	May 2020	Morgan Stanley and Company International	—	(8,979)	(8,979)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,532	May 2020	Morgan Stanley and Company International	—	(2,695)	(2,695)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,124	May 2020	Morgan Stanley and Company International	—	(10,774)	(10,774)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,551	May 2020	Morgan Stanley and Company International	—	(4,488)	(4,488)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	12,292	May 2020	Morgan Stanley and Company International	—	48,444	48,444
Receive	MaxLinear, Inc. Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	27,938	May 2020	Morgan Stanley and Company International	—	(21,967)	(21,967)
Receive	MaxLinear, Inc. Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	1,601	May 2020	Morgan Stanley and Company International	—	(1,254)	(1,254)
Receive	McKesson Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,055	May 2020	Morgan Stanley and Company International	—	182,745	182,745
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,890	May 2020	Morgan Stanley and Company International	—	(26,331)	(26,331)
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	787	May 2020	Morgan Stanley and Company International	—	(10,954)	(10,954)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	2,098	May 2020	Morgan Stanley and Company International	—	$(29,200)	$(29,200)
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,312	May 2020	Morgan Stanley and Company International	—	(18,255)	(18,255)
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,574	May 2020	Morgan Stanley and Company International	—	(21,896)	(21,896)
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,050	May 2020	Morgan Stanley and Company International	—	(14,603)	(14,603)
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,836	May 2020	Morgan Stanley and Company International	—	(25,518)	(25,518)
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,835	May 2020	Morgan Stanley and Company International	—	(25,498)	(25,498)
Receive	Metro Bank PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	7,255	May 2020	Morgan Stanley and Company International	—	(15,256)	(15,256)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	146,294	May 2020	Morgan Stanley and Company International	—	(124,625)	(124,625)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,000	May 2020	Morgan Stanley and Company International	—	(4,284)	(4,284)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,617	May 2020	Morgan Stanley and Company International	—	(7,044)	(7,044)
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,411	May 2020	Morgan Stanley and Company International	—	(12,406)	(12,406)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,779	May 2020	Morgan Stanley and Company International	—	(138,429)	(138,429)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,787	May 2020	Morgan Stanley and Company International	—	(332)	(332)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,782	May 2020	Morgan Stanley and Company International	—	(156)	(156)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,633	May 2020	Morgan Stanley and Company International	—	(93)	(93)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,837	May 2020	Morgan Stanley and Company International	—	2,236	2,236
Receive	Mylan NV	1-Month USD LIBOR + 0.50%	Monthly	USD	2,527	May 2020	Morgan Stanley and Company International	—	(5,128)	(5,128)
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,731	May 2020	Morgan Stanley and Company International	—	$(8,823)	$(8,823)
Receive	Nordea Bank AB	1-Month SEK STIBOR + 0.50%	Monthly	SEK	70,702	May 2020	Morgan Stanley and Company International	—	(338)	(338)
Receive	Nordea Bank AB	1-Month SEK STIBOR	Monthly	SEK	73,997	May 2020	Morgan Stanley and Company International	—	—	—
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,557	May 2020	Morgan Stanley and Company International	—	(10,699)	(10,699)
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 1.00%	Monthly	USD	944	May 2020	Morgan Stanley and Company International	—	4	4
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	88,871	May 2020	Morgan Stanley and Company International	—	90,554	90,554
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,339	May 2020	Morgan Stanley and Company International	—	5,864	5,864
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,721	May 2020	Morgan Stanley and Company International	—	7,147	7,147
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,302	May 2020	Morgan Stanley and Company International	—	2,788	2,788
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,313	May 2020	Morgan Stanley and Company International	—	1,264	1,264
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,297	May 2020	Morgan Stanley and Company International	—	6,196	6,196
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,853	May 2020	Morgan Stanley and Company International	—	1,465	1,465
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,689	May 2020	Morgan Stanley and Company International	—	3,703	3,703
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,229	May 2020	Morgan Stanley and Company International	—	1,241	1,241
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,938	May 2020	Morgan Stanley and Company International	—	753	753
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,229	May 2020	Morgan Stanley and Company International	—	1,259	1,259
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,313	May 2020	Morgan Stanley and Company International	—	2,863	2,863
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,097	May 2020	Morgan Stanley and Company International	—	$(269)	$(269)
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,351	May 2020	Morgan Stanley and Company International	—	(2,290)	(2,290)
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,069	May 2020	Morgan Stanley and Company International	—	(1,732)	(1,732)
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,365	May 2020	Morgan Stanley and Company International	—	(2,539)	(2,539)
Receive	Petrobras Argentina SA, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	78,511	May 2020	Morgan Stanley and Company International	—	52,173	52,173
Receive	Petrobras Argentina SA, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	29,396	May 2020	Morgan Stanley and Company International	—	16,453	16,453
Receive	Pinnacle Financial Partners, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,526	May 2020	Morgan Stanley and Company International	—	151	151
Receive	Pinnacle Financial Partners, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,468	May 2020	Morgan Stanley and Company International	—	(6,293)	(6,293)
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	111,540	May 2020	Morgan Stanley and Company International	—	112,341	112,341
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	39,827	May 2020	Morgan Stanley and Company International	—	(1,042,464)	(1,042,464)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	3,601	May 2020	Morgan Stanley and Company International	—	(94,144)	(94,144)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	38,672	May 2020	Morgan Stanley and Company International	—	14,188	14,188
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	15,380	May 2020	Morgan Stanley and Company International	—	6,096	6,096
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	15,380	May 2020	Morgan Stanley and Company International	—	6,096	6,096
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	30,914	May 2020	Morgan Stanley and Company International	—	12,216	12,216
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	15,226	May 2020	Morgan Stanley and Company International	—	6,035	6,035
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,271	May 2020	Morgan Stanley and Company International	—	(27,897)	(27,897)
68	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,348	May 2020	Morgan Stanley and Company International	—	$(31,996)	$(31,996)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,453	May 2020	Morgan Stanley and Company International	—	(17,051)	(17,051)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	Morgan Stanley and Company International	—	(10,639)	(10,639)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,227	May 2020	Morgan Stanley and Company International	—	(23,768)	(23,768)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,492	May 2020	Morgan Stanley and Company International	—	(5,671)	(5,671)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	118	May 2020	Morgan Stanley and Company International	—	(1,779)	(1,779)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,909	May 2020	Morgan Stanley and Company International	—	(8,311)	(8,311)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,778	May 2020	Morgan Stanley and Company International	—	23,644	23,644
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,578	May 2020	Morgan Stanley and Company International	—	6,190	6,190
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	48,604	May 2020	Morgan Stanley and Company International	—	35,056	35,056
Receive	Simon Property Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,929	May 2020	Morgan Stanley and Company International	—	25,609	25,609
Receive	Sino Biopharmaceutical, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	33,000	May 2020	Morgan Stanley and Company International	—	1,455	1,455
Receive	Skechers U.S.A., Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	39,998	May 2020	Morgan Stanley and Company International	—	(560,290)	(560,290)
Receive	SLM Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	62,566	May 2020	Morgan Stanley and Company International	—	(8,769)	(8,769)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,476	May 2020	Morgan Stanley and Company International	—	(32,912)	(32,912)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,489	May 2020	Morgan Stanley and Company International	—	(1,720)	(1,720)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.50%	Monthly	USD	109,357	May 2020	Morgan Stanley and Company International	—	151,559	151,559
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	69

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,379	May 2020	Morgan Stanley and Company International	—	$689	$689
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,935	May 2020	Morgan Stanley and Company International	—	584	584
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,580	May 2020	Morgan Stanley and Company International	—	800	800
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	662	May 2020	Morgan Stanley and Company International	—	209	209
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,750	May 2020	Morgan Stanley and Company International	—	1,895	1,895
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	24,718	May 2020	Morgan Stanley and Company International	—	(63,306)	(63,306)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,912	May 2020	Morgan Stanley and Company International	—	(25,385)	(25,385)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,062	May 2020	Morgan Stanley and Company International	—	(23,199)	(23,199)
Receive	Tesla Motors, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,988	May 2020	Morgan Stanley and Company International	—	(15,155)	(15,155)
Receive	Teva Pharmaceutical Finance Netherlands III BV	1-Month USD LIBOR + 0.50%	Monthly	USD	2,280	May 2020	Morgan Stanley and Company International	—	(251)	(251)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,000	May 2020	Morgan Stanley and Company International	—	(7,623)	(7,623)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	88,075	May 2020	Morgan Stanley and Company International	—	(257,405)	(257,405)
Receive	Trade Desk, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	26,933	May 2020	Morgan Stanley and Company International	—	(41,567)	(41,567)
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	Morgan Stanley and Company International	—	(100)	(100)
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,300	May 2020	Morgan Stanley and Company International	—	(110,160)	(110,160)
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,123	May 2020	Morgan Stanley and Company International	—	(114,552)	(114,552)
70	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	WageWorks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,922	May 2020	Morgan Stanley and Company International	—	$(93,248)	$(93,248)
Receive	WageWorks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,759	May 2020	Morgan Stanley and Company International	—	(11,729)	(11,729)
Receive	Walgreens Boots Alliance, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,568	May 2020	Morgan Stanley and Company International	—	1,076	1,076
Receive	Wex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,344	May 2020	Morgan Stanley and Company International	—	(512)	(512)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	1,664	May 2020	Morgan Stanley and Company International	—	(3,905)	(3,905)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	22,919	May 2020	Morgan Stanley and Company International	—	(8,543)	(8,543)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	18,786	May 2020	Morgan Stanley and Company International	—	(7,003)	(7,003)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	502	May 2020	Morgan Stanley and Company International	—	(68)	(68)
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,083	May 2020	Morgan Stanley and Company International	—	8,289	8,289
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	Morgan Stanley and Company International	—	21,240	21,240
Receive	Zions Bancorporation	1-Month USD LIBOR + 0.50%	Monthly	USD	11,211	May 2020	Morgan Stanley and Company International	—	16,064	16,064
								$1,086,149	$(5,466,929)	$(4,380,780)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	71

KRW	Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $636,811,778. Net unrealized appreciation aggregated to $28,790,315, of which $55,868,140 related to gross unrealized appreciation and $27,077,825 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
72	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $629,179,553)	$669,503,784
Receivable for futures variation margin	583,119
Unrealized appreciation on forward foreign currency contracts	819,660
Swap contracts, at value (including net unamortized upfront payment on swaps $1,088,182)	10,917,316
Cash	57,755,686
Foreign currency, at value (Cost $1,185,280)	1,132,526
Cash held at broker for futures contracts	228,618
Cash segregated at custodian for OTC derivative contracts	723,000
Receivable for investments sold	4,924,367
Receivable for fund shares sold	1,504,241
Dividends and interest receivable	1,049,753
Other receivables and prepaid expenses	83,877
Total assets	749,225,947
Liabilities
Unrealized depreciation on forward foreign currency contracts	147,925
Written options, at value (premium received $1,247,768)	463,637
Swap contracts, at value (net unamortized upfront payment on swaps $287,778)	15,609,563
Payable for collateral on OTC derivatives	1,460,000
Foreign capital gains tax payable	21,356
Payable for investments purchased	15,881,874
Payable for fund shares repurchased	588,325
Payable to affiliates
Accounting and legal services fees	74,156
Transfer agent fees	53,556
Trustees' fees	1,303
Other liabilities and accrued expenses	191,104
Total liabilities	34,492,799
Net assets	$714,733,148
Net assets consist of
Paid-in capital	$672,845,291
Accumulated net investment loss	(13,037,780)
Accumulated net realized gain (loss) on investments, futures contracts, options written, foreign currency transactions and swap contracts	18,096,497
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, translation of assets and liabilities in foreign currencies and swap contracts	36,829,140
Net assets	$714,733,148

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       73

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($20,731,859 ÷ 1,865,913 shares)[1]	$11.11
Class C ($12,563,190 ÷ 1,160,867 shares)[1]	$10.82
Class I ($525,260,308 ÷ 46,545,094 shares)	$11.28
Class R6 ($14,382,492 ÷ 1,265,623 shares)	$11.36
Class NAV ($141,795,299 ÷ 12,478,600 shares)	$11.36
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       74

STATEMENT OF OPERATIONS   For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$4,475,567
Interest	1,542,594
Less foreign taxes withheld	(216,190)
Total investment income	5,801,971
Expenses
Investment management fees	4,954,385
Distribution and service fees	92,935
Accounting and legal services fees	75,021
Transfer agent fees	285,378
Trustees' fees	6,350
State registration fees	35,596
Printing and postage	38,428
Professional fees	45,816
Custodian fees	141,883
Other	9,600
Total expenses	5,685,392
Less expense reductions	(28,818)
Net expenses	5,656,574
Net investment income	145,397
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	31,837,694 [1]
Futures contracts	(660,371)
Forward foreign currency contracts	(1,145,507)
Written options	559,446
Swap contracts	(8,430,937)
22,160,325
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(5,713,913)[2]
Futures contracts	737,600
Forward foreign currency contracts	455,069
Written options	(92,739)
Swap contracts	(6,716,012)
(11,329,995)
Net realized and unrealized gain	10,830,330
Increase in net assets from operations	$10,975,727

[1]	Net of India foreign taxes of $108,635.
[2]	Net of ($267,013) in deferred India foreign withholding taxes.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       75

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$145,397	($9,954,855)
Net realized gain	22,160,325	62,437,926
Change in net unrealized appreciation (depreciation)	(11,329,995)	25,879,864
Increase in net assets resulting from operations	10,975,727	78,362,935
Distributions to shareholders
From net realized gain
Class A	(1,668,359)	(8,982)
Class C	(966,403)	(6,334)
Class I	(34,773,974)	(190,572)
Class R6	(727,719)	(2,624)
Class NAV	(11,396,993)	(82,720)
Total distributions	(49,533,448)	(291,232)
From fund share transactions	103,747,409	(78,629,348)
Total increase (decrease)	65,189,688	(557,645)
Net assets
Beginning of period	649,543,460	650,101,105
End of period	$714,733,148	$649,543,460
Accumulated net investment loss	($13,037,780)	($13,183,177)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       76

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15		10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.82		$10.45	$10.81	$10.10		$10.00
Net investment loss[3]	(0.02)		(0.22)	(0.28)	(0.24)		(0.21)
Net realized and unrealized gain (loss) on investments	0.22		1.60	(0.03)	0.95		0.31
Total from investment operations	0.20		1.38	(0.31)	0.71		0.10
Less distributions
From net realized gain	(0.91)		(0.01)	(0.05)	—		—
Net asset value, end of period	$11.11		$11.82	$10.45	$10.81		$10.10
Total return (%)[4,5]	1.82	[6]	13.16	(2.94)	7.13		1.00	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$21		$22	$22	$16		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	[7,9]	3.86 [8]	4.22 [8]	3.43	[8]	4.29	[7,8]
Expenses including reductions	1.97	[7,9]	3.85 [8]	4.21 [8]	3.28	[8]	3.44	[7,8]
Net investment loss	(0.30	) [7]	(1.99)	(2.71)	(2.31)		(2.51	) [7]
Portfolio turnover (%)	83		485	403	396		375

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
[9]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       77

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15		10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.57		$10.30	$10.74	$10.10		$9.86
Net investment loss[3]	(0.06)		(0.29)	(0.35)	(0.32)		(0.15)
Net realized and unrealized gain (loss) on investments	0.22		1.57	(0.04)	0.96		0.39
Total from investment operations	0.16		1.28	(0.39)	0.64		0.24
Less distributions
From net realized gain	(0.91)		(0.01)	(0.05)	—		—
Net asset value, end of period	$10.82		$11.57	$10.30	$10.74		$10.10
Total return (%)[4,5]	1.50	[6]	12.38	(3.61)	6.34		2.43	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$12	$16	$9		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.68	[8,11]	4.56 [9]	4.93 [9]	4.34	[9]	10.15	[8,9]
Expenses including reductions	2.67	[8,11]	4.55 [9]	4.92 [9]	4.00	[9]	4.12	[8,9]
Net investment loss	(1.00	) [8]	(2.66)	(3.42)	(3.04)		(3.31	) [8]
Portfolio turnover (%)	83		485	403	396		375	[10]

[1]	Six months ended 4-30-18. Unaudited.
[2]	The inception date for Class C shares is 5-16-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
[10]	The portfolio turnover is shown for the period from 12-20-13 to 10-31-14.
[11]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       78

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15		10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.97		$10.55	$10.89	$10.13		$10.00
Net investment loss[3]	—		(0.19)	(0.25)	(0.21)		(0.19)
Net realized and unrealized gain (loss) on investments	0.22		1.62	(0.04)	0.97		0.32
Total from investment operations	0.22		1.43	(0.29)	0.76		0.13
Less distributions
From net realized gain	(0.91)		(0.01)	(0.05)	—		—
Net asset value, end of period	$11.28		$11.97	$10.55	$10.89		$10.13
Total return (%)[4]	1.97	[5]	13.51	(2.64)	7.50		1.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$525		$454	$422	$502		$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	[6,8]	3.54 [7]	3.87 [7]	3.00	[7]	3.16	[6,7]
Expenses including reductions	1.67	[6,8]	3.54 [7]	3.87 [7]	2.99	[7]	3.03	[6,7]
Net investment loss	0.02	[6]	(1.65)	(2.40)	(2.04)		(2.20	) [6]
Portfolio turnover (%)	83		485	403	396		375

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
[8]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       79

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15		10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.04		$10.60	$10.93	$10.16		$10.00
Net investment income (loss)[3]	0.01		(0.19)	(0.24)	(0.22)		(0.17)
Net realized and unrealized gain (loss) on investments	0.22		1.64	(0.04)	0.99		0.33
Total from investment operations	0.23		1.45	(0.28)	0.77		0.16
Less distributions
From net realized gain	(0.91)		(0.01)	(0.05)	—		—
Total distributions	(0.91)		(0.01)	(0.05)	—		—
Net asset value, end of period	$11.36		$12.04	$10.60	$10.93		$10.16
Total return (%)[4]	2.05	[5]	13.64	(2.54)	7.58		1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$9	$5	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	[7,9]	3.45 [8]	4.04 [8]	5.99	[8]	22.57	[78]
Expenses including reductions	1.58	[7,9]	3.44 [8]	4.01 [8]	3.03	[8]	2.84	[78]
Net investment income (loss)	0.17	[7]	(1.57)	(2.35)	(2.05)		(1.90	) [7]
Portfolio turnover (%)	83		485	403	396		375

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
[9]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       80

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15		10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.04		$10.60	$10.93	$10.16		$10.00
Net investment loss[3]	0.01		(0.17)	(0.24)	(0.20)		(0.17)
Net realized and unrealized gain (loss) on investments	0.22		1.62	(0.04)	0.97		0.33
Total from investment operations	0.23		1.45	(0.28)	0.77		0.16
Less distributions
From net realized gain	(0.91)		(0.01)	(0.05)	—		—
Net asset value, end of period	$11.36		$12.04	$10.60	$10.93		$10.16
Total return (%)[4]	2.05	[5]	13.64	(2.54)	7.58		1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$142		$152	$185	$230		$196
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	[6,8]	3.44 [7]	3.78 [7]	2.99	[7]	2.87	[6,7]
Expenses including reductions	1.56	[6,8]	3.43 [7]	3.77 [7]	2.99	[7]	2.85	[6,7]
Net investment loss	0.09	[6]	(1.54)	(2.30)	(1.82)		(1.91	) [6]
Portfolio turnover (%)	83		485	403	396		375

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
[8]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       81

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Seaport Long/Short Fund, formerly John Hancock Seaport Fund, (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Effective April 20, 2018, John Hancock Seaport Fund changed its name to John Hancock Seaport Long/Short Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ

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significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$28,203,284	$24,773,943	$3,287,605	$141,736
Consumer staples	560,564	—	560,564	—
Energy	40,599,863	37,517,803	3,082,060	—
Financials	117,228,793	35,389,616	81,839,177	—
Health care	108,411,353	70,222,334	37,763,525	425,494
Industrials	31,311,014	14,733,532	16,577,482	—
Information technology	74,481,629	59,713,340	14,768,289	—
Materials	17,975,369	12,445,172	5,530,197	—
Real estate	6,042,095	2,913,110	3,128,985	—
Telecommunication services	7,088,585	2,542,418	4,546,167	—
Utilities	15,249,736	7,170,143	8,079,593	—
Preferred securities
Financials	1,682,375	—	1,682,375	—
Utilities	697,494	305,188	392,306	—
Warrants	111,121	111,121	—	—
Purchased options	5,560,659	2,272,772	3,287,887	—
Term loans	375,489	—	375,489	—
Short-term investments	213,924,361	9,912,896	204,011,465	—
Total investments in securities	$669,503,784	$280,023,388	$388,913,166	$567,230

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	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$638,297	$638,297	—	—
Forward foreign currency contracts	819,660	—	$819,660	—
Swap contracts	10,917,316	—	10,917,316	—
Liabilities
Futures	(55,839)	(55,839)	—	—
Forward foreign currency contracts	(147,925)	—	(147,925)	—
Written options	(463,637)	(347,357)	(116,280)	—
Swap contracts	(15,609,563)	—	(15,609,563)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to

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an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018, were $2,248.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is

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managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2018, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with notional values ranging from $2.3 million to $20.0 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

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During the six months ended April 30, 2018, the fund used forward foreign currency contracts to manage against anticipated charges in currency exchange rates and gain exposure to foreign currency. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $45.6 million to $63.6 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2018, the fund used purchased options contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The fund held purchased options contracts with market values ranging from $2.8 million to $6.8 million, as measured at each quarter end.

During the six months ended April 30, 2018, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The fund held written options contracts with market values ranging from $464,000 to $1.4 million, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

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Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended April 30, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts approximately $11.8 million, as measured at each quarter end.

Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the six months ended April 30, 2018, the fund used total return swaps to manage equity exposure. The fund held total return swaps with total USD notional amounts ranging from $854.6 million to $939.8 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	$638,297	($55,839)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	819,660	(147,925)
Equity	Investments, at value*	Purchased options	5,082,781	—
Foreign currency	Investments, at value*	Purchased options	477,878	—
Equity	Written options, at value	Written options	—	(414,928)
Foreign currency	Written options, at value	Written options	—	(48,709)
Credit	Swap contracts, at value	Credit default swaps	—	(311,467)
Equity	Swap contracts, at value	Total return swaps	10,917,316	(15,298,096)
Total			$17,935,932	($16,276,964)
† Reflects cumulative appreciation/depreciation on futures as disclosed in the Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in the Fund's investments.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

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The table below reflects certain fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Foreign forward currency contracts	$819,660	($147,925)
Purchased options	3,287,887	—
Swaps	10,917,316	(15,609,563)
Written options	—	(116,280)
Totals	$15,024,863	($15,873,768)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
BNP Paribas SA	$90,486	—	—	$90,486
Citibank N.A.	(477)	—	—	(477)
Credit Suisse Securities	27,786	—	—	27,786
Deutsche Bank AG	2,740,051	—	$86,388,461	89,128,512
Goldman Sachs International	(702,564)	820,000	459,801	(1,062,763)
JPMorgan Chase Bank, N.A.	(691,946)	—	691,946	—
Morgan Stanley	(2,397,064)	480,000	2,877,064	—
State Street Bank and Trust Company	84,823	80,000	—	4,823
Totals	($848,905)	$1,380,000	$90,417,272	$88,188,367

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Investments and foreign currency transactions [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	($122,583)	($122,583)
Equity	$367,007	($660,371)	—	$590,613	(8,308,354)	(8,011,105)
Foreign currency	71,456	—	($1,145,507)	(31,167)	—	(1,105,218)
Total	$438,463	($660,371)	($1,145,507)	$559,446	($8,430,937)	($9,238,906)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	($50,328)	($50,328)
Equity	$1,160,707	$737,600	—	($250,039)	(6,665,684)	(5,017,416)
Foreign currency	(437,176)	—	$455,069	157,300	—	175,193
Total	$723,531	$737,600	$455,069	($92,739)	($6,716,012)	($4,892,551)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.500% of the first $250 million of the fund's average daily net assets and (b) 1.450% of the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above for the six months ended April 30, 2018 amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$846	Class R6	$475
Class C	538	Class NAV	6,313
Class I	20,646	Total	$28,818

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 1.46% of the fund's average daily net assets.

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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 2b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42,759 for the six months ended April 30, 2018. Of this amount, $6,950 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,384 was paid as sales commissions to broker-dealers and $1,425 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $4,791 and $201 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$29,887	$10,779
Class C	63,048	6,823
Class I	—	267,101
Class R6	—	675
Total	$92,935	$285,378

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       91

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	998,630	$11,487,084	1,435,224	$16,493,089
Distributions reinvested	79,895	874,846	649	6,767
Repurchased	(1,105,051)	(12,348,426)	(1,690,702)	(18,446,567)
Net decrease	(26,526)	$13,504	(254,829)	($1,946,711)
Class C shares
Sold	194,209	$2,157,911	470,293	$5,166,250
Distributions reinvested	51,485	550,372	408	4,194
Repurchased	(144,435)	(1,593,077)	(985,206)	(10,542,546)
Net increase (decrease)	101,259	$1,115,206	(514,505)	($5,372,102)
Class I shares
Sold	11,900,952	$136,904,631	11,794,858	$133,873,732
Distributions reinvested	2,976,924	33,073,629	17,015	179,342
Repurchased	(6,244,047)	(71,179,228)	(13,882,032)	(153,920,403)
Net increase (decrease)	8,633,829	$98,799,032	(2,070,159)	($19,867,329)
Class R6 shares
Sold	513,202	$5,959,800	431,276	$5,004,000
Distributions reinvested	65,091	727,719	248	2,624
Repurchased	(71,873)	(846,826)	(140,476)	(1,681,445)
Net increase	506,420	$5,840,693	291,048	$3,325,179
Class NAV shares
Sold	76,556	$881,991	225,274	$2,581,818
Distributions reinvested	1,019,409	11,396,993	7,811	82,720
Repurchased	(1,230,755)	(14,300,010)	(5,048,715)	(57,432,923)
Net decrease	(134,790)	($2,021,026)	(4,815,630)	($54,768,385)
Total net increase (decrease)	9,080,192	$103,747,409	(7,364,075)	($78,629,348)

Affiliates of the fund owned 100% of shares of the fund of Class NAV on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $367,667,556 and $352,709,985, respectively, for the six months ended April 30, 2018.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       92

sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, funds within the John Hancock group of funds complex held 19.8% of the fund's net assets. John Hancock Funds II Alternative Asset Allocation Fund had an affiliate ownership of 5% or more at 7.3% of the fund's net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       93

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       94

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450498	437SA 4/18 6/18

John Hancock

Disciplined Value International Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period. Stocks in developed international markets hit a rough patch after macroeconomic data began to suggest that the growth many investors were hoping for may not be as robust as early indications had suggested, but advanced for the period nonetheless. Many emerging markets advanced overall, thanks in large part to a weaker U.S. dollar and continued economic improvement in developing markets.

One of the challenges investors will face in the coming months is navigating the continued normalization of monetary policy. Stronger economies will continue to prompt global central banks to dial back the stimulus they had injected into the financial system in the years following the financial crisis, and this less-accommodative stance may represent an adjustment for many markets.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
27	Notes to financial statements
36	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market-capitalization-weighted index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

1	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund's institutional class shares (first offered on 12-30-11), that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Most international stocks posted positive returns

The fund's benchmark, the MSCI EAFE Index, posted a positive overall return, despite elevated market volatility during the latter half of the period.

Stock picking in selected sectors weighed on relative performance

The fund underperformed relative to its benchmark, as stock selection in the information technology and consumer discretionary sectors weighed on relative results.

The fund's positioning in consumer staples and energy added value

Stock picking in the consumer staples sector aided relative results; in energy, the fund's overweight had a positive impact.

PORTFOLIO COMPOSITION AS OF 4/30/18 (%)

A note about risks

Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Foreign investing, especially in emerging and frontier markets, has additional risks, such as currency and market volatility and political and social instability. Large company stocks could fall out of favor. The stock prices of small and midsize companies can change more frequently and dramatically than those of large companies. Currency transactions and valuations are affected by fluctuations in exchange rates. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       3

Discussion of fund performance

An interview with Portfolio Manager Christopher K. Hart, CFA, Boston Partners

Christopher K. Hart, CFA
Portfolio Manager
Boston Partners

Most developed-market stocks outside North America posted modestly positive returns during the six months ended April 30, 2018. What factors were driving the market?

The fund's non-U.S. developed-market equity benchmark, the MSCI EAFE Index, accelerated higher through most of the first half of the period, but this upward momentum came to a jarring halt in late January and early February 2018, when the benchmark tumbled. This spike in volatility eased somewhat during the closing weeks of the period, although markets remained turbulent. Overall, the benchmark posted a 3.41% total return for the period. At the sector level, energy and consumer discretionary posted the strongest performance within the benchmark, while performance was weakest in telecommunication services and consumer staples.

Economic growth in international developed markets remained generally solid throughout the period. However, investor sentiment turned decidedly cautious after the U.S. Federal Reserve reiterated its commitment to further interest-rate increases, fueling concern that a possible acceleration in the transition away from accommodative U.S. monetary policies could curtail global growth.

While equity markets eventually resumed their upward trend, this comeback was brief, as a proposal to impose tariffs on certain Chinese goods by the administration of U.S. President Donald Trump heightened concerns that a potential trade war could weigh on global growth. Trade tensions involving the United States, China, and other global trading partners had a negative impact on stock performance, particularly in Japan.

Broadly speaking, a more fundamental explanation for the volatility during the latter half of the period was that many investors had come to view equities as overvalued following the benchmark's rise to a record high in late January 2018. In our view, the benchmark's subsequent pullback was a welcome event in that it helped clear some of the anxiety concerning the market's long-term rise; we viewed the pullback as a correction, and not the beginning of the end of a bull market trend.

How did the team manage the portfolio in this environment?

We are value investors, and our strategy remained focused on identifying dislocations between underlying fundamentals and equity valuations on an individual company basis. While external events do impact broad market performance, our strategy remains focused on bottom-up company analysis to uncover security mispricings, with stock selection usually driving the fund's performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       4

"Broadly speaking, a more fundamental explanation for the volatility during the latter half of the period was that many investors had come to view equities as overvalued..."

What factors affected relative performance at the sector and geographic levels?

Overall, stock picking detracted from the fund's performance relative to the benchmark, with the most significant negative impact in the information technology and consumer discretionary sectors. Security selection in the healthcare and materials sectors also significantly weighed on relative results.

Conversely, stock picking in consumer staples had a positive impact. In energy, the fund was overweight; this had a significantly positive impact on relative performance, as a sharp increase in crude oil prices during the period provided support to many energy stocks.

From a geographic standpoint, securities selection in the United Kingdom, Japan, and Continental Europe had a negative impact.

At the individual security level, which holdings detracted the most from performance?

Among the notable detractors in the information technology sector was the fund's out-of-benchmark position in Flex, Ltd., a U.S.-based technology manufacturing services company with multinational operations. Shares of Flex fell sharply after the company lowered its guidance of future earnings expectations, owing in part to a slower-than-expected timeline for achieving profitability in one of its newer business lines. A position in Alps Electric Company, Ltd., also was a

SECTOR COMPOSITION AS OF 4/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       5

significant detractor. Alps, a Japanese supplier of electronic components to Apple, Inc. (not held by the fund), and other customers, saw its shares fall amid concerns that China could retaliate against proposed U.S. trade tariffs by denying Apple access to components that Alps Electric manufactures in China.

Also weighing on relative results was the fund's position in Micro Focus International PLC, a U.K.-based business software company. Its shares declined after the company announced the resignation of its chief executive officer and warned that it would fall short of its revenue expectations. We subsequently sold the fund's position in Micro Focus during the period.

In the consumer discretionary sector, a position in U.K.-based theater chain Cineworld Group PLC weighed on relative results after the company announced plans to acquire U.S.-based Regal Entertainment Group (not held by the fund). Cineworld was not held by the benchmark, and we subsequently sold the fund's position during the period.

Which holdings had the biggest positive impact on the fund's relative performance?

Among the biggest contributors were positions in multinational energy companies Royal Dutch Shell PLC (Netherlands) and Total SA (France). Rising crude oil prices supported shares of both companies.

Another significant contributor was a position in Matsumotokiyoshi Holdings Company, Ltd., a Japanese retail pharmacy chain not held by the benchmark. Its shares rose after the company reported better-than-expected earnings results.

Other strong contributors included positions in business consultancy Capgemini SE (France) and reinsurance and specialty insurance provider Validus Holdings, Ltd. (Bermuda). Validus was not held by the benchmark, and we subsequently sold the fund's position during the period.

How was the fund positioned at the end of the period?

At the sector level, the fund's most significant overweights were in information technology and energy; the information technology overweight was driven in part by selected emerging-market

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Royal Dutch Shell PLC, A Shares	3.6
TOTAL SA	2.8
Capgemini SE	2.2
Roche Holding AG	2.2
Everest Re Group, Ltd.	2.0
Swiss Re AG	1.9
Nomad Foods, Ltd.	1.8
Atos SE	1.7
Aviva PLC	1.7
Fuji Electric Company, Ltd.	1.6
TOTAL	21.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       6

stocks, while the overweight in energy was concentrated in energy exploration and production companies.

The fund had the most significant underweights in the consumer discretionary and healthcare sectors. In consumer discretionary, we had a difficult time finding stocks in the automotive and luxury goods segments that ranked highly in our investment process. In healthcare, weak fundamentals and business momentum offset relatively attractive valuations, in our view. The fund also remained underweight in real estate, consumer staples, and utilities—sectors that we viewed as having generally unattractive valuations. From a regional perspective, the fund was overweight in the United Kingdom and underweight in Continental Europe.

MANAGED BY

Christopher K. Hart, CFA On the fund since 2011 Investing since 1991
Joshua M. Jones, CFA On the fund since 2013 Investing since 2004
Joseph F. Feeney, Jr., CFA On the fund since 2011 Investing since 1985

TOP 10 COUNTRIES AS OF 4/30/18 (%)

Japan	21.2
United Kingdom	16.8
France	12.1
Germany	8.3
United States	8.1
Switzerland	8.1
Netherlands	4.8
South Korea	4.4
Hong Kong	2.5
Bermuda	2.0
TOTAL	88.3
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Christopher K. Hart, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of Orix Corporation of Japan.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	5.11	5.39	8.58	-4.83	30.00	68.51
Class C2	8.93	5.97	9.05	-1.11	33.62	73.19
Class I2,3	11.03	6.72	9.66	0.33	38.42	79.42
Class R2[2,3]	10.61	6.46	9.45	0.24	36.75	77.25
Class R4[2,3]	10.90	6.65	9.61	0.36	37.98	78.85
Class R6[2,3]	11.13	6.80	9.73	0.42	38.97	80.12
Class NAV[2,3]	11.13	6.80	9.73	0.49	38.97	80.13
Index†	14.51	5.90	9.25	3.41	33.17	75.18

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.32	2.02	1.01	1.41	1.26	0.91	0.90
Net (%)	1.30	2.00	0.98	1.39	1.14	0.88	0.88

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value International Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-30-11	17,319	17,319	17,518
Class I2,3	12-30-11	17,942	17,942	17,518
Class R2[2,3]	12-30-11	17,725	17,725	17,518
Class R4[2,3]	12-30-11	17,885	17,885	17,518
Class R6[2,3]	12-30-11	18,012	18,012	17,518
Class NAV[2,3]	12-30-11	18,013	18,013	17,518

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-30-2011.
2	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund's institutional class shares (first offered on 12-30-11), that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,001.80	$6.40	1.29%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.46	1.29%
Class C	Actual expenses/actual returns	1,000.00	998.70	9.86	1.99%
	Hypothetical example for comparison purposes	1,000.00	1,014.90	9.94	1.99%
Class I	Actual expenses/actual returns	1,000.00	1,003.30	4.87	0.98%
	Hypothetical example for comparison purposes	1,000.00	1,019.90	4.91	0.98%
Class R2	Actual expenses/actual returns	1,000.00	1,002.40	6.85	1.38%
	Hypothetical example for comparison purposes	1,000.00	1,018.00	6.90	1.38%
Class R4	Actual expenses/actual returns	1,000.00	1,003.60	5.51	1.11%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.56	1.11%
Class R6	Actual expenses/actual returns	1,000.00	1,004.20	4.37	0.88%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.41	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	1,004.90	4.37	0.88%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.41	0.88%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 93.7%		$1,009,079,777
(Cost $971,826,396)
Australia 1.6%		16,990,331
BHP Billiton, Ltd.	247,084	5,764,284
Syrah Resources, Ltd. (A)(B)	1,902,184	4,554,204
Woodside Petroleum, Ltd.	275,315	6,671,843
Belgium 0.8%		8,627,486
Ageas	161,284	8,627,486
Bermuda 2.0%		21,464,273
Everest Re Group, Ltd.	92,252	21,464,273
Brazil 0.4%		4,625,725
Minerva SA (A)	1,976,200	4,625,725
Canada 1.5%		16,648,619
Husky Energy, Inc.	517,875	7,244,079
Nutrien, Ltd.	206,557	9,404,540
China 0.9%		9,514,514
China Construction Bank Corp., H Shares	5,147,000	5,392,298
Vipshop Holdings, Ltd., ADR (A)	266,293	4,122,216
France 12.1%		130,056,629
Atos SE	135,027	18,228,645
Bollore SA	1,100,910	5,471,655
Capgemini SE	168,923	23,238,015
Renault SA	104,066	11,278,830
Schneider Electric SE	165,881	15,036,180
Sopra Steria Group	38,004	8,112,248
Teleperformance	63,353	10,180,974
TOTAL SA	473,989	29,791,008
Vinci SA (B)	87,205	8,719,074
Germany 7.3%		78,430,510
Allianz SE	53,122	12,564,618
Bayer AG	61,261	7,321,887
E.ON SE	1,094,605	11,985,658
Fresenius SE & Company KGaA	130,406	9,930,973
Henkel AG & Company KGaA	50,585	6,021,819
Muenchener Rueckversicherungs-Gesellschaft AG	29,709	6,799,266
Norma Group SE	144,149	10,569,616
Siemens AG	104,230	13,236,673
Hong Kong 2.5%		26,818,727
China Mobile, Ltd.	573,000	5,458,678
CK Hutchison Holdings, Ltd.	813,412	9,618,480
12	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
WH Group, Ltd. (C)	11,341,500	$11,741,569
Hungary 0.5%		5,220,412
OTP Bank PLC	119,725	5,220,412
India 0.4%		4,311,986
Dish TV India, Ltd., GDR (A)	3,849,987	4,311,986
Indonesia 0.5%		5,731,124
Bank Rakyat Indonesia Persero Tbk PT	24,856,500	5,731,124
Ireland 1.5%		16,540,633
CRH PLC	466,051	16,540,633
Japan 21.2%		228,196,571
Aisin Seiki Company, Ltd.	122,700	6,647,260
Alps Electric Company, Ltd.	474,300	10,475,550
Amano Corp.	195,900	4,855,556
Asahi Group Holdings, Ltd.	111,000	5,615,016
Fuji Electric Company, Ltd.	2,472,000	17,631,096
Haseko Corp.	445,400	7,005,969
Inpex Corp.	770,700	9,852,477
KDDI Corp.	358,400	9,620,744
Kinden Corp.	435,900	7,602,478
KYB Corp.	104,300	5,024,819
Matsumotokiyoshi Holdings Company, Ltd.	144,700	6,445,825
Mitsubishi Electric Corp.	631,300	9,678,176
Mitsubishi UFJ Financial Group, Inc.	602,200	4,035,548
Nippon Telegraph & Telephone Corp.	174,900	8,299,907
Nomura Holdings, Inc.	1,896,800	10,924,717
Resona Holdings, Inc.	1,480,700	8,413,455
Sanwa Holdings Corp.	546,700	7,020,225
Seven & i Holdings Company, Ltd.	223,900	9,865,208
Sony Corp.	218,800	10,219,294
SUMCO Corp.	432,500	10,563,608
Sumitomo Electric Industries, Ltd.	657,700	10,068,769
Sumitomo Mitsui Financial Group, Inc.	164,100	6,839,399
Suzuki Motor Corp.	134,200	7,212,959
Tokio Marine Holdings, Inc.	339,800	16,037,624
Tokuyama Corp.	304,000	9,054,749
Zenkoku Hosho Company, Ltd.	222,600	9,186,143
Luxembourg 0.6%		7,023,256
Ternium SA, ADR	177,042	7,023,256
Malta 0.0%		3
BGP Holdings PLC (A)(D)	2,714,128	3
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	13

	Shares	Value
Mexico 1.6%		$17,330,334
Alpek SAB de CV	5,937,361	8,482,829
Cemex SAB de CV, ADR (A)	1,424,719	8,847,505
Netherlands 4.8%		51,271,900
ING Groep NV	490,815	8,270,483
Koninklijke Ahold Delhaize NV	182,644	4,406,191
Royal Dutch Shell PLC, A Shares	1,109,339	38,595,226
Norway 0.9%		9,515,166
DNB ASA	508,796	9,515,166
South Korea 3.7%		39,830,841
Hana Financial Group, Inc.	177,630	7,892,667
KT Corp., ADR	390,785	5,248,243
LG Uplus Corp.	826,967	9,467,366
NAVER Corp.	8,101	5,402,090
Samsung Electronics Company, Ltd.	4,769	11,820,475
Switzerland 8.1%		87,159,356
ABB, Ltd.	560,157	13,060,374
Glencore PLC (A)	2,124,921	10,235,732
Novartis AG	132,414	10,192,474
Roche Holding AG	104,279	23,169,475
Swiss Re AG	218,310	20,798,224
UBS Group AG (A)	578,084	9,703,077
Taiwan 0.5%		5,064,062
Hon Hai Precision Industry Company, Ltd.	1,820,700	5,064,062
United Kingdom 16.8%		180,862,505
Aviva PLC	2,447,723	17,784,344
Cairn Energy PLC (A)	2,756,033	8,577,886
Coca-Cola European Partners PLC	226,688	8,886,170
Direct Line Insurance Group PLC	3,179,771	16,338,566
Equiniti Group PLC (C)	3,196,259	12,056,441
GlaxoSmithKline PLC	626,973	12,575,296
Ibstock PLC (C)	1,651,189	6,750,652
Imperial Brands PLC	156,241	5,590,243
Lloyds Banking Group PLC	11,568,790	10,260,902
Nomad Foods, Ltd. (A)	1,198,672	19,766,101
RPC Group PLC	988,655	10,727,766
Smiths Group PLC	581,144	12,733,588
The Royal Bank of Scotland Group PLC (A)	1,180,965	4,373,343
Tullow Oil PLC (A)	3,058,251	9,570,710
Vodafone Group PLC	5,258,301	15,344,828
WPP PLC	555,105	9,525,669
United States 3.5%		37,844,814
Air Lease Corp.	187,817	7,830,091
14	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Flex, Ltd. (A)	898,824	$11,684,712
The Mosaic Company	290,899	7,839,728

Trinseo SA	143,801	10,490,283
Preferred securities 1.7%		$17,742,272
(Cost $14,657,753)
Germany 1.0%		10,458,786
Volkswagen AG	50,713	10,458,786
South Korea 0.7%		7,283,486
Samsung Electronics Company, Ltd.	3,663	7,283,486

	Yield (%)	Shares	Value
Securities lending collateral 1.3%			$13,892,076
(Cost $13,890,543)
John Hancock Collateral Trust (E)	1.8834(F)	1,388,735	13,892,076
Short-term investments 3.5%			$38,317,675
(Cost $38,317,675)
Money market funds 3.5%			38,317,675
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6333(F)	38,317,675	38,317,675
Total investments (Cost $1,038,692,367) 100.2%			$1,079,031,800
Other assets and liabilities, net (0.2%)			(2,520,597)
Total net assets 100.0%			$1,076,511,203

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 4-30-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 4-30-18.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $1,043,133,648. Net unrealized appreciation aggregated to $35,898,152, of which $72,118,560 related to gross unrealized appreciation and $36,220,408 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,024,801,824) including $13,217,163 of securities loaned	$1,065,139,724
Affiliated investments, at value (Cost $13,890,543)	13,892,076
Total investments, at value (Cost $1,038,692,367)	1,079,031,800
Foreign currency, at value (Cost $775,324)	764,802
Receivable for investments sold	15,255,168
Receivable for fund shares sold	2,003,905
Dividends and interest receivable	7,562,085
Receivable for securities lending income	111,597
Receivable due from advisor	1,381
Other receivables and prepaid expenses	121,674
Total assets	1,104,852,412
Liabilities
Payable for investments purchased	12,523,273
Payable for fund shares repurchased	1,535,669
Payable upon return of securities loaned	13,895,069
Payable to affiliates
Accounting and legal services fees	117,659
Transfer agent fees	54,443
Distribution and service fees	4,223
Trustees' fees	3,595
Other liabilities and accrued expenses	207,278
Total liabilities	28,341,209
Net assets	$1,076,511,203
Net assets consist of
Paid-in capital	$1,239,507,198
Undistributed net investment income	5,761,501
Accumulated net realized gain (loss) on investments and foreign currency transactions	(208,964,298)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	40,206,802
Net assets	$1,076,511,203

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($136,030,177 ÷ 9,741,749 shares)[1]	$13.96
Class C ($17,850,877 ÷ 1,280,927 shares)[1]	$13.94
Class I ($390,225,348 ÷ 27,906,945 shares)	$13.98
Class R2 ($20,483,231 ÷ 1,464,583 shares)	$13.99
Class R4 ($184,620 ÷ 13,206 shares)	$13.98
Class R6 ($196,151,777 ÷ 14,028,049 shares)	$13.98
Class NAV ($315,585,173 ÷ 22,580,451 shares)	$13.98
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       17

STATEMENT OF OPERATIONS   For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$14,991,921
Interest	253,818
Securities lending	241,325
Less foreign taxes withheld	(1,502,863)
Total investment income	13,984,201
Expenses
Investment management fees	4,181,977
Distribution and service fees	337,337
Accounting and legal services fees	116,173
Transfer agent fees	300,861
Trustees' fees	7,991
State registration fees	62,975
Printing and postage	37,691
Professional fees	42,247
Custodian fees	171,563
Other	32,166
Total expenses	5,290,981
Less expense reductions	(147,693)
Net expenses	5,143,288
Net investment income	8,840,913
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	59,120,641
Affiliated investments	(9,286)
59,111,355
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(65,789,573)
Affiliated investments	2,265
(65,787,308)
Net realized and unrealized loss	(6,675,953)
Increase in net assets from operations	$2,164,960

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$8,840,913	$9,103,871
Net realized gain	59,111,355	42,291,877
Change in net unrealized appreciation (depreciation)	(65,787,308)	104,266,239
Increase in net assets resulting from operations	2,164,960	155,661,987
Distributions to shareholders
From net investment income
Class A	(1,009,922)	(1,550,874)
Class C	(22,435)	(76,552)
Class I	(3,868,262)	(3,598,096)
Class R2	(130,951)	(104,060)
Class R4	(2,654)	(2,854)
Class R6	(1,707,297)	(1,060,305)
Class NAV	(3,742,821)	(1,860,385)
From net realized gain
Class A	(2,130,156)	—
Class C	(287,406)	—
Class I	(5,966,393)	—
Class R2	(309,234)	—
Class R4	(4,558)	—
Class R6	(2,422,370)	—
Class NAV	(5,309,478)	—
Total distributions	(26,913,937)	(8,253,126)
From fund share transactions	111,845,964	453,388,357
Total increase	87,096,987	600,797,218
Net assets
Beginning of period	989,414,216	388,616,998
End of period	$1,076,511,203	$989,414,216
Undistributed net investment income	$5,761,501	$7,404,930

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       19

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$14.28		$11.83	$12.04	$12.13		$13.10
Net investment income[4]	0.10		0.12	0.29 [5]	0.01		0.13
Net realized and unrealized gain (loss) on investments	(0.07)		2.47	(0.39)	(0.10)		(0.38)
Total from investment operations	0.03		2.59	(0.10)	(0.09)		(0.25)
Less distributions
From net investment income	(0.11)		(0.14)	(0.11)	—		(0.10)
From net realized gain	(0.24)		—	—	—		(0.62)
Total distributions	(0.35)		(0.14)	(0.11)	—		(0.72)
Net asset value, end of period	$13.96		$14.28	$11.83	$12.04		$12.13
Total return (%)[6,7]	0.18	[8]	22.14	(0.86)	(0.74	) [8]	(1.75	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$136		$129	$36	$33		$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[9]	1.36	1.53	1.66	[9]	1.81	[9]
Expenses including reductions	1.29	[9]	1.34	1.37	1.39	[9]	1.39	[9]
Net investment income	1.40	[9]	0.97	2.52 [5]	0.74	[9]	1.03	[9]
Portfolio turnover (%)	53		84 [11]	63	14		91	[10]

[1]	Six months ended 4-30-18. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class A shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[11]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       20

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$14.21		$11.78	$11.98	$12.08		$13.10
Net investment income[4]	0.05		0.04	0.20 [5]	—	[6]	0.08
Net realized and unrealized gain (loss) on investments	(0.06)		2.45	(0.38)	(0.10)		(0.40)
Total from investment operations	(0.01)		2.49	(0.18)	(0.10)		(0.32)
Less distributions
From net investment income	(0.02)		(0.06)	(0.02)	—		(0.08)
From net realized gain	(0.24)		—	—	—		(0.62)
Total distributions	(0.26)		(0.06)	(0.02)	—		(0.70)
Net asset value, end of period	$13.94		$14.21	$11.78	$11.98		$12.08
Total return (%)[7,8]	(0.13	) [9]	21.22	(1.42)	(0.83	) [9]	(2.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$18		$18	$7	$6		$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	[10]	2.06	2.23	2.36	[10]	2.64 [10]
Expenses including reductions	1.99	[10]	2.04	2.08	2.08	[10]	2.08 [10]
Net investment income	0.67	[10]	0.32	1.71 [5]	0.02	[10]	0.60 [10]
Portfolio turnover (%)	53		84 [12]	63	14		91 [11]

[1]	Six months ended 4-30-18. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class C shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
[6]	Less than $0.005 per share.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Does not reflect the effect of sales charges, if any.
[9]	Not annualized.
[10]	Annualized.
[11]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[12]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       21

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$14.32		$11.87	$12.07	$12.16		$13.10
Net investment income[4]	0.12		0.18	0.25 [5]	0.02		0.19
Net realized and unrealized gain (loss) on investments	(0.07)		2.44	(0.30)	(0.11)		(0.40)
Total from investment operations	0.05		2.62	(0.05)	(0.09)		(0.21)
Less distributions
From net investment income	(0.15)		(0.17)	(0.15)	—		(0.11)
From net realized gain	(0.24)		—	—	—		(0.62)
Total distributions	(0.39)		(0.17)	(0.15)	—		(0.73)
Net asset value, end of period	$13.98		$14.32	$11.87	$12.07		$12.16
Total return (%)[6]	0.33	[7]	22.45	(0.45)	(0.74	) [7]	(1.43	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$390		$357	$201	$36		$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[8]	1.04	1.21	1.35	[8]	1.49	[8]
Expenses including reductions	0.98	[8]	1.03	1.08	1.07	[8]	1.08	[8]
Net investment income	1.73	[8]	1.38	2.13 [5]	1.00	[8]	1.64	[8]
Portfolio turnover (%)	53		84 [10]	63	14		91	[9]

[1]	Six months ended 4-30-18. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class I shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R2 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$14.29		$11.85	$12.05	$12.14		$13.10
Net investment income[4]	0.09		0.12	0.30 [5]	0.01		0.16
Net realized and unrealized gain (loss) on investments	(0.05)		2.45	(0.40)	(0.10)		(0.40)
Total from investment operations	0.04		2.57	(0.10)	(0.09)		(0.24)
Less distributions
From net investment income	(0.10)		(0.13)	(0.10)	—		(0.10)
From net realized gain	(0.24)		—	—	—		(0.62)
Total distributions	(0.34)		(0.13)	(0.10)	—		(0.72)
Net asset value, end of period	$13.99		$14.29	$11.85	$12.05		$12.14
Total return (%)[6]	0.24	[8]	21.92	(0.87)	(0.74	) [7]	(1.68	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$18	$8	—	[9]	—	[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	[10]	1.43	1.61	1.61	[10]	4.32	[10]
Expenses including reductions	1.38	[10]	1.42	1.61	1.30	[10]	1.31	[10]
Net investment income	1.34	[10]	0.94	2.57 [5]	0.73	[10]	1.33	[10]
Portfolio turnover (%)	53		84 [12]	63	14		91	[11]

[1]	Six months ended 4-30-18. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class R2 shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[9]	Less than $500,000.
[10]	Annualized.
[11]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[12]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R4 Shares Period ended	4-30-18	[1]	10-31-17		10-31-16	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$14.30		$11.86		$12.06	$12.15		$13.10
Net investment income[4]	0.09		0.16		0.33 [5]	0.02		0.14
Net realized and unrealized gain (loss) on investments	(0.03)		2.45		(0.40)	(0.11)		(0.36)
Total from investment operations	0.06		2.61		(0.07)	(0.09)		(0.22)
Less distributions
From net investment income	(0.14)		(0.17)		(0.13)	—		(0.11)
From net realized gain	(0.24)		—		—	—		(0.62)
Total distributions	(0.38)		(0.17)		(0.13)	—		(0.73)
Net asset value, end of period	$13.98		$14.30		$11.86	$12.06		$12.15
Total return (%)[6]	0.36	[7]	22.30		(0.57)	(0.74	) [7]	(1.53	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	—	[8]	— [8]	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	[9]	1.26		1.37	1.51	[9]	5.28	[9]
Expenses including reductions	1.11	[9]	1.14		1.37	1.51	[9]	1.17	[9]
Net investment income	1.29	[9]	1.22		2.84 [5]	0.97	[9]	1.20	[9]
Portfolio turnover (%)	53		84	[11]	63	14		91	[10]

[1]	Six months ended 4-30-18. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class R4 shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio tunover is shown for the period from 9-1-14 to 8-31-15.
[11]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       24

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]	8-31-15 [3]	8-31-14 [4]	8-31-13 [4]
Per share operating performance
Net asset value, beginning of period	$14.32		$11.87	$12.08	$12.16		$13.54	$12.88	$10.79
Net investment income[5]	0.14		0.18	0.34 [6]	0.02		0.27	0.27	0.20
Net realized and unrealized gain (loss) on investments	(0.07)		2.46	(0.39)	(0.10)		(0.91)	1.98	2.10
Total from investment operations	0.07		2.64	(0.05)	(0.08)		(0.64)	2.25	2.30
Less distributions
From net investment income	(0.17)		(0.19)	(0.16)	—		(0.12)	(0.20)	(0.13)
From net realized gain	(0.24)		—	—	—		(0.62)	(1.39)	(0.08)
Total distributions	(0.41)		(0.19)	(0.16)	—		(0.74)	(1.59)	(0.21)
Net asset value, end of period	$13.98		$14.32	$11.87	$12.08		$12.16	$13.54	$12.88
Total return (%)[7]	0.42	[8]	22.59	(0.41)	(0.66	) [8]	(4.56)	18.18	21.52
Ratios and supplemental data
Net assets, end of period (in millions)	$196		$140	$46	$74		$73	$14	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	[9]	0.95	1.12	1.24	[9]	1.38	2.84	3.18
Expenses including reductions	0.88	[9]	0.92	0.95	0.95	[9]	0.95	0.98	1.30
Net investment income	2.04	[9]	1.41	2.92 [6]	1.15	[9]	2.12	1.99	1.63
Portfolio turnover (%)	53		84 [10]	63	14		91	67	87

[1]	Six months ended 4-30-18. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	After the close of business on 9-26-14, holders of Institutional Class shares of the former Robeco Boston Partners International Equity Fund (the Predecessor fund) became owners of an equal number of full and fractional Class R6 shares of the John Hancock Disciplined Value International Fund. These shares were first offered on 9-29-14. Additionally, the accounting and performance history of the Institutional Class shares of the Predecessor fund was redesignated as that of John Hancock Disciplined Value International Fund Class R6.
[4]	Audited by previous independent registered public accounting firm.
[5]	Based on average daily shares outstanding.
[6]	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       25

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$14.32		$11.87	$12.07	$12.16		$12.98
Net investment income[4]	0.12		0.17	0.34 [5]	0.02		0.11
Net realized and unrealized gain (loss) on investments	(0.05)		2.47	(0.38)	(0.11)		(0.93)
Total from investment operations	0.07		2.64	(0.04)	(0.09)		(0.82)
Less distributions
From net investment income	(0.17)		(0.19)	(0.16)	—		—
From net realized gain	(0.24)		—	—	—		—
Total distributions	(0.41)		(0.19)	(0.16)	—		—
Net asset value, end of period	$13.98		$14.32	$11.87	$12.07		$12.16
Total return (%)[6]	0.49	[7]	22.50	(0.33)	(0.74	) [7]	(6.32	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$316		$327	$91	$92		$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[8]	0.94	1.10	1.22	[8]	1.35	[8]
Expenses including reductions	0.88	[8]	0.92	0.95	0.95	[8]	0.95	[8]
Net investment income	1.75	[8]	1.34	2.90 [5]	1.15	[8]	2.29	[8]
Portfolio turnover (%)	53		84 [10]	63	14		91	[9]

[1]	Six months ended 4-30-18. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class NAV shares is 4-13-15.
[4]	Based on average daily shares outstanding.
[5]	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       26

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

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includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$16,990,331	—	$16,990,331	—
Belgium	8,627,486	—	8,627,486	—
Bermuda	21,464,273	$21,464,273	—	—
Brazil	4,625,725	4,625,725	—	—
Canada	16,648,619	16,648,619	—	—
China	9,514,514	4,122,216	5,392,298	—
France	130,056,629	—	130,056,629	—
Germany	78,430,510	—	78,430,510	—
Hong Kong	26,818,727	—	26,818,727	—
Hungary	5,220,412	—	5,220,412	—
India	4,311,986	4,311,986	—	—
Indonesia	5,731,124	—	5,731,124	—
Ireland	16,540,633	—	16,540,633	—
Japan	228,196,571	—	228,196,571	—
Luxembourg	7,023,256	7,023,256	—	—
Malta	3	—	—	$3
Mexico	17,330,334	17,330,334	—	—
Netherlands	51,271,900	—	51,271,900	—
Norway	9,515,166	—	9,515,166	—
South Korea	39,830,841	5,248,243	34,582,598	—
Switzerland	87,159,356	—	87,159,356	—
Taiwan	5,064,062	—	5,064,062	—
United Kingdom	180,862,505	28,652,271	152,210,234	—
United States	37,844,814	37,844,814	—	—
Preferred securities	17,742,272	—	17,742,272	—
Securities lending collateral	13,892,076	13,892,076	—	—
Short-term investments	38,317,675	38,317,675	—	—
Total investments in securities	$1,079,031,800	$199,481,488	$879,550,309	$3

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       28

reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2018, the fund loaned securities valued at $13,217,163 and received $13,895,069 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities.  Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       29

an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018 were $2,663.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2017, the fund has a capital loss carryforward of $265,975,158 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2017:

Capital loss carryforward expiring October 31	No expiration date
2018	Short term	Long term
$7,043,412	$132,784,073	$126,147,673

The utilization of the loss carryforwards, which were acquired in a merger, are limited to $2,610,689 each fiscal year due to IRC Section 382 Limitation. Any unused portion of this Limitation will carryforward to the following fiscal year.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       30

period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, expiration of capital loss carryforwards, and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund's that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of the fund's aggregate net assets. (b) 0.800% of the next $1 billion of the fund's aggregate net assets and (c) 0.775% of the fund's aggregate net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This expense limitation expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class's average net assets, on an annualized basis. This expense limitation excludes taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The waiver expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2018, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$15,019	Class R4	$29
Class C	2,030	Class R6	29,554
Class I	62,306	Class NAV	36,418
Class R2	2,206	Total	$147,562

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       31

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.78% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $131 for Class R4 shares for the six months ended April 30, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $194,385 for the six months ended April 30, 2018. Of this amount, $33,163 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $157,567 was paid as sales commissions to broker-dealers and $3,655 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $2,500 and $1,756 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       32

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$199,428	$71,970
Class C	90,006	9,737
Class I	—	208,116
Class R2	47,489	1,184
Class R4	414	16
Class R6	—	9,838
Total	$337,337	$300,861

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$10,698,314	1	1.480%	$440

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,458,721	$20,744,781	1,439,350	$18,448,225
Issued in reorganization (Note 8)	—	—	8,821,998	102,236,368
Distributions reinvested	221,496	3,103,155	131,787	1,533,998
Repurchased	(995,903)	(14,187,602)	(4,363,564)	(54,146,597)
Net increase	684,314	$9,660,334	6,029,571	$68,071,994
Class C shares
Sold	215,873	$3,104,214	351,965	$4,437,753
Issued in reorganization (Note 8)	—	—	726,082	8,372,961
Distributions reinvested	21,895	306,965	6,432	74,932
Repurchased	(242,552)	(3,457,274)	(426,521)	(5,400,443)
Net increase (decrease)	(4,784)	($46,095)	657,958	$7,485,203
Class I shares
Sold	5,121,605	$73,542,908	14,631,946	$185,549,962
Issued in reorganization (Note 8)	—	—	3,057,479	35,531,569
Distributions reinvested	700,142	9,808,991	298,142	3,470,382
Repurchased	(2,823,185)	(40,142,211)	(9,998,106)	(132,557,154)
Net increase	2,998,562	$43,209,688	7,989,461	$91,994,759

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       33

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	276,735	$3,972,083	572,918	$7,445,875
Issued in reorganization (Note 8)	—	—	144,921	1,681,431
Distributions reinvested	28,427	399,122	7,867	91,734
Repurchased	(90,841)	(1,292,832)	(121,391)	(1,543,825)
Net increase	214,321	$3,078,373	604,315	$7,675,215
Class R4 shares
Sold	8,360	$119,782	3,893	$50,009
Issued in reorganization (Note 8)	—	—	8,183	95,074
Distributions reinvested	422	5,917	135	1,578
Repurchased	(14,250)	(200,925)	(1,171)	(14,469)
Net increase (decrease)	(5,468)	($75,226)	11,040	$132,192
Class R6 shares
Sold	5,534,962	$78,574,266	5,117,099	$70,412,199
Issued in reorganization (Note 8)	—	—	1,858,693	21,607,859
Distributions reinvested	294,756	4,129,528	91,036	1,058,751
Repurchased	(1,609,391)	(22,910,518)	(1,121,499)	(14,265,601)
Net increase	4,220,327	$59,793,276	5,945,329	$78,813,208
Class NAV shares
Sold	618,700	$8,803,531	17,143,339	$226,126,444
Distributions reinvested	646,593	9,052,299	159,964	1,860,385
Repurchased	(1,503,683)	(21,630,216)	(2,158,316)	(28,771,043)
Net increase (decrease)	(238,390)	($3,774,386)	15,144,987	$199,215,786
Total net increase	7,868,882	$111,845,964	36,382,661	$453,388,357

Affiliates of the fund owned 67% of shares of Class NAV, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $630,109,408 and $531,288,413 respectively, for the six months ended April 30, 2018.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, funds within the John Hancock group of funds complex held 17.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.0%

Note 8 — Reorganization

On October 19, 2016, the shareholders of John Hancock Funds III International Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the John Hancock Disciplined Value International Fund (the Acquiring Fund) with a value equal to the net assets transferred.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       34

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund's shareholders of such Acquiring Fund's shares. The reorganization was intended to consolidate the Acquired Fund with portfolios with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 4, 2016. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net asset value of the Acquired Fund	Depreciation of the Acquired Fund's investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
Disciplined Value International Fund	International Core Fund	$169,525,262	($5,512,994)	6,309,456	14,617,356	$398,438,749	$567,964,011

See Note 5 for capital shares issued in connection with the above referenced reorganization.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       35

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450358	455SA 4/18 6/18

John Hancock

Value Equity Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period, leading to some mixed results for equity investors. Stocks generally declined late in the period as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. While some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and the good news is that those continue to appear supportive. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Value Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation over the long term.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

Class A shares (without sales charge)
Russell 1000 Value Index
Morningstar large value fund category average
1.02
1.94
2.72
8.67
7.50
9.43
7.40
7.66
7.46
7.15
7.28
6 month (cumulative)
1 year
3 year
Since inception (6/26/14)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks gained amid increased volatility

Despite wide swings in investor sentiment, the U.S. stock market advanced thanks to improving economic conditions, stronger corporate earnings, and tax reform legislation.

Stock selection led to underperformance

The fund's underperformance of its benchmark, the Russell 1000 Value Index, was driven primarily by stock selection in the information technology and industrials sectors.

Financials and energy added value

Security selection in the financials and energy sectors contributed positively to relative results.

SECTOR COMPOSITION AS OF 4/30/18 (%)

A note about risks

Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Large company stocks could fall out of favor and the stock prices of small and midsize companies may be more volatile and less liquid than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in foreign securities may entail the risk of currency fluctuations or heightened economic and political instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Mark Giambrone, Barrow, Hanley, Mewhinney & Strauss, LLC

Mark Giambrone
Portfolio Manager
Barrow, Hanley, Mewhinney &Strauss

How did the U.S. equity market perform during the six months ended April 30, 2018?

U.S. stocks advanced despite dramatic shifts in investor sentiment. Early in the period, sentiment was enthusiastically positive as economic conditions improved and substantial federal tax reform legislation was enacted, both of which were viewed by investors as positive for corporate earnings growth. As a result, the stock market rallied sharply from the beginning of the period through the end of January.

Investor sentiment turned negative in the latter half of the period amid concerns about geopolitical tensions, a possible trade war between the United States and China, and continued interest-rate increases by the U.S. Federal Reserve (Fed). Market volatility increased significantly—in the first quarter of 2018, the S&P 500 Index experienced 23 daily moves of more than 1%, compared with eight times for all of 2017.

Value stocks underperformed growth stocks; the fund's benchmark, the Russell 1000 Value Index, returned 1.94%. Growth-oriented sectors, such as information technology and consumer discretionary, continued to lead the market's advance during the period.

In this environment, how did the fund perform?

The fund posted a positive return, but trailed the performance of the benchmark. Sector allocation contributed favorably to performance, particularly a lack of exposure to the underperforming utilities and real estate sectors, as well as an underweight position in the consumer staples sector. However, individual stock selection detracted from relative results, more than offsetting the positive impact of sector allocation.

What were some of the biggest individual detractors from fund performance versus the index?

Stock selection in the information technology and industrials sectors detracted the most. In the information technology sector, the most significant detractors included U.K.-based enterprise software company Micro Focus International PLC and microcontroller manufacturer Microchip

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"Stock selection in the information technology and industrials sectors detracted the most."
Technology, Inc. Shares of Micro Focus declined as the company reported disappointing results and the unexpected departure of its CEO. The integration of a recent acquisition proved to be more difficult than anticipated and led to a decline in revenues. We eliminated the stock from the portfolio because of a shift in the investment thesis and our discomfort with management credibility.

Microchip Technology makes microcontrollers used by a diverse set of industrial, consumer, and technology customers around the world. Microchip shares sold off in early 2018 after mixed quarterly results and an underwhelming outlook spooked investors. On the positive side, the company agreed to acquire Microsemi Corp., a competitor with a complementary portfolio of assets (which was not held by the fund). Microchip's management has a track record of delivering shareholder value through mergers and acquisitions, and we believe Microsemi is a good strategic fit that will strengthen the company's position over the long run.

In the industrials sector, roofing and insulation maker Owens Corning was the biggest detractor. Despite strong underlying fundamentals and a favorable pricing environment, Owens Corning declined as the market shifted away from economically sensitive cyclical stocks late in the reporting period. We believe the company is executing well and remains an attractive value.

Another notable detractor was consumer products company Newell Brands, Inc. The stock price fell in response to a series of headwinds beyond the company's control—a shortage of raw materials resulting from Hurricane Harvey, the bankruptcy of a key customer, and changing consumer habits

TOP 10 HOLDINGS AS OF 4/30/18 (%)

JPMorgan Chase & Co.	2.6
Citigroup, Inc.	2.4
Bank of America Corp.	2.3
Anthem, Inc.	2.0
UnitedHealth Group, Inc.	1.9
SLM Corp.	1.9
ConocoPhillips	1.9
E*TRADE Financial Corp.	1.8
Microsoft Corp.	1.7
Dollar General Corp.	1.7
TOTAL	20.2
As a percentage of net assets.
Cash and cash equivalents are not included.

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due to e-commerce and declining foot traffic in retail stores. A proxy fight threatened by activist investors was also a distraction for the company in early 2018.

What holdings contributed positively to relative performance?

Stock selection added the most value in the energy and financials sectors. The top contributor in the energy sector was oil and gas producer Hess Corp. Rising production growth in several of the company's oil fields, including North Dakota and the Gulf of Mexico, helped drive the stock price higher. In addition, a joint project developing an offshore field near Guyana could boost production growth into the next decade at a very low development cost.

In the financials sector, the leading contributors were online brokerage firm E*Trade Financial Corp. and insurer XL Group, Ltd. E*Trade benefited from increased equity market volatility, which boosted trading activity, and the company also expanded its product offerings through acquisition. Growing profitability and expected benefits from regulatory reform also provided a favorable backdrop for E*Trade's stock price. XL Group agreed to be acquired by French insurance conglomerate AXA SA (not held by the fund) in early 2018, at which point we viewed the stock as fully valued and sold the position.

Another strong contributor was Twenty-First Century Fox, Inc., which owns and operates a collection of cable and broadcast networks, as well as film and television libraries and studios. The stock benefited from a late-2017 offer by The Walt Disney Company (not held) to purchase most of the company's assets. News of a potential competing offer also helped drive the stock price higher.

What changes did you make to the portfolio over the period?

In addition to Micro Focus and XL Group, we sold five other fund holdings, many of which reached our estimate of fair value during the market rally in late 2017 and early 2018. They were consumer electronics maker Apple, Inc., pharmaceutical firm Bayer AG, financial services provider Discover Financial Services, building materials manufacturer CRH PLC, and mortgage analytical services provider Black Knight, Inc.

We added four new positions to the portfolio—auto parts retailer Advance Auto Parts, Inc., semiconductor manufacturer Broadcom, Inc., energy producer Vermilion Energy, Inc., and financial services provider The Bank of New York Mellon Corp.

How was the fund positioned at the end of the reporting period?

Sector weightings within the portfolio are a by-product of our fundamental value-oriented stock selection process, so they can vary substantially from those of the benchmark index. As of the end of the reporting period, the fund's largest overweight positions versus the index included the

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       6

consumer discretionary, industrials, and materials sectors, while its largest underweight positions were in the real estate, utilities, and consumer staples sectors.

Stock market valuations have fallen in recent months, but they remain above average on a historical basis. Over the long term, earnings and dividends have been the main driver of stock market performance, but from 2013 to 2017, the expansion of price-earnings multiples was responsible for more than half of the market's overall return. The fund's long-term performance track record, which is based on owning stocks trading at a meaningful valuation discount to the overall market, more closely resembles the historical components of total return. As such, we believe the fund is well positioned for a return to normalcy for the market's performance drivers.

MANAGED BY

Mark Giambrone On the fund since inception Investing since 1992
Michael Nayfa, CFA On the fund since inception Investing since 2002
Terry Pelzel, CFA On the fund since inception Investing since 2005

The views expressed in this report are exclusively those of Mark Giambrone, Barrow, Hanley, Mewhinney & Strauss, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	3.25	5.72	-4.04	23.85
Class C	6.81	6.38	-0.36	26.86
Class I2	8.99	7.46	1.16	31.87
Class R6[2]	9.07	7.64	1.16	32.75
Class NAV[2]	9.08	7.64	1.17	32.74
Index†	7.50	7.28	1.94	31.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.26	1.96	0.95	0.86	0.85
Net (%)	1.11	1.81	0.80	0.71	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

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This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Value Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-26-14	12,686	12,686	13,102
Class I2	6-26-14	13,187	13,187	13,102
Class R6[2]	6-26-14	13,275	13,275	13,102
Class NAV[2]	6-26-14	13,274	13,274	13,102

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-26-14.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,010.20	$5.53	1.11%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.56	1.11%
Class C	Actual expenses/actual returns	1,000.00	1,006.00	9.00	1.81%
	Hypothetical example for comparison purposes	1,000.00	1,015.80	9.05	1.81%
Class I	Actual expenses/actual returns	1,000.00	1,011.60	4.04	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%
Class R6	Actual expenses/actual returns	1,000.00	1,011.60	3.54	0.71%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.56	0.71%
Class NAV	Actual expenses/actual returns	1,000.00	1,011.70	3.49	0.70%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.51	0.70%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 96.4%		$586,294,189
(Cost $495,244,234)
Consumer discretionary 11.5%		70,038,779
Hotels, restaurants and leisure 4.3%
Carnival Corp.	84,600	5,334,876
Norwegian Cruise Line Holdings, Ltd. (A)	173,952	9,301,213
Royal Caribbean Cruises, Ltd.	75,040	8,118,578
SeaWorld Entertainment, Inc. (A)(B)	244,800	3,694,032
Household durables 0.4%
Newell Brands, Inc.	99,400	2,746,422
Media 2.1%
Comcast Corp., Class A	202,400	6,353,336
Twenty-First Century Fox, Inc., Class A	169,502	6,196,993
Multiline retail 1.7%
Dollar General Corp.	106,600	10,290,098
Specialty retail 2.2%
Advance Auto Parts, Inc.	33,061	3,783,831
Lowe's Companies, Inc.	114,200	9,413,506
Textiles, apparel and luxury goods 0.8%
Hanesbrands, Inc. (B)	260,200	4,805,894
Consumer staples 5.4%		32,801,455
Beverages 1.6%
Coca-Cola European Partners PLC	241,300	9,458,960
Food and staples retailing 1.6%
CVS Health Corp.	139,368	9,732,066
Tobacco 2.2%
Altria Group, Inc.	123,900	6,952,029
Philip Morris International, Inc.	81,200	6,658,400
Energy 12.4%		75,368,533
Energy equipment and services 0.4%
Fairmount Santrol Holdings, Inc. (A)(B)	475,800	2,616,900
Oil, gas and consumable fuels 12.0%
BP PLC, ADR	218,500	9,742,915
Chevron Corp.	74,900	9,370,739
ConocoPhillips	172,600	11,305,300
Hess Corp.	180,300	10,275,297
Kosmos Energy, Ltd. (A)	662,605	4,664,739
Occidental Petroleum Corp.	110,800	8,560,408
Phillips 66	86,400	9,617,184
Vermilion Energy, Inc. (B)	272,554	9,215,051
12	JOHN HANCOCK VALUE EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 26.0%		$158,034,544
Banks 11.3%
Bank of America Corp.	467,300	13,981,616
Citigroup, Inc.	218,000	14,882,860
JPMorgan Chase & Co.	145,200	15,794,856
KeyCorp	289,900	5,774,808
The PNC Financial Services Group, Inc.	66,700	9,712,187
Wells Fargo & Company	160,700	8,349,972
Capital markets 4.4%
E*TRADE Financial Corp. (A)	182,067	11,047,826
State Street Corp.	98,500	9,828,330
The Bank of New York Mellon Corp.	111,700	6,088,767
Consumer finance 4.8%
American Express Company	102,100	10,082,375
Capital One Financial Corp.	25,400	2,301,748
Navient Corp.	414,100	5,490,966
SLM Corp. (A)	1,009,900	11,593,652
Diversified financial services 1.5%
Berkshire Hathaway, Inc., Class B (A)	47,000	9,105,310
Insurance 2.9%
American International Group, Inc.	88,100	4,933,600
FNF Group	148,400	5,465,572
Willis Towers Watson PLC	46,900	6,965,119
Thrifts and mortgage finance 1.1%
New York Community Bancorp, Inc.	558,500	6,634,980
Health care 13.8%		84,166,478
Health care equipment and supplies 1.5%
Medtronic PLC	114,600	9,182,898
Health care providers and services 7.6%
Anthem, Inc.	50,400	11,893,896
Cardinal Health, Inc.	96,300	6,179,571
Cigna Corp.	54,439	9,353,709
Express Scripts Holding Company (A)	93,500	7,077,950
UnitedHealth Group, Inc.	50,050	11,831,820
Pharmaceuticals 4.7%
Johnson & Johnson	41,526	5,252,624
Merck & Company, Inc.	124,800	7,346,976
Pfizer, Inc.	240,000	8,786,400
Sanofi, ADR	102,300	4,022,436
Teva Pharmaceutical Industries, Ltd., ADR	180,100	3,238,198
Industrials 10.4%		63,420,858
Aerospace and defense 3.9%
General Dynamics Corp.	28,500	5,737,335
Spirit AeroSystems Holdings, Inc., Class A	116,560	9,367,927
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK VALUE EQUITY FUND	13

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
United Technologies Corp.	72,010	$8,652,002
Building products 2.1%
Johnson Controls International PLC	193,732	6,561,703
Owens Corning	96,600	6,326,334
Industrial conglomerates 1.3%
General Electric Company	588,000	8,273,160
Machinery 1.3%
Stanley Black & Decker, Inc.	54,850	7,766,212
Professional services 0.7%
Nielsen Holdings PLC	132,100	4,154,545
Road and rail 1.1%
AMERCO	19,500	6,581,640
Information technology 10.3%		62,844,494
Semiconductors and semiconductor equipment 5.7%
Broadcom, Inc.	22,600	5,184,892
Microchip Technology, Inc.	115,000	9,620,900
QUALCOMM, Inc.	156,061	7,960,672
Texas Instruments, Inc.	81,500	8,266,545
Versum Materials, Inc.	105,300	3,704,454
Software 3.0%
Microsoft Corp.	110,400	10,324,608
Oracle Corp.	180,900	8,261,703
Technology hardware, storage and peripherals 1.6%
Hewlett Packard Enterprise Company	558,400	9,520,720
Materials 5.3%		32,009,278
Chemicals 5.3%
Air Products & Chemicals, Inc.	58,300	9,461,507
Celanese Corp., Series A	70,393	7,649,607
DowDuPont, Inc.	135,937	8,596,656
LyondellBasell Industries NV, Class A	59,600	6,301,508
Telecommunication services 1.3%		7,609,770
Diversified telecommunication services 1.3%
Verizon Communications, Inc.	154,200	7,609,770

	Yield (%)	Shares	Value
Securities lending collateral 2.9%			$17,586,569
(Cost $17,584,998)
John Hancock Collateral Trust (C)	1.8834(D)	1,758,059	17,586,569
14	JOHN HANCOCK VALUE EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 3.7%			$22,865,131
(Cost $22,865,131)
Money market funds 3.7%			22,865,131
State Street Institutional Treasury Money Market Fund, Premier Class	1.5926(D)	22,865,131	22,865,131

Total investments (Cost $535,694,363) 103.0%	$626,745,889
Other assets and liabilities, net (3.0%)	(18,489,533)
Total net assets 100.0%	$608,256,356

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 4-30-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-18.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $535,939,941. Net unrealized appreciation aggregated to $90,805,948, of which $120,335,044 related to gross unrealized appreciation and $29,529,096 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK VALUE EQUITY FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $518,109,365) including $17,178,687 of securities loaned	$609,159,320
Affiliated investments, at value (Cost $17,584,998)	17,586,569
Total investments, at value (Cost $535,694,363)	626,745,889
Receivable for fund shares sold	89,384
Dividends and interest receivable	591,286
Receivable for securities lending income	18,622
Receivable due from advisor	6,903
Other receivables and prepaid expenses	53,517
Total assets	627,505,601
Liabilities
Payable for investments purchased	1,505,264
Payable for fund shares repurchased	2,283
Payable upon return of securities loaned	17,592,879
Payable to affiliates
Accounting and legal services fees	67,978
Transfer agent fees	597
Trustees' fees	1,284
Other liabilities and accrued expenses	78,960
Total liabilities	19,249,245
Net assets	$608,256,356
Net assets consist of
Paid-in capital	$506,841,956
Undistributed net investment income	2,216,786
Accumulated net realized gain (loss) on investments and foreign currency transactions	8,146,015
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	91,051,599
Net assets	$608,256,356

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($4,024,284 ÷ 336,023 shares)[1]	$11.98
Class C ($512,495 ÷ 42,944 shares)[1]	$11.93
Class I ($1,659,806 ÷ 138,481 shares)	$11.99
Class R6 ($475,752 ÷ 39,643 shares)	$12.00
Class NAV ($601,584,019 ÷ 50,120,309 shares)	$12.00
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$6,393,911
Interest	89,118
Securities lending	70,376
Less foreign taxes withheld	(30,507)
Total investment income	6,522,898
Expenses
Investment management fees	2,426,632
Distribution and service fees	8,848
Accounting and legal services fees	68,364
Transfer agent fees	3,398
Trustees' fees	6,222
State registration fees	31,904
Printing and postage	10,609
Professional fees	27,981
Custodian fees	36,158
Other	14,818
Total expenses	2,634,934
Less expense reductions	(450,013)
Net expenses	2,184,921
Net investment income	4,337,977
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,398,188
Affiliated investments	(5,703)
Capital gain distributions received from unaffiliated investments	221
8,392,706
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(4,381,405)
Affiliated investments	1,719
(4,379,686)
Net realized and unrealized gain	4,013,020
Increase in net assets from operations	$8,350,997

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,337,977	$8,989,500
Net realized gain	8,392,706	31,910,153
Change in net unrealized appreciation (depreciation)	(4,379,686)	80,334,433
Increase in net assets resulting from operations	8,350,997	121,234,086
Distributions to shareholders
From net investment income
Class A	(40,436)	(15,206)
Class C	(2,588)	(1,003)
Class I	(21,593)	(14,729)
Class R6	(5,531)	(1,560)
Class NAV	(8,949,915)	(8,636,767)
From net realized gain
Class A	(156,615)	—
Class C	(25,869)	—
Class I	(65,783)	—
Class R6	(15,869)	—
Class NAV	(25,348,465)	—
Total distributions	(34,632,664)	(8,669,265)
From fund share transactions	10,772,055	108,468,709
Total increase (decrease)	(15,509,612)	221,033,530
Net assets
Beginning of period	623,765,968	402,732,438
End of period	$608,256,356	$623,765,968
Undistributed net investment income	$2,216,786	$6,898,872

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       18

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.50		$10.27	$10.33	$10.04	$10.00
Net investment income[3]	0.06		0.12	0.16	0.08	0.02
Net realized and unrealized gain (loss) on investments	0.08		2.22	(0.05)	0.26	0.02
Total from investment operations	0.14		2.34	0.11	0.34	0.04
Less distributions
From net investment income	(0.13)		(0.11)	(0.10)	(0.05)	—
From net realized gain	(0.53)		—	(0.07)	—	—
Total distributions	(0.66)		(0.11)	(0.17)	(0.05)	—
Net asset value, end of period	$11.98		$12.50	$10.27	$10.33	$10.04
Total return (%)[4,5]	1.02	[6]	22.95	1.17	3.36	0.40	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$4	$1	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[8]	1.26	1.30	2.86	12.48	[8]
Expenses including reductions	1.11	[8]	1.12	1.17	1.42	1.45	[8]
Net investment income	0.99	[8]	0.99	1.64	0.78	0.54	[8]
Portfolio turnover (%)	12		30	27	19	10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       19

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.42		$10.21	$10.27	$10.01	$10.00
Net investment income[3]	0.02		0.04	0.09	0.01	—	[4]
Net realized and unrealized gain (loss) on investments	0.07		2.21	(0.05)	0.26	0.01
Total from investment operations	0.09		2.25	0.04	0.27	0.01
Less distributions
From net investment income	(0.05)		(0.04)	(0.03)	(0.01)	—
From net realized gain	(0.53)		—	(0.07)	—	—
Total distributions	(0.58)		(0.04)	(0.10)	(0.01)	—
Net asset value, end of period	$11.93		$12.42	$10.21	$10.27	$10.01
Total return (%)[5,6]	0.60	[7]	22.12	0.45	2.70	0.10	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96	[9]	1.96	2.00	5.43	18.19	[9]
Expenses including reductions	1.81	[9]	1.82	1.88	2.12	2.15	[9]
Net investment income (loss)	0.28	[9]	0.31	0.92	0.09	(0.03	) [9]
Portfolio turnover (%)	12		30	27	19	10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       20

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.53		$10.29	$10.36	$10.04	$10.00
Net investment income[3]	0.08		0.16	0.22	0.11	0.03
Net realized and unrealized gain (loss) on investments	0.08		2.23	(0.09)	0.27	0.01
Total from investment operations	0.16		2.39	0.13	0.38	0.04
Less distributions
From net investment income	(0.17)		(0.15)	(0.13)	(0.06)	—
From net realized gain	(0.53)		—	(0.07)	—	—
Total distributions	(0.70)		(0.15)	(0.20)	(0.06)	—
Net asset value, end of period	$11.99		$12.53	$10.29	$10.36	$10.04
Total return (%)[4]	1.16	[5]	23.36	1.38	3.82	0.40	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	[7]	0.95	0.99	6.77	18.75	[7]
Expenses including reductions	0.81	[7]	0.81	0.84	1.13	1.15	[7]
Net investment income	1.29	[7]	1.37	2.18	1.08	0.98	[7]
Portfolio turnover (%)	12		30	27	19	10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       21

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.55		$10.31	$10.38	$10.05	$10.00
Net investment income[3]	0.09		0.16	0.20	0.14	0.04
Net realized and unrealized gain (loss) on investments	0.07		2.24	(0.04)	0.27	0.01
Total from investment operations	0.16		2.40	0.16	0.41	0.05
Less distributions
From net investment income	(0.18)		(0.16)	(0.16)	(0.08)	—
From net realized gain	(0.53)		—	(0.07)	—	—
Total distributions	(0.71)		(0.16)	(0.23)	(0.08)	—
Net asset value, end of period	$12.00		$12.55	$10.31	$10.38	$10.05
Total return (%)[4]	1.16	[5]	23.43	1.64	4.08	0.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	[7]	0.86	0.90	7.69	18.64	[7]
Expenses including reductions	0.71	[7]	0.71	0.75	0.84	0.85	[7]
Net investment income	1.38	[7]	1.34	2.05	1.39	1.27	[7]
Portfolio turnover (%)	12		30	27	19	10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       22

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.55		$10.31	$10.38	$10.05	$10.00
Net investment income[3]	0.09		0.17	0.20	0.14	0.04
Net realized and unrealized gain (loss) on investments	0.07		2.23	(0.04)	0.26	0.01
Total from investment operations	0.16		2.40	0.16	0.40	0.05
Less distributions
From net investment income	(0.18)		(0.16)	(0.16)	(0.07)	—
From net realized gain	(0.53)		—	(0.07)	—	—
Total distributions	(0.71)		(0.16)	(0.23)	(0.07)	—
Net asset value, end of period	$12.00		$12.55	$10.31	$10.38	$10.05
Total return (%)[4]	1.17	[5]	23.43	1.64	4.06	0.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$602		$618	$401	$403	$439
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	[6]	0.85	0.88	0.88	0.86	[6]
Expenses including reductions	0.70	[6]	0.70	0.75	0.84	0.86	[6]
Net investment income	1.40	[6]	1.46	2.05	1.39	1.28	[6]
Portfolio turnover (%)	12		30	27	19	10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Value Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation over the long term.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       24

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2018, the fund loaned common stocks valued at $17,178,687 and received $17,592,879 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       25

rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018 were $2,228.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       26

Note 3 — Guarantees and indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.850% of the first $200 million of the fund's average daily net assets; (b) 0.750% of the next $800 million of the fund's average daily net assets; and (c) 0.650% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to limit the maximum annual management fee to 0.66% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Each of the agreements expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$2,896	Class R6	$339
Class C	416	Class NAV	445,181
Class I	1,181	Total	$450,013

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.64% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       27

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,033 for the six months ended April 30, 2018. Of this amount, $407 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,492 was paid as sales commissions to broker-dealers and $134 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC.CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $106 for Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,978	$2,161
Class C	2,870	310
Class I	—	899
Class R6	—	28
Total	$8,848	$3,398

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       28

interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$4,054,210	4	1.48%	$667

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	73,368	$912,424	272,255	$3,165,191
Distributions reinvested	16,086	197,051	1,361	15,206
Repurchased	(50,035)	(626,477)	(62,154)	(723,892)
Net increase	39,419	$482,998	211,462	$2,456,505
Class C shares
Sold	11,938	$148,149	29,052	$333,859
Distributions reinvested	2,325	28,457	90	1,003
Repurchased	(16,817)	(209,646)	(7,154)	(81,777)
Net increase (decrease)	(2,554)	($33,040)	21,988	$253,085
Class I shares
Sold	22,526	$280,283	83,820	$974,855
Distributions reinvested	7,139	87,376	1,189	13,269
Repurchased	(8,419)	(105,896)	(58,832)	(715,810)
Net increase	21,246	$261,763	26,177	$272,314
Class R6 shares
Sold	11,242	$139,791	27,037	$338,584
Distributions reinvested	1,522	18,650	—	—
Repurchased	(8,699)	(110,857)	(1,459)	(18,316)
Net increase	4,065	$47,584	25,578	$320,268
Class NAV shares
Sold	1,181,785	$14,494,584	18,040,855	$196,399,896
Distributions reinvested	2,797,584	34,298,380	773,211	8,636,767
Repurchased	(3,069,456)	(38,780,214)	(8,462,577)	(99,870,126)
Net increase	909,913	$10,012,750	10,351,489	$105,166,537
Total net increase	972,089	$10,772,055	10,636,694	$108,468,709

Affiliates of the fund owned 10% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $70,605,841 and $109,242,941, respectively, for the six months ended April 30, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       29

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, funds within the John Hancock group of funds complex held 98.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	38.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	27.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.9%

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Barrow, Hanley, Mewhinney & Strauss, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Value Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450503	454SA 4/18 6/18

John Hancock

Emerging Markets Equity Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period. Stocks in developed international markets hit a rough patch after macroeconomic data began to suggest that the growth many investors were hoping for may not be as robust as early indications had suggested, but advanced for the period nonetheless. Many emerging markets advanced overall, thanks in large part to a weaker U.S. dollar and continued economic improvement in developing markets.

One of the challenges investors will face in the coming months is navigating the continued normalization of monetary policy. Stronger economies will continue to prompt global central banks to dial back the stimulus they had injected into the financial system in the years following the financial crisis, and this less-accommodative stance may represent an adjustment for many markets.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
25	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatile market conditions

Emerging-market stocks began the period in strong fashion, but volatility grew in the second half of the period, weighing on the asset class.

Sources of relative underperformance

The fund trailed the benchmark, the MSCI Emerging Markets Index, due primarily to stock picking in the information technology, energy, and industrial sectors.

Positive influences on results

The fund benefited from good stock picking in consumer discretionary, as well as an overweighting in the financials area.

PORTFOLIO COMPOSITION AS OF 4/30/18 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in foreign securities listed and traded on a foreign stock exchange are subject to additional risks that may affect the performance of the fund. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the U.S. and global financial markets have resulted, and may continue to result, in an unusually high degree of volatility. Preferred stock may be subject to redemption provisions and dividends are payable only if declared by the issuer's Board. Investments in certain foreign markets or security types may restrict or otherwise affect the fund's ability to implement its investment strategy. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Kathryn Langridge, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Kathryn Langridge
Portfolio Manager
John Hancock Asset Management

How did the fund perform for the six months ended April 30, 2018, and what backdrop did emerging-market stocks encounter during that time?

The fund's Class A shares gained 3.73% (excluding sales charges). This result trailed the benchmark, the MSCI Emerging Markets Index, which returned 4.80% for the same timeframe.

Emerging-market stocks began the period on an upswing, rallying from the start of the period through January of the new year. The strength reflected better margins and profitability for companies, as well as improved business confidence. As the global economic recovery broadened, business conditions for emerging-market companies continued to improve.

By February, however, market volatility grew. U.S. Treasury yields began to trend higher and the U.S. dollar began to appreciate in value, leading emerging-market stocks to struggle over the remaining three months of the period. This weakness also partly reflected investors' concerns about the introduction of import tariffs and other divisive trade policies from the Trump administration.

Compared to the benchmark, the fund was most hurt by security selection in the information technology, energy, and industrial sectors. On the positive side, stock picking in the consumer discretionary area added value, as did an overweighting in the strong-performing financials sector.

Given this environment, how did you manage the fund?

In all types of market and economic conditions, our management approach remains consistent. This approach entails buying and selling stocks grounded in individual company fundamentals. We base investment decisions on our belief that well-run businesses in emerging markets can generate and sustain superior growth and returns. Ultimately, we are searching for high-return, best-in-class companies offering the potential for sustainable quality growth at a reasonable price.

Which individual stocks hampered the fund's results?

Several big relative detractors came from the information technology sector, including NAVER Corp., a leading Korean search engine company, whose shares declined seemingly due to investors' short-term profit taking. As of period end, we saw this share-price drop as a temporary setback for an otherwise fundamentally solid business. We had a similar view of Taiwan Semiconductor

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       4

Manufacturing Company, Ltd., the world's leading semiconductor foundry and another relative detractor for the fund this period.

Also detracting was LandMark Optoelectronics Corp., a Taiwanese manufacturer of communication components. Its stock was hurt when two of the firm's Chinese customers became affected by U.S. sanctions relating to Iran, resulting in a loss of business. Although we agree this diplomatic situation could hurt LandMark in the short term, we also expect the company's equipment sales to other manufacturers to ultimately fill this void.

Looking at other sectors, notable detractors from the fund's relative performance included Kroton Educacional SA and Cemex SAB de CV. Kroton, Brazil's largest provider of private education for schools and colleges, saw its shares lag after the Brazilian government ruled late last year that the company could not acquire its largest competitor. We exited the position soon after.

Meanwhile, shares of Cemex, a Mexican building materials company, appear to have been hurt by poor investor sentiment surrounding Mexico, as the country's looming presidential election and potential trade challenges weighed on the company's stock price. As of period end, we continued to see good potential with Cemex. The company is generating solid free cash flow that is being channeled into reducing debt, and we believe that as Cemex continues to rebuild its balance sheet, its cost of capital should fall, and earnings should benefit.

Which stocks contributed to the fund's results?

Strong security selection in the financials sector was partly driven by a position in Ping An Insurance Group Company of China, Ltd. Ping An, a leading Chinese life insurer, produced good financial results that, combined with an improving business environment, resulted in a rising stock price for the period. Ping An further benefited from increased clarity about China's regulatory requirements

SECTOR COMPOSITION AS OF 4/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       5

for internet banking and the financial industry. Another insurance provider, Hong Kong-based AIA Group, Ltd., also enjoyed strong results during the period.

Meanwhile, in healthcare, the fund benefited from an investment in Wuxi Biologics Cayman, Inc., a Chinese biotechnology manufacturing and services company. Wuxi continued to produce strong financial results and benefit from its favorable competitive position. We see the company as well situated to participate in the potential future revenue streams of a growing number of pharmaceutical clients with drugs close to commercialization.

Several materials stocks also made strong contributions to the fund's results, reflecting an environment of rising commodity prices and solid demand for raw materials amid global economic growth. Specifically, investments in Rio Tinto PLC and Vale SA, both iron-ore mining stocks based in the U.K. and Brazil, respectively, added value. In similar fashion, CNOOC, Ltd., China's leading offshore oil exploration and production company, responded well to continuing oil-price strength.

How were you positioning the fund as of the end of the reporting period?

In terms of the fund's country positioning, our view of China remains constructive. We see it as an under-owned market and likely beneficiary of several trends, including continued growth in businesses focused on the internet or other cutting-edge technologies, middle-class consumption, industrial restructuring, and capital market reform. Another area of opportunity, in our view, is Brazil, where we see leading materials stocks beginning to benefit from global economic growth, a strong and emerging service sector, and a recovering Brazilian consumer after a severe economic recession. As of period end, we have a less favorable view of Taiwan, where we are pursuing select investment opportunities among technology hardware companies.

On a sector basis, we continue to emphasize financial stocks at period end, particularly those we see as able to benefit from the trends of consolidation and rising loan growth in select banking markets, as well as from the development of insurance and savings products. We also see opportunity in the

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Samsung Electronics Company, Ltd.	5.4
Alibaba Group Holding, Ltd., ADR	3.8
Naspers, Ltd., N Shares	3.6
Ping An Insurance Group Company of China, Ltd., H Shares	3.3
AIA Group, Ltd.	3.2
Baidu, Inc., ADR	3.2
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.8
China Construction Bank Corp., H Shares	2.8
Sberbank of Russia PJSC, ADR	2.7
Rio Tinto PLC	2.6
TOTAL	33.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       6

materials sector, especially among firms that are improving their balance sheets and capital management and also benefiting from global growth and higher commodity prices and margins.

In contrast, we are generally unenthusiastic about telecommunication stocks, due to challenging local regulatory environments and generally extended valuations. We are also selective on many industrial stocks, which appear to be hampered by slow growth and excess capacity undermining the companies' profitability.

Can you tell us about a recent manager addition?

Effective March 1, 2018, Philip Ehrmann was added to the fund. He has been focusing on the emerging markets since 1990.

MANAGED BY

Kathryn Langridge On the fund since inception Investing since 1985
Philip Ehrmann On the fund since 2018 Investing since 1981

TOP 10 COUNTRIES AS OF 4/30/18 (%)

China	29.1
South Korea	12.1
Brazil	10.0
India	8.6
Taiwan	7.0
Hong Kong	5.1
South Africa	5.0
Russia	4.2
Mexico	3.5
United Kingdom	2.6
TOTAL	87.2
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Kathryn Langridge, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	16.62	5.59	-1.43	16.93
Class C	21.06	6.77	2.36	20.72
Class I2	23.21	7.79	3.92	24.09
Class R2[2]	23.09	7.61	3.78	23.48
Class R4[2]	23.16	7.72	3.87	23.84
Class R6[2]	23.44	7.90	3.92	24.45
Class NAV[2]	23.45	7.89	3.93	24.42
Index†	21.71	9.00	4.80	28.15

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.51	2.21	1.20	1.61	1.46	1.11	1.10
Net (%)	1.50	2.20	1.20	1.60	1.35	1.11	1.10

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-16-15	12,072	12,072	12,815
Class I2	6-16-15	12,409	12,409	12,815
Class R2[2]	6-16-15	12,348	12,348	12,815
Class R4[2]	6-16-15	12,384	12,384	12,815
Class R6[2]	6-16-15	12,445	12,445	12,815
Class NAV[2]	6-16-15	12,442	12,442	12,815

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-16-15.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,037.30	$7.27	1.44%
	Hypothetical example for comparison purposes	1,000.00	1,017.70	7.20	1.44%
Class C	Actual expenses/actual returns	1,000.00	1,033.60	10.79	2.14%
	Hypothetical example for comparison purposes	1,000.00	1,014.20	10.69	2.14%
Class I	Actual expenses/actual returns	1,000.00	1,039.20	5.71	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.66	1.14%
Class R2	Actual expenses/actual returns	1,000.00	1,037.80	6.47	1.29%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.41	1.29%
Class R4	Actual expenses/actual returns	1,000.00	1,038.70	6.02	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.96	1.20%
Class R6	Actual expenses/actual returns	1,000.00	1,039.20	5.36	1.04%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.04%
Class NAV	Actual expenses/actual returns	1,000.00	1,039.30	5.21	1.03%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.16	1.03%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 90.1%		$952,178,287
(Cost $772,892,570)
Argentina 2.4%		25,612,075
Grupo Supervielle SA, ADR	169,212	4,727,783
Loma Negra Cia Industrial Argentina SA, ADR (A)	258,506	5,361,414
YPF SA, ADR	709,131	15,522,878
Brazil 7.3%		76,887,500
Ambev SA, ADR	2,100,132	13,902,874
B3 SA - Brasil Bolsa Balcao	1,397,000	10,089,090
Cielo SA	1,428,600	7,829,733
Klabin SA	2,286,600	13,857,193
Odontoprev SA	2,845,800	12,209,515
Vale SA, ADR	1,372,767	18,999,095
China 29.1%		307,723,312
3SBio, Inc. (A)(B)	5,094,000	10,945,310
Alibaba Group Holding, Ltd., ADR (A)	222,398	39,706,939
Baidu, Inc., ADR (A)	132,770	33,311,993
Bank of China, Ltd., H Shares	37,784,000	20,510,336
Beijing Capital International Airport Company, Ltd., H Shares	4,752,000	6,472,097
China Construction Bank Corp., H Shares	27,774,000	29,097,683
CNOOC, Ltd.	15,168,000	25,659,914
Ctrip.com International, Ltd., ADR (A)	291,008	11,902,227
Dali Foods Group Company, Ltd. (B)	14,887,500	10,305,946
iQIYI, Inc., ADR (A)	200,100	3,607,803
Kweichow Moutai Company, Ltd., Class A	85,706	8,927,592
PetroChina Company, Ltd., H Shares	14,872,000	10,958,720
Ping An Insurance Group Company of China, Ltd., H Shares	3,548,000	34,668,926
Qingdao Haier Company, Ltd., Class A	3,008,604	8,112,147
Sinopharm Group Company, Ltd., H Shares	2,572,000	10,845,409
Tencent Holdings, Ltd.	326,200	16,036,947
Wuxi Biologics Cayman, Inc. (A)(B)	894,000	8,109,423
Yum China Holdings, Inc.	433,674	18,543,900
Czech Republic 1.2%		13,129,711
Komercni banka AS	304,321	13,129,711
Greece 0.5%		5,543,474
Alpha Bank AE (A)	2,098,366	5,543,474
Hong Kong 5.1%		54,066,227
AIA Group, Ltd.	3,789,200	33,864,839
Nine Dragons Paper Holdings, Ltd.	7,121,000	10,620,681
Pacific Basin Shipping, Ltd. (A)	36,032,000	9,580,707
12	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India 8.6%		$90,608,187
HDFC Bank, Ltd.	415,011	12,456,650
Housing Development Finance Corp., Ltd.	582,745	16,386,199
ICICI Bank, Ltd.	2,436,840	10,384,171
IndusInd Bank, Ltd.	236,653	6,699,659
ITC, Ltd.	3,607,708	15,218,512
Reliance Industries, Ltd.	1,157,406	16,636,922
UltraTech Cement, Ltd.	209,351	12,826,074
Indonesia 2.3%		24,020,281
Astra International Tbk PT	21,602,100	11,056,537
Matahari Department Store Tbk PT	6,644,400	4,919,674
Telekomunikasi Indonesia Persero Tbk PT	29,479,000	8,044,070
Macau 1.6%		16,822,624
Sands China, Ltd.	2,910,800	16,822,624
Mexico 3.5%		37,230,851
Cemex SAB de CV (A)	18,542,200	11,570,254
Fomento Economico Mexicano SAB de CV	1,497,800	14,491,829
Grupo Financiero Banorte SAB de CV, Series O	1,785,900	11,168,768
Peru 1.7%		17,528,351
Credicorp, Ltd.	75,394	17,528,351
Russia 4.2%		44,199,379
Mail.Ru Group, Ltd., GDR (A)	345,841	10,961,314
Sberbank of Russia PJSC, ADR	1,916,298	28,303,721
Yandex NV, Class A (A)	147,912	4,934,344
South Africa 5.0%		53,113,059
Mondi PLC	560,471	15,601,980
Naspers, Ltd., N Shares	153,974	37,511,079
South Korea 6.7%		70,552,646
Hana Financial Group, Inc.	377,166	16,758,698
LG Household & Health Care, Ltd.	16,528	21,104,256
NAVER Corp.	21,307	14,208,422
SK Hynix, Inc.	234,999	18,481,270
Taiwan 7.0%		74,274,875
ASE Industrial Holding Company, Ltd.	4,730,000	12,837,578
Delta Electronics, Inc.	1,152,000	4,176,588
LandMark Optoelectronics Corp.	908,000	8,468,734
Taiwan Semiconductor Manufacturing Company, Ltd.	2,529,000	19,264,259
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	767,951	29,527,716
United Kingdom 2.6%		27,294,409
Rio Tinto PLC	500,757	27,294,409
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	13

	Shares	Value
United States 1.3%		$13,571,326

Samsonite International SA	3,008,700	13,571,326
Preferred securities 8.1%		$85,365,017
(Cost $52,071,878)
Brazil 2.7%		28,898,577
Centrais Eletricas Brasileiras SA, B Shares	1,318,400	8,580,589
Itau Unibanco Holding SA	1,395,373	20,317,988
South Korea 5.4%		56,466,440
Samsung Electronics Company, Ltd.	28,398	56,466,440

	Yield (%)	Shares	Value
Short-term investments 1.9%			$19,473,305
(Cost $19,473,305)
Money market funds 1.9%			19,473,305
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.5629(C)	19,473,305	19,473,305
Total investments (Cost $844,437,753) 100.1%			$1,057,016,609
Other assets and liabilities, net (0.1%)			(706,702)
Total net assets 100.0%			$1,056,309,907

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 4-30-18.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $845,620,497. Net unrealized appreciation aggregated to $211,396,112, of which $236,407,597 related to gross unrealized appreciation and $25,011,485 related to gross unrealized depreciation.
14	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $844,437,753)	$1,057,016,609
Foreign currency, at value (Cost $288)	281
Receivable for fund shares sold	57,193
Dividends and interest receivable	1,530,924
Other receivables and prepaid expenses	81,005
Total assets	1,058,686,012
Liabilities
Foreign capital gains tax payable	2,065,521
Payable to affiliates
Accounting and legal services fees	117,912
Transfer agent fees	443
Trustees' fees	1,688
Other liabilities and accrued expenses	190,541
Total liabilities	2,376,105
Net assets	$1,056,309,907
Net assets consist of
Paid-in capital	$752,721,702
Undistributed net investment income	620,163
Accumulated net realized gain (loss) on investments and foreign currency transactions	92,477,503
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	210,490,539
Net assets	$1,056,309,907

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($4,202,682 ÷ 346,685 shares)[1]	$12.12
Class C ($280,572 ÷ 23,502 shares)[1]	$11.94
Class I ($100,668 ÷ 8,293 shares)	$12.14
Class R2 ($65,025 ÷ 5,364 shares)	$12.12
Class R4 ($62,615 ÷ 5,162 shares)	$12.13
Class R6 ($609,430 ÷ 50,200 shares)	$12.14
Class NAV ($1,050,988,915 ÷ 86,583,068 shares)	$12.14
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$12.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$7,110,712
Interest	56,117
Less foreign taxes withheld	(642,690)
Total investment income	6,524,139
Expenses
Investment management fees	5,101,785
Distribution and service fees	6,858
Accounting and legal services fees	118,540
Transfer agent fees	2,106
Trustees' fees	8,584
State registration fees	42,811
Printing and postage	13,389
Professional fees	33,567
Custodian fees	230,455
Other	30,861
Total expenses	5,588,956
Less expense reductions	(45,932)
Net expenses	5,543,024
Net investment income	981,115
Realized and unrealized gain (loss)
Net realized gain (loss) on investments and foreign currency transactions	93,661,339
Change in net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	(51,143,386)
Net realized and unrealized gain	42,517,953
Increase in net assets from operations	$43,499,068

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$981,115	$7,109,247
Net realized gain	93,661,339	31,233,730
Change in net unrealized appreciation (depreciation)	(51,143,386)	208,708,588
Increase in net assets resulting from operations	43,499,068	247,051,565
Distributions to shareholders
From net investment income
Class A	(9,061)	(665)
Class I	(549)	(423)
Class R2	(290)	(277)
Class R4	(309)	(365)
Class R6	(1,079)	(512)
Class NAV	(7,192,957)	(4,825,297)
From net realized gain
Class A	(30,419)	—
Class C	(3,164)	—
Class I	(1,004)	—
Class R2	(688)	—
Class R4	(619)	—
Class R6	(1,719)	—
Class NAV	(11,291,054)	—
Total distributions	(18,532,912)	(4,827,539)
From fund share transactions	(47,873,983)	(22,677,865)
Total increase (decrease)	(22,907,827)	219,546,161
Net assets
Beginning of period	1,079,217,734	859,671,573
End of period	$1,056,309,907	$1,079,217,734
Undistributed net investment income	$620,163	$6,843,293

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       17

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16		10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.85		$9.29	$8.99		$10.00
Net investment income (loss)[3]	(0.01)		0.04	0.02		0.01
Net realized and unrealized gain (loss) on investments	0.45		2.53	0.28		(1.02)
Total from investment operations	0.44		2.57	0.30		(1.01)
Less distributions
From net investment income	(0.04)		(0.01)	—		—
From net realized gain	(0.13)		—	—		—
Total distributions	(0.17)		(0.01)	—		—
Net asset value, end of period	$12.12		$11.85	$9.29		$8.99
Total return (%)[4,5]	3.73	[6]	27.78	3.34		(10.10	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$3	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	[8]	1.51	1.58		1.64	[8]
Expenses including reductions	1.44	[8]	1.50	1.50		1.50	[8]
Net investment income (loss)	(0.16	) [8]	0.37	0.24		0.44	[8]
Portfolio turnover (%)	23		54	42		17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       18

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.68		$9.20	$8.97	$10.00
Net investment loss[3]	(0.06)		(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.45		2.53	0.26	(1.02)
Total from investment operations	0.39		2.48	0.23	(1.03)
From net realized gain	(0.13)		—	—	—
Total distributions	(0.13)		—	—	—
Net asset value, end of period	$11.94		$11.68	$9.20	$8.97
Total return (%)[4,5]	3.36	[6]	26.96	2.56	(10.30	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15	[8]	2.21	2.28	2.35	[8]
Expenses including reductions	2.14	[8]	2.20	2.20	2.20	[8]
Net investment loss	(0.93	) [8]	(0.53)	(0.36)	(0.17	) [8]
Portfolio turnover (%)	23		54	42	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       19

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.89		$9.31	$9.00	$10.00
Net investment income[3]	—		0.07	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.45		2.55	0.27	(1.03)
Total from investment operations	0.45		2.62	0.32	(1.00)
Less distributions
From net investment income	(0.07)		(0.04)	(0.01)	—
From net realized gain	(0.13)		—	—	—
Total distributions	(0.20)		(0.04)	(0.01)	—
Net asset value, end of period	$12.14		$11.89	$9.31	$9.00
Total return (%)[4]	3.92	[5]	28.15	3.53	(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[7]	1.20	1.26	1.33	[7]
Expenses including reductions	1.14	[7]	1.20	1.25	1.25	[7]
Net investment income (loss)	(0.01	) [7]	0.66	0.63	0.78	[7]
Portfolio turnover (%)	23		54	42	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       20

Class R2 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16		10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.86		$9.30	$8.99		$10.00
Net investment income (loss)[3]	(0.01)		0.05	0.04		0.02
Net realized and unrealized gain (loss) on investments	0.45		2.54	0.27		(1.03)
Total from investment operations	0.44		2.59	0.31		(1.01)
Less distributions
From net investment income	(0.05)		(0.03)	—		—
From net realized gain	(0.13)		—	—		—
Total distributions	(0.18)		(0.03)	—		—
Net asset value, end of period	$12.12		$11.86	$9.30		$8.99
Total return (%)[4]	3.78	[5]	27.94	3.45		(10.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[7]	1.36	1.42		1.48	[7]
Expenses including reductions	1.29	[7]	1.35	1.41		1.48	[7]
Net investment income (loss)	(0.21	) [7]	0.47	0.44		0.56	[7]
Portfolio turnover (%)	23		54	42		17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       21

Class R4 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16		10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.88		$9.31	$8.99		$10.00
Net investment income (loss)[3]	(0.01)		0.06	0.05		0.02
Net realized and unrealized gain (loss) on investments	0.45		2.55	0.27		(1.03)
Total from investment operations	0.44		2.61	0.32		(1.01)
Less distributions
From net investment income	(0.06)		(0.04)	—	[4]	—
From net realized gain	(0.13)		—	—		—
Total distributions	(0.19)		(0.04)	—		—
Net asset value, end of period	$12.13		$11.88	$9.31		$8.99
Total return (%)[5]	3.87	[6]	28.04	3.59		(10.10	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[8]	1.36	1.42		1.48	[8]
Expenses including reductions	1.20	[8]	1.26	1.31		1.35	[8]
Net investment income (loss)	(0.12	) [8]	0.59	0.54		0.68	[8]
Portfolio turnover (%)	23		54	42		17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       22

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.89		$9.32	$9.00	$10.00
Net investment income[3]	—		0.09	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.46		2.53	0.27	(1.03)
Total from investment operations	0.46		2.62	0.33	(1.00)
Less distributions
From net investment income	(0.08)		(0.05)	(0.01)	—
From tax return of capital	(0.13)		—	—	—
Total distributions	(0.21)		(0.05)	(0.01)	—
Net asset value, end of period	$12.14		$11.89	$9.32	$9.00
Total return (%)[4]	3.92	[5]	28.33	3.69	(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[7]	1.11	1.17	1.23	[7]
Expenses including reductions	1.04	[7]	1.10	1.14	1.21	[7]
Net investment income	0.06	[7]	0.88	0.71	0.82	[7]
Portfolio turnover (%)	23		54	42	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       23

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.89		$9.32	$9.00	$10.00
Net investment income[3]	0.01		0.08	0.07	0.02
Net realized and unrealized gain (loss) on investments	0.45		2.54	0.26	(1.02)
Total from investment operations	0.46		2.62	0.33	(1.00)
Less distributions
From net investment income	(0.08)		(0.05)	(0.01)	—
From net realized gain	(0.13)		—	—	—
Total distributions	(0.21)		(0.05)	(0.01)	—
Net asset value, end of period	$12.14		$11.89	$9.32	$9.00
Total return (%)[4]	3.93	[5]	28.33	3.65	(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,051		$1,076	$859	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[6]	1.10	1.15	1.22	[6]
Expenses including reductions	1.03	[6]	1.09	1.14	1.21	[6]
Net investment income	0.18	[6]	0.75	0.77	0.61	[6]
Portfolio turnover (%)	23		54	42	17

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       25

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$25,612,075	$25,612,075	—	—
Brazil	76,887,500	76,887,500	—	—
China	307,723,312	107,072,862	$200,650,450	—
Czech Republic	13,129,711	—	13,129,711	—
Greece	5,543,474	—	5,543,474	—
Hong Kong	54,066,227	—	54,066,227	—
India	90,608,187	—	90,608,187	—
Indonesia	24,020,281	—	24,020,281	—
Macau	16,822,624	—	16,822,624	—
Mexico	37,230,851	37,230,851	—	—
Peru	17,528,351	17,528,351	—	—
Russia	44,199,379	33,238,065	10,961,314	—
South Africa	53,113,059	—	53,113,059	—
South Korea	70,552,646	—	70,552,646	—
Taiwan	74,274,875	29,527,716	44,747,159	—
United Kingdom	27,294,409	—	27,294,409	—
United States	13,571,326	—	13,571,326	—
Preferred securities
Brazil	28,898,577	28,898,577	—	—
South Korea	56,466,440	—	56,466,440	—
Short-term investments	19,473,305	19,473,305	—	—
Total investments in securities	$1,057,016,609	$375,469,302	$681,547,307	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       26

amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018 were $2,617.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       27

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 1.050% of the first $500 million of the fund's average daily net assets; (b) 1.000% of the next $500 million of the fund's average daily net assets; (c) 0.950% of the fund's average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund's average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, Class R2, and Class R4 shares of the fund in an amount equal to the amount by which expenses of the share class exceed 1.50%, 2.20%, 1.60% and 1.35% of the respective class's average net assets, on an annualized basis. Prior to March 1, 2018, the Advisor has contractually agreed to waive and/or reimburse expenses for Class I shares to the extent they exceed 1.25% of the respective class's average net assets, on an annualized basis. This limit excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       28

expense. The waiver expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$145	Class R4	$42
Class C	14	Class R6	14
Class I	5	Class NAV	45,708
Class R2	4	Total	$45,932

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $39 for Class R4 shares for the six months ended April 30, 2018.

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended April 30, 2018, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $5,100 for Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       29

includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,078	$1,843
Class C	1,578	171
Class I	—	62
Class R2	103	5
Class R4	99	5
Class R6	—	20
Total	$6,858	$2,106

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	217,299	$2,701,760	223,447	$2,359,031
Distributions reinvested	3,354	39,480	59	513
Repurchased	(97,830)	(1,200,411)	(42,710)	(425,950)
Net increase	122,823	$1,540,829	180,796	$1,933,594
Class C shares
Sold	9,648	$116,294	13,822	$154,033
Distributions reinvested	225	2,615	—	—
Repurchased	(10,828)	(129,643)	(4)	(45)
Net increase (decrease)	(955)	($10,734)	13,818	$153,988
Class I shares
Sold	1,251	$15,009	2,793	$27,643
Distributions reinvested	61	720	6	53
Repurchased	(5,812)	(69,733)	(1,431)	(14,112)
Net increase (decrease)	(4,500)	($54,004)	1,368	$13,584
Class R2 shares
Sold	—	—	1,148	$13,002
Distributions reinvested	18	210	—	—
Repurchased	(5,802)	(69,451)	—	—
Net increase (decrease)	(5,784)	($69,241)	1,148	$13,002

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       30

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	379	$4,763	589	$6,149
Distributions reinvested	10	119	—	—
Repurchased	(5,812)	(69,675)	(4)	(46)
Net increase (decrease)	(5,424)	($64,793)	585	$6,103
Class R6 shares
Sold	36,675	$458,059	9,218	$86,971
Distributions reinvested	163	1,921	—	—
Repurchased	(5,812)	(69,764)	(44)	(498)
Net increase	31,026	$390,216	9,174	$86,473
Class NAV shares
Sold	2,418,930	$29,152,158	13,443,243	$135,258,748
Distributions reinvested	1,570,434	18,484,011	559,131	4,825,297
Repurchased	(7,869,595)	(97,242,425)	(15,656,652)	(164,968,654)
Net decrease	(3,880,231)	($49,606,256)	(1,654,278)	($24,884,609)
Total net decrease	(3,743,044)	($47,873,983)	(1,447,389)	($22,677,865)

Affiliates of the fund owned 51%, 78%, 81%, 8%, and 100% of shares of Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $248,810,628 and $341,065,019, respectively, for the six months ended April 30, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       31

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, funds within the John Hancock group of funds complex held 99.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.9%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	9.6%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       32

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450359	456SA 4/18 6/18

John Hancock

Global Focused Strategies Fund

Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period. U.S. equities declined as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. In developed international markets, macroeconomic data began to suggest that the growth many investors were hoping for may not be as robust as early indications had suggested. Although some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

That said, the fundamentals across the global stage continue to appear supportive. One of the challenges investors will face in the coming months is navigating the continued normalization of monetary policy. Stronger economies will continue to prompt central banks to dial back the stimulus they had injected into the financial system in the years following the global financial crisis, and this less-accommodative stance may represent an adjustment for many markets.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Focused Strategies Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
27	Financial statements
31	Financial highlights
36	Notes to financial statements
48	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The ICE Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR (London Interbank Offered Rate) to a stated maturity.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The fund declined

The fund fell for the period, trailing its cash benchmark and the global equity market.

U.S. market volatility hurt results, overpowering the fund's absolute return focus

A sharp increase in U.S. market volatility weighed on the fund's European versus U.S. equity market volatility relative value strategy, the most significant detractor for the period. Setting the U.S. large-cap segment against the small-cap equity also weighed on results.

Rising oil prices helped offset losses

A position favoring global integrated oil stocks relative to the broader global market fared much better, as oil's rebound helped shares of companies engaged in its production, refining, and distribution.

PORTFOLIO ALLOCATION AS OF 4/30/18 (%)

Common stocks	20.5	Foreign government obligations	6.7
Energy	8.3	U.S. Government	4.5
Financials	6.0	Purchased options	3.3
Consumer Staples	4.8	Short-term investments and other	47.6
Information technology	0.6	Certificate of deposit	18.3
Materials	0.6	U.S. Government	15.0
Utilities	0.2	Commercial paper	6.5
Corporate bonds	17.4	Time deposits	5.7
Financials	9.8	Money market funds	1.4
Energy	2.9	Other assets and liabilities, net	0.7
Telecommunication Services	2.3	TOTAL	100.0
Materials	0.6
Real Estate	0.6
Consumer discretionary	0.6
Utilities	0.6
As a percentage of net assets.

A note about risks

Absolute return funds are not designed to outperform stocks and bonds in strong markets. There is no guarantee of a positive return, of the fund achieving its objective, or that volatility-reducing strategies will be successful. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in certain foreign markets or security types may restrict or otherwise affect the fund's ability to implement its investment strategy. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if an issuer is unable or unwilling to make principal or interest payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Currency transactions are affected by fluctuations in exchange rates. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Neil J. Richardson, Standard Life Investments

Neil J. Richardson
Portfolio Manager
Standard Life Investments

Would you walk us through your investment philosophy and how you think about implementing the fund's mandate of seeking long-term total return?

Our investment process is designed to capitalize on the broader team's macro- and microeconomic research findings across an array of asset classes around the world, with an emphasis on multi-year views. We work closely with specialist colleagues in rigorously examining and reviewing any new strategy proposals as they arise, and we continually revisit and test the investment thesis behind each existing position in the fund.

The fund seeks long-term total return. Our goal is to build and maintain a collection of strategies that work well together in a variety of different market environments. The portfolio construction process blends asset allocation and risk management expertise to achieve what we view as a favorable combination of return-generation potential and resilience.

What were some of your key observations about the macroeconomic and market environment during the six months ended April 30, 2018?

Global equities posted modest gains for the period, but the subdued market volatility readings of recent quarters came to an abrupt end in February as a number of developments prompted investors to begin taking profits. Price volatility was particularly pronounced in the U.S. market. Rising inflation expectations stoked fears that the U.S. Federal Reserve would be prompted to hike interest rates more quickly than anticipated. Meanwhile, the U.S. administration's plans to implement tariffs on aluminum, steel, and a range of other imports caused market participants to contemplate the prospects of a trade war.

The price of crude oil staged an impressive comeback, sharply lifting stocks of companies engaged in oil exploration, production, refining, and distribution. Along with energy, the U.S. consumer discretionary sector posted robust returns. Brazil's equity market, too, was strong for the period.

Global government bonds fared less well, as rising yields—and volatile yield movements—weighed down high-quality bond prices in the Unites States and in other debt markets around the world.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       4

"The most significant detractor from performance for the period was the fund's European versus U.S. equity market volatility strategy, implemented with variance swaps and volatility index futures."

Against that backdrop, how did the fund perform?

The fund's Class A shares declined 3.34% (excluding sales charges). By comparison, the fund's cash benchmark, the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index, was up 0.55%, while the average peer in Morningstar's multialternative fund category was down 0.12%. Developed-market stocks, as represented by the MSCI World Index, were up 3.68%.

Of the fund's underlying strategies, which of them were among the most significant detractors from performance for the period?

The most significant detractor from performance for the period was the fund's European versus U.S. equity market volatility strategy, implemented with variance swaps and volatility index futures. Europe's EURO STOXX 50 Index represents relatively concentrated and cyclical equity exposure when compared with the more diversified and defensive S&P 500 Index, representing the U.S. market. We expect markets with fewer members and greater concentration in specific stocks and sectors to be statistically more prone to higher intra-market correlations, hence our expectations for greater market volatility in Europe than in the United States. However, that expectation did not materialize in this particular period.

Another relative value pairing, setting the U.S. large-cap segment against small-cap equity, also

PORTFOLIO COMPOSITION AS OF 4/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       5

suffered a loss for the period. Over the intermediate term, we expect large caps to outperform their smaller counterparts, since larger companies tend to be more resilient to the inflation, interest-rate, and wage pressures marking mature stages of the business cycle; however, smaller caps instead fared better over the reporting period.

An allocation to the South Korea's equity market also weighed on the fund's results, as the twists and turns of geopolitical tensions on the Korean peninsula continued. Separately, certain currency pairs and inflation positions also hindered performance.

What about strategies that were positive contributors?

The fund's oil majors versus global equity relative value strategy, a new position with long exposure to oil company stocks and short exposure to the broader global equity market, was among the fund's leading contributors. Rebounding crude prices boosted large integrated oil shares, representing companies engaged in oil exploration, production, refining, and distribution.

Certain holdings designed to benefit from global rate movements, including three new positions—Italian versus German interest rates, Greek versus German government bonds, and short U.S. interest rates—fared well, too, partially offsetting losses elsewhere in the fund.

At a high level, how was the fund positioned at the end of the period, and how did that positioning reflect your expectations of key opportunities and risks?

The fund closed the period with continued equity exposure, designed to benefit from our central expectation of modest, broad-based global growth. We expect the European Central Bank to remain relatively cautious in the near term given elevated levels of uncertainty around the United Kingdom's withdrawal from the European Union. Some of the fund's largest equity positions

COUNTRY COMPOSITION AS OF 4/30/18 (%)

United States	31.7
France	11.4
United Kingdom	7.8
Greece	6.7
Netherlands	4.3
Japan	4.3
Canada	3.8
Switzerland	3.6
Denmark	3.5
Russia	3.4
Other countries	19.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       6

included European dividends, European equity banks, U.S. equity banks, European equity, and South Korean equity. The fund also held a Russian versus Brazilian equity relative value strategy.

The fund also holds a broad collection of other types of positions with exposure to inflation, credit, duration, foreign exchange, and volatility. They included the emerging-markets income and short U.K. inflation strategies. The fund maintains a position designed to benefit from the steepening of the U.S. inflation curve as longer-term inflation expectations seem poised to rise. Meanwhile, the United States has continued to move toward an environment of tightening monetary policy.

We will continue seeking to exploit the opportunities-—and guard against the risks—that these conditions present by implementing a diversified range of strategies using multiple asset classes from regions around the world.

MANAGED BY

Neil J. Richardson On the fund since inception Investing since 1985
David Sol On the fund since inception Investing since 2003

The views expressed in this report are exclusively those of Neil J. Richardson, Standard Life Investments, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-5.52	-3.89	-8.21	-7.80
Class C	-2.15	-2.10	-4.52	-4.25
Class I2	-0.13	-1.10	-3.03	-2.23
Class R6[2]	-0.13	-1.00	-3.03	-2.04
Class NAV[2]	-0.13	-1.00	-3.03	-2.04
Index 1†	1.23	1.10	0.55	2.26

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	2.89	3.64	2.63	2.54	2.52
Net (%)	1.99	2.74	1.73	1.64	1.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Focused Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the ICE Bank of America Merrill Lynch U. S. Dollar 6-Month LIBOR Constant Maturity Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	4-13-16	9,575	9,575	10,226
Class I2	4-13-16	9,777	9,777	10,226
Class R6[2]	4-13-16	9,796	9,796	10,226
Class NAV[2]	4-13-16	9,796	9,796	10,226

The ICE Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR (London Interbank Offered Rate) to a stated maturity.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 4-13-16
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,000.00	$9.82	1.98%
	Hypothetical example for comparison purposes	1,000.00	1,015.00	9.89	1.98%
Class C	Actual expenses/actual returns	1,000.00	1,000.00	13.54	2.73%
	Hypothetical example for comparison purposes	1,000.00	1,011.30	13.61	2.73%
Class I	Actual expenses/actual returns	1,000.00	1,000.00	8.58	1.73%
	Hypothetical example for comparison purposes	1,000.00	1,016.20	8.65	1.73%
Class R6	Actual expenses/actual returns	1,000.00	1,000.00	8.03	1.62%
	Hypothetical example for comparison purposes	1,000.00	1,016.80	8.10	1.62%
Class NAV	Actual expenses/actual returns	1,000.00	969.70	7.91	1.62%
	Hypothetical example for comparison purposes	1,000.00	1,016.80	8.10	1.62%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.5%					$2,108,034
(Cost $2,121,147)
United States 4.5%					2,108,034
U.S. Treasury Treasury Inflation Protected Security (A)	1.375	02-15-44		1,785,800	2,108,034

Foreign government obligations 6.7%					$3,132,640
(Cost $3,111,175)
Greece 6.7%					3,132,640
Republic of Greece
Bond (B)	3.375	02-15-25	EUR	882,000	1,057,058
Bond	3.500	01-30-23	EUR	848,000	1,052,926

Bond (B)	4.375	08-01-22	EUR	795,000	1,022,656
Corporate bonds 17.4%					$8,062,192
(Cost $8,004,447)
Argentina 0.5%					259,684
Cablevision SA	6.500	06-15-21		250,000	259,684
Brazil 0.6%					273,000
Petrobras Global Finance BV	4.375	05-20-23		280,000	273,000
Canada 0.6%					264,358
PTTEP Canada International Finance, Ltd.	5.692	04-05-21		250,000	264,358
Cayman Islands 0.6%					265,497
MAF Global Securities, Ltd. (5.500% to 9-7-22, then 5 Year U.S. Swap Rate + 3.476) (C)	5.500	09-07-22		270,000	265,497
Colombia 0.5%					259,875
Bancolombia SA (4.875% to 10-18-22, then 1 Year CMT + 2.929%)	4.875	10-18-27		270,000	259,875
Denmark 1.3%					614,588
Danske Bank A/S (6.125% to 3-28-24, then 7 Year U.S. Swap Rate + 3.896%) (C)	6.125	03-28-24		607,000	614,588
France 2.8%					1,290,422
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%)	8.125	09-19-33		435,000	442,512
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (C)	6.750	04-07-21	EUR	326,000	437,410
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (C)	8.250	11-29-18		400,000	410,500
Germany 0.6%					261,721
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (C)	7.625	04-30-20	EUR	200,000	261,721
12	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Guatemala 0.6%					$269,703
Comunicaciones Celulares SA	6.875	02-06-24		260,000	269,703
Hong Kong 1.1%					531,736
China Resources Gas Group, Ltd.	4.500	04-05-22		260,000	265,048
Shimao Property Holdings, Ltd.	8.375	02-10-22		250,000	266,688
Italy 0.6%					264,873
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (C)	7.000	01-19-21	EUR	200,000	264,873
Kazakhstan 0.6%					266,793
KazMunayGas National Company JSC	3.875	04-19-22		270,000	266,793
Mexico 1.1%					507,990
Petroleos Mexicanos	3.500	01-30-23		270,000	255,015
Unifin Financiera SA	7.250	09-27-23		250,000	252,975
Netherlands 0.6%					263,256
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (C)	5.750	09-22-20	EUR	200,000	263,256
Russia 0.6%					275,652
Gazprom OAO	6.510	03-07-22		260,000	275,652
Switzerland 2.0%					938,252
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (C)	7.125	07-29-22		513,000	538,137
UBS AG (4.750% to 5-22-18, then 5 Year U.S. Swap Rate + 3.765%)	4.750	05-22-23		400,000	400,115
Turkey 0.6%					268,558
Turk Telekomunikasyon AS	3.750	06-19-19		270,000	268,558
United Kingdom 1.5%					716,481
Liquid Telecommunications Financing PLC	8.500	07-13-22		250,000	263,151
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (C)	8.625	08-15-21		414,000	453,330
Virgin Islands, British 0.6%					269,753
Gerdau Trade, Inc.	5.750	01-30-21		260,000	269,753

	Shares	Value
Common stocks 20.5%		$9,504,232
(Cost $8,926,432)
France 1.6%		727,492
Danone SA	3,437	278,417
TOTAL SA	7,145	449,075
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	13

	Shares	Value
Germany 0.4%		$199,182
Suedzucker AG	4,300	71,468
Symrise AG	1,580	127,714
Ireland 0.5%		234,388
Glanbia PLC	4,830	81,580
Kerry Group PLC, Class A	1,499	152,808
Italy 1.0%		450,923
Eni SpA	23,067	450,923
Netherlands 1.6%		736,237
Heineken NV	2,750	289,507
Royal Dutch Shell PLC, A Shares	12,766	446,730
Norway 0.2%		101,428
Orkla ASA	10,959	101,428
Russia 2.8%		1,290,273
Lenta, Ltd. (D)	20,479	115,048
LUKOIL PJSC, ADR	3,996	266,356
Magnit PJSC, GDR	5,174	97,827
Mail.Ru Group, Ltd., GDR (D)	3,977	126,050
RusHydro PJSC, ADR	100,572	113,646
Sberbank of Russia PJSC, ADR	14,936	220,605
VTB Bank PJSC, GDR	98,551	184,341
Yandex NV, Class A (D)	4,988	166,400
Spain 0.9%		436,309
Repsol SA	22,864	436,309
Switzerland 1.6%		731,837
Chocoladefabriken Lindt & Spruengli AG (D)	2	151,694
Givaudan SA	73	162,502
Nestle SA	5,391	417,641
United Kingdom 1.9%		898,326
BP PLC	60,329	448,125
Unilever NV	7,853	450,201
United States 8.0%		3,697,837
Bank of America Corp.	12,504	374,120
BB&T Corp.	2,160	114,048
Chevron Corp.	3,585	448,519
Citigroup, Inc.	4,712	321,688
Comerica, Inc.	565	53,438
Exxon Mobil Corp.	5,511	428,480
Fifth Third Bancorp	2,322	77,021
Huntington Bancshares, Inc.	2,442	36,410
JPMorgan Chase & Co.	3,409	370,831
KeyCorp	3,720	74,102
14	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
M&T Bank Corp.	349	$63,612
Occidental Petroleum Corp.	5,749	444,168
People's United Financial, Inc.	1,836	33,580
Regions Financial Corp.	4,268	79,812
SunTrust Banks, Inc.	1,346	89,913
The PNC Financial Services Group, Inc.	1,097	159,734
U.S. Bancorp	3,013	152,006
Wells Fargo & Company	6,239	324,178
Zions Bancorporation	953	52,177

	Contracts/Notional amount	Value
Purchased options 3.3%		$1,552,420
(Cost $1,495,181)
Calls 2.0%		916,932
Exchange Traded Option on Euro STOXX 50 Price Index (Expiration Date: 3-15-19; Strike Price: EUR 3,450.00; Notional Amount: 590) (D)	59	125,468
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.740% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10-12-27; Strike Rate: 2.740%; Counterparty: Morgan Stanley & Company, Inc.) (D)(E)	5,340,000	371,397
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 6-18-18; Strike Price: EUR 127.42; Counterparty: Merrill Lynch) (D)(E)	5,725	20,312
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 6-18-18; Strike Price: EUR 128.41; Counterparty: Merrill Lynch) (D)(E)	5,725	16,811
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-18; Strike Price: KRW 310.00; Counterparty: Societe Generale Paris) (D)(E)	12,754,015	282,571
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-18; Strike Price: KRW 330.00; Counterparty: Societe Generale Paris) (D)(E)	9,000,000	100,373
Puts 1.3%		635,488
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.740% (Expiration Date: 10-12-27; Strike Rate: 2.740%; Counterparty: Morgan Stanley & Company, Inc.) (D)(E)	5,340,000	564,945
Over the Counter Option on the EUR vs. USD (Expiration Date: 3-5-19; Strike Price: EUR 1.21; Counterparty: Deutsche Bank) (D)(E)	3,770,000	70,543

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 46.9%				$21,769,679
(Cost $21,769,093)
Certificate of deposit 18.3%				8,496,391
Bank of Montreal	1.920	05-25-18	1,000,000	1,000,290
Danske Bank A/S	1.790	05-02-18	1,000,000	1,000,020
DZ Bank AG	2.290	07-10-18	1,000,000	1,000,270
ING Bank NV	1.910	06-20-18	1,000,000	999,776
Mizuho Bank, Ltd.	2.386	07-23-18	1,000,000	994,604
Natixis SA	2.350	08-01-18	1,000,000	1,001,590
Standard Chartered PLC	2.480	10-23-18	1,000,000	999,869
Sumitomo Mitsui Financial Group, Inc.	2.060	06-25-18	1,000,000	999,990
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	15

	Yield* (%)	Maturity date	Par value^	Value
Certificate of deposit (continued)
The Toronto-Dominion Bank	1.760	05-16-18	500,000	$499,982
Commercial paper 6.5%				2,992,601
Agence Centrale Organismes	1.979	05-09-18	1,000,000	999,489
Nationwide Building Society	1.822	05-14-18	1,000,000	999,223
OP Corporate Bank PLC	2.306	07-31-18	1,000,000	993,889
Time deposits 5.7%				2,646,315
BNP Paribas SA	1.650	05-01-18	1,280,883	1,280,883
KBC Bank NV	1.690	05-01-18	1,365,432	1,365,432
U.S. Government 15.0%				6,977,353
U.S. Treasury Bill	1.622	05-17-18	2,000,000	1,998,584
U.S. Treasury Bill (A)	1.705	07-26-18	5,000,000	4,978,769

	Yield (%)	Shares	Value
Money market funds 1.4%			657,019
Federated Government Obligations Fund, Institutional Class	1.5571(F)	657,019	657,019
Total investments (Cost $45,427,475) 99.3%			$46,129,197
Other assets and liabilities, net 0.7%			342,529
Total net assets 100.0%			$46,471,726

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing security.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
16	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
CBOE Volatility Index Futures	18	Long	Jul 2018	$319,808	$310,950	$(8,858)
CBOE Volatility Index Futures	18	Long	Aug 2018	346,980	313,650	(33,330)
Euro STOXX 50 Index Dividend Futures	243	Long	Dec 2022	3,597,652	3,615,259	17,607
Euro-BTP Italian Government Bond Futures	49	Long	Jun 2018	7,973,079	8,225,543	252,464
FTSE 100 Index Futures	19	Long	Jun 2018	1,863,000	1,949,125	86,125
S&P 500 Index E-Mini Futures	47	Long	Jun 2018	6,483,354	6,220,450	(262,904)
SGX Nifty 50 Index Futures	68	Long	Jun 2018	1,444,493	1,460,776	16,283
STOXX Europe 600 Index Futures	102	Long	Jun 2018	2,289,946	2,340,941	50,995
CBOE Volatility Index Futures	18	Short	May 2018	(321,821)	(299,250)	22,571
CBOE Volatility Index Futures	18	Short	Jun 2018	(346,658)	(304,650)	42,008
Euro- BOBL Futures	20	Short	Jun 2018	(3,149,669)	(3,163,907)	(14,238)
Euro STOXX 50 Index Futures	40	Short	Jun 2018	(1,647,787)	(1,673,248)	(25,461)
German Euro-BUND Futures	40	Short	Jun 2018	(7,594,996)	(7,667,766)	(72,770)
Russell 2000 E-Mini Index Futures	61	Short	Jun 2018	(4,859,317)	(4,708,590)	150,727
						$221,219
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	2,904,200	USD	135,707	Chase	6/27/2018	—	$(642)
ARS	2,171,500	USD	102,236	JPMorgan Chase & Co.	7/17/2018	—	(2,593)
BRL	440,000	USD	125,160	Chase	6/7/2018	—	(13)
BRL	380,000	USD	116,279	Deutsche Bank AG	6/7/2018	—	(8,197)
BRL	5,724,400	USD	1,750,153	Merrill Lynch	6/7/2018	—	(121,986)
BRL	2,708,700	USD	822,488	Merrill Lynch	6/27/2018	—	(53,566)
COP	989,200,000	USD	344,585	Barclays Capital	6/27/2018	$7,260	—
COP	847,150,000	USD	304,851	JPMorgan Chase & Co.	7/17/2018	—	(3,706)
CZK	3,638,800	USD	176,983	Bank National Paris	6/27/2018	—	(4,753)
EUR	3,007,548	SEK	31,080,000	Barclays Capital	5/11/2018	82,619	—
EUR	153,687	USD	189,456	Morgan Stanley & Company, Inc.	5/11/2018	—	(3,736)
EUR	108,000	USD	134,107	Chase	5/23/2018	—	(3,478)
EUR	1,166,606	USD	1,466,381	Deutsche Bank AG	5/23/2018	—	(55,333)
GBP	130,000	USD	184,910	JPMorgan Chase & Co.	5/23/2018	—	(5,757)
GBP	96,000	USD	137,273	Royal Bank of Canada	5/23/2018	—	(4,975)
GBP	1,852,000	USD	2,612,005	HSBC	5/29/2018	—	(59,019)
HUF	121,385,000	USD	482,514	Deutsche Bank AG	6/27/2018	—	(13,552)
IDR	15,393,500,000	USD	1,106,332	Merrill Lynch	6/27/2018	—	(7,605)
INR	26,340,000	USD	400,112	Merrill Lynch	6/27/2018	—	(6,621)
JPY	268,300,000	USD	2,554,155	Chase	6/14/2018	—	(92,477)
KRW	130,000,000	USD	120,356	Bank National Paris	6/7/2018	1,119	—
KRW	150,000,000	USD	141,785	HSBC	6/7/2018	—	(1,622)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KRW	2,792,000,000	USD	2,652,732	Morgan Stanley & Company, Inc.	6/7/2018	—	$(43,825)
MXN	12,264,500	USD	647,347	Citigroup	6/27/2018	$2,589	—
MXN	3,976,000	USD	214,199	Societe Generale Paris	7/17/2018	—	(4,158)
MYR	1,414,350	USD	361,486	Barclays Capital	6/27/2018	—	(3,743)
PEN	493,600	USD	151,064	Chase	6/27/2018	411	—
PEN	442,100	USD	136,278	Citigroup	7/17/2018	—	(675)
RON	1,506,450	USD	398,606	Citigroup	6/27/2018	—	(8,290)
RUB	32,489,000	USD	564,820	Barclays Capital	6/27/2018	—	(52,398)
SEK	31,080,000	EUR	3,161,235	Barclays Capital	5/11/2018	—	(268,339)
SEK	1,050,000	USD	125,925	Royal Bank of Canada	7/12/2018	—	(5,331)
THB	21,979,000	USD	704,907	Merrill Lynch	6/27/2018	—	(7,377)
TRY	1,457,350	USD	369,793	Citigroup	6/27/2018	—	(17,269)
USD	2,314,154	AUD	3,010,000	Morgan Stanley & Company, Inc.	7/3/2018	47,586	—
USD	116,137	BRL	380,000	Deutsche Bank AG	6/7/2018	8,055	—
USD	282,385	BRL	950,000	JPMorgan Chase & Co.	6/7/2018	12,181	—
USD	800,662	CHF	734,926	Deutsche Bank AG	5/23/2018	57,701	—
USD	476,600	EUR	386,083	Bank National Paris	5/23/2018	9,621	—
USD	183,254	EUR	150,000	Chase	5/23/2018	1,824	—
USD	4,138,686	EUR	3,292,607	Deutsche Bank AG	5/23/2018	156,172	—
USD	4,502,990	EUR	3,637,389	Morgan Stanley & Company, Inc.	5/23/2018	103,452	—
USD	794,256	EUR	640,000	Deutsche Bank AG	6/27/2018	17,972	—
USD	2,140,421	EUR	1,720,000	Morgan Stanley & Company, Inc.	7/17/2018	50,806	—
USD	98,531	GBP	69,865	Bank National Paris	5/23/2018	2,250	—
USD	82,912	GBP	58,830	Citigroup	5/23/2018	1,839	—
USD	92,072	GBP	65,285	JPMorgan Chase & Co.	5/23/2018	2,102	—
USD	80,008	GBP	56,342	Morgan Stanley & Company, Inc.	5/23/2018	2,362	—
USD	65,810	GBP	46,570	Royal Bank of Canada	5/23/2018	1,632	—
USD	2,606,103	GBP	1,852,000	Societe Generale Paris	5/29/2018	53,116	—
USD	2,889,394	GBP	2,075,000	Royal Bank of Scotland	6/27/2018	24,719	—
USD	256,613	GBP	181,900	Citigroup	7/12/2018	5,301	—
USD	77,512	JPY	8,200,000	Societe Generale Paris	5/23/2018	2,393	—
USD	215,818	JPY	22,800,000	Morgan Stanley & Company, Inc.	6/14/2018	6,625	—
USD	3,150,081	KRW	3,369,000,000	Bank National Paris	6/7/2018	2,014	—
USD	121,148	NOK	940,937	JPMorgan Chase & Co.	5/23/2018	3,771	—
USD	1,274,671	RUB	72,010,000	HSBC	6/7/2018	136,326	—
ZAR	9,868,500	USD	820,721	Deutsche Bank AG	6/27/2018	—	(34,943)
						$803,818	$(895,979)
18	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Barclays Bank	S&P 500 Index	USD	2,640.87	May 2018	294	294	$15,541	$(2,111)
Merrill Lynch	S&P 500 Index	USD	2,648.05	Jun 2018	291	291	11,640	(11,640)
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,535.00	May 2018	4,240	4,240	10,156	(17,290)
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,577.00	Jun 2018	4,290	4,290	9,676	(9,676)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,765.00	May 2018	173	173	11,959	(28,358)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,983.00	Jun 2018	173	173	8,075	(8,075)
							$67,047	$(77,150)
Puts
Barclays Bank	S&P 500 Index	USD	2,640.87	May 2018	294	294	$14,700	—
Merrill Lynch	Euro STOXX Banks Price Index	EUR	128.41	Jun 2018	5,725	5,725	35,452	$(22,271)
Merrill Lynch	Euro STOXX Banks Price Index	EUR	127.42	Jun 2018	5,725	5,725	36,028	(18,925)
Merrill Lynch	S&P 500 Index	USD	2,648.05	Jun 2018	291	291	11,747	(11,747)
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,535.00	May 2018	4,240	4,240	17,570	—
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,577.00	Jun 2018	4,290	4,290	13,721	(13,721)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,765.00	May 2018	173	173	11,289	—
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,983.00	Jun 2018	173	173	10,634	(10,634)
							$151,141	$(77,298)
Exchange-traded	Euro STOXX 50 Price Index	EUR	3,200.00	Mar 2019	59	590	91,628	(75,096)
							$91,628	$(75,096)
							$309,816	$(229,544)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	26,200,000	CAD	3 month CDOR	Fixed 1.843%	Semi-Annual	Semi-Annual	Dec 2019	—	$(82,678)	$(82,678)
Centrally cleared	167,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	2,640	2,640
Centrally cleared	36,600,000	USD	Fixed 2.652%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2020	—	90,666	90,666
Centrally cleared	3,690,000	CAD	3 month CDOR	Fixed 2.278%	Semi-Annual	Semi-Annual	Apr 2020	—	1,811	1,811
Centrally cleared	25,400,000	SEK	Fixed -0.117%	3 month STIBOR	Annual	Quarterly	Apr 2020	—	(3,263)	(3,263)
Centrally cleared	5,070,000	CAD	Fixed 2.235%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	133,739	133,739
Centrally cleared	31,500,000	SEK	3 month STIBOR	Fixed 1.048%	Annual	Quarterly	Dec 2027	—	(33,462)	(33,462)
Centrally cleared	332,000	CAD	Fixed 2.735%	3 month CDOR	Semi-Annual	Semi-Annual	Apr 2028	—	(1,595)	(1,595)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	19

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,510,000	SEK	3 month STIBOR	Fixed 1.322%	Annual	Quarterly	Apr 2028	—	$1,433	$1,433
Centrally cleared	736,000,000	JPY	6 month LIBOR	Fixed 0.242%	Semi-Annual	Semi-Annual	Sep 2028	—	(65,386)	(65,386)
Centrally cleared	68,700,000	JPY	6 month LIBOR	Fixed 0.300%	Semi-Annual	Semi-Annual	Dec 2028	—	(3,674)	(3,674)
Centrally cleared	539,000,000	JPY	6 month LIBOR	Fixed 0.380%	Semi-Annual	Semi-Annual	May 2029	—	(8,271)	(8,271)
Centrally cleared	373,000,000	JPY	Fixed 0.548%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2038	—	122,301	122,301
Centrally cleared	37,300,000	JPY	Fixed 0.640%	6 month LIBOR	Semi-Annual	Semi-Annual	Dec 2038	—	7,110	7,110
Centrally cleared	281,000,000	JPY	Fixed 0.758%	6 month LIBOR	Semi-Annual	Semi-Annual	May 2039	—	10,287	10,287
Centrally cleared	1,550,000	EUR	Fixed 1.469%	6 month EURIBOR	Annual	Semi-Annual	Sep 2047	—	5,237	5,237
Centrally cleared	1,610,000	USD	Fixed 2.740%	3 month LIBOR	Semi-Annual	Quarterly	Oct 2047	—	58,324	58,324
Centrally cleared	488,000	USD	3 month LIBOR	Fixed 2.740%	Semi-Annual	Quarterly	Oct 2047	$(6,309)	(11,369)	(17,678)
								$(6,309)	$223,850	$217,541

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	33,657	Sep 2018	BNP Paribas SA	—	$841	$841
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	70,778	Sep 2018	BNP Paribas SA	—	(1,264)	(1,264)
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	66,612	Sep 2018	BNP Paribas SA	—	1,496	1,496
Pay	Campbell Soup Company	1 month USD LIBOR	Monthly	USD	146,410	Jun 2018	Goldman Sachs	—	7,051	7,051
Pay	Campbell Soup Company	1 month USD LIBOR	Monthly	USD	9,247	Jun 2018	Goldman Sachs	—	445	445
Pay	Conagra Brands, Inc.	1 month USD LIBOR	Monthly	USD	172,654	Jun 2018	Goldman Sachs	—	(209)	(209)
Pay	Conagra Brands, Inc.	1 month USD LIBOR	Monthly	USD	22,549	Jun 2018	Goldman Sachs	—	(27)	(27)
Pay	Flowers Foods, Inc.	1 month USD LIBOR	Monthly	USD	71,597	Jun 2018	Goldman Sachs	—	(522)	(522)
Pay	Flowers Foods, Inc.	1 month USD LIBOR	Monthly	USD	1,256	Jun 2018	Goldman Sachs	—	(9)	(9)
Pay	General Mills, Inc.	1 month USD LIBOR	Monthly	USD	262,166	Jun 2018	Goldman Sachs	—	8,886	8,886
Pay	General Mills, Inc.	1 month USD LIBOR	Monthly	USD	12,079	Jun 2018	Goldman Sachs	—	409	409
Pay	Hormel Foods Corp.	1 month USD LIBOR	Monthly	USD	194,140	Jun 2018	Goldman Sachs	—	(4,294)	(4,294)
Pay	J.M. Smucker Company	1 month USD LIBOR	Monthly	USD	155,905	Jun 2018	Goldman Sachs	—	8,970	8,970
Pay	J.M. Smucker Company	1 month USD LIBOR	Monthly	USD	5,806	Jun 2018	Goldman Sachs	—	334	334
20	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Kellogg Company	1 month USD LIBOR	Monthly	USD	230,426	Jun 2018	Goldman Sachs	—	$17,967	$17,967
Pay	Kellogg Company	1 month USD LIBOR	Monthly	USD	16,532	Jun 2018	Goldman Sachs	—	1,289	1,289
Pay	McCormick & Company	1 month USD LIBOR	Monthly	USD	148,126	Jun 2018	Goldman Sachs	—	2,664	2,664
Pay	McCormick & Company	1 month USD LIBOR	Monthly	USD	13,729	Jun 2018	Goldman Sachs	—	247	247
Pay	Mondelez International, Inc.	1 month USD LIBOR	Monthly	USD	433,660	Jun 2018	Goldman Sachs	—	28,354	28,354
Pay	Mondelez International, Inc.	1 month USD LIBOR	Monthly	USD	6,546	Jun 2018	Goldman Sachs	—	428	428
Pay	Pilgrim’s Pride Corp.	1 month USD LIBOR	Monthly	USD	76,687	Jun 2018	Goldman Sachs	—	7,926	7,926
Pay	The Hershey Company	1 month USD LIBOR	Monthly	USD	218,574	Jun 2018	Goldman Sachs	—	11,135	11,135
Pay	The Hershey Company	1 month USD LIBOR	Monthly	USD	12,971	Jun 2018	Goldman Sachs	—	661	661
Pay	Atresmedia Corp. de Medios de Comunicacion SA	1 month EURIBOR - 0.60%	Monthly	EUR	34,228	Mar 2019	Goldman Sachs	—	(1,707)	(1,707)
Pay	Atresmedia Corp. de Medios de Comunicacion SA	1 month EURIBOR - 0.60%	Monthly	EUR	23,225	Mar 2019	Goldman Sachs	—	(1,158)	(1,158)
Pay	Atresmedia Corp. de Medios de Comunicacion SA	1 month EURIBOR - 0.60%	Monthly	EUR	71,379	Mar 2019	Goldman Sachs	—	(3,559)	(3,559)
Pay	ITV PLC	1 month GBP LIBOR - 0.30%	Monthly	GBP	114,143	Mar 2019	Goldman Sachs	—	(8,104)	(8,104)
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.40%	Monthly	EUR	56,862	Mar 2019	Goldman Sachs	—	(2,930)	(2,930)
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.40%	Monthly	EUR	59,527	Mar 2019	Goldman Sachs	—	(3,068)	(3,068)
Pay	Metropole Television	1 month EURIBOR - 0.40%	Monthly	EUR	44,135	Mar 2019	Goldman Sachs	—	(230)	(230)
Pay	Metropole Television	1 month EURIBOR - 0.40%	Monthly	EUR	4,003	Mar 2019	Goldman Sachs	—	(21)	(21)
Pay	ProSiebenSat.1 Media SE	1 month EURIBOR - 0.40%	Monthly	EUR	135,443	Mar 2019	Goldman Sachs	—	(5,451)	(5,451)
Pay	RTL Group SA	1 month EURIBOR - 0.40%	Monthly	EUR	91,632	Mar 2019	Goldman Sachs	—	(3,651)	(3,651)
Pay	Television Francaise 1	1 month EURIBOR - 0.40%	Monthly	EUR	62,749	Mar 2019	Goldman Sachs	—	(3,125)	(3,125)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	13,573	Jul 2018	HSBC	—	(4,077)	(4,077)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	7,700	Jul 2018	HSBC	—	(2,313)	(2,313)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	21

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	7,271	Jul 2018	HSBC	—	$(2,184)	$(2,184)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	34,007	Jul 2018	HSBC	—	(9,031)	(9,031)
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	24,179	Jul 2018	HSBC	—	(5,384)	(5,384)
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	12,826	Jul 2018	HSBC	—	(2,856)	(2,856)
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	14,035	Jul 2018	HSBC	—	(3,125)	(3,125)
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	28,377	Jul 2018	HSBC	—	(6,429)	(6,429)
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	34,200	Jul 2018	HSBC	—	(14,166)	(14,166)
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	46,948	Jul 2018	HSBC	—	(3,101)	(3,101)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	26,860	Jul 2018	HSBC	—	(2,617)	(2,617)
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	48,335	Jul 2018	HSBC	—	(12,877)	(12,877)
Pay	Next PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	238,014	Jul 2018	HSBC	—	(33,581)	(33,581)
Pay	Tesco PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	59,015	Jul 2018	HSBC	—	(12,909)	(12,909)
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	22,928	Jul 2018	HSBC	—	(4,574)	(4,574)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	7,841	Apr 2019	HSBC	—	474	474
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	113,816	Apr 2019	HSBC	—	(27,990)	(27,990)
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	128,346	Apr 2019	HSBC	—	(1,003)	(1,003)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	99,805	Apr 2019	HSBC	—	(3,144)	(3,144)
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	24,925	Apr 2019	HSBC	—	(1,497)	(1,497)
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	78,726	Apr 2019	HSBC	—	1,571	1,571
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	155,903	Apr 2019	HSBC	—	(8,472)	(8,472)
Pay	Atresmedia Corp. de Medios de Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	123,722	Jun 2018	Merrill Lynch	—	(1,417)	(1,417)
Pay	Atresmedia Corp. de Medios de Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	8,250	Jun 2018	Merrill Lynch	—	(95)	(95)
Pay	ITV PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	12,759	Jun 2018	Merrill Lynch	—	(1,781)	(1,781)
22	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ITV PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	106,941	Jun 2018	Merrill Lynch	—	$(14,928)	$(14,928)
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	65,874	Jun 2018	Merrill Lynch	—	(2,146)	(2,146)
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	48,464	Jun 2018	Merrill Lynch	—	(1,579)	(1,579)
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	18,175	Jun 2018	Merrill Lynch	—	(592)	(592)
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	38,353	Jun 2018	Merrill Lynch	—	219	219
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	45,239	Jun 2018	Merrill Lynch	—	258	258
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	56,728	Jun 2018	Merrill Lynch	—	324	324
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	24,433	Jun 2018	Merrill Lynch	—	139	139
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	25,071	Jun 2018	Merrill Lynch	—	135	135
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	38,151	Jun 2018	Merrill Lynch	—	206	206
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	13,140	Jun 2018	Merrill Lynch	—	71	71
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	11,644	Jun 2018	Merrill Lynch	—	63	63
Pay	ProSiebenSat.1 Media SE	1 month EURIBOR - 0.15%	Monthly	EUR	129,035	Jun 2018	Merrill Lynch	—	(15,044)	(15,044)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	15,990	Jun 2018	Merrill Lynch	—	(1,434)	(1,434)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	30,985	Jun 2018	Merrill Lynch	—	(2,779)	(2,779)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	72,587	Jun 2018	Merrill Lynch	—	(6,509)	(6,509)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	56,729	Jun 2018	Merrill Lynch	—	(5,087)	(5,087)
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	26,094	Jun 2018	Merrill Lynch	—	(922)	(922)
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	18,658	Jun 2018	Merrill Lynch	—	(659)	(659)
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	14,269	Jun 2018	Merrill Lynch	—	(504)	(504)
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	16,193	Jun 2018	Merrill Lynch	—	(572)	(572)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.30%	Monthly	GBP	72,938	Jan 2019	Merrill Lynch	—	(7,125)	(7,125)
Pay	Bovespa Index	3 month USD LIBOR + 0.35%	Quarterly	USD	1,566,765	Sep 2018	Morgan Stanley & Company, Inc.	—	64,535	64,535
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	64,725	Sep 2018	Societe Generale Paris	—	(14,128)	(14,128)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	23

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	29,781	Sep 2018	Societe Generale Paris	—	$(1,375)	$(1,375)
								—	$(112,237)	$(112,237)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Merrill Lynch International	2,460,000	USD	$2,460,000	USD - Non-Revised CPI	Fixed 2.145%	At Maturity	At Maturity	Mar 2022	—	$(11,463)	$(11,463)
Merrill Lynch International	508,000	USD	508,000	Fixed 2.305%	USD - Non-Revised CPI	At Maturity	At Maturity	Mar 2047	—	14,922	14,922
Merrill Lynch International	1,150,000	EUR	1,369,015	EUR - Ex Tobacco Non-Revised CPI	Fixed 1.833%	At Maturity	At Maturity	Aug 2047	—	(42,798)	(42,798)
Morgan Stanley & Company, Inc.	2,400,000	GBP	2,921,770	Fixed 3.660%	GBP - Non-Revised RPI	At Maturity	At Maturity	Mar 2020	—	(31,473)	(31,473)
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	Fixed 3.630%	GBP - Non-Revised RPI	At Maturity	At Maturity	Apr 2020	—	(134,960)	(134,960)
Morgan Stanley & Company, Inc.	9,440,000	USD	9,440,000	USD - Non-Revised CPI	Fixed 1.490%	At Maturity	At Maturity	Sep 2021	—	(348,007)	(348,007)
Morgan Stanley & Company, Inc.	9,420,000	USD	9,420,000	USD - Non-Revised CPI	Fixed 2.010%	At Maturity	At Maturity	Nov 2021	—	(132,215)	(132,215)
Morgan Stanley & Company, Inc.	9,870,000	USD	9,870,000	USD - Non-Revised CPI	Fixed 1.968%	At Maturity	At Maturity	May 2022	—	(153,060)	(153,060)
Morgan Stanley & Company, Inc.	2,100,000	USD	2,100,000	USD - Non-Revised CPI	Fixed 2.028%	At Maturity	At Maturity	Oct 2022	—	(38,833)	(38,833)
Morgan Stanley & Company, Inc.	2,400,000	GBP	2,921,770	GBP - Non-Revised RPI	Fixed 3.560%	At Maturity	At Maturity	Mar 2023	—	44,336	44,336
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	GBP - Non-Revised RPI	Fixed 3.565%	At Maturity	At Maturity	Apr 2023	—	196,393	196,393
Morgan Stanley & Company, Inc.	3,350,000	USD	3,350,000	USD - Non-Revised CPI	Fixed 2.258%	At Maturity	At Maturity	Apr 2023	—	(2,368)	(2,368)
Morgan Stanley & Company, Inc.	1,370,000	USD	1,370,000	Fixed 1.898%	USD - Non-Revised CPI	At Maturity	At Maturity	Sep 2046	—	188,797	188,797
Morgan Stanley & Company, Inc.	1,590,000	USD	1,590,000	Fixed 2.339%	USD - Non-Revised CPI	At Maturity	At Maturity	Nov 2046	—	35,500	35,500
Morgan Stanley & Company, Inc.	1,380,000	USD	1,380,000	Fixed 2.205%	USD - Non-Revised CPI	At Maturity	At Maturity	May 2047	—	81,082	81,082
Morgan Stanley & Company, Inc.	331,000	USD	331,000	Fixed 2.398%	USD - Non-Revised CPI	At Maturity	At Maturity	Apr 2048	—	1,570	1,570
			$66,904,877						—	$(332,577)	$(332,577)

24	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Variance swaps
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	22,000	$ 26,938	Receive	21.700%	At Maturity	Dec 2019	—	$ (68,036)	$ (68,036)
BNP Paribas Securities Corp.	S&P 500 Index	USD	27,000	27,000	Pay	20.200%	At Maturity	Dec 2019	—	21,609	21,609
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	15,600	19,102	Receive	22.500%	At Maturity	Dec 2019	—	(61,455)	(61,455)
BNP Paribas Securities Corp.	S&P 500 Index	USD	18,200	18,200	Pay	20.750%	At Maturity	Dec 2019	—	23,630	23,630
BNP Paribas Securities Corp.	Russell 2000 Index	USD	29,300	29,300	Receive	22.850%	At Maturity	Dec 2019	—	(53,694)	(53,694)
BNP Paribas Securities Corp.	S&P 500 Index	USD	28,000	28,000	Pay	20.000%	At Maturity	Dec 2019	—	14,127	14,127
Societe Generale Paris	Russell 2000 Index	USD	19,797	19,797	Receive	24.300%	At Maturity	Dec 2018	—	(131,313)	(131,313)
Societe Generale Paris	S&P 500 Index	USD	19,797	19,797	Pay	18.800%	At Maturity	Dec 2018	—	74,909	74,909
				$188,134					—	$(180,223)	$(180,223)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	25

Derivatives Abbreviations
CDOR	Canadian Dollar Offered Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $45,116,167. Net unrealized appreciation aggregated to $505,048, of which $1,607,984 related to gross unrealized appreciation and $1,102,936 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
26	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $45,427,475)	$46,129,197
Foreign currency, at value (Cost $110,496)	114,463
Cash held at broker for futures contracts	1,035,650
Cash collateral for OTC derivative contracts	527,105
Unrealized appreciation on forward foreign currency contracts	803,818
Swap contracts, at value	863,973
Dividends and interest receivable	165,824
Receivable for investments sold	178,785
Other receivables and prepaid expenses	54,128
Total assets	49,872,943
Liabilities
Unrealized depreciation on forward foreign currency contracts	895,979
Payable for centrally cleared swaps	711
Payable for futures variation margin	42,914
Written options, at value (Premium received ($309,816))	229,544
Swap contracts, at value	1,489,010
Payable for investments purchased	374,513
Payable for fund shares repurchased	241,318
Payable to affiliates
Accounting and legal services fees	5,105
Transfer agent fees	14
Trustees' fees	212
Investment management fees	7,970
Other liabilities and accrued expenses	113,927
Total liabilities	3,401,217
Net assets	$46,471,726
Net assets consist of
Paid-in capital	$45,857,573
Undistributed net investment income	372,222
Accumulated net realized gain (loss) on investments, futures contracts, options written, foreign currency transactions and swap contracts	(298,059)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, translation of assets and liabilities in foreign currencies and swap contracts	539,990
Net assets	$46,471,726

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       27

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($55,728 ÷ 5,824 shares)[1]	$9.57
Class C ($48,470 ÷ 5,108 shares)[1]	$9.49
Class I ($48,660 ÷ 5,061 shares)	$9.61
Class R6 ($48,685 ÷ 5,056 shares)	$9.63
Class NAV ($46,270,183 ÷ 4,805,940 shares)	$9.63
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       28

STATEMENT OF OPERATIONS   For the six months ended 4-30-18 (unaudited)

Investment income
Interest	$341,746
Dividends	97,600
Less foreign taxes withheld	(14,467)
Total investment income	424,879
Expenses
Investment management fees	360,709
Distribution and service fees	397
Accounting and legal services fees	5,137
Transfer agent fees	112
Trustees' fees	526
State registration fees	27,925
Printing and postage	10,282
Professional fees	63,688
Custodian fees	54,505
Other	7,049
Total expenses	530,330
Less expense reductions	(152,789)
Net expenses	377,541
Net investment income	47,338
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	863,918
Futures contracts	297,912
Forward foreign currency contracts	(802,892)
Written options	120,284
Swap contracts	(32,857)
446,365
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(1,078,443)
Futures contracts	(706,377)
Forward foreign currency contracts	370,648
Written options	17,386
Swap contracts	(558,993)
(1,955,779)
Net realized and unrealized loss	(1,509,414)
Decrease in net assets from operations	($1,462,076)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       29

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$47,338	$94,716
Net realized gain (loss)	446,365	(257,330)
Change in net unrealized appreciation (depreciation)	(1,955,779)	2,622,823
Increase (decrease) in net assets resulting from operations	(1,462,076)	2,460,209
Distributions to shareholders
From net investment income
Class A	—	(640)
Class C	—	(82)
Class I	—	(785)
Class R6	—	(876)
Class NAV	—	(434,624)
From net realized gain
Class A	(575)	—
Class C	(401)	—
Class I	(398)	—
Class R6	(397)	—
Class NAV	(372,263)	—
Total distributions	(374,034)	(437,007)
From fund share transactions	772,868	(1,775,214)
Total increase (decrease)	(1,063,242)	247,988
Net assets
Beginning of period	47,534,968	47,286,980
End of period	$46,471,726	$47,534,968
Undistributed net investment income	$372,222	$324,884

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       30

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$9.98		$9.58	$10.00
Net investment income (loss)[3]	(0.01)		(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(0.32)		0.48	(0.43)
Total from investment operations	(0.33)		0.46	(0.42)
Less distributions
From net investment income	(0.08)		(0.06)	—
Net asset value, end of period	$9.57		$9.98	$9.58
Total return (%)[4,5]	(3.34	) [6]	4.84	(4.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.63	[8]	2.89	2.92	[8]
Expenses including reductions	1.98	[8]	1.99	2.00	[8]
Net investment income (loss)	(0.14	) [8]	(0.17)	0.10	[8]
Portfolio turnover (%)	47		91	36

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       31

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$9.92		$9.54	$10.00
Net investment loss[3]	(0.04)		(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.31)		0.48	(0.43)
Total from investment operations	(0.35)		0.39	(0.46)
Less distributions
From net investment income	(0.08)		(0.01)	—
Net asset value, end of period	$9.49		$9.92	$9.54
Total return (%)[4,5]	(3.56	) [6]	4.07	(4.60	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.38	[8]	3.64	3.67	[8]
Expenses including reductions	2.73	[8]	2.74	2.75	[8]
Net investment loss	(0.88	) [8]	(0.92)	(0.65	) [8]
Portfolio turnover (%)	47		91	36

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       32

Class I Shares Period ended	4-30-18	[1]	10-31-17		10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$10.00		$9.59		$10.00
Net investment income[3]	0.01		0.01		0.02
Net realized and unrealized gain (loss) on investments	(0.32)		0.48		(0.43)
Total from investment operations	(0.31)		0.49		(0.41)
Less distributions
From net investment income	(0.08)		(0.08)		—
Net asset value, end of period	$9.61		$10.00		$9.59
Total return (%)[4]	(3.03	) [5]	5.13		(4.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39	[7]	2.63		2.65	[7]
Expenses including reductions	1.73	[7]	1.73		1.73	[7]
Net investment income	0.12	[7]	0.09		0.37	[7]
Portfolio turnover (%)	47		91		36

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       33

Class R6 Shares Period ended	4-30-18	[1]	10-31-17		10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$10.01		$9.60		$10.00
Net investment income[3]	0.01		0.02		0.03
Net realized and unrealized gain (loss) on investments	(0.31)		0.48		(0.43)
Total from investment operations	(0.30)		0.50		(0.40)
Less distributions
From net investment income	(0.08)		(0.09)		—
Net asset value, end of period	$9.63		$10.01		$9.60
Total return (%)[4]	(3.03	) [5]	5.23		(4.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	[7]	2.54		2.56	[7]
Expenses including reductions	1.62	[7]	1.62		1.62	[7]
Net investment income	0.22	[7]	0.19		0.48	[7]
Portfolio turnover (%)	47		91		36

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       34

Class NAV Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$10.01		$9.60	$10.00
Net investment income[3]	0.02		0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.32)		0.48	(0.43)
Total from investment operations	(0.30)		0.50	(0.40)
Less distributions
From net investment income	(0.08)		(0.09)	—
Net asset value, end of period	$9.63		$10.01	$9.60
Total return (%)[4]	(3.03	) [5]	5.23	(4.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$46		$47	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	[6]	2.52	2.54	[6]
Expenses including reductions	1.62	[6]	1.62	1.62	[6]
Net investment income	0.33	[6]	0.20	0.48	[6]
Portfolio turnover (%)	47		91	36

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       35

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Focused Strategies Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       36

before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,108,034	—	$2,108,034	—
Foreign government obligations	3,132,640	—	3,132,640	—
Corporate bonds	8,062,192	—	8,062,192	—
Common stocks	9,504,232	$4,198,488	5,305,744	—
Purchased options	1,552,420	125,468	1,426,952	—
Short-term investments	21,769,679	657,019	21,112,660	—
Total investments in securities	$46,129,197	$4,980,975	$41,148,222	—
Derivatives:
Assets
Futures	$638,780	$638,780	—	—
Forward foreign currency contracts	803,818	—	$803,818	—
Swap contracts	1,297,521	—	1,297,521	—
Liabilities
Futures	(417,561)	(417,561)	—	—
Forward foreign currency contracts	(895,979)	—	(895,979)	—
Written options	(229,544)	(75,096)	(154,448)	—
Swap contracts	(1,705,017)	—	(1,705,017)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       37

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fun can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018 were $1,464.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       38

As of October 31,2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from USGAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book tax differences are primarily attributable to net operating losses, foreign currency transactions, characterization of distributions and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       39

to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and payable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2018, the fund used futures contracts to gain exposure to certain securities markets and to foreign bond markets, maintain diversity of the fund and manage exposure to equity volatility. The fund held futures contracts with notional values ranging from $23.7 million to $42.3 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2018 the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $38.4 million to $54.5 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       40

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. Use the following disclosure only when fund has written/purchased options: If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2018, the fund used purchased options contracts to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets, manage duration of the fund and to maintain diversity of the fund. The fund held purchased options contracts with market values ranging from $1.6 million to $1.7 million, as measured at each quarter end.

During the six months ended April 30, 2018, the fund wrote option contracts to gain exposure to foreign currency and certain securities markets, to maintain diversity of the fund and to manage against anticipated changes in currency exchange rates and securities markets. The fund held written options contracts with market values ranging from $68.1 thousand to $229.5 thousand, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended April 30, 2018, the fund used interest rate swap contracts to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to the treasuries market. The fund held interest rate swaps with total USD notional amounts ranging from $102.5 million to $147.0 million, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       41

CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps—Buyer

During the six months ended April 30, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging up to $4.6 million, as measured at each quarter end.

Credit default swaps—Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the six months ended April 30, 2018, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to $6.8 million, as measured at each quarter end.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the six months ended April 30, 2018, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation. The fund held inflation swaps with total USD notional amounts ranging from $66.9 million to $92.4 million, as measured at each quarter end.

Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the six months ended April 30, 2018, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the fund. The fund held total return swaps with total USD notional amounts ranging from $7.4 million to $9.8 million, as measured at each quarter end.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       42

price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price

During the six months ended April 30, 2018 the fund used variance swaps to maintain diversity of the fund and to manage against anticipated changes in securities markets. The fund held variance swaps with total USD notional amounts ranging from $40.0 thousand to $188.1 thousand, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	$386,316	($330,553)
Interest rate	Receivable/payable for futures	Futures†	252,464	(87,008)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	803,818	(895,979)
Equity	Investments, at value*	Purchased options	545,535	—
Interest rate	Investments, at value*	Purchased options	1,006,885	—
Equity	Written options, at value	Written options	—	(229,544)
Equity	Swap contracts, at value	Variance swaps^	134,275	(314,498)
Equity	Swap contracts, at value	Total return swaps^	167,098	(279,335)
Interest rate	Swap contracts, at value	Interest rate swaps^	433,548	(216,007)
Interest rate	Swap contracts, at value	Inflation swaps^	562,600	(895,177)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in Fund's investment.
^ Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects certain portfolio's exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Purchased options	$1,426,952	—
Forward foreign currency contracts	803,818	($895,979)
Written options	—	(154,448)
Inflation swaps	562,600	(895,177)
Total return swaps	167,098	(279,335)
Variance swaps	134,275	(314,498)
Totals	$3,094,743	($2,539,437)

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Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Barclays Capital	($236,712)	—	$236,712	—
BNP Paribas SA	(112,495)	—	—	($112,495)
Citigroup	(16,505)	—	—	(16,505)
Deutsche Bank AG	198,418	—	—	198,418
Goldman Sachs	58,701	—	—	58,701
HSBC	(83,600)	—	—	(83,600)
JPMorgan Chase	(88,377)	—	—	(88,377)
Merrill Lynch	(325,712)	—	305,327	(20,385)
Morgan Stanley & Company, Inc.	870,909	1,000,000	223,280	94,189
Royal Bank of Canada	(8,674)	—	—	(8,674)
Royal Bank of Scotland	24,719	—	—	24,719
Societe Generale Paris	274,634	274,634	—	—
Total	$555,306	1,274,634	$765,319	$45,991

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2018:

Statements of operations location - net realized gain (loss) on:
Risk	Investments and foreign currency transactions [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	($211)	($211)
Equity	($87,124)	($129,085)	—	$120,284	51,412	(44,513)
Foreign currency	—	—	($802,892)	—	—	(802,892)
Interest rate	—	426,997	—	—	(84,058)	342,939
Total	($87,124)	$297,912	($802,892)	$120,284	($32,857)	($504,677)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	($20,809)	($20,809)
Equity	($199,948)	($779,186)	—	$17,386	(399,849)	(1,361,597)
Foreign currency	13,522	—	$370,648	—	—	384,170
Interest rate	(135,365)	72,809	—	—	(138,335)	(200,891)
Total	($321,791)	($706,377)	$370,648	$17,386	($558,993)	($1,199,127)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

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Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 1.550% of the first $500 million of the fund's average daily net assets; and (b) 1.500% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Standard Life Investment (Corporate Funds) Limited. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 1.62% of the fund's average net assets, on an annualized basis. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2019, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$262	Class R6	$210
Class C	206	Class NAV	151,904
Class I	207	Total	$152,789

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2018, were equivalent to a net annual effective rate of 0.89% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018, amounted to an annual rate of 0.02% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       45

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended April 30, 2018, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$95	$41
Class C	302	33
Class I	—	34
Class R6	—	4
Total	$397	$112

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       46

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	3,011	$29,669
Distributions reinvested	18	$176	3	32
Repurchased	(6,440)	(62,998)	(768)	(7,486)
Net increase (decrease)	(6,422)	($62,822)	2,246	$22,215
Class C shares
Sold	—	—	1,778	$17,000
Distributions reinvested	—	—	—	2
Repurchased	(4,892)	($48,039)	(1,948)	(19,155)
Net decrease	(4,892)	($48,039)	(170)	($2,153)
Class I shares
Repurchased	(4,939)	($48,945)	—	—
Net decrease	(4,939)	($48,945)	—	—
Class R6 shares
Repurchased	(4,944)	($49,044)	—	—
Net decrease	(4,944)	($49,044)	—	—
Class NAV shares
Sold	132,535	$1,297,693	272,284	$2,637,523
Distributions reinvested	37,909	372,263	45,558	434,624
Repurchased	(71,875)	(688,238)	(497,740)	(4,867,423)
Net increase (decrease)	98,569	$981,718	(179,898)	($1,795,276)
Total net increase (decrease)	77,372	$772,868	(177,822)	($1,775,214)

Affiliates of the fund owned 87%, 100%, 100%, 100% and 100% of shares of Class A, Class C, Class I, Class R6 and Class NAV, respectively, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $13,852,417 and $8,039,537, respectively, for the six months ended April 30, 2018. Purchases of U.S. Treasury obligations aggregated $2,107,543 for the six months ended April 30, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2018, within the John Hancock group of funds complex, John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio had an affiliated ownership of 99.6% of the fund's net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       47

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, Inc.

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       48

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450366	462SA 4/18 6/18

John Hancock

ESG All Cap Core Fund

Semiannual report 4/30/18
ESG

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period, leading to some mixed results for equity investors. Stocks generally declined late in the period as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. While some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and the good news is that those continue to appear supportive. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG All Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility spiked during the period

After making strong gains in the first half of the period, the market's broad-based advance was stalled by volatility stemming from inflation fears.

The fund outperformed its benchmark

The fund outpaced its benchmark, the S&P Composite 1500 Index.

Stock selection contributed to relative returns

Selection in the information technology, consumer staples, and energy sectors contributed positively to the fund's results, while stock selection in the healthcare sector detracted from performance.

SECTOR COMPOSITION AS OF 4/30/18 (%)

Information technology	23.7
Financials	14.4
Consumer discretionary	12.4
Industrials	11.4
Health care	11.2
Consumer staples	6.6
Energy	5.5
Materials	3.8
Real estate	3.5
Utilities	2.8
Telecommunication services	1.2
Short-term investments and other	3.5

As a percentage of net assets.

A note about risks

Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing primarily in responsible investments carries the risk that the fund may underperform funds that do not utilize a responsible investment strategy. The fund's environmental, social, and governance (ESG) policy could cause it to perform differently than similar funds that do not have such a policy. Successful application of the fund's investment strategy will depend on the managers' skill in properly identifying and analyzing material ESG issues. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Elizabeth R. Levy, CFA, Trillium Asset Management

Elizabeth R. Levy, CFA
Portfolio Manager
Trillium AssetManagement

How would you describe the market environment during the six-month period ended April 30, 2018, and how did the fund perform?

The market advanced steadily in the first three months of the period, with large-cap growth stocks, particularly the FAANG group of internet stocks—Facebook, Inc., Apple, Inc., Amazon.com, Inc., Netflix, Inc., and Alphabet, Inc. (Google)—leading the way. In early February, the market pulled back sharply across the market-cap spectrum before partially recovering, but remaining volatile, for the remainder of the period.

The volatility that emerged in February was driven by several factors, including fears of inflation and faster interest-rate increases by the U.S. Federal Reserve. In addition, investors began to worry about how much longer the record bull market could last, particularly in the context of an emerging trade war between the United States and China. The information technology sector was hit particularly hard in March, with the FAANGs leading the way down.

In this context, the fund outperformed its benchmark, the S&P Composite 1500 Index. The fund had a significant underweight position in momentum stocks as we have believed that their valuations were stretched. In fact, Alphabet is the only stock of the group to which the fund had any exposure. Our stock selection in the information technology, consumer staples, and energy sectors contributed positively to the fund's results, while selection in the healthcare sector was a net detractor from benchmark-relative returns.

Could you describe your approach to ESG investing?

We seek to invest in well-managed companies with positive environmental, social, and governance (ESG) practices as well as attractive business fundamentals. We believe that companies

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       4

"The volatility that emerged in February was driven by several factors, including fears of inflation and faster interest-rate increases by the U.S. Federal Reserve. "
incorporating ESG factors into their long-term strategic planning—and communicating that fact to investors—can provide a more complete picture of their potential value. By extension, our practice of ESG investing offers a systematic approach to managing portfolio risk and identifying quality management teams with sustainable business practices.

What were some of the stocks or strategies that contributed most to relative results?

Most of the outperformance during the period came from stock selection, particularly in information technology. Network security provider Palo Alto Networks, Inc. was one of the strongest positive contributors. The stock rose as the company's quarterly earnings results beat market expectations, with strong revenue and earnings growth underpinning the continued uptrend in spending on information technology to support data security.

Another strong performer was the stock of software company Adobe Systems, Inc. The company reported solid fundamental results in its flagship suite of software products, driven by market share gains and double-digit revenue growth across all product lines. This led management to boost its earnings estimates.

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Alphabet, Inc., Class A	3.2
Bank of America Corp.	2.5
Microsoft Corp.	2.5
PayPal Holdings, Inc.	2.1
Mastercard, Inc., Class A	2.0
Adobe Systems, Inc.	1.9
The PNC Financial Services Group, Inc.	1.9
salesforce.com, Inc.	1.8
EOG Resources, Inc.	1.8
American Water Works Company, Inc.	1.7
TOTAL	21.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       5

"During the period, and particularly against the backdrop of higher market volatility, we proceeded cautiously."

What were some stocks or strategies that detracted from returns?

One of the weakest areas for the fund was healthcare, with health insurer Cigna Corp. one of the more significant detractors. Cigna's stock suffered during the latter half period, but particularly after Amazon, JPMorgan Chase & Co., and Berkshire Hathaway, Inc. (none of which are held by the fund) announced a still-undefined entrance into the healthcare world, spooking investors in insurance. Cigna came under further pressure with the announcement of a proposed acquisition of drug plan manager Express Scripts Holding Company (not held). While we agree with Cigna's acquisition rationale, we are cautious that the next year may continue to be rocky for the stock, especially after a particularly strong 2017. Despite these concerns, the fund continued to hold the security.

The stock of biotech drug company Celgene Corp. was weak as well. Although the company appeared to generate decent earnings on the back of strong product sales, concerns began to grow over the company's pipeline of future drugs. In the absence of new patent-protected drugs, the long-term outlook for companies like Celgene can raise the level of uncertainty with investors.

Another significant detractor for the period was the stock of consumer brands company Newell Brands, Inc. The company experienced a challenging period, which we attribute to changing retail dynamics. We hope that changes at the company's board level will contribute to stabilization and improvement going forward. In addition, we think Newell's more recently announced plan to accelerate growth through deleveraging could boost the company's financial performance.

Did you make any notable changes to the fund's positioning?

During the period, and particularly against the backdrop of higher market volatility, we proceeded cautiously. As we were generally pleased with the portfolio's positioning, trading was fairly light, although we did take advantage of specific situations. For example, in the industrials sector, we initiated a position in Swiss electric grid and automation leader ABB, Ltd. after the stock dropped on

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       6

disappointing earnings. To fund the position, we trimmed our exposure to carbon fiber aerospace component manufacturer Hexcel Corp., which had been particularly strong.

We also increased our position in household durables marketer Newell Brands, while in information technology, we took some profits from PV systems manufacturer First Solar, Inc. (PV, or photovoltaic systems, transform sunlight into energy). We also sold out of business software firm Citrix Systems, Inc. to increase our exposure to MasterCard, Inc., which we believe is well positioned in the attractive payments processor space. Lastly, in the energy sector, we sold the fund's position in oil production company Apache Corp. and offshore services firm National Oilwell Varco, Inc. to consolidate a position in oil field services technology leader Core Laboratories NV, which we feel will benefit from the continued focus on technology and efficiency in the oil field.

MANAGED BY

Stephanie R. Leighton, CFA On the fund since inception Investing since 1986
Elizabeth R. Levy, CFA On the fund since inception Investing since 2004
Cheryl I. Smith, Ph.D., CFA On the fund since inception Investing since 1987

The views expressed in this report are exclusively those of Elizabeth R. Levy, CFA, Trillium Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	7.70	10.73	0.05	21.39
Class C	11.53	12.92	3.81	25.99
Class I2	13.63	14.04	5.34	28.38
Class R6[2]	13.76	14.15	5.37	28.62
Index†	13.00	15.28	3.77	31.04

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I or Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	2.34	3.09	2.08	1.99
Net (%)	1.17	1.92	0.91	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P Composite 1500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P Composite 1500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	12,599	12,599	13,104
Class I2	6-6-16	12,838	12,838	13,104
Class R6[2]	6-6-16	12,862	12,862	13,104

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-16.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,052.90	$5.96	1.17%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,048.10	9.75	1.92%
	Hypothetical example for comparison purposes	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,053.40	4.68	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,053.70	4.18	0.82%
	Hypothetical example for comparison purposes	1,000.00	1,020.70	4.11	0.82%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 96.5%		$21,383,557
(Cost $17,979,042)
Consumer discretionary 12.4%		2,758,018
Auto components 0.9%
BorgWarner, Inc.	3,944	193,019
Hotels, restaurants and leisure 1.4%
Starbucks Corp.	5,538	318,823
Household durables 1.0%
Newell Brands, Inc.	7,932	219,161
Internet and direct marketing retail 1.2%
Booking Holdings, Inc. (A)	124	270,072
Media 0.9%
Omnicom Group, Inc.	2,719	200,282
Multiline retail 1.4%
Target Corp.	4,237	307,606
Specialty retail 3.2%
The Home Depot, Inc.	1,841	340,217
The TJX Companies, Inc.	4,475	379,704
Textiles, apparel and luxury goods 2.4%
Lululemon Athletica, Inc. (A)	2,382	237,724
NIKE, Inc., Class B	4,261	291,410
Consumer staples 6.6%		1,460,987
Food and staples retailing 3.1%
Costco Wholesale Corp.	1,601	315,653
CVS Health Corp.	2,392	167,033
United Natural Foods, Inc. (A)	4,393	197,773
Food products 1.2%
McCormick & Company, Inc.	2,626	276,807
Household products 0.8%
The Procter & Gamble Company	2,303	166,599
Personal products 1.5%
Unilever NV	5,902	337,122
Energy 5.5%		1,218,989
Energy equipment and services 0.8%
Core Laboratories NV	1,492	182,695
Oil, gas and consumable fuels 4.7%
EOG Resources, Inc.	3,333	393,861
Hess Corp.	3,542	201,859
Marathon Petroleum Corp.	2,382	178,436
ONEOK, Inc.	4,353	262,138
12	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 14.4%		$3,186,354
Banks 9.1%
Bank of America Corp.	18,862	564,351
East West Bancorp, Inc.	5,491	365,810
First Republic Bank	3,811	353,928
KeyCorp	16,527	329,218
The PNC Financial Services Group, Inc.	2,815	409,892
Capital markets 1.1%
The Bank of New York Mellon Corp.	4,400	239,844
Insurance 4.2%
Aflac, Inc.	7,038	320,722
Chubb, Ltd.	2,781	377,294
Reinsurance Group of America, Inc.	1,508	225,295
Health care 11.2%		2,493,720
Biotechnology 1.4%
Celgene Corp. (A)	3,269	284,730
Five Prime Therapeutics, Inc. (A)	1,955	32,746
Health care equipment and supplies 3.0%
Hologic, Inc. (A)	7,072	274,323
Medtronic PLC	2,249	180,212
Zimmer Biomet Holdings, Inc.	1,812	208,688
Health care providers and services 2.5%
Cigna Corp.	2,080	357,386
Quest Diagnostics, Inc.	2,026	205,031
Life sciences tools and services 2.0%
Illumina, Inc. (A)	746	179,734
IQVIA Holdings, Inc. (A)	2,742	262,574
Pharmaceuticals 2.3%
Johnson & Johnson	1,347	170,382
Merck & Company, Inc.	5,740	337,914
Industrials 11.4%		2,533,926
Aerospace and defense 1.1%
Hexcel Corp.	3,730	247,933
Building products 0.8%
Johnson Controls International PLC	5,225	176,971
Construction and engineering 0.7%
Quanta Services, Inc. (A)	4,972	161,590
Electrical equipment 2.9%
ABB, Ltd., ADR	10,326	240,286
Acuity Brands, Inc.	1,035	123,962
Eaton Corp. PLC	3,697	277,386
Machinery 4.5%
The Middleby Corp. (A)	2,065	259,860
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	13

	Shares	Value
Industrials (continued)
Machinery (continued)
Wabtec Corp.	4,361	$387,300
Xylem, Inc.	4,663	339,933
Road and rail 1.4%
J.B. Hunt Transport Services, Inc.	2,714	318,705
Information technology 23.7%		5,246,615
Communications equipment 3.1%
F5 Networks, Inc. (A)	1,944	317,047
Palo Alto Networks, Inc. (A)	1,929	371,352
Internet software and services 4.3%
Alphabet, Inc., Class A (A)	696	708,932
LogMeIn, Inc.	2,223	244,975
IT services 4.0%
Mastercard, Inc., Class A	2,471	440,505
PayPal Holdings, Inc. (A)	6,094	454,673
Semiconductors and semiconductor equipment 3.9%
Analog Devices, Inc.	3,813	333,066
First Solar, Inc. (A)	1,702	120,689
Maxim Integrated Products, Inc.	4,098	223,341
Xilinx, Inc.	2,837	182,249
Software 8.4%
Adobe Systems, Inc. (A)	1,898	420,597
ANSYS, Inc. (A)	1,748	282,582
Blackbaud, Inc.	1,804	189,348
Microsoft Corp.	5,854	547,466
salesforce.com, Inc. (A)	3,387	409,793
Materials 3.8%		833,764
Chemicals 2.8%
Ecolab, Inc.	2,649	383,496
International Flavors & Fragrances, Inc.	1,632	230,536
Containers and packaging 1.0%
Sealed Air Corp.	5,011	219,732
Real estate 3.5%		767,730
Equity real estate investment trusts 3.5%
AvalonBay Communities, Inc.	1,188	193,644
Federal Realty Investment Trust	1,086	125,813
HCP, Inc.	4,422	103,298
SBA Communications Corp. (A)	2,153	344,975
Telecommunication services 1.2%		256,867
Diversified telecommunication services 1.2%
Verizon Communications, Inc.	5,205	256,867
14	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 2.8%		$626,587
Electric utilities 1.1%
Avangrid, Inc.	4,532	238,882
Water utilities 1.7%
American Water Works Company, Inc.	4,478	387,705

	Yield (%)	Shares	Value
Short-term investments 2.0%			$447,580
(Cost $447,580)
Money market funds 2.0%			447,580
Federated Government Obligations Fund, Institutional Class	1.5571(B)	447,580	447,580

Total investments (Cost $18,426,622) 98.5%	$21,831,137
Other assets and liabilities, net 1.5%	324,163
Total net assets 100.0%	$22,155,300

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-18.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $18,432,680. Net unrealized appreciation aggregated to $3,398,457, of which $4,124,798 related to gross unrealized appreciation and $726,341 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $18,426,622)	$21,831,137
Receivable for investments sold	283,626
Dividends and interest receivable	23,335
Receivable due from advisor	2,341
Other receivables and prepaid expenses	50,281
Total assets	22,190,720
Liabilities
Payable to affiliates
Accounting and legal services fees	2,370
Transfer agent fees	1,999
Trustees' fees	145
Other liabilities and accrued expenses	30,906
Total liabilities	35,420
Net assets	$22,155,300
Net assets consist of
Paid-in capital	$18,282,029
Undistributed net investment income	14,562
Accumulated net realized gain (loss) on investments	454,194
Net unrealized appreciation (depreciation) on investments	3,404,515
Net assets	$22,155,300

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($6,518,615 ÷ 526,729 shares)[1]	$12.38
Class C ($1,422,963 ÷ 115,793 shares)[1]	$12.29
Class I ($13,051,274 ÷ 1,053,180 shares)	$12.39
Class R6 ($1,162,448 ÷ 93,786 shares)	$12.39
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$13.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$161,870
Interest	1,713
Less foreign taxes withheld	(1,360)
Total investment income	162,223
Expenses
Investment management fees	80,080
Distribution and service fees	14,233
Accounting and legal services fees	2,397
Transfer agent fees	11,154
Trustees' fees	386
State registration fees	29,036
Printing and postage	9,858
Professional fees	25,321
Custodian fees	6,047
Other	6,371
Total expenses	184,883
Less expense reductions	(72,989)
Net expenses	111,894
Net investment income	50,329
Realized and unrealized gain (loss)
Net realized gain on Investments	461,091
Change in net unrealized appreciation (depreciation) of Investments	563,341
Net realized and unrealized gain	1,024,432
Increase in net assets from operations	$1,074,761

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$50,329	$94,195
Net realized gain	461,091	405,112
Change in net unrealized appreciation (depreciation)	563,341	2,737,327
Increase in net assets resulting from operations	1,074,761	3,236,634
Distributions to shareholders
From net investment income
Class A	(19,205)	(29,473)
Class C	—	(2,264)
Class I	(68,241)	(78,073)
Class R6	(7,560)	(8,198)
From net realized gain
Class A	(117,399)	(12,393)
Class C	(24,824)	(2,608)
Class I	(247,190)	(27,096)
Class R6	(22,596)	(2,608)
Total distributions	(507,015)	(162,713)
From fund share transactions	1,217,717	1,815,587
Total increase	1,785,463	4,889,508
Net assets
Beginning of period	20,369,837	15,480,329
End of period	$22,155,300	$20,369,837
Undistributed net investment income	$14,562	$59,239

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       18

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$12.03		$10.14	$10.00
Net investment income[3]	0.02		0.04	0.04
Net realized and unrealized gain on investments	0.61		1.95	0.10
Total from investment operations	0.63		1.99	0.14
Less distributions
From net investment income	(0.04)		(0.07)	—
From net realized gain	(0.24)		(0.03)	—
Total distributions	(0.28)		(0.10)	—
Net asset value, end of period	$12.38		$12.03	$10.14
Total return (%)[4,5]	5.29	[6]	19.73	1.40	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	[7]	2.34	2.62	[7]
Expenses including reductions	1.17	[7]	1.18	1.19	[7]
Net investment income	0.35	[7]	0.38	0.47	[7,8]
Portfolio turnover (%)	12		21	13

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       19

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$11.96		$10.11	$10.00
Net investment income (loss)[3]	(0.02)		(0.04)	0.01
Net realized and unrealized gain on investments	0.59		1.95	0.10
Total from investment operations	0.57		1.91	0.11
Less distributions
From net investment income	—		(0.03)	—
From net realized gain	(0.24)		(0.03)	—
Total distributions	(0.24)		(0.06)	—
Net asset value, end of period	$12.29		$11.96	$10.11
Total return (%)[4,5]	4.81	[6]	18.90	1.10	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.60	[7]	3.09	3.37	[7]
Expenses including reductions	1.92	[7]	1.93	1.94	[7]
Net investment loss	(0.40	) [7]	(0.37)	(0.28	) [7,8]
Portfolio turnover (%)	12		21	13

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       20

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$12.06		$10.15	$10.00
Net investment income[3]	0.04		0.07	0.05
Net realized and unrealized gain (loss) on investments	0.60		1.95	0.10
Total from investment operations	0.64		2.02	0.15
Less distributions
From net investment income	(0.07)		(0.08)	—
From net realized gain	(0.24)		(0.03)	—
Total distributions	(0.31)		(0.11)	—
Net asset value, end of period	$12.39		$12.06	$10.15
Total return (%)[4]	5.34	[5]	20.07	1.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	[6]	2.08	2.36	[6]
Expenses including reductions	0.92	[6]	0.92	0.92	[6]
Net investment income	0.60	[6]	0.64	0.74	[6,7]
Portfolio turnover (%)	12		21	13

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       21

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$12.07		$10.16	$10.00
Net investment income[3]	0.04		0.08	0.06
Net realized and unrealized gain on investments	0.60		1.95	0.10
Total from investment operations	0.64		2.03	0.16
Less distributions
From net investment income	(0.08)		(0.09)	—
From net realized gain	(0.24)		(0.03)	—
Total distributions	(0.32)		(0.12)	—
Net asset value, end of period	$12.39		$12.07	$10.16
Total return (%)[4]	5.37	[5]	20.14	1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[6]	1.99	2.26	[6]
Expenses including reductions	0.82	[6]	0.81	0.81	[6]
Net investment income	0.71	[6]	0.75	0.84	[6,7]
Portfolio turnover (%)	12		21	13

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG All Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       23

As of April 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for six months ended April 30, 2018 were $1,423.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       24

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2017.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: (a) 0.750% of the first $250 million of the fund's average daily net assets; (b) 0.725% of the next $250 million of the fund's average daily net assets; (c) 0.700% of the next $500 million of the fund's average daily net assets, and (d) 0.700% of the fund's average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.81% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 28, 2019, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at that time.

Prior to March 1, 2018, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceeded 0.00% of average net assets attributable to Class R6 shares, on an annualized basis.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       25

For the six months ended April 30, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$21,251	Class R6	$3,948
Class C	4,434	Total	$72,989
Class I	43,356

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.07% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,967 for the six months ended April 30, 2018. Of this amount, $981 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,723 was paid as sales commissions to broker-dealers and $263 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, CDSCs received by the Distributor amounted to $128 for Class C shares. There were no CDSCs for Class A shares during six months ended April 30, 2018.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       26

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$7,759	$3,363
Class C	6,474	702
Class I	—	7,020
Class R6	—	69
Total	$14,233	$11,154

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	77,014	$949,690	54,262	$600,150
Distributions reinvested	1,547	18,777	70	748
Repurchased	(20,751)	(252,777)	(11,237)	(123,809)
Net increase	57,810	$715,690	43,095	$477,089
Class C shares
Sold	16,257	$201,940	12,770	$142,776
Distributions reinvested	259	3,125	—	—
Repurchased	(2,972)	(37,230)	(521)	(6,082)
Net increase	13,544	$167,835	12,249	$136,694
Class I shares
Sold	34,321	$423,183	129,398	$1,420,596
Distributions reinvested	3,174	38,537	370	3,937
Repurchased	(10,214)	(126,547)	(23,476)	(267,762)
Net increase	27,281	$335,173	106,292	$1,156,771
Class R6 shares
Sold	813	$9,975	3,855	$45,033
Distributions reinvested	99	1,198	—	—
Repurchased	(981)	(12,154)	—	—
Net increase (decrease)	(69)	($981)	3,855	$45,033
Total net increase	98,566	$1,217,717	165,491	$1,815,587

Affiliates of the fund owned 80%, 78%, 85% and 96% of shares of Class A, Class C, Class I and Class R6, respectively, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,747,248 and $2,454,928, respectively, for the six months ended April 30, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Trillium Asset Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450361	466SA 4/18 6/18

John Hancock

ESG Large Cap Core Fund

Semiannual report 4/30/18
ESG

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period, leading to some mixed results for equity investors. Stocks generally declined late in the period as investors reacted to a potential trade war between the United States and China and the prospect of rising inflation. While some in the asset management community believe the sell-off will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and the good news is that those continue to appear supportive. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

TOTAL RETURNS AS OF 4/30/18 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility spiked during the period

After generating strong gains in the first half of the period, the market's broad-based advance was halted by volatility stemming largely from inflation fears.

The fund outperformed its benchmark

The fund outpaced its benchmark, the S&P 500 Index.

Stock selection helped boost the fund's relative returns

Selection in the information technology and consumer staples sectors contributed positively to returns, while selection in the healthcare and consumer discretionary sectors detracted.

SECTOR COMPOSITION AS OF 4/30/18 (%)

A note about risks

Large company stocks could fall out of favor. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing primarily in responsible investments carries the risk that the fund may underperform funds that do not utilize a responsible investment strategy. The fund's environmental, social, and governance (ESG) policy could cause it to perform differently than similar funds that do not have such a policy. Successful application of the fund's investment strategy will depend on the managers' skill in properly identifying and analyzing material ESG issues. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Managers Stephanie R. Leighton, CFA, and Cheryl I. Smith, Ph.D., CFA, Trillium Asset Management

Stephanie R. Leighton, CFA
Portfolio Manager
Trillium AssetManagement

Cheryl I. Smith, Ph.D., CFA
Portfolio Manager
Trillium AssetManagement

How would you describe the market environment during the six-month period ended April 30, 2018, and how did the fund perform?

The market advanced steadily in the first three months of the period, with large-cap growth stocks, particularly the FAANG group of internet stocks—Facebook, Inc., Apple, Inc., Amazon.com, Inc., Netflix, Inc. and Alphabet, Inc. (Google)—leading the way. In early February, the market pulled back sharply before partially recovering and then remaining somewhat volatile for the remainder of the period.

The volatility that emerged in February was driven by several factors, including fears of inflation and faster interest-rate increases by the U.S. Federal Reserve. In addition, investors began to worry about how much longer the record bull market could last, particularly in the context of an emerging trade war between the United States and China. The information technology sector was hit particularly hard in March, with the FAANGs leading the way down.

In this context, the fund outperformed its benchmark, the S&P 500 Index. The fund had a significant underweight position in momentum stocks, as we have believed that their valuations were generally stretched. Our stock selection in the information technology and consumer staples contributed positively to the fund's results, while selection in the healthcare and consumer discretionary sectors were net detractors from benchmark-relative returns.

Could you describe your approach to ESG investing?

We seek to invest in well-managed companies with positive environmental, social, and governance (ESG) practices as well as attractive business fundamentals. We believe that companies incorporating ESG factors into their long-term strategic planning—and communicating that fact to

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       4

"Most of the fund's outperformance during the period came from stock selection, particularly in information technology."
investors—can provide a more complete picture of their potential value. By extension, our practice of ESG investing offers a systematic approach to managing portfolio risk and identifying quality management teams with sustainable business practices.

What were some of the stocks or strategies that contributed most to relative results?

Most of the fund's outperformance during the period came from stock selection, particularly in information technology. Network security provider Palo Alto Networks, Inc. was one of the strongest positive contributors. The stock rose as the company's quarterly earnings results beat market expectations, with strong revenue and earnings growth underpinning the continued uptrend in spending on information technology supporting data security.

Another strong performer was the stock of software company Adobe Systems, Inc. The company reported solid fundamental results in its flagship suite of software products, driven by market share gains and double-digit revenue growth across all product lines. This led management to revise earnings estimates higher.

A third large contributor was the stock of payments processor Mastercard, Inc., which rose on strong revenue and earnings-per-share growth.

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Alphabet, Inc., Class A	4.2
Microsoft Corp.	3.6
Bank of America Corp.	3.0
The Home Depot, Inc.	2.6
Mastercard, Inc., Class A	2.6
The PNC Financial Services Group, Inc.	2.6
EOG Resources, Inc.	2.2
Unilever NV	2.2
Chubb, Ltd.	2.1
Johnson & Johnson	2.1
TOTAL	27.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       5

"During the period, and particularly against the backdrop of higher market volatility, we proceeded cautiously."

What were some stocks or strategies that detracted from returns?

One of the weakest areas of the fund was healthcare, with health insurer Cigna Corp. one of the more significant detractors. Cigna's stock suffered during the latter half period, but particularly after Amazon, JPMorgan Chase & Co., and Berkshire Hathaway, Inc. (all not held by the fund) each announced its entrance into the healthcare world. The stock declined again with the announcement of a proposed acquisition of drug plan manager Express Scripts Holding Company (not held). While we agree with Cigna's acquisition rationale, we are cautious that the next year or so may continue to be rocky for the stock, especially after a particularly strong 2017.

The stock of biotech drug company Celgene Corp. was weak as well. Although the company appeared to generate decent earnings on the back of strong product sales, concerns began to grow over the company's pipeline of future drugs. In the absence of new patent-protected drugs, the long-term outlook for companies like Celgene can raise the level of uncertainty with investors. We maintained the stock at period end, but continue to monitor it closely.

Another significant detractor for the period was the stock of consumer brands company Newell Brands, Inc. The company experienced a challenging period, which we attribute to changing retail dynamics. We hope that changes at the company's board level will contribute to stabilization and improvement going forward. In addition, we think Newell's more recently announced plan to accelerate growth through deleveraging could boost the company's financial performance.

Did you make any notable changes to the fund's positioning?

During the period, and particularly against the backdrop of higher market volatility, we proceeded cautiously. As we were generally pleased with the portfolio's positioning, trading was fairly light, although we did take advantage of specific situations. We increased the fund's exposure to consumer discretionary stocks, which we think should generally benefit from strong U.S. employment in 2018. As an example, we increased the fund's position in Home Depot, Inc., as we believe the company will continue to benefit from consumer spending on home repair and remodeling.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       6

Looking ahead, we intend to stay fairly close to the fund's benchmark unless and until the market exhibits less uncertainty and/or better value. As always, we remain focused on high-quality and sustainable growth companies selling at what we consider to be reasonable prices and that can demonstrate growth in earnings independent of a more challenging, slower-growth environment.

MANAGED BY

Stephanie R. Leighton, CFA On the fund since inception Investing since 1986
Elizabeth R. Levy, CFA On the fund since inception Investing since 2004
Cheryl I. Smith, Ph.D., CFA On the fund since inception Investing since 1987

The views expressed in this report are exclusively those of Stephanie R. Leighton, CFA, and Cheryl I. Smith, Ph.D., CFA, Trillium Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	6.70	9.24	-0.52	18.30
Class C	10.53	11.43	3.40	22.86
Class I2	12.65	12.56	4.85	25.23
Class R6[2]	12.78	12.67	4.88	25.46
Index†	13.27	15.27	3.82	31.03

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	2.23	2.98	1.97	1.87
Net (%)	1.18	1.93	0.92	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	12,286	12,286	13,103
Class I2	6-6-16	12,523	12,523	13,103
Class R6[2]	6-6-16	12,546	12,546	13,103

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

1	From 6-6-2016.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,047.10	$5.94	1.17%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,044.00	9.73	1.92%
	Hypothetical example for comparison purposes	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,048.50	4.67	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,048.80	4.11	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 98.0%		$40,096,706
(Cost $35,814,846)
Consumer discretionary 14.1%		5,758,826
Hotels, restaurants and leisure 1.9%
Starbucks Corp.	13,423	772,762
Household durables 0.8%
Newell Brands, Inc.	12,522	345,983
Internet and direct marketing retail 1.3%
Booking Holdings, Inc. (A)	237	516,186
Media 1.5%
Omnicom Group, Inc.	5,065	373,088
Time Warner, Inc.	2,761	261,743
Multiline retail 1.3%
Target Corp.	7,073	513,500
Specialty retail 5.4%
The Home Depot, Inc.	5,789	1,069,807
The TJX Companies, Inc.	9,849	835,688
Tractor Supply Company	4,327	294,236
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	5,582	381,753
VF Corp.	4,873	394,080
Consumer staples 7.2%		2,939,169
Food and staples retailing 2.9%
Costco Wholesale Corp.	2,156	425,077
CVS Health Corp.	3,840	268,147
Sysco Corp.	8,122	507,950
Food products 1.3%
McCormick & Company, Inc.	4,843	510,501
Household products 0.8%
The Procter & Gamble Company	4,784	346,075
Personal products 2.2%
Unilever NV	15,431	881,419
Energy 4.4%		1,813,421
Oil, gas and consumable fuels 4.4%
EOG Resources, Inc.	7,487	884,739
Marathon Petroleum Corp.	6,438	482,271
ONEOK, Inc.	7,413	446,411
Financials 14.1%		5,762,098
Banks 7.9%
Bank of America Corp.	41,362	1,237,551
12	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Republic Bank	3,500	$325,045
KeyCorp	30,671	610,966
The PNC Financial Services Group, Inc.	7,192	1,047,227
Capital markets 2.6%
MSCI, Inc.	3,056	457,880
The Bank of New York Mellon Corp.	11,370	619,779
Insurance 3.6%
Aflac, Inc.	13,172	600,248
Chubb, Ltd.	6,364	863,402
Health care 14.1%		5,760,167
Biotechnology 2.5%
Biogen, Inc. (A)	1,093	299,045
Celgene Corp. (A)	5,390	469,469
Shire PLC, ADR	1,683	268,321
Health care equipment and supplies 3.3%
Becton, Dickinson and Company	1,757	407,396
Hologic, Inc. (A)	5,922	229,714
Medtronic PLC	5,301	424,769
Zimmer Biomet Holdings, Inc.	2,422	278,942
Health care providers and services 3.0%
Cigna Corp.	4,799	824,564
Quest Diagnostics, Inc.	3,750	379,500
Life sciences tools and services 1.7%
Illumina, Inc. (A)	870	209,609
IQVIA Holdings, Inc. (A)	5,168	494,888
Pharmaceuticals 3.6%
Johnson & Johnson	6,670	843,688
Merck & Company, Inc.	10,706	630,262
Industrials 10.0%		4,076,435
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	3,101	351,964
Building products 0.9%
Johnson Controls International PLC	11,016	373,112
Commercial services and supplies 1.0%
Waste Management, Inc.	4,770	387,753
Electrical equipment 2.3%
Eaton Corp. PLC	8,343	625,975
Rockwell Automation, Inc.	1,994	328,073
Machinery 2.8%
Ingersoll-Rand PLC	5,050	423,645
Xylem, Inc.	10,101	736,363
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	13

	Shares	Value
Industrials (continued)
Professional services 0.8%
Verisk Analytics, Inc. (A)	2,850	$303,383
Road and rail 1.3%
J.B. Hunt Transport Services, Inc.	4,651	546,167
Information technology 24.4%		9,994,469
Communications equipment 3.5%
Cisco Systems, Inc.	16,170	716,169
Palo Alto Networks, Inc. (A)	3,810	733,463
Internet software and services 6.1%
Alphabet, Inc., Class A (A)	1,698	1,729,549
Facebook, Inc., Class A (A)	4,574	786,728
IT services 4.4%
Mastercard, Inc., Class A	5,907	1,053,041
PayPal Holdings, Inc. (A)	10,219	762,440
Semiconductors and semiconductor equipment 2.3%
Analog Devices, Inc.	4,164	363,725
First Solar, Inc. (A)	2,511	178,055
Texas Instruments, Inc.	3,729	378,232
Software 6.2%
Adobe Systems, Inc. (A)	3,056	677,210
Autodesk, Inc. (A)	2,850	358,815
Microsoft Corp.	15,889	1,485,939
Technology hardware, storage and peripherals 1.9%
Apple, Inc.	4,666	771,103
Materials 2.2%		901,797
Chemicals 1.6%
Ecolab, Inc.	2,673	386,970
International Flavors & Fragrances, Inc.	2,008	283,650
Containers and packaging 0.6%
Sealed Air Corp.	5,272	231,177
Real estate 2.5%		1,038,051
Equity real estate investment trusts 2.5%
AvalonBay Communities, Inc.	1,964	320,132
HCP, Inc.	12,803	299,078
SBA Communications Corp. (A)	2,614	418,841
Telecommunication services 1.9%		775,338
Diversified telecommunication services 1.9%
Verizon Communications, Inc.	15,711	775,338
14	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 3.1%		$1,276,935
Electric utilities 1.1%
Avangrid, Inc.	8,388	442,131
Water utilities 2.0%
American Water Works Company, Inc.	9,642	834,804

	Yield (%)	Shares	Value
Short-term investments 1.7%			$693,365
(Cost $693,365)
Money market funds 1.7%			693,365
Federated Government Obligations Fund, Institutional Class	1.5571(B)	693,365	693,365

Total investments (Cost $36,508,211) 99.7%	$40,790,071
Other assets and liabilities, net 0.3%	142,649
Total net assets 100.0%	$40,932,720

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-18.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $36,508,217. Net unrealized appreciation aggregated to $4,281,854, of which $5,385,580 related to gross unrealized appreciation and $1,103,726 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $36,508,211)	$40,790,071
Receivable for fund shares sold	94,740
Dividends and interest receivable	32,598
Receivable due from advisor	2,448
Other receivables and prepaid expenses	54,719
Total assets	40,974,576
Liabilities
Payable to affiliates
Accounting and legal services fees	4,777
Transfer agent fees	3,773
Trustees' fees	138
Other liabilities and accrued expenses	33,168
Total liabilities	41,856
Net assets	$40,932,720
Net assets consist of
Paid-in capital	$35,836,370
Undistributed net investment income	68,484
Accumulated net realized gain (loss) on investments	746,006
Net unrealized appreciation (depreciation) on investments	4,281,860
Net assets	$40,932,720

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($6,128,159 ÷ 500,483 shares)[1]	$12.24
Class C ($1,215,584 ÷ 100,049 shares)[1]	$12.15
Class I ($32,475,733 ÷ 2,648,494 shares)	$12.26
Class R6 ($1,113,244 ÷ 90,784 shares)	$12.26
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$12.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$338,374
Interest	3,035
Total investment income	341,409
Expenses
Investment management fees	148,078
Distribution and service fees	13,342
Accounting and legal services fees	4,516
Transfer agent fees	21,195
Trustees' fees	462
State registration fees	29,195
Printing and postage	12,524
Professional fees	29,214
Custodian fees	8,212
Other	6,515
Total expenses	273,253
Less expense reductions	(78,808)
Net expenses	194,445
Net investment income	146,964
Realized and unrealized gain (loss)
Net realized gain on Investments	746,530
Change in net unrealized appreciation (depreciation) of Investments	947,727
Net realized and unrealized gain	1,694,257
Increase in net assets from operations	$1,841,221

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$146,964	$133,213
Net realized gain	746,530	380,345
Change in net unrealized appreciation (depreciation)	947,727	3,160,140
Increase in net assets resulting from operations	1,841,221	3,673,698
Distributions to shareholders
From net investment income
Class A	(14,259)	(34,138)
Class C	—	(3,231)
Class I	(146,303)	(84,618)
Class R6	(6,466)	(9,020)
From net realized gain
Class A	(45,765)	—
Class C	(9,377)	—
Class I	(243,273)	—
Class R6	(8,598)	—
Total distributions	(474,041)	(131,007)
From fund share transactions	1,521,407	19,061,151
Total increase	2,888,587	22,603,842
Net assets
Beginning of period	38,044,133	15,440,291
End of period	$40,932,720	$38,044,133
Undistributed net investment income	$68,484	$88,548

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       18

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$11.81		$10.11	$10.00
Net investment income[3]	0.03		0.07	0.04
Net realized and unrealized gain on investments	0.52		1.71	0.07
Total from investment operations	0.55		1.78	0.11
Less distributions
From net investment income	(0.03)		(0.08)	—
From net realized gain	(0.09)		—	—
Total distributions	(0.12)		(0.08)	—
Net asset value, end of period	$12.24		$11.81	$10.11
Total return (%)[4,5]	4.71	[6]	17.68	1.10	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	[7]	2.23	2.73	[7]
Expenses including reductions	1.17	[7]	1.18	1.19	[7]
Net investment income	0.56	[7]	0.59	0.64	[7,8]
Portfolio turnover (%)	16		17	23

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       19

Class C Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$11.73		$10.08	$10.00
Net investment income (loss)[3]	(0.01)		(0.02)	0.01
Net realized and unrealized gain on investments	0.52		1.70	0.07
Total from investment operations	0.51		1.68	0.08
Less distributions
From net investment income	—		(0.03)	—
From net realized gain	(0.09)		—	—
Total distributions	(0.09)		(0.03)	—
Net asset value, end of period	$12.15		$11.73	$10.08
Total return (%)[4,5]	4.40	[6]	16.75	0.80	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32	[7]	2.98	3.48	[7]
Expenses including reductions	1.92	[7]	1.93	1.94	[7]
Net investment loss	(0.19	) [7]	(0.16)	(0.11	) [7,8]
Portfolio turnover (%)	16		17	23

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       20

Class I Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$11.84		$10.12	$10.00
Net investment income[3]	0.05		0.08	0.05
Net realized and unrealized gain (loss) on investments	0.52		1.73	0.07
Total from investment operations	0.57		1.81	0.12
Less distributions
From net investment income	(0.06)		(0.09)	—
From net realized gain	(0.09)		—	—
Total distributions	(0.15)		(0.09)	—
Net asset value, end of period	$12.26		$11.84	$10.12
Total return (%)[4]	4.85	[5]	18.02	1.20	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$32		$30	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	[6]	1.97	2.47	[6]
Expenses including reductions	0.92	[6]	0.92	0.92	[6]
Net investment income	0.81	[6]	0.69	0.88	[6,7]
Portfolio turnover (%)	16		17	23

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       21

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	10-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$11.85		$10.13	$10.00
Net investment income[3]	0.06		0.11	0.06
Net realized and unrealized gain on investments	0.51		1.71	0.07
Total from investment operations	0.57		1.82	0.13
Less distributions
From net investment income	(0.07)		(0.10)	—
From net realized gain	(0.09)		—	—
Total distributions	(0.16)		(0.10)	—
Net asset value, end of period	$12.26		$11.85	$10.13
Total return (%)[4]	4.88	[5]	18.09	1.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[6]	1.87	2.38	[6]
Expenses including reductions	0.81	[6]	0.81	0.81	[6]
Net investment income	0.92	[6]	0.97	0.99	[6,7]
Portfolio turnover (%)	16		17	23

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Effective May 1, 2018, Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       23

As of April 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for six months ended April 30, 2018 were $1,423.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       24

capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2017.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund's average daily net assets; b) 0.725% of the next $250 million of the fund's average daily net assets; c) 0.700% of the next $500 million of the fund's average daily net assets; and d) 0.700% of the fund's average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.81% of average net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 28, 2019, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

Prior to March 1, 2018, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceeded 0.00% of average net assets attributable to Class R6 shares, on an annualized basis.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       25

For the six months ended April 30, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$11,777	Class R6	$2,233
Class C	2,380	Total	$78,808
Class I	62,418

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.35% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,160 for the six months ended April 30, 2018. Of this amount, $716 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $3,444 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, there were no CDSCs for Class A and Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       26

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$7,375	$3,194
Class C	5,967	646
Class I	—	17,288
Class R6	—	67
Total	$13,342	$21,195

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Year ended 10-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	36,986	$449,563	55,007	$604,471
Distributions reinvested	647	7,814	126	1,332
Repurchased	(12,974)	(155,555)	(11,851)	(130,311)
Net increase	24,659	$301,822	43,282	$475,492
Class C shares
Sold	5,936	$72,528	2,979	$33,367
Distributions reinvested	70	847	12	127
Repurchased	(2,595)	(31,966)	(12)	(124)
Net increase	3,411	$41,409	2,979	$33,370
Class I shares
Sold	105,889	$1,300,554	1,656,593	$18,697,010
Distributions reinvested	2,054	24,834	116	1,224
Repurchased	(12,225)	(149,517)	(13,884)	(152,755)
Net increase	95,718	$1,175,871	1,642,825	$18,545,479
Class R6 shares
Sold	1,074	$13,295	598	$6,810
Distributions reinvested	10	118	—	—
Repurchased	(898)	(11,108)	—	—
Net increase	186	$2,305	598	$6,810
Total net increase	123,974	$1,521,407	1,689,684	$19,061,151

Affiliates of the fund owned 84%, 90%, 34% and 99% of shares of Class A, Class C, Class I and Class R6, respectively, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $6,922,669 and $6,158,044, respectively, for the six months ended April 30, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Trillium Asset Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

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John Hancock Investments

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John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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We serve investors globally through a unique multimanager approach:
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and serve the best interests of our shareholders.

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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong
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John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450363	467SA 4/18 6/18

John Hancock

ESG International Equity Fund

Semiannual report 4/30/18
ESG

A message to shareholders

Dear shareholder,

Financial markets around the world experienced a meaningful rise in volatility in the last half of the reporting period. Stocks in developed international markets hit a rough patch after macroeconomic data began to suggest that the growth many investors were hoping for may not be as robust as early indications had suggested, but advanced for the period nonetheless. Many emerging markets advanced overall, thanks in large part to a weaker U.S. dollar and continued economic improvement in developing markets.

One of the challenges investors will face in the coming months is navigating the continued normalization of monetary policy. Stronger economies will continue to prompt global central banks to dial back the stimulus they had injected into the financial system in the years following the financial crisis, and this less-accommodative stance may represent an adjustment for many markets.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
21	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The MSCI ACWI ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

International stocks posted gains

Despite a significant increase in market volatility in the latter half of the period, the fund's benchmark, the MSCI ACWI ex-USA Index, returned 3.47%.

The fund finished behind its benchmark

Stock selection in the consumer discretionary and information technology sectors contributed to the fund's underperformance.

Sector allocations were also a modest detractor

An underweight in the energy sector, which delivered a return well in excess of the index, cost the fund some relative performance.

SECTOR COMPOSITION AS OF 4/30/18 (%)

A note about risks

Larger companies may grow more slowly than smaller companies, may be slower to respond to business developments, and may underperform the market as a whole. Small and midsized companies are generally less established, may be more volatile than larger companies, and may underperform the market as a whole. The value of a company's equity securities is subject to change in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Investing primarily in responsible investments carries the risk that the fund may underperform funds that do not utilize a responsible investment strategy. The fund's environmental, social, and governance (ESG) policy could cause it to perform differently than similar funds that do not have such a policy. Successful application of the fund's investment strategy will depend on the managers' skill in properly identifying and analyzing material ESG issues. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Praveen S. Abichandani, CFA, Boston Common Asset Management

Praveen S. Abichandani, CFA
Portfolio Manager
Boston CommonAsset Management

How would you describe the investment environment during the six months ended April 30, 2018?

Despite a sharp increase in market volatility in the second half of the period, the fund's benchmark, the MSCI ACWI ex-USA Index, registered a total return of 3.47%. All of the gain occurred in the interval from November through January, when the combination of improving global growth, rising corporate earnings, and a tax cut in the United States fueled ebullient investor sentiment and led to strong gains for higher-risk investments.

The backdrop grew more challenging from February onward, however, as several developments prompted investors to take profits. Signs of rising inflation stoked fears that global central banks would be forced to hike interest rates more quickly than expected, and the United States' imposition of tariffs on steel and aluminum raised the prospect of a trade war. In addition, the markets were further pressured in April by concerns that the expansion in world economic growth may not be as robust as it appeared in late 2017. Together, these factors led to a decline of 4.73% for the index in the latter half of the period and caused the major world stock indexes to finish well off of their previous highs.

Can you review how the fund is invested?

We integrate traditional fundamental stock research with analysis of environmental, social, and governance (ESG) factors. The core of our philosophy is the view that companies attentive to ESG issues tend to be better-managed, higher-quality businesses and are therefore in a better position to generate superior market performance over time.

We invest with a long-term horizon and an emphasis on quality from both a traditional point of view (strategic and financial) and from an ESG perspective. We look for companies with positive ESG attributes, after exclusions for certain revenue sources, and we strive to invest in those that are generating attractive returns on invested capital from sustainable business models with limited financial leverage. At the same time, we avoid those with business models we consider unsustainable and whose financial reporting and managerial accountability we find untrustworthy.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       4

"The core of our philosophy is the view that companies attentive to ESG issues tend to be better-managed, higher-quality businesses and are therefore in a better position to generate superior market performance over time."

While we prefer to own the stocks of the strongest companies from an ESG perspective, we will not buy shares of a company with a weak investment outlook even if it has a compelling ESG profile. In industries where we are unable to identify enough stocks that are attractive from both an investment and ESG standpoint, we invest in those with above-average ESG scores and use active shareholder engagement to urge their management teams to improve their policies and operations.

What factors helped and hurt the fund's results during the period?

Individual stock selection—or in other words, the performance of the fund's holdings compared to the stocks in the index—was the primary driver of results. The fund's investments fell short of the benchmark components in the consumer discretionary and information technology sectors. Conversely, we added value through stock selection in consumer staples and energy.

Two Chinese stocks—BYD Company, Ltd. and Ctrip.com International, Ltd.—were the largest detractors in the consumer discretionary space. BYD, a manufacturer of electric vehicles, lost ground due to concerns about changes in China's subsidy regime, while shares of the travel-booking firm Ctrip.com were pressured by uneven profits. We continue to hold both stocks based on their long-term growth prospects and favorable ESG profiles. Asia-based companies also weighed on our results in technology, where the Korean internet content provider NAVER Corp. reported rising

TOP 10 HOLDINGS AS OF 4/30/18 (%)

Naspers, Ltd., N Shares	2.2
Alibaba Group Holding, Ltd., ADR	2.1
Hoya Corp.	2.1
Roche Holding AG	2.1
Shiseido Company, Ltd.	2.0
ING Groep NV	2.0
Daikin Industries, Ltd.	2.0
ORIX Corp.	2.0
Ferguson PLC	2.0
Unilever NV	1.9
TOTAL	20.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       5

earnings but nonetheless declined due to concerns about its Japanese messaging subsidiary. Check Point Software Technologies, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. also detracted from fund returns.

On the positive side, we posted robust results in the consumer staples sector thanks to a position in the Japanese makeup producer Shiseido Company, Ltd. The company successfully restructured its operations, leading to a sharp improvement in its profitability. Our healthy performance in energy largely stemmed from the outsize gains for Statoil ASA and Australia-based Origin Energy, Ltd., which helped offset the adverse effect of holding an underweight in the sector. Outside of these two areas, Umicore SA—a Belgium-based company that recycles metals and manufactures cathodes for lithium-ion batteries—was the top performer.

How would you summarize the fund's positioning at the close of the period?

In managing the portfolio, we incorporate important ESG themes that we think can support market-beating returns for the associated companies over time. One such theme is electric vehicles, which are gaining traction as consumers and governments look to take a more sustainable approach to transportation. We invest in stocks along the supply chain, which leads us to hold positions not just in electric vehicle producers—including BYD Company—but also providers of components, such as Umicore.

We believe the green chemical space is an additional area of long-term opportunity. For instance, U.K.-based Croda International PLC produces ingredients that consumer companies use to make natural or organic personal care products. We see this as a prime example of a company that features both a favorable ESG profile and a compelling longer-term growth opportunity. Companies that can capitalize on the shift toward energy efficiency, including Schneider Electric SE (France) and

TOP 10 COUNTRIES AS OF 4/30/18 (%)

Japan	14.3
United Kingdom	8.7
China	7.3
Germany	6.9
Switzerland	6.6
France	5.2
South Korea	5.0
Denmark	4.1
Hong Kong	3.7
Sweden	3.4
TOTAL	65.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       6

Spirax-Sarco Engineering PLC (United Kingdom), represent another case of the intersection between a fast-growing market space and positive ESG profiles.

We hold a relatively large weighting in emerging-market stocks, an aspect of our approach that has aided performance since the fund's inception in December 2016. We believe the emerging markets are home to a wide range of companies that meet our criteria, but in many cases with more attractive valuations than their developed-market peers. We remain focused on companies that are in a position to benefit from the expansion of the middle class population in Asia, especially China. In this vein, Beijing Enterprises Water Group, Ltd., which is striving to identify ways to solve water-quality issues for consumer and industrial uses, was one of the most notable additions to the portfolio.

Although we see these areas as being particularly interesting sources of long-term return potential, we also seek to have exposure across all sectors and geographies in order to maintain a balanced portfolio. Within the context of this diversified strategy, the fund is tilted in favor of economically sensitive companies. This approach reflects our view that the developed and emerging overseas markets are earlier in their economic cycles than the United States and thus have latitude for continued expansion. The fund's pro-cyclical bias is visible in its overweight in the information technology and industrials sectors. At the same time, we retain an element of defensiveness through an overweight position in healthcare.

Looking ahead, we will continue managing the fund in a way that integrates both ESG and traditional financial metrics, while also using active engagement with corporate management teams in an effort to make already good companies better through shareowner advocacy.

MANAGED BY

Praveen S. Abichandani, CFA On the fund since inception Investing since 1991
Corné A. Biemans On the fund since inception Investing since 1990
Matt A. Zalosh, CFA On the fund since inception Investing since 1996

The views expressed in this report are exclusively those of Praveen S. Abichandani, CFA, Boston Common Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	9.58	17.07	-4.08	24.25
Class I2	15.54	21.82	0.97	31.26
Class R6[2]	15.73	21.96	1.13	31.47
Index†	15.91	18.48	3.47	26.32

Performance figures assume all distributions have been reinvested. Figures reflect the maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6
Gross (%)	2.11	1.85	1.75
Net (%)	1.28	1.02	0.92

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI ACWI ex USA Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG International Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI ACWI ex USA Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	12-14-16	13,126	13,126	12,632
Class R6[2]	12-14-16	13,147	13,147	12,632

The MSCI ACWI ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-14-16.
2	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2017, with the same investment held until April 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2017	Ending value on 4-30-2018	Expenses paid during period ended 4-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,009.50	$6.33	1.27%
	Hypothetical example for comparison purposes	1,000.00	1,018.50	6.36	1.27%
Class I	Actual expenses/actual returns	1,000.00	1,009.70	5.08	1.02%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.11	1.02%
Class R6	Actual expenses/actual returns	1,000.00	1,011.30	4.59	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       11

Fund’s investments
AS OF 4-30-18 (unaudited)
	Shares	Value
Common stocks 96.7%		$57,035,637
(Cost $51,120,715)
Australia 3.2%		1,856,667
Macquarie Group, Ltd.	12,160	990,286
Origin Energy, Ltd. (A)	118,670	866,381
Belgium 1.7%		1,003,079
Umicore SA	18,035	1,003,079
Brazil 1.5%		903,040
Itau Unibanco Holding SA, ADR	62,150	903,040
Canada 1.5%		898,517
Canadian Pacific Railway, Ltd.	4,925	898,517
Chile 1.9%		1,119,756
Sociedad Quimica y Minera de Chile SA, ADR	20,400	1,119,756
China 7.3%		4,280,362
Alibaba Group Holding, Ltd., ADR (A)	6,990	1,247,994
BYD Company, Ltd., H Shares	77,000	538,313
Ctrip.com International, Ltd., ADR (A)	14,185	580,167
Ping An Insurance Group Company of China, Ltd., H Shares	94,000	918,512
Sunny Optical Technology Group Company, Ltd.	61,000	995,376
Denmark 4.1%		2,399,817
Novo Nordisk A/S, B Shares	18,960	891,650
Novozymes A/S, B Shares	12,315	578,964
Orsted A/S (B)	14,114	929,203
Finland 1.3%		739,566
Sampo OYJ, A Shares	13,675	739,566
France 5.2%		3,081,504
Air Liquide SA	5,965	775,308
AXA SA	27,000	772,163
Schneider Electric SE	10,700	969,894
Veolia Environnement SA	23,845	564,139
Germany 5.9%		3,488,681
Bayerische Motoren Werke AG	5,360	595,934
Deutsche Telekom AG	37,690	659,711
Infineon Technologies AG	27,805	711,966
SAP SE	8,290	921,065
Vonovia SE	11,975	600,005
Hong Kong 3.7%		2,171,526
AIA Group, Ltd.	113,000	1,009,904
Beijing Enterprises Water Group, Ltd. (A)	782,000	454,016
12	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Hang Lung Properties, Ltd.	299,000	$707,606
India 1.7%		990,196
HDFC Bank, Ltd., ADR	10,335	990,196
Indonesia 2.6%		1,561,323
Bank Rakyat Indonesia Persero Tbk PT	4,529,600	1,044,383
Kalbe Farma Tbk PT	4,788,500	516,940
Israel 1.1%		651,925
Check Point Software Technologies, Ltd. (A)	6,755	651,925
Japan 14.3%		8,420,548
Daikin Industries, Ltd.	10,100	1,179,839
Hoya Corp.	23,200	1,239,456
Keyence Corp.	1,600	975,647
Kubota Corp.	39,300	662,619
Nippon Telegraph & Telephone Corp.	12,700	602,681
ORIX Corp.	65,900	1,155,810
Panasonic Corp.	46,800	692,975
Shimano, Inc.	5,300	704,734
Shiseido Company, Ltd.	18,600	1,206,787
Mexico 1.2%		721,070
Grupo Financiero Banorte SAB de CV, Series O	115,300	721,070
Netherlands 3.4%		1,975,601
ASML Holding NV	4,115	783,428
ING Groep NV	70,750	1,192,173
Norway 1.2%		718,210
Statoil ASA	28,085	718,210
Russia 1.3%		751,267
Yandex NV, Class A (A)	22,520	751,267
Singapore 1.1%		655,455
Singapore Telecommunications, Ltd.	247,800	655,455
South Africa 2.2%		1,310,673
Naspers, Ltd., N Shares	5,380	1,310,673
South Korea 5.0%		2,968,778
Coway Company, Ltd.	6,977	570,163
LG Household & Health Care, Ltd.	620	791,665
NAVER Corp.	700	466,790
Samsung Electronics Company, Ltd.	460	1,140,160
Spain 2.6%		1,518,761
Melia Hotels International SA	51,034	758,789
Repsol SA	39,825	759,972
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	13

	Shares	Value
Sweden 3.4%		$2,033,349
Assa Abloy AB, B Shares	40,175	841,944
Atlas Copco AB, B Shares	20,325	720,389
Svenska Handelsbanken AB, A Shares	42,235	471,016
Switzerland 6.6%		3,904,358
Ferguson PLC	15,075	1,153,955
Julius Baer Group, Ltd. (A)	9,865	585,472
Novartis AG	12,365	951,787
Roche Holding AG	5,460	1,213,144
Taiwan 1.5%		906,651
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	23,580	906,651
Thailand 1.5%		899,024
Kasikornbank PCL	141,600	899,024
United Kingdom 8.7%		5,105,933
Barclays PLC	204,310	582,513
Croda International PLC	15,580	953,076
Reckitt Benckiser Group PLC	11,020	864,503
Smith & Nephew PLC	39,435	755,226
Spirax-Sarco Engineering PLC	10,125	802,612

Unilever NV	20,025	1,148,003
Preferred securities 1.0%		$583,318
(Cost $618,096)
Germany 1.0%		583,318
Henkel AG & Company KGaA	4,590	583,318
Total investments (Cost $51,738,811) 97.7%		$57,618,955
Other assets and liabilities, net 2.3%		1,363,084
Total net assets 100.0%		$58,982,039

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $51,812,082. Net unrealized appreciation aggregated to $5,806,873, of which $6,996,576 related to gross unrealized appreciation and $1,189,703 related to gross unrealized depreciation.
14	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $51,738,811)	$57,618,955
Cash	1,038,800
Foreign currency, at value (Cost $14,134)	14,134
Receivable for fund shares sold	48,998
Dividends and interest receivable	277,735
Other receivables and prepaid expenses	40,038
Total assets	59,038,660
Liabilities
Payable to affiliates
Accounting and legal services fees	6,642
Transfer agent fees	5,492
Trustees' fees	171
Investment management fees	1,911
Other liabilities and accrued expenses	42,405
Total liabilities	56,621
Net assets	$58,982,039
Net assets consist of
Paid-in capital	$52,596,970
Undistributed net investment income	223,106
Accumulated net realized gain (loss) on investments and foreign currency transactions	285,199
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,876,764
Net assets	$58,982,039

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($7,190,055 ÷ 554,042 shares)[1]	$12.98
Class I ($49,830,357 ÷ 3,834,599 shares)	$12.99
Class R6 ($1,961,627 ÷ 150,930 shares)	$13.00
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$13.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Dividends	$688,148
Interest	5,791
Less foreign taxes withheld	(66,782)
Total investment income	627,157
Expenses
Investment management fees	244,891
Distribution and service fees	8,583
Accounting and legal services fees	6,253
Transfer agent fees	30,796
Trustees' fees	622
State registration fees	22,459
Printing and postage	14,699
Professional fees	23,445
Custodian fees	35,873
Registration and filing fees	19,873
Other	5,584
Total expenses	413,078
Less expense reductions	(111,522)
Net expenses	301,556
Net investment income	325,601
Realized and unrealized gain (loss)
Net realized gain on investments and foreign currency transactions	290,815
Change in net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	(79,942)
Net realized and unrealized gain	210,873
Increase in net assets from operations	$536,474

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Period ended 10-31-17[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$325,601	$253,006
Net realized gain	290,815	191,542
Change in net unrealized appreciation (depreciation)	(79,942)	5,956,706
Increase in net assets resulting from operations	536,474	6,401,254
Distributions to shareholders
From net investment income
Class A	(20,156)	—
Class I	(262,607)	—
Class R6	(12,323)	—
From net realized gain
Class A	(31,754)	—
Class I	(230,007)	—
Class R6	(9,356)	—
Total distributions	(566,203)	—
From fund share transactions	2,969,217	49,641,297
Total increase	2,939,488	56,042,551
Net assets
Beginning of period	56,042,551	—
End of period	$58,982,039	$56,042,551
Undistributed net investment income	$223,106	$192,591

[1]	Period from 12-14-16 (commencement of operations) to 10-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       17

Financial highlights

Class A Shares Period ended	4-30-18	[1]	10-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$12.96		$10.00
Net investment income[3]	0.06		0.13
Net realized and unrealized gain on investments	0.06		2.83
Total from investment operations	0.12		2.96
Less distributions
From net investment income	(0.04)		—
From net realized gain	(0.06)		—
Total distributions	(0.10)		—
Net asset value, end of period	$12.98		$12.96
Total return (%)[4,5]	0.95	[6]	29.60	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	[7]	2.11	[7]
Expenses including reductions	1.27	[7]	1.28	[7]
Net investment income	0.93	[7]	1.27	[7]
Portfolio turnover (%)	11		10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       18

Class I Shares Period ended	4-30-18	[1]	10-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$13.00		$10.00
Net investment income[3]	0.08		0.11
Net realized and unrealized gain (loss) on investments	0.04		2.89
Total from investment operations	0.12		3.00
Less distributions
From net investment income	(0.07)		—
From net realized gain	(0.06)		—
Total distributions	(0.13)		—
Net asset value, end of period	$12.99		$13.00
Total return (%)[4]	0.97	[5]	30.00	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$50		$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	[6]	1.85	[6]
Expenses including reductions	1.02	[6]	1.02	[6]
Net investment income	1.15	[6]	1.07	[6]
Portfolio turnover (%)	11		10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       19

Class R6 Shares Period ended	4-30-18	[1]	10-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$13.00		$10.00
Net investment income[3]	0.08		0.17
Net realized and unrealized gain on investments	0.06		2.83
Total from investment operations	0.14		3.00
Less distributions
From net investment income	(0.08)		—
From net realized gain	(0.06)		—
Total distributions	(0.14)		—
Net asset value, end of period	$13.00		$13.00
Total return (%)[4]	1.13	[5]	30.00	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[6]	1.75	[6]
Expenses including reductions	0.92	[6]	0.93	[6]
Net investment income	1.23	[6]	1.64	[6]
Portfolio turnover (%)	11		10

[1]	Six months ended 4-30-18. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       20

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       21

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,856,667	—	$1,856,667	—
Belgium	1,003,079	—	1,003,079	—
Brazil	903,040	$903,040	—	—
Canada	898,517	898,517	—	—
Chile	1,119,756	1,119,756	—	—
China	4,280,362	1,828,161	2,452,201	—
Denmark	2,399,817	—	2,399,817	—
Finland	739,566	—	739,566	—
France	3,081,504	—	3,081,504	—
Germany	3,488,681	—	3,488,681	—
Hong Kong	2,171,526	—	2,171,526	—
India	990,196	990,196	—	—
Indonesia	1,561,323	—	1,561,323	—
Israel	651,925	651,925	—	—
Japan	8,420,548	—	8,420,548	—
Mexico	721,070	721,070	—	—
Netherlands	1,975,601	—	1,975,601	—
Norway	718,210	—	718,210	—
Russia	751,267	751,267	—	—
Singapore	655,455	—	655,455	—
South Africa	1,310,673	—	1,310,673	—
South Korea	2,968,778	—	2,968,778	—
Spain	1,518,761	—	1,518,761	—
Sweden	2,033,349	—	2,033,349	—
Switzerland	3,904,358	—	3,904,358	—
Taiwan	906,651	906,651	—	—
Thailand	899,024	—	899,024	—
United Kingdom	5,105,933	—	5,105,933	—
Preferred securities	583,318	—	583,318	—
Total investments in securities	$57,618,955	$8,770,583	$48,848,372	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       22

reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2018 were $1,068.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       23

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund's average daily net assets; b) 0.800% of the next $500 million of the fund's average daily net assets; and c) 0.750% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.91% of average net assets of the fund on an annualized basis. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2019, unless renewed by

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       24

mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$13,234	Class R6	$3,814
Class I	94,474	Total	$111,522

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.46% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,299 for the six months ended April 30, 2018. Of this amount, $1,962 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $10,074 was paid as sales commissions to broker-dealers and $263 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2018, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       25

Class level expenses. Class level expenses for the six months ended April 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$8,583	$3,720
Class I	—	26,957
Class R6	—	119
Total	$8,583	$30,796

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2018 and for the period ended October 31, 2017 were as follows:

		Six months ended 4-30-18		Period ended 10-31-17[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	68,523	$900,772	501,175	$5,119,516
Distributions reinvested	481	6,131	—	—
Repurchased	(12,016)	(161,614)	(4,121)	(50,577)
Net increase	56,988	$745,289	497,054	$5,068,939
Class I shares
Sold	199,369	$2,623,857	3,674,537	$43,178,473
Distributions reinvested	7,150	91,161	—	—
Repurchased	(37,769)	(498,929)	(8,688)	(110,175)
Net increase	168,750	$2,216,089	3,665,849	$43,068,298
Class R6 shares
Sold	925	$12,304	150,365	$1,504,310
Distributions reinvested	4	49	—	—
Repurchased	(341)	(4,514)	(23)	(250)
Net increase	588	$7,839	150,342	$1,504,060
Total net increase	226,326	$2,969,217	4,313,245	$49,641,297

1Period from 12-14-16 (commencement of operations) to 10-31-17.

Affiliates of the fund owned 81%, 78% and 99% of shares of Class A, Class I and Class R6, respectively, on April 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $8,893,477 and $5,997,079, respectively, for the six months ended April 30, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Common Asset Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF450362	469SA 4/18 6/18

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	June 15, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	June 15, 2018